UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06557
RidgeWorth Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 06/30/2009

Item 1. Schedule of Investments.
SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.0%)
Consumer Discretionary (18.5%)
Amazon.com, Inc.*(a)	42,300	3,539
Best Buy Co., Inc.(a)	24,500	820
Blue Nile, Inc.*	81,000	3,482
Coach, Inc.(a)	89,900	2,417
D.R. Horton, Inc.	107,400	1,005
Netflix, Inc.*(a)	23,100	955
Nordstrom, Inc.(a)	75,400	1,500
Urban Outfitters, Inc.*(a)	52,600	1,098
VistaPrint Ltd.*	89,900	3,834

		18,650

Consumer Staples (1.1%)
Costco Wholesale Corp.	24,000	1,097

Financials (13.0%)
Alliance Data Systems Corp.*	74,100	3,052
BlackRock, Inc.(a)	29,100	5,105
Greenhill & Co., Inc.(a)	16,000	1,155
Huron Consulting Group, Inc.*	29,800	1,378
MSCI, Inc., Cl A*	30,400	743
Portfolio Recovery Associates, Inc.*	43,500	1,685

		13,118

Health Care (20.6%)
Alcon, Inc.	8,600	999
Celgene Corp.*	42,300	2,024
Covance, Inc.*(a)	41,600	2,047
Gilead Sciences, Inc.*	116,000	5,433
Hologic, Inc.*	93,900	1,336
IDEXX Laboratories, Inc.*(a)	28,600	1,321
Intuitive Surgical, Inc.*	9,500	1,555
Medco Health Solutions, Inc.*	55,400	2,527
Psychiatric Solutions, Inc.*	153,800	3,497

		20,739

Industrials (4.5%)
First Solar, Inc.*	28,000	4,540

Information Technology (35.6%)
Apple, Inc.*	41,000	5,839
Baidu, Inc. ADR*(a)	4,500	1,355
Cisco Systems, Inc.*	125,600	2,341
Cognizant Technology Solutions Corp., Cl A*	193,600	5,169
F5 Networks, Inc.*	109,500	3,788
Google, Inc., Cl A*	12,000	5,059
MEMC Electronic Materials, Inc.*	104,600	1,863
Paychex, Inc.	90,400	2,278
QUALCOMM, Inc.	122,500	5,537
SunPower Corp., Cl A*	102,500	2,730

		35,959

Telecommunication Services (5.7%)
American Tower Corp., Cl A*	68,800	2,169
NII Holdings, Inc.*(a)	100,000	1,907
tw telecom, Inc.*(a)	166,300	1,708

		5,784

Total Common Stocks		99,887

Short-Term Investment (18.9%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	19,123	19,123

Total Short-Term Investment		19,123

Money Market Fund (0.6%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	646,158	646

Total Money Market Fund		646

Total Investments (Cost $102,792)(d) — 118.5%		119,656
Liabilities in excess of other assets — (18.5)%		(18,707)

Net Assets — 100.0%		$100,949

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $18,698.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in Notes to Schedules of Portfolio Investment).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.3%)
Consumer Discretionary (27.5%)
Blue Nile, Inc.*	55,500	2,386
hhgregg, Inc.*	55,100	835
J. Crew Group, Inc.*(a)	25,300	683
J.C. Penney Co., Inc.	59,200	1,700
KB Home	135,400	1,852
Lululemon Athletica, Inc.*(a)	157,400	2,051
MercadoLibre, Inc.*(a)	99,800	2,683
Priceline.com, Inc.*	13,500	1,506
Quanta Services, Inc.*	75,100	1,737
Strayer Education, Inc.	7,700	1,679
True Religion Apparel, Inc.*(a)	20,000	446
VistaPrint Ltd.*	64,800	2,764

		20,322

Energy (1.0%)
Ormat Technologies, Inc.(a)	18,900	762

Financials (12.9%)
Alliance Data Systems Corp.*	55,600	2,290
BlackRock, Inc.(a)	8,100	1,421
eHealth, Inc.*(a)	42,537	751
Greenhill & Co., Inc.(a)	13,300	960
IntercontinentalExchange, Inc.*	9,100	1,040
Portfolio Recovery Associates, Inc.*	47,400	1,836
Stifel Financial Corp.*(a)	25,800	1,241

		9,539

Health Care (16.2%)
Covance, Inc.*	29,000	1,427
HMS Holdings Corp.*	70,800	2,883
Hologic, Inc.*	64,200	913
IDEXX Laboratories, Inc.*(a)	24,000	1,109
Illumina, Inc.*(a)	32,300	1,258
Intuitive Surgical, Inc.*	8,000	1,309
Psychiatric Solutions, Inc.*	132,400	3,011

		11,910

Industrials (7.3%)
American Superconductor Corp.*	101,500	2,665
First Solar, Inc.*	11,000	1,783
Valmont Industries, Inc.	13,400	966

		5,414

Information Technology (29.2%)
3PAR, Inc.*(a)	35,000	434
AsiaInfo Holdings, Inc.*	97,500	1,678
Baidu, Inc. ADR*(a)	5,000	1,506
Cognizant Technology Solutions Corp., Cl A*	64,000	1,709
CommVault Systems, Inc.*	13,800	229
Concur Technologies, Inc.*(a)	17,500	544
Constant Contact, Inc.*(a)	40,000	794
Energy Conversion Devices, Inc.*	63,000	891
F5 Networks, Inc.*	93,700	3,241
IHS, Inc., Cl A*(a)	31,000	1,546
MEMC Electronic Materials, Inc.*	83,500	1,487
NetEase.com, Inc. ADR*(a)	33,200	1,168
Paychex, Inc.	26,000	655
Sourcefire, Inc.*	43,500	539
Starent Networks Corp.*(a)	120,500	2,941
SunPower Corp., Cl A*	83,100	2,214

		21,576

Materials (0.4%)
Calgon Carbon Corp.*(a)	18,000	250

Telecommunications Services (1.6%)
SBA Communications Corp., Cl A*(a)	48,500	1,190

Utilities (1.2%)
ITC Holdings Corp.	20,000	907

Total Common Stocks		71,870

Short-Term Investment (27.3%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	20,137	20,137

Total Short-Term Investment		20,137

Money Market Fund (2.1%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	1,516,145	1,516

Total Money Market Fund		1,516

Total Investments (Cost $89,642)(d) — 126.7%		93,523
Liabilities in excess of other assets — (26.7)%		(19,706)

Net Assets — 100.0%		$73,817

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $19,599.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (130.3%)
Foreign Common Stocks (129.7%)
Australia (6.5%)
Amcor Ltd.	164,588	662
Ansell Ltd.	54,452	385
BlueScope Steel Ltd.	309,084	630
Nufarm Ltd.	92,200	682
OneSteel Ltd.	390,921	812
Origin Energy Ltd.	41,561	490
Stockland Trust Group	381,922	988
Tatts Group Ltd.	279,670	574
Toll Holdings Ltd.	199,892	1,006

		6,229

Austria (2.7%)
Immofinanz Immobilien Anlagen AG	230,200	471
OMV AG	26,600	996
Voestalpine AG	39,400	1,081

		2,548

Belgium (3.9%)
Belgacom SA	20,000	638
Colruyt SA	3,780	862
Compagnie Nationale a Portefeuille SA	8,600	415
Fortis	257,400	877
Mobistar SA	14,400	887

		3,679

Bermuda (0.6%)
TPV Technology Ltd.	1,192,000	534

Brazil (0.4%)
Gafisa SA ADR	18,950	312
Vivo Particpacoes SA ADR	778	15

		327

Canada (7.6%)
Agrium, Inc.	19,300	770
BCE, Inc.	43,900	907
Bombardier, Inc. Cl B	325,400	965
Brookfield Properties Corp.	129,600	1,033
Denison Mines Corp.	97,200	158
EnCana Corp.	19,100	945
Kinross Gold Corp.	54,800	995
Potash Corp. of Saskatchewan, Inc.	9,900	921
Precision Drilling Trust	102,500	500

		7,194

Cayman Islands (2.0%)
Focus Media Holding Ltd. ADR	50,700	409
Greentown China Holdings Ltd.	222,500	328
Kingboard Chemical Holdings Ltd.	39,000	96
Melco Crown Entertainment Ltd. ADR	197,900	890
WuXi PharmaTech Cayman, Inc. ADR	20,300	192

		1,915

Chile (0.5%)
Banco Santander Chile ADR	10,800	504

China (1.8%)
China Life Insurance Co. Ltd. ADR	14,700	815
China Petroleum & Chemical Corp. ADR	11,900	903

		1,718

Denmark (0.8%)
H. Lundbeck A/S	40,500	771

Finland (0.8%)
Stora Enso Oyj	148,200	782

France (18.2%)
Atos Origin SA	14,200	481
Bouygues SA	38,800	1,459
Compagnie de Saint-Gobain	22,100	739
DANONE SA	19,400	957
Derichebourg SA	55,915	147
Eramet	2,430	634
Etablissements Maurel et Prom	54,400	921
Eurazeo	7,100	295
France Telecom SA SP ADR	42,200	963
Gecina SA	357	22
L’Oreal SA	12,400	927
M6 Metropole Television	25,500	482
Natixis	497,300	962
PagesJaunes SA	78,700	765
Pinault-Printemps-Redoute SA	11,900	971
Sodexho Alliance SA	19,600	1,006
Total SA SP ADR	25,500	1,383
Unibail-Rodamco	5,600	834
Valeo SA	48,400	890
Vinci SA	19,500	875
Vivendi	39,100	934
Wendel	21,332	688

		17,335

Germany (11.6%)
Allianz SE	9,251	849
BASF SE	18,000	717
Bayer AG	21,000	1,126
Deutsche Bank AG	15,100	921
Fraport AG	15,000	641
Hannover Rueckversicherung AG	18,767	690
HeidelbergCement AG	2,921	121
Heidelberger Druckmaschinen AG	63,200	356
K+S AG	8,000	451
Metro AG	13,900	664
MLP AG	51,700	618
MPC Muenchmeyer Peterson Capital AG	7,800	55
Muenchener Rueckversicherungs-Gesellschaft AG	6,700	903
Puma AG Rudolf Dassler Sport	2,200	484
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
SAP AG SP ADR	22,700	912
Siemens AG SP ADR	9,100	630
Solarworld AG	18,800	443
Suedzucker AG	23,800	482

		11,063

Hong Kong (3.4%)
China Resources Enterprise Ltd.	230,000	461
Hysan Development Co. Ltd.	204,000	524
Ping An Insurance (Group) Co. of China Ltd.	62,000	419
Swire Pacific Ltd.	99,000	999
Yue Yuen Industrial (Holdings) Ltd.	364,500	859

		3,262

Ireland (1.9%)
Bank of Ireland SP ADR	68,686	656
Kerry Group PLC	21,800	497
Ryanair Holdings PLC SP ADR	16,700	474
SkillSoft PLC ADR	24,600	192

		1,819

Israel (0.5%)
NICE Systems Ltd. SP ADR	20,000	462

Italy (2.3%)
EXOR SpA	31,700	456
Italcementi SpA	44,300	506
Saras SpA	288,300	821
Unipol Gruppo Finanziario SpA	360,000	421

		2,204

Japan (19.5%)
Benesse Corp.	24,000	962
Canon Marketing Japan, Inc.	34,800	488
COSMO OIL Co. Ltd.	257,000	875
Credit Saison Co. Ltd.	38,400	490
Daikin Industries Ltd.	3,600	116
Fuji Fire and Marine Insurance Co. Ltd. (The)	353,000	451
HIKARI TSUSHIN, Inc.	22,400	506
HISAMITSU PHARMACEUTICAL Co., Inc.	30,200	941
Hitachi Ltd.	196,000	612
Hosiden Corp.	27,000	345
JFE Shoji Holdings, Inc.	129,000	478
Konica Minolta Holdings, Inc.	95,500	998
Maruichi Steel Tube Ltd.	47,100	892
Mitsui Chemicals, Inc.	109,000	350
Mitsui Sumitomo Insurance Group Holdings, Inc.	9,000	237
Mochida Pharmaceutical Co. Ltd.	35,000	337
MORI SEIKI Co. Ltd.	22,000	230
NEC Electronics Corp.	101,800	927
NGK Spark Plug Co. Ltd.	104,000	994
Nintendo Co. Ltd.	2,800	774
Nippon Oil Corp.	94,000	556
NIPPON SHOKUBAI Co. Ltd.	57,000	437
OMRON Corp.	57,900	839
Promise Co. Ltd.	57,800	740
Sankyo Co. Ltd.	18,000	962
Shin-Etsu Chemical Co. Ltd.	21,100	981
Toagosei Co. Ltd.	24,000	66
TOHO GAS Co. Ltd.	212,000	863
Toyota Industries Corp.	25,800	644
Yamaha Corp.	37,500	470

		18,561

Jersey (0.7%)
Shire PLC	49,200	676

Luxembourg (1.2%)
SES	61,200	1,167

Mexico (2.0%)
Coca-Cola FEMSA, SAB de CV SP ADR	10,400	417
Fomento Economico Mexicano, SAB de CV SP ADR	15,200	490
Grupo Televisa SA SP ADR	56,500	961

		1,868

Netherlands (4.7%)
Akzo Nobel NV	28,000	1,232
Koninklijke Ahold NV	76,400	877
Reed Elsevier NV	51,100	562
TNT NV	46,500	903
Wolters Kluwer NV	53,500	934

		4,508

Norway (1.8%)
PA Resources AB	29,800	108
Renewable Energy Corp. ASA	87,900	682
Storebrand ASA	221,454	965

		1,755

Papua New Guinea (0.7%)
Oil Search Ltd.	141,400	622

Portugal (0.9%)
Banco Comercial Portugues SA	873,300	887

Russian Federation (0.3%)
Rostelecom SP ADR	8,800	279

Singapore (1.8%)
Keppel Land Ltd.	757,000	1,155
SMRT Corp. Ltd.	489,000	571

		1,726

South Africa (1.0%)
Gold Fields Ltd. SP ADR	80,600	971

Spain (1.2%)
Banco Espanol de Credito SA	39,900	411
Compania Espanola de Petroleos SA	5,600	216
Gestevision Telecinco SA	50,200	468

		1,095

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Sweden (3.5%)
Holmen AB, Cl B	22,045	482
Securitas AB, Cl B	100,500	854
Svenska Handelsbanken AB, Cl A	52,200	987
Swedish Match AB	60,300	979

		3,302

Switzerland (7.4%)
Baloise Holding AG	11,800	876
Compagnie Financiere Richemont SA, Cl A	42,500	883
Lonza Group AG	9,600	954
Nestle SA	22,800	858
Nobel Biocare Holding AG	21,000	459
Schindler Holding AG	20,200	1,254
Swiss Life Holding AG	9,800	846
Synthes, Inc.	9,400	908

		7,038

Taiwan (1.5%)
Siliconware Precision Industries Co. SP ADR	75,200	466
United Microelectronics Corp. SP ADR	366,200	967

		1,433

United Kingdom (16.0%)
Amlin PLC	129,000	641
Barclays PLC SP ADR	53,500	987
Brit Insurance Holdings PLC	185,300	575
British Airways PLC	451,600	926
Britvic PLC	180,216	827
Bunzl PLC	60,100	497
Cobham PLC	322,500	916
Friends Provident Group PLC	152,656	165
International Power PLC	245,200	960
Jardine Lloyd Thompson Group PLC	53,776	357
Ladbrokes PLC	303,100	918
Lloyds TSB Group PLC SP ADR	166,300	793
Lonmin PLC	49,300	951
Man Group PLC	133,800	611
Old Mutual PLC	854,200	1,137
Rio Tinto PLC SP ADR	5,600	918
RSA Insurance Group PLC	443,200	876
Sage Group PLC (The)	162,200	475
Thomas Cook Group PLC	252,400	853
Tomkins PLC	367,900	896

		15,279

Total Foreign Common Stocks		123,513

Short-Term Investment (0.6%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.050%, 07/01/09(a)	570	570

Total Short-Term Investment		570

Total Investments — 130.3%
Total Long Positions (Cost $122,932)(b)		124,083
Liabilities in excess of other assets — 0.5%		(449)
Short Positions (see summary below) — (29.8)%		(28,375)

Net Assets — 100.0%		$95,259

Short Positions ((29.8)%)
Foreign Common Stocks Sold Short ((29.8)%)
Argentina ((0.6)%)
Telecom Argentina SA SP ADR	(42,800)	(549)

Australia ((1.5)%)
Cochlear Ltd.	(19,600)	(911)
Sims Metal Management Ltd.	(23,300)	(498)

		(1,409)

Austria ((0.7)%)
Oesterreichische Elektrizitaetswirtschafts AG, Cl A	(13,500)	(687)

Belgium ((0.7)%)
Anheuser-Busch InBev NV	(17,509)	(632)

Brazil ((0.3)%)
Gol Linhas Aereas Inteligentes SA ADR	(52,400)	(297)

Canada ((2.0)%)
Magna International, Inc., Cl A	(23,600)	(997)
Transatlantic Holdings, Inc.	(48,300)	(926)

		(1,923)

Denmark ((2.9)%)
Carlsberg A/S, Cl B	(10,700)	(686)
Danisco A/S	(16,100)	(631)
NovoNordisk A/S SP ADR	(18,300)	(997)
Novozymes A/S, Cl B	(5,800)	(471)

		(2,785)

France ((3.9)%)
Compagnie Generale de Geophysique-Veritas	(33,500)	(602)
Electricite de France	(17,900)	(871)
GDF Suez	(16,200)	(603)
Suez Environnement SA	(37,300)	(651)
Technip-Coflexip SA	(19,500)	(954)

		(3,681)

Germany ((2.4)%)
Deutsche Boerse AG	(10,800)	(837)
Deutsche Postbank AG	(17,700)	(447)
Merck KGaA	(9,600)	(978)

		(2,262)

Hong Kong ((1.0)%)
China Unicom Ltd. ADR	(70,200)	(937)

India ((0.5)%)
Strelite Industries (India) Ltd. ADR	(35,600)	(443)

Ireland ((0.1)%)
ICON PLC SP ADR	(4,100)	(89)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Japan ((6.5)%)
ABC-MART, Inc.	(4,500)	(116)
Circle K Sunkus Co. Ltd.	(29,800)	(466)
Dai Nippon Printing Co. Ltd.	(55,000)	(756)
Kobayashi Pharmaceutical Co. Ltd.	(24,600)	(932)
Kubota Corp.	(80,000)	(662)
NGK Insulators Ltd.	(26,000)	(532)
Nitori Co. Ltd.	(14,000)	(995)
Shimachu Co. Ltd.	(21,500)	(453)
SoftBank Corp.	(35,000)	(684)
TOHO Co. Ltd.	(36,100)	(590)
Yamaha Motor Co. Ltd.	(2,700)	(30)

		(6,216)

Luxembourg ((0.4)%)
ArcelorMittal	(12,800)	(424)

Mexico ((0.5)%)
Telmex Internacional, SAB de CV ADR	(36,700)	(464)

Netherlands ((1.8)%)
ASML Holding NV	(31,400)	(679)
Heineken NV	(26,900)	(997)

		(1,676)

Spain ((1.9)%)
Abertis Infraestructuras SA	(47,300)	(889)
Industria de Diseno Textil SA	(19,800)	(949)

		(1,838)

Sweden ((0.5)%)
Hennes & Mauritz AB, Cl B	(9,900)	(494)

Switzerland ((0.7)%)
Sonova Holding AG	(8,100)	(658)

United Kingdom ((0.9)%)
British American Tobacco PLC	(33,100)	(911)

Total Foreign Common Stocks Sold Short		(28,375)

Total Investment Securities Sold Short (Proceeds $27,654)		(28,375)

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
The investment concentrations for the International Equity 130/30 Fund as a percentage of net assets, by sector, as of June 30, 2009, were as follows:

Long Positions:
Financials	30.7%
Consumer Discretionary	21.3
Materials	19.1
Industrials	17.6
Energy	9.8
Consumer Staples	8.4
Information Technology	8.0
Telecommunication Services	7.2
Health Care	5.7
Utilities	1.9
Short-Term Investment	0.6
Short Positions:
Health Care	(4.9)
Industrials	(4.1)
Consumer Staples	(4.0)
Utilities	(3.9)
Consumer Discretionary	(3.8)
Materials	(2.4)
Financials	(2.3)
Telecommunication Services	(2.0)
Information Technology	(1.4)
Energy	(1.0)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (98.1%)
Australia (7.5%)
BHP Billiton Ltd.	133,390	3,731
Caltex Australia Ltd.	174,529	1,947
Challenger Financial Services Group, Ltd.(a)	281,886	509
Downer EDI Ltd.	514,752	2,318
Macquarie Group Ltd.	81,715	2,574
National Australia Bank Ltd.(a)	169,528	3,065
Qantas Airways Ltd.	1,360,497	2,203

		16,347

Austria (1.9%)
OMV AG	57,368	2,148
Voestalpine AG(a)	73,521	2,016

		4,164

Belgium (1.1%)
Anheuser-Busch InBev NV	30,344	1,096
Tessenderlo Chemie NV	39,940	1,269

		2,365

Bermuda (0.5%)
Texwinca Holdings Ltd.	1,320,000	1,054

Brazil (1.9%)
Gerdau SA	154,081	1,616
Petroleo Brasileiro SA	117,400	1,951
Rossi Residencial SA*	124,284	523

		4,090

Canada (0.7%)
Research In Motion Ltd.*	20,171	1,433

Cayman Islands (0.6%)
Lonking Holdings Ltd.	521,000	253
Shimao Property Holdings Ltd.	577,500	1,122

		1,375

China (1.1%)
PetroChina Co. Ltd., Cl H	2,120,000	2,353

France (10.8%)
BNP Paribas	22,388	1,452
Capgemini SA	28,433	1,047
Compagnie Generale de Geophysique-Veritas*	82,981	1,491
Credit Agricole SA(a)	105,061	1,308
France Telecom SA	144,642	3,279
PSA Peugeot Citroen SA*	44,912	1,179
Publicis Groupe(a)	77,099	2,350
Sanofi-Aventis	59,036	3,467
Societe Generale	45,957	2,507
UbiSoft Entertainment SA*	39,632	964
Vinci SA	41,723	1,872
Vivendi	114,146	2,728

		23,644

Germany (7.4%)
Adidas AG	23,728	900
Allianz SE	32,909	3,019
Deutsche Bank AG(a)	58,795	3,565
Deutsche Lufthansa AG	104,031	1,306
MAN AG	27,528	1,683
SAP AG	20,308	815
Siemens AG	41,831	2,889
ThyssenKrupp AG	79,661	1,979

		16,156

Greece (0.8%)
Public Power Corp. SA*	82,800	1,707

Hong Kong (2.7%)
China Resources Land Ltd.	289,582	642
Industrial & Commercial Bank of China Ltd.	1,963,000	3,561
Shenzhen Investment Ltd.	3,260,000	1,359
Sino-Ocean Land Holdings Ltd.	378,048	433

		5,995

India (1.4%)
Grasim Industries Ltd.	9,786	472
Indiabulls Real Estate Ltd.	317,962	1,297
Tata Steel Ltd.	148,056	1,207

		2,976

Italy (1.7%)
Intesa Sanpaolo SpA*	267,156	860
UniCredito Italiano SpA*	1,166,524	2,937

		3,797

Japan (18.1%)
Aisin Seiki Co. Ltd.	53,300	1,159
Bank of Nagoya Ltd. (The)	28,000	127
Daicel Chemical Industries Ltd.	158,000	960
Daiichi Sankyo Co. Ltd.	37,200	667
East Japan Railway Co.	17,100	1,031
Electric Power Development Co. Ltd.	28,100	799
Hitachi High-Technologies Corp.	115,500	1,975
Honda Motor Co. Ltd.	50,000	1,381
Itochu Techno-Solutions Corp.	747,000	5,212
Mitsubishi UFJ Financial Group, Inc.	280,481	1,741
Mitsui & Co. Ltd.	93,600	1,114
Nippon Telegraph & Telephone Corp.	134,014	5,454
Nissan Motor Co. Ltd.	72,000	438
ORIX Corp.	62,930	3,796
Shin-Etsu Chemical Co. Ltd.	50,300	2,340
Sumitomo Corp.	127,700	1,302
Sumitomo Mitsui Financial Group, Inc.(a)	26,000	1,061
Takata Corp.	272,600	4,324
Tokai Carbon Co. Ltd.	283,000	1,484
TOKAI RIKA Co. Ltd.	177,800	2,841
TS TECH Co. Ltd.	30,500	446

		39,652

Luxembourg (1.4%)
ArcelorMittal(a)	92,619	3,039

Mauritius (0.8%)
Golden Agri-Resources Ltd.(a)	6,748,000	1,771

Netherlands (3.6%)
Aegon NV	319,832	1,966
ING Groep NV	297,213	2,990
Koninklijke Ahold NV	194,927	2,238
Royal Philips Electronics NV	29,931	551

		7,745

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Norway (0.5%)
Telenor ASA*	148,800	1,145

Russian Federation (0.3%)
JSC MMC Norilsk Nickel ADR*	74,435	685

Singapore (4.0%)
Midas Holdings Ltd.	1,841,000	998
SIA Engineering Co. Ltd.	1,124,000	2,173
Singapore Airport Terminal Services Ltd.	413,000	622
Singapore Petroleum Co. Ltd.	95,000	407
Venture Corp. Ltd.	946,000	4,560

		8,760

Spain (3.9%)
Banco Santander Central Hispano SA	260,354	3,126
Telefonica SA	238,858	5,401

		8,527

Sweden (1.6%)
Alfa Laval AB(a)	144,321	1,378
Hennes & Mauritz AB(a)	42,529	2,123

		3,501

Switzerland (7.9%)
ABB Ltd.	129,347	2,034
Nestle SA	131,461	4,952
Roche Holding AG	29,746	4,044
Swiss Re	87,214	2,886
Transocean Ltd.*	26,897	1,998
UBS AG*	115,026	1,407

		17,321

Taiwan (0.9%)
Lite-On Technology Corp.*	2,269,000	1,971

United Kingdom (15.0%)
Aviva PLC	341,571	1,919
BAE Systems PLC	501,589	2,793
Barclays PLC	612,659	2,852
British American Tobacco PLC	97,319	2,678
G4S PLC	583,089	2,000
GAME Group PLC	322,984	874
GlaxoSmithKline PLC	165,521	2,909
Kazakhmys PLC	174,428	1,808
Royal Bank of Scotland Group PLC (The)*	2,849,883	1,811
Royal Dutch Shell PLC ADR	17,029	866
Royal Dutch Shell PLC, Cl A	149,656	3,737
Royal Dutch Shell PLC, Cl B	127,544	3,202
SABMiller PLC	94,423	1,918
William Morrison Supermarkets PLC	272,683	1,061
Xstrata PLC	213,514	2,309

		32,737

Total Foreign Common Stocks		214,310

Preferred Stock (0.6%)
Brazil (0.6%)
Vale SA, Cl A	90,548	1,391

Total Preferred Stock		1,391

Rights — Foreign (0.1%)
Belgium (0.0%)
Fortis(b)	866,146	—

Mauritius (0.1%)
Golden Agri-Resources Ltd.	1,147,160	159

Total Rights — Foreign		159

Short-Term Investments (4.8%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.050%, 07/01/09(c)	480	480
RidgeWorth Funds Securities Lending Joint Account(d)(e)	10,109	10,109

Total Short-Term Investments		10,589

Total Investments (Cost $215,890)(f) — 103.6%		226,449
Liabilities in excess of other assets — (3.6)%		(7,854)

Net Assets — 100.0%		$218,595

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $9,346.

(b)	Market value is zero.

(c)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(d)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(e)	Affiliate Investment.

(f)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

Amounts designated as “-” are $0 or have been rounded to $0.
The investment concentrations for the International Equity Fund as a percentage of net assets, by sector, as of June 30, 2009, were as follows:

Financials	25.6%
Industrials	15.9
Materials	12.0
Energy	9.6
Consumer Discretionary	9.4
Consumer Staples	7.3
Telecommunication Services	7.0
Information Technology	5.8
Health Care	5.1
Short-Term Investments	4.8
Utilities	1.1
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (98.8%)
Australia (4.5%)
AGL Energy Ltd.	39,458	428
Alumina Ltd.	208,042	242
Amcor Ltd.	59,917	241
AMP Ltd.	143,299	563
Aristocrat Leisure Ltd.	34,814	106
ASX Ltd.	14,251	425
Australia & New Zealand Banking Group Ltd.	150,443	1,999
AXA Asia Pacific Holdings Ltd.	86,680	272
BHP Billiton Ltd.	232,734	6,510
BlueScope Steel Ltd.	151,665	309
Boral Ltd.(a)	51,967	170
Brambles Ltd.	104,256	501
Coca-Cola Amatil Ltd.	49,406	343
Commonwealth Bank of Australia	101,529	3,190
Computershare Ltd.	38,338	279
CSL Ltd.	44,346	1,149
CSR Ltd.	116,319	159
Fairfax Media Ltd.(a)	199,373	196
Fortescue Metals Group Ltd.*(a)	92,044	281
Foster’s Group Ltd.	162,501	674
GPT Group	737,041	291
Incitec Pivot Ltd.	124,638	239
Insurance Australia Group Ltd.	155,432	439
Leighton Holdings Ltd.(a)	12,362	234
Lend Lease Corp. Ltd.	38,679	218
Lion Nathan Ltd.	26,299	245
Macquarie Group Ltd.	22,712	715
Macquarie Infrastructure Group(a)	215,662	248
Mirvac Group Ltd. REIT	144,276	126
National Australia Bank Ltd.	132,704	2,399
Newcrest Mining Ltd.	34,696	853
OneSteel Ltd.	123,128	256
Orica Ltd.	27,900	488
Origin Energy Ltd.	67,764	799
OZ Minerals Ltd.(b)	265,100	196
Perpetual Ltd.(a)	3,767	87
QBE Insurance Group Ltd.	70,372	1,128
Rio Tinto Group Ltd.(a)	19,956	839
Santos Ltd.	63,556	750
Sims Metal Management Ltd.(a)	12,549	268
Sonic Healthcare Ltd.	32,286	320
Stockland Trust Group(a)	196,415	508
Suncorp-Metway Ltd.	97,940	529
TABCORP Holdings Ltd.(a)	52,056	300
Telstra Corp. Ltd.	304,206	831
Toll Holdings Ltd.	54,769	276
Transurban Group	93,967	316
Wesfarmers Ltd.(a)	72,421	1,321
Wesfarmers Ltd. PPS	12,176	231
Westfield Group REIT	143,586	1,316
Westpac Banking Corp.	198,220	3,234
Woodside Petroleum Ltd.	36,143	1,258
Woolworths Ltd.	86,032	1,827
WorleyParsons Ltd.	13,613	261

		41,383

Austria (1.8%)
Erste Group Bank AG(a)	108,621	2,930
Oesterreichische Elektrizitaeswirtschafts AG(a)	47,565	2,421
OMV AG	94,039	3,521
Raiffeisen International Bank-Holding AG(a)	34,442	1,196
Telekom Austria AG	199,606	3,119
Vienna Insurance Group(a)	23,986	1,042
Voestalpine AG(a)	72,767	1,995

		16,224

Belgium (2.1%)
Anheuser-Busch InBev NV	177,469	6,408
Belgacom SA	37,292	1,189
Colruyt SA	3,867	882
Compagnie Nationale a Portefeuille SA	8,665	418
Delhaize Group	25,373	1,784
Dexia SA*(a)	132,085	1,001
Fortis*	555,769	1,894
Groupe Bruxelles Lambert SA	18,788	1,373
KBC Bank & Insurance Holding Co. NV*	40,078	731
Mobistar SA	8,988	554
Solvay SA	14,511	1,224
UCB SA(a)	26,490	848
Umicore	30,015	681

		18,987

Cyprus (0.1%)
Bank of Cyprus Public Co. Ltd.	156,388	884

Denmark (1.4%)
A.P. Moller-Maersk A/S	182	1,090
A.P. Moller-Maersk A/S, Cl A	92	539
Carlsberg A/S, Cl B	18,455	1,184
Coloplast A/S, Cl B	4,592	316
Danske Bank A/S*	76,392	1,317
DSV A/S*(a)	32,059	397
Novo Nordisk A/S, Cl B	74,493	4,028
Novozymes A/S, Cl B	7,906	642
Topdanmark A/S*	2,738	320
Trygvesta A/S	3,987	235
Vestas Wind Systems A/S*	34,137	2,447
William Demant Holding*	4,653	241

		12,756

Finland (1.0%)
Fortum Corp.	42,547	968
Kone Oyj, Cl B	16,072	492
Metso Corp.	14,631	273
Neste Oil Oyj	14,881	207
Nokia Corp., Cl A(a)	345,532	5,060
Nokian Renkaat Oyj	11,677	219
Outokumpu Oyj	13,359	230
Rautaruukki Oyj	9,769	195
Sampo PLC, Cl A	42,236	797
Stora Enso Oyj*	57,968	306
UPM-Kymmene Oyj	50,663	441
Wartsila Corp.(a)	9,527	307

		9,495

France (11.2%)
Accor(a)	19,492	773
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Aeroports De Paris(a)	4,097	300
Air France — KLM(a)	20,042	256
Air Liquide SA	31,465	2,874
Alcatel*(a)	297,014	745
Alstom(a)	25,359	1,496
Atos Origin SA*	7,088	240
AXA ADR	196,029	3,682
BNP Paribas	105,193	6,824
Bouygues SA	27,927	1,050
Bureau Veritas SA	6,633	326
Capgemini SA	19,292	710
Carrefour SA	79,576	3,396
Casino Guichard-Perrachon SA	6,841	461
Christian Dior SA	8,163	609
CNP Assurances SA	4,580	437
Compagnie de Saint-Gobain(a)	44,785	1,497
Compagnie Generale de Geophysique-Veritas*	19,718	354
Compagnie Generale des Etablissements Michelin, Cl B(a)	18,179	1,035
Credit Agricole SA	111,560	1,389
DANONE SA	54,174	2,673
Dassault Systemes SA(a)	8,825	389
Eiffage SA(a)	5,667	330
Electricite de France(a)	28,662	1,394
Eramet	717	187
Essilor International SA	26,952	1,285
Eurazeo	4,354	181
European Aeronautic Defence & Space Co.(a)	53,909	870
Eutelsat Communications	15,292	394
France Telecom SA	229,270	5,197
GDF SUEZ(a)	149,363	5,560
Gecina SA	2,946	182
Hermes International(a)	6,888	957
ICADE	2,918	240
Imerys*	5,337	223
Klepierre(a)	13,360	345
L’Oreal SA(a)	29,775	2,225
Lafarge SA*	24,873	1,683
Lagardere SCA	16,574	550
Legrand SA(a)	12,571	274
LVMH Moet Hennessy Louis Vuitton SA(a)	29,616	2,260
M6 Metropole Television	9,558	181
Natixis*	116,211	225
Neopost SA	4,692	421
PagesJaunes SA(a)	18,695	182
Pernod Ricard(a)	24,878	1,566
Pinault-Printemps-Redoute SA	10,001	816
PSA Peugeot Citroen SA*	20,134	529
Publicis Groupe(a)	16,305	497
Renault SA*	23,917	878
Safran SA	27,467	362
Sanofi-Aventis	132,423	7,777
Schneider Electric SA	26,595	2,026
Scor SE	23,532	482
Societe BIC(a)	3,954	227
Societe Generale	57,823	3,154
Societe Television Francaise 1(a)	17,411	195
Sodexho Alliance SA	13,453	690
Suez Environnement SA	34,858	609
Technip SA	13,625	667
Thales	12,666	566
Total SA	267,661	14,447
Unibail-Rodamco(a)	10,497	1,563
Vallourec SA(a)	6,906	838
Veolia Environnement	47,403	1,396
Vinci SA	51,778	2,323
Vivendi	146,120	3,492

		101,962

Germany (13.9%)
Adidas AG	41,768	1,584
Allianz SE	93,628	8,591
BASF SE	187,291	7,461
Bayer AG	158,762	8,511
Bayerische Motoren Werke AG	69,387	2,611
Bayerische Motoren Werke AG	11,058	267
Beiersdorf AG	19,479	914
Celesio AG	20,318	467
Commerzbank AG*(a)	148,694	915
Daimler AG	186,341	6,723
Deutsche Bank AG(a)	115,914	7,029
Deutsche Boerse AG	40,659	3,151
Deutsche Lufthansa AG	53,813	676
Deutsche Post AG	175,936	2,279
Deutsche Postbank AG*(a)	18,812	475
Deutsche Telekom AG	586,703	6,888
E.ON AG	388,629	13,754
Fraport AG	8,061	344
Fresenius SE	6,541	305
GEA Group AG(a)	34,089	516
Hamburger Hafen und Logistik AG	5,418	209
Hannover Rueckversicherung AG*	13,633	501
Henkel AG & KGaA. Vorzug	38,058	1,183
Henkel KGaA	28,156	759
Hochtief AG	9,126	460
K+S AG	31,020	1,749
Linde AG	30,222	2,470
MAN AG	21,777	1,332
Merck KGaA	14,343	1,461
Metro AG	23,839	1,138
Muenchener Rueckversicherungs-Gesellschaft AG	42,352	5,711
Puma AG Rudolf Dassler Sport	1,192	262
RWE AG	86,490	6,830
Salzgitter AG(a)	8,423	738
SAP AG(a)	177,660	7,127
Siemens AG	170,384	11,766
Solarworld AG(a)	17,992	424
Suedzucker AG	17,134	347
ThyssenKrupp AG	70,206	1,744
TUI AG*(a)	34,156	251
United Internet AG*	27,757	325
Volkswagen AG	18,423	6,232
Wacker Chemie AG	3,123	359

		126,839

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Greece (1.3%)
Alpha Bank A.E.*	97,415	1,066
Coca-Cola Hellenic Bottling Co. SA	49,646	1,024
EFG Eurobank Ergasias SA*	85,545	900
Hellenic Petroleum SA	32,571	315
Hellenic Telecommunications Organization SA	63,847	976
Marfin Investment Group SA	177,471	762
National Bank of Greece SA*	122,252	3,395
OPAP SA	60,341	1,608
Piraeus Bank SA*	84,911	845
Public Power Corp. SA*	32,093	662
Titan Cement Co. SA	18,152	479

		12,032

Hong Kong (0.9%)
Bank of East Asia Ltd.	74,677	228
BOC Hong Kong Holdings Ltd.	187,480	328
Cheung Kong (Holdings) Ltd.	70,177	807
CLP Holdings Ltd.	95,095	631
Esprit Holdings Ltd.	56,829	317
Foxconn International Holdings Ltd.*	120,219	79
Hang Lung Properties Ltd.	105,673	350
Hang Seng Bank Ltd.	38,826	546
Henderson Land Development Co. Ltd.	54,013	310
Hong Kong & China Gas Co. Ltd. (The)	203,133	427
Hong Kong Electric Holdings Ltd.	70,045	389
Hong Kong Exchanges & Clearing Ltd.	46,722	728
Hutchison Whampoa Ltd.	108,268	708
Li & Fung Ltd.(a)	109,365	293
Link REIT (The)	110,003	235
New World Development Co. Ltd.	128,168	232
Sun Hung Kai Properties Ltd.	70,839	885
Swire Pacific Ltd.	38,754	391
Wharf Holdings Ltd. (The)	69,833	296

		8,180

Ireland (1.0%)
Anglo Irish Bank Corp. PLC*(a)	143,993	44
Anglo Irish Bank Corp. PLC*	8,839	2
CRH PLC	252,822	5,780
Elan Corp. PLC*(a)	196,568	1,304
Kerry Group PLC	27,277	622
Kerry Group PLC, Cl A	32,030	726
Ryanair Holdings PLC*	113,885	521
Ryanair Holdings PLC*	45,090	207

		9,206

Italy (8.8%)
A2A SpA(a)	334,220	609
ACEA SpA	26,942	328
Alleanza Assicurazioni SpA	119,851	822
Assicurazioni Generali SpA	300,164	6,236
Autogrill SpA	34,890	294
Autostrade SpA	73,323	1,481
Banca Carige SpA(a)	209,702	575
Banca Monte dei Paschi di Siena SpA(a)	656,017	1,059
Banca Popolare di Milano Scarl SpA(a)	126,262	752
Banco Popolare Scarl*	191,455	1,429
Enel SpA(a)	1,212,878	5,903
Eni SpA	754,943	17,843
EXOR SpA	21,413	308
Fiat SpA*(a)	224,059	2,250
Finmeccanica SpA	121,107	1,704
Fondiaria-Sai SpA	19,464	313
Intesa Sanpaolo	243,270	599
Intesa Sanpaolo SpA*	2,213,175	7,125
Italcementi SpA(a)	24,309	277
Lottomatica SpA(a)	16,612	320
Luxottica Group SpA*	37,234	778
Mediaset SpA	217,077	1,216
MEDIOBANCA — Banca di Credito Finanziario SpA(a)	132,417	1,576
Mediolanum SpA	75,133	400
Parmalat SpA	518,947	1,251
Pirelli & C. SpA*	811,691	284
Prysmian SpA	31,883	479
Saipem SpA	77,201	1,878
Snam Rete Gas SpA	458,187	2,010
Telecom Italia RNC SpA	1,756,605	1,724
Telecom Italia SpA	2,920,265	4,035
Terna SpA(a)	405,566	1,351
UniCredito Italiano SpA*	4,154,766	10,461
Unione di Banche Italiane Scpa(a)	168,410	2,190
Unipol Gruppo Finanziario SpA*	245,303	287

		80,147

Japan (20.8%)
77 Bank Ltd.(a)	44,936	262
Acom Co. Ltd.(a)	4,772	120
Advantest Corp.	19,790	360
AEON Co. Ltd.	67,806	672
AEON Credit Service Co. Ltd.	9,376	123
Aisin Seiki Co. Ltd.	19,568	426
Ajinomoto Co., Inc.	73,146	580
All Nippon Airways Co. Ltd.	77,000	269
Amada Co. Ltd.	41,316	257
Asahi Breweries Ltd.	43,847	631
Asahi Glass Co. Ltd.	98,634	794
Asahi Kasei Corp.	132,917	678
Astellas Pharma, Inc.	45,617	1,620
Bank of Kyoto Ltd. (The)(a)	37,242	346
Bank of Yokohama Ltd. (The)	132,369	711
Benesse Corp.	8,904	357
Bridgestone Corp.	58,820	925
Canon, Inc.	101,311	3,324
Casio Computer Co. Ltd.	27,243	244
Central Japan Railway Co.	150	923
Chiba Bank Ltd. (The)	84,675	555
Chubu Electric Power Co., Inc.	64,625	1,496
Chugai Pharmaceutical Co. Ltd.	25,244	482
Chugoku Electric Power Co., Inc. (The)	31,326	655
Citizen Holdings Co. Ltd.	34,065	175
Credit Saison Co. Ltd.	18,203	232
Dai Nippon Printing Co. Ltd.	56,736	780
Daiichi Sankyo Co. Ltd.	67,883	1,218
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Daikin Industries Ltd.	23,130	747
Dainippon Ink & Chemicals, Inc.	76,096	119
Daito Trust Construction Co. Ltd.	9,420	446
Daiwa House Industry Co. Ltd.	56,614	611
Daiwa Securities Group, Inc.	127,218	759
Denki Kagaku Kogyo Kabushiki Kaisha	63,096	176
DENSO Corp.	45,525	1,172
Dentsu, Inc.(a)	19,921	420
DOWA Mining Co. Ltd.	30,713	128
East Japan Railway Co.	31,499	1,900
Eisai Co. Ltd.	26,944	962
Electric Power Development Co. Ltd.	15,338	436
Elpida Memory, Inc.*(a)	14,609	159
FANUC Ltd.	18,066	1,455
Fast Retailing Co. Ltd.	4,832	632
Fuji Electic Holdings Co. Ltd.	66,487	110
Fuji Photo Film Co. Ltd.	48,276	1,534
Fujitsu Ltd.	183,477	1,002
Fukuoka Financial Group, Inc.	92,887	417
Furukawa Electric Co. Ltd. (The)	74,536	337
Gunma Bank Ltd. (The)	46,922	262
Hankyu Hanshin Holdings, Inc.	124,718	585
Hirose Electric Co. Ltd.	3,664	392
Hitachi Chemical Co. Ltd.	12,519	202
Hitachi Construction Machinery Co. Ltd.(a)	12,555	205
Hitachi Ltd.	329,557	1,030
Hokkaido Electric Power Co., Inc.	21,890	411
Hokuhoku Financial Group, Inc.	156,245	393
Hokuriku Electric Power Co.	23,052	528
Honda Motor Co. Ltd.	158,051	4,365
Hoya Corp.	42,458	853
Ibiden Co. Ltd.	14,148	399
Inpex Holdings, Inc.	85	681
Isetan Mitsukoshi Holdings Ltd.	43,414	444
Ishikawajima-Harima Heavy Industries Co. Ltd.*	157,327	273
Isuzu Motors Ltd.	141,986	228
Itochu Techno-Solutions Corp.	150,098	1,047
Iyo Bank Ltd. (The)	29,000	297
J. Front Retailing Co. Ltd.(a)	57,223	274
Japan Real Estate Investment Corp. REIT	53	441
Japan Retail Fund Investment Corp. REIT	46	213
Japan Steel Works Ltd. (The)	35,047	434
Japan Tobacco, Inc.	436	1,367
JFE Holdings, Inc.	47,477	1,602
JGC Corp.	22,743	368
Joyo Bank Ltd. (The)	78,526	401
JS Group Corp.	29,389	455
JSR Corp.	20,590	353
Kajima Corp.	99,859	312
Kamigumi Co. Ltd.	31,408	265
Kaneka Corp.	36,382	260
Kansai Electric Power Co., Inc. (The)	73,495	1,625
Kansai Paint Co. Ltd.	26,150	188
Kao Corp.	53,490	1,169
Kawasaki Heavy Industries Ltd.	162,214	448
Kawasaki Kisen Kaisha Ltd.	72,623	300
KDDI Corp.	282	1,499
Keihin Electric Express Railway Co. Ltd.	51,378	399
Keio Electric Railway Co. Ltd.	68,692	400
Keyence Corp.	4,267	873
Kintetsu Corp.(a)	170,563	753
Kirin Holdings Co. Ltd.	83,923	1,176
Kobe Steel Ltd.	274,384	513
Komatsu Ltd.	89,928	1,393
Konami Corp.	11,178	215
Konica Minolta Holdings, Inc.	51,946	544
Kubota Corp.(a)	109,475	906
Kuraray Co. Ltd.	39,476	439
Kurita Water Industries Ltd.	12,557	407
Kyocera Corp.	16,108	1,216
Kyowa Hakko Kogyo Co. Ltd.	31,027	351
Kyushu Electric Power Co., Inc.	39,669	855
Lawson, Inc.	7,766	342
Leopalace21 Corp.	15,178	136
Mabuchi Motor Co. Ltd.	3,404	165
Makita Corp.	13,452	326
Marubeni Corp.	168,314	748
MARUI Co. Ltd.	26,679	188
Matsushita Electric Industrial Co. Ltd.	188,398	2,547
Matsushita Electric Works Ltd.	41,049	390
Mazda Motor Corp.	110,615	284
Minebea Co. Ltd.	47,087	201
Mitisubishi Motors Corp.*(a)	369,606	695
Mitsubishi Chemical Holdings Corp.	123,495	524
Mitsubishi Corp.	129,439	2,403
Mitsubishi Electric Corp.	180,534	1,145
Mitsubishi Estate Co. Ltd.	113,792	1,903
Mitsubishi Gas Chemical Co., Inc.	45,319	248
Mitsubishi Heavy Industries Ltd.	295,112	1,226
Mitsubishi Logistics Corp.	13,961	155
Mitsubishi Materials Corp.	116,915	365
Mitsubishi Rayon Co. Ltd.	60,736	177
Mitsubishi UFJ Financial Group, Inc.	884,072	5,489
Mitsui & Co. Ltd.	165,709	1,972
Mitsui Chemicals, Inc.	70,370	226
Mitsui Engineering & Shipbuilding Co. Ltd.	88,996	210
Mitsui Fudosan Co. Ltd.	82,728	1,446
Mitsui Mining & Smelting Co. Ltd.*	74,873	194
Mitsui O.S.K. Lines Ltd.	120,053	782
Mitsui Sumitomo Insurance Group Holdings, Inc.	40,076	1,055
Mitsui Trust Holdings, Inc.	112,446	431
Mizuho Financial Group, Inc.(a)	909,963	2,135
Murata Manufacturing Co. Ltd.	22,204	945
Namco Bandai Holdings, Inc.	23,850	262
NEC Corp.	188,256	741
NGK Insulators Ltd.	26,700	546
NGK Spark Plug Co. Ltd.	19,741	189
Nidec Corp.	11,335	688
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Nikon Corp.	34,185	594
Nintendo Co. Ltd.	9,504	2,628
Nippon Building Fund, Inc.	59	506
Nippon Electric Glass Co. Ltd.	38,755	435
Nippon Express Co. Ltd.	97,043	442
Nippon Meat Packers, Inc.	22,245	282
Nippon Mining Holdings, Inc.	101,056	527
Nippon Oil Corp.	136,991	811
Nippon Paper Group, Inc.(a)	10,769	279
Nippon Sheet Glass Co. Ltd.	80,410	235
Nippon Steel Corp.	490,731	1,885
Nippon Telegraph & Telephone Corp.	48,988	1,994
Nippon Yusen Kabushiki Kaisha	125,084	542
NIPPONKOA Insurance Co. Ltd.	67,651	395
Nissan Chemical Industries Ltd.	16,572	187
Nissan Motor Co. Ltd.	242,939	1,478
Nisshin Seifun Group, Inc.	23,417	280
Nisshin Steel Co. Ltd.	83,390	187
Nissin Food Products Co. Ltd.	8,393	254
Nitto Denko Corp.	17,158	524
NOK Corp.	13,473	157
Nomura Holdings, Inc.	236,845	2,002
Nomura Research Institute Ltd.	12,095	269
NSK Ltd.	53,631	273
NTN Corp.	46,946	189
NTT Data Corp.	135	437
NTT DoCoMo, Inc.	1,489	2,183
Obayashi Corp.	76,356	375
Odakyu Electric Railway Co. Ltd.	69,441	596
Oji Paper Co. Ltd.	86,704	374
Olympus Corp.	24,972	592
OMRON Corp.	24,230	351
Ono Pharmaceutical Co. Ltd.	10,130	449
Onward Kashiyama Co. Ltd.	17,795	115
Oriental Land Co. Ltd.(a)	6,254	419
ORIX Corp.	8,774	529
Osaka Gas Co. Ltd.	213,231	682
Promise Co. Ltd.(a)	7,970	102
Rakuten, Inc.(a)	753	454
Resona Holdings, Inc.(a)	50,743	714
Ricoh Co. Ltd.	69,620	900
ROHM Co. Ltd.	10,949	799
Sankyo Co. Ltd.	6,403	342
SANYO Electric Co. Ltd.*	181,815	472
SBI Holdings, Inc.	1,900	388
Secom Co. Ltd.	21,052	857
Sega Sammy Holdings, Inc.	22,028	280
Seiko Epson Corp.	15,230	249
Sekisui Chemical Co. Ltd.	54,378	342
Sekisui House Ltd.	54,347	553
Seven & I Holdings Co. Ltd.	74,571	1,757
Sharp Corp.(a)	100,002	1,041
Shikoku Electric Power Co., Inc.	21,776	651
Shimamura Co. Ltd.	2,660	212
Shimano, Inc.(a)	7,990	306
Shimizu Corp.	68,532	299
Shin-Etsu Chemical Co. Ltd.	39,344	1,830
Shinsei Bank Ltd.	110,645	178
Shionogi & Co. Ltd.	32,369	627
Shiseido Co. Ltd.(a)	39,242	645
Shizuoka Bank Ltd. (The)	65,062	646
Showa Denko Kabushiki Kaisha	146,035	262
Showa Shell Sekiyu Kabushiki Kaisha	22,624	240
SMC Corp.	5,342	576
Softbank Corp.(a)	73,505	1,436
Sojitz Corp.	146,249	322
Sompo Japan Insurance, Inc.	88,816	596
Sony Corp.	96,846	2,539
Sony Financial Holdings, Inc.	96	266
Stanley Electric Co. Ltd.	16,253	330
Sumitomo Chemical Co. Ltd.	156,396	706
Sumitomo Corp.	112,372	1,146
Sumitomo Electric Industries Ltd.	73,003	823
Sumitomo Heavy Industries Ltd.	65,069	291
Sumitomo Metal Industries Ltd.	333,909	891
Sumitomo Metal Mining Co. Ltd.	51,235	725
Sumitomo Mitsui Financial Group, Inc.(a)	63,809	2,604
Sumitomo Realty & Development Co. Ltd.	39,963	735
Sumitomo Trust & Banking Co. Ltd. (The)	144,382	779
Suruga Bank Ltd.	25,587	245
Suzuken Co. Ltd.	8,450	245
Suzuki Motor Corp.	36,435	821
T&D Holdings, Inc.	22,087	635
Taiheiyo Cement Corp.	102,369	176
Taisei Corp.	114,982	278
Taisho Pharmaceutical Co. Ltd.	15,795	300
Takashimaya Co. Ltd.	35,849	283
Takeda Pharmaceutical Co. Ltd.	72,579	2,833
TDK Corp.	12,670	597
Teijin Ltd.	116,019	375
Terumo Corp.	17,734	784
THK Co. Ltd.	14,321	215
Tobu Railway Co. Ltd.(a)	95,451	562
Toho Co. Ltd.	13,561	222
Tohoku Electric Power Co., Inc.	43,711	914
Tokio Marine Holdings, Inc.	68,041	1,886
Tokyo Electric Power Co., Inc. (The)	115,881	2,984
Tokyo Electron Ltd.	17,423	845
Tokyo Gas Co. Ltd.	236,568	847
Tokyu Corp.	121,197	613
Tokyu Land Corp.	53,723	245
TonenGeneral Sekiyu Kabushiki Kaisha	33,823	345
Toppan Printing Co. Ltd.	60,069	608
Toray Industries, Inc.	134,187	685
Toshiba Corp.(a)	300,726	1,093
Tosoh Corp.	67,575	192
TOTO Ltd.(a)	33,662	236
Toyo Seikan Kaisha Ltd.	16,504	350
TOYOTA INDUSTRIES Corp.	17,898	447
Toyota Motor Corp.	261,876	9,978
Toyota Tsusho Corp.	24,570	366
Trend Micro, Inc.	11,402	366
Ube Industries Ltd.	120,587	338
Uni-Charm Corp.	4,942	378
UNY Co. Ltd.	21,645	185
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Ushio, Inc.	13,402	215
USS Co. Ltd.	2,732	141
West Japan Railway Co.	174	576
Yahoo Japan Corp.	1,476	471
Yakult Honsha Co. Ltd.	11,558	221
Yamada Denki Co. Ltd.	9,112	533
Yamaguchi Financial Group, Inc.	25,000	330
Yamaha Corp.	18,880	236
Yamaha Motor Co. Ltd.	26,652	297
Yamato Transport Co. Ltd.	41,820	558
Yokogawa Electric Corp.	30,375	205

		189,848

Jersey (0.1%)
Randgold Resources Ltd.	5,106	329
Shire PLC	37,471	515

		844

Luxembourg (0.8%)
ArcelorMittal(a)	127,788	4,193
Millicom International Cellular SA*	7,691	433
Reinet Investments SCA*	1,037	14
SES	38,743	739
Tenaris SA	137,027	1,861

		7,240

Netherlands (3.2%)
Aegon NV	211,740	1,302
Akzo Nobel NV	33,656	1,480
ASML Holding NV	65,732	1,421
Corio NV(a)	7,708	375
Fugro NV	10,703	443
Heineken Holding NV	14,297	454
Heineken NV	35,518	1,317
ING Groep NV	289,937	2,917
Koninklijke (Royal) KPN NV	250,388	3,442
Koninklijke Ahold NV	178,799	2,052
Koninklijke DSM NV	23,651	741
QIAGEN NV*	44,262	818
Randstad Holding NV*	16,442	455
Reed Elsevier NV	101,484	1,116
Royal Philips Electronics NV	140,671	2,590
SBM Offshore NV	25,517	436
TPG NV	55,008	1,068
Unilever NV	236,994	5,706
Wolters Kluwer NV	46,347	809

		28,942

New Zealand (0.6%)
Auckland International Airport Ltd.(a)	629,387	653
Contact Energy Ltd.	176,715	667
Fletcher Building Ltd.	345,369	1,466
Sky City Entertainment Group Ltd.	411,454	711
Telecom Corp. of New Zealand Ltd.	1,057,325	1,862

		5,359

Norway (1.8%)
DnB NOR ASA*	225,038	1,716
Norske Skogindustrier ASA*(a)	201,063	1,032
Orkla ASA	238,371	1,732
Renewable Energy Corp. ASA*(a)	45,734	355
SeaDrill Ltd.(a)	86,382	1,234
StatoilHydro ASA	338,598	6,669
Telenor ASA*	255,317	1,964
Yara International ASA	57,503	1,610

		16,312

Portugal (0.9%)
Banco Comercial Portugues SA	825,456	838
Banco Espirito Santo SA	183,244	987
Brisa-Auto-estradas de Portugal SA	57,180	411
CIMPOR-Cimentos de Portugal SGPS SA	88,759	647
Energias de Portugal SA	575,523	2,255
Galp Energia SGPS SA	53,492	750
Jeronimo Martins SGPS SA	85,332	582
Portugal Telecom SGPS SA	200,019	1,956

		8,426

Singapore (0.7%)
Capitaland Ltd.	195,273	500
City Developments Ltd.(a)	39,171	232
DBS Group Holdings Ltd.	133,908	1,091
Jardine Cycle & Carriage Ltd.	10,000	133
Keppel Corp. Ltd.	99,608	475
Oversea-Chinese Banking Corp. Ltd.	200,576	925
Singapore Airlines Ltd.	41,665	383
Singapore Exchange Ltd.(a)	65,850	323
Singapore Press Holdings Ltd.(a)	131,515	287
Singapore Telecommunications Ltd.(a)	558,460	1,157
United Overseas Bank Ltd.	94,946	962
UOL Group Ltd.	40,360	92

		6,560

Spain (7.1%)
Abertis Infraestructuras SA	49,375	928
Acciona SA	4,521	556
Acerinox SA(a)	27,992	518
Actividades de Construccion y Servicios SA (ACS)(a)	24,795	1,254
Banco Bilbao Vizcaya Argentaria SA(a)	591,326	7,415
Banco de Sabadell SA(a)	163,626	1,021
Banco de Valencia SA	45,110	437
Banco Popular Espanol SA(a)	131,358	1,144
Banco Santander Central Hispano SA	1,382,667	16,602
Bankinter SA(a)	52,021	614
Cintra Concesiones de Infraestructuras de Transporte SA(a)	38,699	240
Corporacion Mapfre	118,775	387
Criteria Caixacorp SA	149,484	690
EDP Renovaveis SA*	73,058	748
Enagas(a)	35,231	693
Fomento de Construcciones y Contratas SA(a)	7,753	318
Gamesa Corporacion Tecnologica SA(a)	31,789	602
Gas Natural SDG SA(a)	38,671	704
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Grifols SA	25,658	453
Grupo Ferrovial SA(a)	10,280	330
Iberdrola Renovables*	168,874	771
Iberdrola SA(a)	592,813	4,806
Iberia Lineas Aereas de Espana SA*	103,625	220
Indra Sistemas SA	21,461	464
Industria de Diseno Textil SA	37,821	1,813
Red Electrica Corporacion	20,394	921
Repsol YPF SA	128,600	2,875
Sacyr Vallehermoso Group SA(a)	16,593	230
Telefonica SA(a)	721,289	16,310
Zardoya Otis SA(a)	23,630	493

		64,557

Sweden (2.0%)
Alfa Laval AB(a)	35,606	340
ASSA ABLOY AB, Ser B	33,526	467
Atlas Copco AB, Cl A(a)	56,590	567
Atlas Copco AB, Cl B	31,241	283
Electrolux AB, Ser B*(a)	27,959	391
Getinge AB, Cl B(a)	23,393	306
Hennes & Mauritz AB(a)	45,307	2,262
Husqvarna AB, Cl B*	49,897	272
Investor AB, Cl B	37,801	583
Lundin Petroleum AB*(a)	26,979	209
Nordea Bank AB	293,464	2,325
Sandvik AB	92,231	685
Scania AB	31,287	310
Securitas AB, Cl B	36,031	306
Skandinaviska Enskilda Banken AB*(a)	146,247	643
Skanska AB, Cl B	41,553	465
SKF AB, Cl B(a)	37,954	468
SSAB AB, Ser A(a)	22,170	258
Svenska Cellulosa AB, Cl B	48,587	510
Svenska Handelsbanken AB, Cl A	46,691	883
Swedbank AB, Cl A(a)	37,926	221
Swedish Match AB	29,599	481
Tele2 AB, Cl B	32,953	333
Telefonaktiebolaget LM Ericsson(a)	275,619	2,706
TeliaSonera AB	200,417	1,053
Volvo AB, Cl A	37,193	229
Volvo AB, Cl B	98,319	607

		18,163

Switzerland (2.0%)
ABB Ltd.	69,758	1,097
Adecco SA	4,815	201
Compagnie Financiere Richemont SA, Cl A*	20,404	424
Credit Suisse Group	36,291	1,657
Holcim Ltd.*	8,106	461
Julius Baer Holding AG	8,249	320
Nestle SA	113,159	4,263
Nobel Biocare Holding AG	5,131	112
Novartis AG	69,987	2,837
Roche Holding AG	22,060	3,000
STMicroelectronics NV(a)	92,671	693
Swiss Re	11,884	393
Swisscom AG	939	288
Syngenta AG	3,326	772
UBS AG*	92,795	1,135
Zurich Financial Services AG	5,069	893

		18,546

United Kingdom (10.8%)
3i Group PLC	28,907	115
AMEC PLC	22,988	247
Anglo American PLC	75,549	2,192
Antofagasta PLC	26,620	257
Associated British Foods PLC	24,659	309
AstraZeneca PLC	84,608	3,717
Autonomy Corp. PLC*	13,794	326
Aviva PLC	153,345	861
BAE Systems PLC	212,746	1,185
Barclays PLC	487,062	2,267
BG Group PLC	195,451	3,273
BHP Billiton PLC	125,903	2,825
BP PLC	1,082,849	8,512
British American Tobacco PLC	114,190	3,143
British Land Co. PLC (The)	57,965	364
British Sky Broadcasting Group PLC	69,989	524
BT Group PLC	459,141	767
Bunzl PLC	23,692	196
Burberry Group PLC	31,369	218
Cable & Wireless PLC	168,731	369
Cadbury PLC	82,342	702
Cairn Energy PLC*	9,163	353
Capita Group PLC	39,662	466
Carnival PLC	11,749	311
Centrica PLC	298,969	1,097
Compass Group PLC	118,231	665
CRH PLC	25,586	583
Diageo PLC	142,309	2,040
Eurasian Natural Resources Corp.	15,953	172
Experian PLC	64,835	484
FirstGroup PLC	34,349	202
Friends Provident Group PLC	168,226	182
G4S PLC	89,662	308
GlaxoSmithKline PLC	299,016	5,256
Hammerson PLC(a)	49,118	248
Home Retail Group PLC	63,557	272
HSBC Holdings PLC	983,239	8,128
ICAP PLC	36,814	273
Imperial Tobacco Group PLC	59,367	1,541
InterContinental Hotels Group PLC	18,617	191
International Power PLC	95,527	374
Invensys PLC	52,405	193
J Sainsbury PLC	75,920	391
Johnson Matthey PLC	13,082	248
Kazakhmys PLC	13,218	137
Kingfisher PLC	157,109	459
Land Securities Group PLC	50,351	390
Legal & General Group PLC	347,859	325
Liberty International PLC(a)	32,744	214
Lloyds Banking Group PLC	924,990	1,064
Lonmin PLC	8,667	167
Man Group PLC	104,941	479
Man Group PLC — Deferred Shares*(c)	88,581	—
Marks & Spencer Group PLC	100,698	507
National Grid PLC	138,317	1,246
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Next PLC	14,277	345
Old Mutual PLC	307,309	409
Pearson PLC	56,331	565
Prudential PLC	142,460	969
Reckitt Benckiser Group PLC	34,332	1,562
Reed Elsevier PLC	70,629	526
Rexam PLC	41,698	195
Rio Tinto PLC	51,847	1,795
Rolls-Royce PLC	118,243	703
Royal Dutch Shell PLC, Cl A	204,155	5,098
Royal Dutch Shell PLC, Cl B	155,065	3,893
RSA Insurance Group PLC	208,515	412
SABMiller PLC	53,617	1,089
Sage Group PLC (The)	94,908	278
Scottish & Southern Energy PLC	53,455	1,002
Segro PLC	408,932	163
Severn Trent PLC	17,089	308
Smith & Nephew PLC	58,633	434
Smiths Group PLC	28,177	325
Standard Chartered PLC	109,409	2,052
Standard Life PLC	133,432	408
Tesco PLC	451,174	2,624
Thomson Reuters PLC	12,191	347
Tomkins PLC	63,860	155
Tullow Oil PLC	49,833	769
Unilever PLC	73,957	1,732
United Utilities Group PLC	49,364	404
Vedanta Resources PLC	8,534	181
Vodafone Group PLC	3,005,956	5,795
Whitbread PLC	12,620	169
William Morrison Supermarkets PLC	131,982	513
Wolseley PLC*	17,463	333
WPP PLC	73,298	486
Xstrata PLC	109,488	1,184

		98,558

Total Foreign Common Stocks		901,450

Foreign Preferred Stocks (0.7%)
Germany (0.7%)
Fresenius AG, 1.510%	18,223	984
Fresenius Medical Care AG, 1.230%(a)	42,033	1,883
Porsche AG, 5.000%	19,054	1,277
RWE AG, 1.750%	7,634	509
Volkswagen AG, 1.210%	21,837	1,524

Total Foreign Preferred Stocks		6,177

Rights — Foreign (0.1%)
Australia (0.0%)
Mirvac Group Ltd. REIT(c)	81,031	—
Rio Tinto Group Ltd.(a)	10,476	178

		178

Belgium (0.0%)
Fortis(c)	246,479	—
France (0.0%)
Casino Guichard-Perrachon SA	6,152	24
DANONE SA	4,667	14

		38

Italy (0.0%)
Banca Popolare di Milano Scarl SpA(c)	126,262	—
Unione di Banche Italiane Scpa(a)	168,410	11

		11

Japan (0.0%)
Dowa Mining Rights(b)(d)(e)	500	—

Norway (0.0%)
Renewable Energy Corp. ASA(a)	15,770	56

Spain (0.0%)
Zardoya Otis SA*	23,630	24

United Kingdom (0.1%)
Royal Bank of Scotland Group PLC (The)*	989,352	630

Total Rights — Foreign		937

Warrant (0.0%)
Italy (0.0%)
Unione di Banche Italiane Scpa(a)	182,276	13

Total Warrant		13

Short-Term Investments (11.2%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.050%, 07/01/09(f)	6,018	6,018
RidgeWorth Funds Securities Lending Joint Account(g)(h)	95,894	95,894

Total Short-Term Investments		101,912

Total Investments (Cost $954,760)(i) — 110.8%		1,010,489
Liabilities in excess of other assets — (10.8)%		(98,334)

Net Assets — 100.0%		$912,155

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $90,805.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost		Value	Percent of Net Assets
Description	Date	($)	Shares	($)	(%)

Dowa Mining Rights	05/18/07	—	500	—	—
Oz Minerals Ltd.	05/31/06	429	265,100	196	0.03

(c)	Market value is zero.

(d)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of June 30, 2009.

(e)	Fair Value is zero.

(f)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(g)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(h)	Affiliate investment.

(i)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

ADR	American Depositary Receipt

PPS	Partially Protected Shares

REIT	Real Estate Investment Trust

SPA	Sales and Purchase Agreement
The investment concentrations for the International Equity Index Fund as a percentage of net assets, by sector, as of June 30, 2009, were as follows:

Financials	24.5%
Industrials	11.9
Short-Term Investments	11.2
Consumer Discretionary	10.9
Materials	9.7
Energy	8.9
Utilities	8.1
Consumer Staples	7.6
Telecommunication Services	7.4
Health Care	5.5
Information Technology	5.1

Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (94.6%)
Consumer Discretionary (7.5%)
Burger King Holdings, Inc.(a)	305,000	5,267
Home Depot, Inc. (The)	200,000	4,726
McDonald’s Corp.	117,000	6,726
Target Corp.	135,000	5,329
Time Warner, Inc.	260,000	6,549
Walt Disney Co. (The)	200,000	4,666

		33,263

Consumer Staples (11.4%)
Archer-Daniels-Midland Co.	250,000	6,693
Cadbury PLC SP ADR	141,000	4,850
CVS Caremark Corp.	200,000	6,374
Dr Pepper Snapple Group, Inc.*	194,000	4,111
Kellogg Co.	114,000	5,309
Kraft Foods, Inc.	202,000	5,119
PepsiCo, Inc.	117,000	6,430
Philip Morris International, Inc.	141,000	6,151
Wal-Mart Stores, Inc.	117,865	5,709

		50,746

Energy (12.1%)
Anadarko Petroleum Corp.	138,000	6,264
Cameron International Corp.*	120,000	3,396
Chevron Corp.	156,000	10,335
Devon Energy Corp.	67,000	3,652
Exxon Mobil Corp.	185,000	12,933
Halliburton Co.	252,000	5,216
Marathon Oil Corp.	194,000	5,845
Occidental Petroleum Corp.	91,000	5,989

		53,630

Financials (12.8%)
Bank of America Corp.(a)	351,151	4,635
Berkshire Hathaway, Inc., Cl B*	2,600	7,529
Goldman Sachs Group, Inc. (The)	23,000	3,391
Invesco Ltd.	242,000	4,312
JPMorgan Chase & Co.	185,000	6,310
MetLife, Inc.	163,000	4,892
NASDAQ OMX Group, Inc. (The)*	294,000	6,265
Northern Trust Corp.	56,000	3,006
Travelers Cos., Inc. (The)	121,000	4,966
U.S. Bancorp	321,000	5,752
Wells Fargo & Co.(a)	248,000	6,017

		57,075

Health Care (13.1%)
Abbott Laboratories	84,000	3,951
Amgen, Inc.*	103,000	5,453
Bristol-Myers Squibb Co.	276,000	5,606
C.R. Bard, Inc.	26,000	1,936
Covidien PLC	147,084	5,507
Express Scripts, Inc.*	82,000	5,637
Johnson & Johnson	147,000	8,350
Pfizer, Inc.	337,000	5,055
Teva Pharmaceutical Industries Ltd. ADR(a)	160,000	7,894
Thermo Fisher Scientific, Inc.*	126,000	5,137
UnitedHealth Group, Inc.	158,000	3,947

		58,473

Industrials (8.8%)
CSX Corp.	176,000	6,095
Danaher Corp.(a)	88,000	5,433
Eaton Corp.	100,000	4,461
Emerson Electric Co.	188,000	6,091
Goodrich Corp.	85,000	4,247
Raytheon Co.	135,000	5,998
United Technologies Corp.	132,000	6,859

		39,184

Information Technology (19.8%)
Accenture Ltd., Cl A	167,000	5,588
Adobe Systems, Inc.*	146,000	4,132
Agilent Technologies, Inc.*	273,000	5,545
Altera Corp.(a)	267,000	4,347
BMC Software, Inc.*	149,000	5,035
Cisco Systems, Inc.*	379,000	7,064
Google, Inc., Cl A*	18,000	7,589
Intel Corp.	235,000	3,889
International Business Machines Corp.	62,000	6,474
Microsoft Corp.	518,000	12,313
Oracle Corp.(a)	396,000	8,482
QUALCOMM, Inc.	167,000	7,548
Symantec Corp.*(a)	379,000	5,897
Western Union Co.	249,000	4,084

		87,987

Materials (3.8%)
Barrick Gold Corp.	263,000	8,824
Freeport-McMoRan Copper & Gold, Inc.	56,000	2,806
Praxair, Inc.(a)	76,000	5,401

		17,031

Telecommunication Services (2.9%)
AT&T, Inc.	414,000	10,284
Telephone & Data Systems, Inc.	100,000	2,830

		13,114

Utilities (2.4%)
Edison International	208,000	6,543
NRG Energy, Inc.*	156,000	4,050
		10,593

Total Common Stocks		421,096

Short-Term Investment (4.2%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	18,552	18,552

Total Short-Term Investment		18,552

Money Market Fund (4.7%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	20,746	20,746

Total Money Market Fund		20,746

Total Investments (Cost $429,395)(d) — 103.5%		460,394
Liabilities in excess of other assets — (3.5)%		(15,492)

Net Assets — 100.0%		$444,902

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $17,923.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.9%)
Consumer Discretionary (10.1%)
Apollo Group, Inc., Cl A*	104,100	7,404
Best Buy Co., Inc.(a)	242,700	8,128
Darden Restaurants, Inc.	78,000	2,572
Guess?, Inc.	157,800	4,068
Kohl’s Corp.*(a)	146,100	6,246
McDonald’s Corp.	148,650	8,546
McGraw-Hill Cos., Inc. (The)	156,400	4,709
O’Reilly Automotive, Inc.*(a)	72,200	2,749
Target Corp.(a)	286,711	11,317

		55,739

Consumer Staples (14.0%)
Church & Dwight Co., Inc.	99,100	5,382
Colgate-Palmolive Co.	140,421	9,933
CVS Caremark Corp.	271,200	8,643
Hansen Natural Corp.*	173,900	5,360
Lowe’s Cos., Inc.	277,100	5,379
Philip Morris International, Inc.	387,100	16,885
TJX Cos., Inc. (The)	157,700	4,961
Wal-Mart Stores, Inc.	319,200	15,462
Whole Foods Market, Inc.(a)	256,200	4,863

		76,868

Energy (6.3%)
Cameron International Corp.*(a)	220,500	6,240
Hess Corp.	86,800	4,665
Occidental Petroleum Corp.(a)	95,100	6,259
Schlumberger Ltd.	88,262	4,776
Southwestern Energy Co.*(a)	173,300	6,733
Transocean Ltd.*	77,852	5,784

		34,457

Financials (6.0%)
Bank of America Corp.	338,700	4,471
Capital One Financial Corp.	90,200	1,973
Charles Schwab Corp. (The)(a)	454,000	7,963
Morgan Stanley	284,307	8,106
Visa, Inc., Cl A(a)	168,116	10,467

		32,980

Health Care (12.7%)
Abbott Laboratories	112,600	5,297
Allergan, Inc.	157,875	7,512
Amgen, Inc.*	254,400	13,468
Becton, Dickinson & Co.	110,900	7,908
Express Scripts, Inc.*(a)	127,180	8,743
Gilead Sciences, Inc.*(a)	265,175	12,421
Intuitive Surgical, Inc.*(a)	35,900	5,875
Stryker Corp.	34,500	1,371
Thermo Fisher Scientific, Inc.*	177,800	7,249

		69,844

Industrials (10.6%)
Caterpillar, Inc.(a)	97,500	3,221
Emerson Electric Co.	239,479	7,759
First Solar, Inc.*(a)	41,200	6,679
Honeywell International, Inc.	218,471	6,860
Illinois Tool Works, Inc.(a)	175,300	6,546
Joy Global, Inc.	95,900	3,426
Raytheon Co.	154,749	6,876
Union Pacific Corp.	164,400	8,559
United Parcel Service, Inc., Cl B	81,500	4,074
Waste Management, Inc.(a)	162,300	4,570

		58,570

Information Technology (32.1%)
Adobe Systems, Inc.*	288,975	8,178
Analog Devices, Inc.	167,000	4,138
Apple, Inc.*	151,795	21,620
ASML Holding NV(a)	257,100	5,566
Baidu, Inc. ADR*(a)	18,000	5,420
Broadcom Corp., Cl A*	157,800	3,912
Cisco Systems, Inc.*	535,018	9,973
EMC Corp.*	592,000	7,755
Google, Inc., Cl A*	44,253	18,657
Intel Corp.	824,030	13,638
International Business Machines Corp.	56,612	5,911
Juniper Networks, Inc.*(a)	308,900	7,290
McAfee, Inc.*(a)	178,900	7,548
Microsoft Corp.	528,622	12,565
NetEase.com, Inc. ADR*(a)	165,910	5,837
Oracle Corp.(a)	824,533	17,661
QUALCOMM, Inc.	370,200	16,733
Salesforce.Com, Inc.*	106,000	4,046

		176,448

Materials (6.1%)
Monsanto Co.	125,500	9,330
Mosaic Co. (The)	96,000	4,253
Peabody Energy Corp.	206,200	6,219
Praxair, Inc.	136,705	9,715
United States Steel Corp.	118,000	4,217

		33,734

Transportation (1.0%)
J.B. Hunt Transport Services, Inc.(a)	175,000	5,343

Total Common Stocks		543,983

Short-Term Investment (13.1%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	72,199	72,199

Total Short-Term Investment		72,199

Money Market Fund (0.4%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	2,305,222	2,305

Total Money Market Fund		2,305

Total Investments (Cost $593,863)(d) — 112.4%		618,487
Liabilities in excess of other assets — (12.4)%		(68,441)

Net Assets — 100.0%		$550,046

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $70,077.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.7%)
Consumer Discretionary (9.5%)
AutoNation, Inc.*	9,568	166
Barnes & Noble, Inc.	5,960	123
D.R. Horton, Inc.	12,808	120
Foot Locker, Inc.	13,723	144
Gap, Inc. (The)	11,886	195
Garmin Ltd.	6,399	152
Hubbell, Inc., Cl B	5,373	172
Interpublic Group of Cos., Inc.*	30,229	153
Jarden Corp.*	8,068	151
Jones Apparel Group, Inc.	22,743	244
Leggett & Platt, Inc.	11,013	168
Meredith Corp.	6,834	175
Ross Stores, Inc.	2,719	105
SAIC, Inc.*	12,531	232
Sears Holdings Corp.*	2,650	176
Viacom, Inc., Cl B*	11,101	252

		2,728

Consumer Staples (12.8%)
Archer-Daniels-Midland Co.	27,159	727
Dean Foods Co.*	18,722	359
Del Monte Foods Co.	83,050	779
Pepsi Bottling Group, Inc. (The)	10,929	370
PepsiAmericas, Inc.	10,617	285
RadioShack Corp.	11,943	167
Safeway, Inc.	30,851	628
SUPERVALU, Inc.	26,762	346

		3,661

Energy (13.3%)
Axis Capital Holdings Ltd.	7,418	194
Chevron Corp.	6,907	458
Diamond Offshore Drilling, Inc.	4,032	335
Exxon Mobil Corp.	17,049	1,192
Murphy Oil Corp.	6,231	338
Tesoro Corp.	18,235	232
Tidewater, Inc.	5,941	255
Transocean Ltd.*	3,834	285
UGI Corp.	11,192	285
Valero Energy Corp.	14,643	247

		3,821

Financials (13.5%)
Allied World Assurance Co. Holdings Ltd.	5,412	221
American Financial Group, Inc.	8,051	174
Arch Capital Group Ltd.*	3,574	209
Bank of America Corp.	22,414	296
BB&T Corp.	2,257	50
Broadridge Financial Solutions, Inc.	11,871	197
Endurance Specialty Holdings Ltd.	7,830	229
Goldman Sachs Group, Inc. (The)	1,383	204
HCC Insurance Holdings, Inc.	8,313	199
JPMorgan Chase & Co.	13,246	452
MF Global Ltd.*	32,520	193
Morgan Stanley	13,013	371
PartnerRe Ltd.	3,106	202
Travelers Cos., Inc. (The)	6,865	282
Unum Group	13,805	219
Wells Fargo & Co.	15,024	364

		3,862

Health Care (13.7%)
AmerisourceBergen Corp.	15,397	273
AstraZeneca PLC SP ADR	7,317	323
Coventry Health Care, Inc.*	16,566	310
Endo Pharmaceuticals Holdings, Inc.*	15,704	281
Humana, Inc.*	8,046	260
LifePoint Hospitals, Inc.*	8,887	233
McKesson Corp.	3,364	148
Omnicare, Inc.	8,185	211
Pfizer, Inc.	42,926	644
Sanofi-Aventis ADR	7,893	233
UnitedHealth Group, Inc.	13,744	343
Watson Pharmaceuticals, Inc.*	9,270	312
WellPoint, Inc.*	7,363	375

		3,946

Industrials (8.3%)
Carlisle Cos., Inc.	8,277	200
Crane Co.	7,829	175
Goodrich Corp.	4,292	214
L-3 Communications Holdings, Inc.	2,623	182
Lockheed Martin Corp.	3,308	267
Manpower, Inc.	3,997	169
Masco Corp.	19,263	185
Northrop Grumman Corp.	4,604	210
Thomas & Betts Corp.*	6,227	179
Timken Co. (The)	12,803	219
Toro Co. (The)	6,114	183
URS Corp.*	4,025	199

		2,382

Information Technology (17.2%)
Accenture Ltd., Cl A	7,738	259
Affiliated Computer Services, Inc., Cl A*	5,242	233
Amdocs Ltd.*	10,812	232
CA, Inc.	13,910	242
Computer Sciences Corp.*	6,709	297
Compuware Corp.*	32,637	224
Ingram Micro, Inc., Cl A*	16,435	288
International Business Machines Corp.	4,709	492
Microsoft Corp.	25,858	615
Novell, Inc.*	59,171	268
Novellus Systems, Inc.*	14,560	243
Tech Data Corp.*	8,529	279
Teradata Corp.*	14,681	344
VeriSign, Inc.*	12,498	231
WESCO International, Inc.*	6,813	170
Western Digital Corp.*	10,142	269
Xilinx, Inc.	12,319	252

		4,938

Materials (3.3%)
Ball Corp.	4,672	211
CF Industries Holdings, Inc.	2,655	197
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Domtar Corp.*	11,701	194
Terra Industries, Inc.	3,285	80
Valspar Corp. (The)	11,201	252

		934

Telecommunication Services (3.9%)
CenturyTel, Inc.	12,064	370
Embarq Corp.	9,214	388
Qwest Communications International, Inc.	90,070	374

		1,132

Utilities (3.2%)
Atmos Energy Corp.	10,757	269
NRG Energy, Inc.*	14,421	374
Public Service Enterprise Group, Inc.	8,695	284

		927

Total Investments (Cost $26,163)(a) — 98.7%		28,331
Other assets in excess of liabilities — 1.3%		371

Net Assets — 100.0%		$28,702

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.1%)
Consumer Discretionary (4.4%)
Home Depot, Inc. (The)(a)	799,750	18,898
Lowe’s Cos., Inc.	785,550	15,248
Mattel, Inc.	1,215,400	19,507

		53,653

Consumer Staples (12.0%)
Avon Products, Inc.	513,650	13,242
Cadbury PLC SP ADR	495,420	17,042
ConAgra Foods, Inc.	733,600	13,982
CVS Caremark Corp.	447,600	14,265
Estee Lauder Cos., Inc., Cl A (The)(a)	367,600	12,009
Molson Coors Brewing Co., Cl B	307,950	13,035
PepsiCo, Inc.	253,250	13,919
Procter & Gamble Co. (The)	247,550	12,650
Safeway, Inc.	634,600	12,927
Sara Lee Corp.(a)	2,482,350	24,228

		147,299

Energy (18.7%)
Baker Hughes, Inc.	477,750	17,409
Chevron Corp.	461,000	30,541
ConocoPhillips	431,057	18,130
Devon Energy Corp.	474,900	25,882
Exxon Mobil Corp.	479,650	33,532
Hess Corp.	351,000	18,866
Marathon Oil Corp.	593,300	17,876
Talisman Energy, Inc.	1,488,300	21,268
Tidewater, Inc.(a)	156,331	6,702
Valero Energy Corp.	838,100	14,156
XTO Energy, Inc.	693,200	26,439

		230,801

Financials (20.5%)
Bank of America Corp.	1,792,050	23,655
BB&T Corp.(a)	962,601	21,158
Charles Schwab Corp. (The)(a)	1,567,500	27,494
Franklin Resources, Inc.(a)	495,950	35,713
Goldman Sachs Group, Inc. (The)	147,200	21,703
JPMorgan Chase & Co.	1,048,066	35,749
Morgan Stanley	512,900	14,623
Northern Trust Corp.	274,050	14,711
Travelers Cos., Inc. (The)	888,100	36,448
Wells Fargo & Co.(a)	850,250	20,627

		251,881

Health Care (10.6%)
Beckman Coulter, Inc.	173,050	9,888
Becton, Dickinson & Co.	319,000	22,748
Bristol-Myers Squibb Co.	957,300	19,443
Johnson & Johnson	521,350	29,613
Medtronic, Inc.	292,850	10,218
Merck & Co., Inc.	731,850	20,462
Wyeth	387,800	17,602

		129,974

Industrials (11.4%)
3M Co.	425,200	25,555
Deere & Co.	433,900	17,334
Emerson Electric Co.	496,054	16,072
ITT Corp.	408,550	18,180
Tyco International Ltd.	370,350	9,622
Union Pacific Corp.	303,650	15,808
United Parcel Service, Inc., Cl B(a)	323,986	16,196
United Technologies Corp.	415,800	21,605

		140,372

Information Technology (6.1%)
Accenture Ltd., Cl A	307,900	10,302
Harris Corp.	507,996	14,407
Intel Corp.	833,100	13,788
Microsoft Corp.	571,950	13,595
Nokia Corp. ADR(a)	661,200	9,640
Texas Instruments, Inc.	640,700	13,647

		75,379

Materials (6.4%)
Air Products & Chemicals, Inc.	260,800	16,845
E.I. du Pont de Nemours & Co.	491,950	12,604
Ecolab, Inc.	411,100	16,029
Nucor Corp.	361,550	16,064
PPG Industries, Inc.	198,550	8,716
Sonoco Products Co.	376,032	9,006

		79,264

Telecommunication Services (5.0%)
AT&T, Inc.	1,273,600	31,636
Verizon Communications, Inc.	991,910	30,482

		62,118

Utilities (3.0%)
Entergy Corp.	256,900	19,915
Questar Corp.	565,564	17,595

		37,510

Total Common Stocks		1,208,251

Short-Term Investment (5.4%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	66,094	66,094

Total Short-Term Investment		66,094

Money Market Fund (2.2%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	27,409,127	27,409

Total Money Market Fund		27,409

Total Investments (Cost $1,254,115)(d) — 105.7%		1,301,754
Liabilities in excess of other assets — (5.7)%		(69,689)

Net Assets — 100.0%		$1,232,065

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $63,325.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.2%)
Consumer Discretionary (14.8%)
Advance Auto Parts, Inc.(a)	25,525	1,059
American Eagle Outfitters, Inc.(a)	72,450	1,027
Burger King Holdings, Inc.	75,150	1,298
Darden Restaurants, Inc.(a)	35,785	1,180
DreamWorks Animation SKG, Inc., Cl A*	26,225	723
J. Crew Group, Inc.*(a)	41,140	1,111
Jack in the Box, Inc.*(a)	46,410	1,042
Liberty Media Corp.- Entertainment, Ser A*	24,029	643
Mattel, Inc.	56,387	905
McGraw-Hill Cos., Inc. (The)	14,300	430
Mohawk Industries, Inc.*(a)	17,375	620
Ross Stores, Inc.(a)	28,850	1,114
Scripps Networks Interactive, Inc., Cl A	36,715	1,022
Tractor Supply Co.*(a)	20,855	862

		13,036

Consumer Staples (7.7%)
Cadbury PLC SP ADR	20,845	717
Church & Dwight Co., Inc.(a)	20,193	1,097
Clorox Co. (The)(a)	17,847	996
Dr Pepper Snapple Group, Inc.*	45,710	969
J. M. Smucker Co. (The)	23,905	1,163
Lorillard, Inc.	13,000	881
Ralcorp Holdings, Inc.*	15,848	966

		6,789

Energy (8.1%)
BJ Services Co.(a)	60,067	819
Cameron International Corp.*	33,638	952
Cimarex Energy Co.(a)	19,870	563
Core Laboratories NV	8,827	769
Denbury Resources, Inc.*	70,745	1,042
Diamond Offshore Drilling, Inc.(a)	10,175	845
Murphy Oil Corp.	17,840	969
Noble Energy, Inc.	20,715	1,222

		7,181

Financials (16.5%)
Ameriprise Financial, Inc.	45,660	1,108
Arch Capital Group Ltd.*(a)	18,015	1,055
BB&T Corp.	40,205	884
Discover Financial Services	120,740	1,240
Equity Residential REIT	20,530	456
HCP, Inc. REIT	17,705	375
Hudson City Bancorp, Inc.	69,445	923
Invesco Ltd.	56,380	1,005
M&T Bank Corp.(a)	21,832	1,112
Markel Corp.*	3,269	921
NASDAQ OMX Group, Inc. (The)*	39,865	849
Northern Trust Corp.	14,210	763
Progressive Corp. (The)*	44,470	672
Public Storage REIT(a)	5,005	328
Raymond James Financial, Inc.(a)	30,885	531
StanCorp Financial Group, Inc.	29,040	833
T. Rowe Price Group, Inc.(a)	22,000	917
Weingarten Realty Investors REIT(a)	42,600	618

		14,590

Health Care (9.0%)
C.R. Bard, Inc.	12,185	907
Cephalon, Inc.*(a)	16,520	936
Coventry Health Care, Inc.*	64,260	1,202
Endo Pharmaceuticals Holdings, Inc.*	53,235	954
Express Scripts, Inc.*	13,360	919
Laboratory Corp. of America Holdings*(a)	17,170	1,164
Thermo Fisher Scientific, Inc.*	24,527	1,000
Universal Health Services, Inc., Cl B	17,835	871

		7,953

Industrials (11.8%)
Copart, Inc.*(a)	31,202	1,082
CSX Corp.	30,187	1,045
Curtiss-Wright Corp.(a)	27,718	824
Dover Corp.	29,814	987
Eaton Corp.	21,193	945
Fluor Corp.(a)	17,100	877
Goodrich Corp.	18,938	946
L-3 Communications Holdings, Inc.	12,928	897
PACCAR, Inc.	19,871	646
Rockwell Automation, Inc.(a)	34,592	1,111
Roper Industries, Inc.	24,140	1,094

		10,454

Information Technology (16.0%)
Adobe Systems, Inc.*	22,902	648
Agilent Technologies, Inc.*	55,930	1,136
Altera Corp.(a)	59,920	976
Amdocs Ltd.*	38,405	824
Analog Devices, Inc.	27,040	670
BMC Software, Inc.*	34,876	1,179
Broadcom Corp., Cl A*	39,410	977
F5 Networks, Inc.*	18,195	629
Harris Corp.	18,370	521
Juniper Networks, Inc.*	38,605	911
NCR Corp.*	59,156	700
Polycom, Inc.*(a)	42,545	862
Sybase, Inc.*(a)	43,455	1,362
Symantec Corp.*	66,945	1,042
Teradata Corp.*	47,217	1,106
Western Union Co.	33,195	544

		14,087

Materials (5.5%)
Air Products & Chemicals, Inc.	15,095	975
Albemarle Corp.(a)	38,769	991
FMC Corp.	18,032	853
Newmont Mining Corp.	21,860	894
Packaging Corp. of America	29,125	472
United States Steel Corp.	18,205	651

		4,836

Telecommunication Services (1.6%)
NTELOS Holdings Corp.	36,318	669
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Telephone & Data Systems, Inc.	25,525	722

		1,391

Utilities (6.2%)
Edison International	31,070	977
MDU Resources Group, Inc.	47,540	902
OGE Energy Corp.	37,385	1,059
ONEOK, Inc.	29,525	871
PG&E Corp.(a)	17,090	657
Xcel Energy, Inc.	53,430	983

		5,449

Total Common Stocks		85,766

Short-Term Investment (21.5%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	18,996	18,996

Total Short-Term Investment		18,996

Money Market Fund (1.6%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	1,408,354	1,408

Total Money Market Fund		1,408

Total Investments (Cost $109,898)(d) — 120.3%		106,170
Liabilities in excess of other assets — (20.3)%		(17,925)

Net Assets — 100.0%		$88,245

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $18,431.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.7%)
Consumer Discretionary (9.3%)
Abercrombie & Fitch Co., Cl A(a)	254,400	6,459
Black & Decker Corp. (The)	152,900	4,382
Foot Locker, Inc.(a)	418,900	4,386
Harley-Davidson, Inc.(a)	320,500	5,195
International Game Technology	500,600	7,960
Mattel, Inc.	589,600	9,463

		37,845

Consumer Staples (13.3%)
Avon Products, Inc.	199,000	5,130
Cadbury PLC SP ADR	222,000	7,637
Campbell Soup Co.	176,700	5,199
ConAgra Foods, Inc.	187,900	3,581
Estee Lauder Cos., Inc., Cl A (The)	142,300	4,649
Molson Coors Brewing Co., Cl B	169,000	7,154
Safeway, Inc.(a)	295,500	6,019
Sara Lee Corp.	1,056,400	10,311
SUPERVALU, Inc.	335,400	4,343

		54,023

Energy (13.7%)
Arch Coal, Inc.	285,200	4,384
Baker Hughes, Inc.	57,600	2,099
CARBO Ceramics, Inc.(a)	74,600	2,551
Hess Corp.	80,400	4,321
Noble Energy, Inc.	87,500	5,160
Patterson-UTI Energy, Inc.	477,600	6,142
Talisman Energy, Inc.	475,400	6,793
Tidewater, Inc.(a)	84,600	3,627
Valero Energy Corp.	605,400	10,225
XTO Williams Cos., Inc. (The)	656,800	10,252

		55,554

Financials (22.6%)
Ameriprise Financial, Inc.	184,500	4,478
BB&T Corp.(a)	513,500	11,287
Capital One Financial Corp.	263,700	5,770
Hanover Insurance Group, Inc. (The)	164,200	6,258
HCC Insurance Holdings, Inc.(a)	195,000	4,682
Invesco Ltd.	228,300	4,068
Lazard Ltd., Cl A	232,600	6,262
Marsh & McLennan Cos., Inc.	286,400	5,765
Northern Trust Corp.	102,300	5,491
People’s United Financial, Inc.	283,800	4,268
Platinum Underwriters Holdings Ltd.	136,700	3,908
Principal Financial Group, Inc.	232,900	4,388
Raymond James Financial, Inc.(a)	413,400	7,115
Regions Financial Corp.(a)	1,859,100	7,511
Simon Property Group, Inc. REIT	117,419	6,039
Transatlantic Holdings, Inc.	104,300	4,519

		91,809

Health Care (3.6%)
Beckman Coulter, Inc.	139,200	7,954
CIGNA Corp.	288,500	6,950

		14,904

Industrials (9.5%)
ITT Corp.	114,200	5,082
Republic Services, Inc.	264,600	6,459
Southwest Airlines Co.	1,325,300	8,919
Timken Co. (The)	275,000	4,697
Tyco International Ltd.	150,400	3,907
UTI Worldwide, Inc.*	559,000	6,373
Watson Wyatt Worldwide, Inc., Cl A	80,800	3,033

		38,470

Information Technology (6.6%)
Harris Corp.	338,400	9,597
Intersil Corp., Cl A	358,700	4,509
Maxim Integrated Products, Inc.	324,700	5,095
Paychex, Inc.(a)	307,600	7,751

		26,952

Materials (7.0%)
Ball Corp.	98,500	4,448
Dow Chemical Co. (The)	244,000	3,938
Ecolab, Inc.	125,900	4,909
Lubrizol Corp. (The)	90,500	4,281
Sonoco Products Co.	280,700	6,723
Steel Dynamics, Inc.(a)	284,100	4,185

		28,484

Utilities (12.1%)
Allegheny Energy, Inc.	352,800	9,049
American Electric Power Co., Inc.	302,200	8,731
Edison International	191,500	6,025
Portland General Electric Co.	203,300	3,960
Questar Corp.	326,400	10,154
Sempra Energy	86,700	4,303
TECO Energy, Inc.(a)	576,400	6,877

		49,099

Total Common Stocks		397,140

Short-Term Investment (10.0%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	40,539	40,539

Total Short-Term Investment		40,539

Money Market Fund (3.0%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	12,109,457	12,109

Total Money Market Fund		12,109

Total Investments (Cost $445,755)(d) — 110.7%		449,788
Liabilities in excess of other assets — (10.7)%		(43,644)

Net Assets — 100.0%		$406,144

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $38,768.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (128.2%)
Common Stocks (127.6%)
Casinos & Gaming (1.6%)
Ameristar Casinos, Inc.	1,400	26
Churchill Downs, Inc.	900	30
International Speedway Corp., Cl A	1,200	31
Monarch Casino & Resort, Inc.*	2,700	20

		107

Diversified (10.1%)
Cornell Companies, Inc.*	1,500	24
Cousins Properties, Inc.	14,935	127
First American Corp.	600	16
Investors Real Estate Trust	7,800	69
Saul Centers, Inc. REIT	2,000	59
The Geo Group, Inc.*	1,600	30
Vornado Realty Trust REIT	6,421	289
Washington Real Estate Investment Trust	2,000	45

		659

Health Care (15.6%)
Community Health Systems, Inc.*	1,200	30
HCP, Inc. REIT	10,100	214
Health Care REIT, Inc.	1,000	34
Healthcare Realty Trust, Inc.	7,600	128
LTC Properties, Inc. REIT	800	17
Medical Properties Trust, Inc. REIT	7,600	46
National Healthcare Corp.	800	30
Nationwide Health Properties, Inc.	4,800	124
OMEGA Healthcare Investors, Inc.	1,600	25
Psychiatric Solutions, Inc.*	800	18
Senior Housing Properties Trust REIT	6,900	113
Skilled Healthcare Group, Inc. Cl A*	3,900	29
Sun Healthcare Group, Inc.*	2,500	21
Universal Health Services, Inc., Cl B	600	29
Ventas, Inc. REIT	5,500	164

		1,022

Heavy Construction (2.9%)
EMCOR Group, Inc.*	1,500	30
Granite Construction, Inc.	700	23
Jacobs Engineering Group, Inc.*	400	17
KBR, Inc.	1,200	22
Layne Christensen Co.*	800	16
MasTec, Inc.*	2,400	28
Orion Marine Group, Inc.*	1,400	27
Sterling Construction Co., Inc.*	1,600	25

		188

Homebuilders (1.0%)
Hilltop Holdings, Inc.*	5,200	62

Hotels & Leisure Properties (7.0%)
Ashford Hospitality Trust	6,500	18
DiamondRock Hospitality Co.	10,900	68
FelCor Lodging Trust, Inc.	6,000	15
Hospitality Properties Trust REIT	11,400	136
Host Hotels & Resorts, Inc.	11,600	97
LaSalle Hotel Properties REIT	3,900	48
Life Time Fitness, Inc.*	1,000	20
Sunstone Hotel Investors, Inc. REIT	6,300	34
Vail Resorts, Inc.*	900	24

		460

Industrial (14.9%)
AMB Property Corp. REIT	2,400	45
Comfort Systems USA, Inc.	3,600	37
DCT Industrial Trust, Inc. REIT	4,000	16
EastGroup Properties, Inc. REIT	2,100	69
Extra Space Storage, Inc. REIT	12,500	105
First Potomac Realty Trust REIT	6,700	65
Fluor Corp.	600	31
Pike Electric Corp.*	2,400	29
ProLogis REIT	14,400	116
Public Storage REIT	5,700	373
Sovran Self Storage, Inc. REIT	3,600	89

		975

Land & Forest Products (6.1%)
Plum Creek Timber Co., Inc.	9,700	289
Rayonier, Inc. REIT	3,100	113

		402

Mortgage (0.5%)
American Capital Agency Corp. REIT	700	16
NorthStar Realty Finance Corp. REIT	6,700	19

		35

Office (18.4%)
Alexandria Real Estate Equities, Inc.	2,100	75
BioMed Realty Trust, Inc. REIT	5,200	53
Boston Properties, Inc. REIT	3,900	186
Brandywine Realty Trust REIT	2,600	19
Corporate Office Properties Trust REIT	1,200	35
Digital Reality Trust, Inc. REIT	2,800	100
Douglas Emmett, Inc. REIT	5,200	47
Duke Realty Corp. REIT	10,100	89
Franklin Street Properties Corp.	1,200	16
Highwoods Properties, Inc. REIT	1,700	38
HRPT Properties Trust REIT	14,900	60
Kilroy Realty Corp. REIT	5,000	103
Liberty Property Trust REIT	5,900	136
Mack-Cali Realty Corp. REIT	6,300	144
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Parkway Properties, Inc. REIT	2,600	34
SL Green Realty Corp. REIT	3,000	69

		1,204

Real Estate Services (2.5%)
ABM Industries, Inc.	1,400	25
CoStar Group, Inc.*	800	32
Getty Realty Corp. REIT	1,100	21
LoopNet, Inc.*	4,000	31
McDermott International, Inc.*	1,700	35
SBA Communications Corp., Cl A*	700	17

		161

Residential (19.3%)
American Campus Communities, Inc. REIT	3,600	80
Apartment Investment & Management Co., Cl A	3,800	34
Associated Estates Realty Corp. REIT	16,600	99
AvalonBay Communities, Inc. REIT	3,000	168
BRE Properties, Inc. REIT	3,200	76
Camden Property Trust REIT	3,400	94
Equity Lifestyle Properties, Inc. REIT	3,700	137
Equity Residential REIT	12,700	282
Essex Property Trust, Inc. REIT	900	56
Home Properties, Inc. REIT	2,200	75
Post Properties, Inc. REIT	6,300	85
UDR, Inc. REIT	7,500	77

		1,263

Retail (27.7%)
CBL & Associates Properties, Inc. REIT	2,800	15
Developers Diversified Realty Corp. REIT	6,900	34
Equity One, Inc.	7,100	94
Federal Realty Investment Trust REIT	3,100	160
Inland Real Estate Corp. REIT	6,200	43
Kimco Realty Corp. REIT	29,800	299
Kite Realty Group Trust	37,500	110
Pennsylvania Real Estate Investment Trust	9,400	47
Ramco-Gershenson Properties Trust REIT	2,400	24
Realty Income Corp. REIT	6,000	132
Regency Centers Corp. REIT	4,100	143
Simon Property Group, Inc. REIT	10,141	521
The Macerich Co. REIT	5,340	94
Urstadt Biddle Properties, Cl A REIT	3,600	51
Weingarten Realty Investors REIT	3,200	46

		1,813

Total Common Stocks		8,351

Short-Term Investment (0.6%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.050%, 07/01/09(a)	36,393	36

Total Short-Term Investment		36

Total Investments —128.2%
Total Long Positions (Cost $8,102)(b)		8,387

Other assets in excess of liabilities — 0.4%		26
Short Postions (see summary below) —(28.6)%		(1,869)

Net Assets — 100.0%		$6,544

Short Positions ((28.6)%)
Common Stocks Sold Short ((28.6)%)
Casinos & Gaming ((0.9)%)
MGM MIRAGE*	(2,600)	(16)
Penn National Gaming, Inc.*	(1,500)	(44)

		(60)

Diversified ((2.5)%)
DuPont Fabros Technology, Inc. REIT	(10,500)	(99)
PICO Holdings, Inc.*	(1,000)	(29)
PS Business Park, Inc. REIT	(700)	(34)

		(162)

Health Care ((2.6)%)
Assisted Living Concepts, Inc., Cl A*	(2,000)	(29)
Cogdell Spencer, Inc.	(11,700)	(50)
National Health Investors, Inc. REIT	(2,600)	(70)
Universal Health Realty Income Trust REIT	(800)	(25)

		(174)

Heavy Construction ((0.3)%)
Tutor Perini Corp.*	(1,000)	(17)

Homebuilders ((3.9)%)
KB Home	(2,000)	(28)
M.D.C. Holdings, Inc.	(1,500)	(45)
Meritage Homes Corp.*	(1,600)	(30)
NVR, Inc.*	(100)	(50)
Pulte Homes, Inc.	(3,600)	(32)
The Ryland Group, Inc.	(1,000)	(17)
Toll Brothers, Inc.*	(3,300)	(56)

		(258)

Hotels & Leisure Properties ((3.2)%)
Choice Hotels International, Inc.	(4,300)	(114)
Entertainment Properties Trust REIT	(800)	(17)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Marriott International, Inc., Cl A	(1,904)	(42)
Orient-Express Hotels Ltd., Cl A	(2,100)	(18)
Wyndham Worldwide Corp.	(1,400)	(17)

		(208)

Industrial ((2.1)%)
MYR Group, Inc.*	(1,600)	(32)
U-Store-It Trust REIT	(21,100)	(104)

		(136)

Mortgage ((4.8)%)
Annaly Capital Management, Inc. REIT	(4,500)	(67)
Anworth Mortgage Asset Corp.	(2,300)	(17)
Capstead Mortgage Corp. REIT	(2,100)	(27)
Gramercy Capital Corp.*	(13,800)	(22)
Hatteras Financial Corp. REIT	(2,700)	(77)
MFA Financial, Inc. REIT	(8,700)	(60)
Redwood Trust, Inc. REIT	(3,100)	(46)

		(316)

Office ((0.5)%)
Lexington Realty Trust REIT	(8,900)	(30)

Real Estate Services ((1.3)%)
Corrections Corp. of America*	(1,000)	(17)
Fidelity National Financial, Inc., Cl A	(2,900)	(39)
Jones Lang LaSalle, Inc.	(800)	(26)

		(82)

Residential ((1.9)%)
Mid-America Apartment Communities, Inc. REIT	(1,500)	(55)
Sun Communities, Inc. REIT	(5,000)	(69)

		(124)

Retail ((4.6)%)
Acadia Realty Trust REIT	(2,100)	(28)
Cedar Shopping Centers, Inc. REIT	(7,600)	(34)
National Retail Properties, Inc. REIT	(1,200)	(21)
Penske Automotive Group, Inc.	(1,200)	(20)
Potlatch Corp.	(3,800)	(92)
Tanger Factory Outlet Centers, Inc. REIT	(2,300)	(75)
Taubman Centers, Inc. REIT	(1,200)	(32)

		(302)

Total Common Stocks Sold Short (Proceeds $1,847)		(1,869)

*	Non-income producing security.

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (95.7%)
Consumer Discretionary (7.5%)
Best Buy Co., Inc.(a)	54,920	1,839
Coach, Inc.(a)	83,130	2,235
Darden Restaurants, Inc.	63,655	2,099
Kohl’s Corp.*(a)	63,580	2,718

		8,891

Consumer Staples (9.9%)
Colgate-Palmolive Co.	59,625	4,218
CVS Caremark Corp.	107,450	3,424
PepsiCo, Inc.	75,720	4,162

		11,804

Energy (8.5%)
Cameron International Corp.*	99,090	2,804
Hess Corp.	29,190	1,569
Occidental Petroleum Corp.(a)	53,630	3,529
Southwestern Energy Co.*	56,900	2,211

		10,113

Financials (11.4%)
Bank of America Corp.	101,500	1,340
Charles Schwab Corp. (The)	154,420	2,709
Goldman Sachs Group, Inc. (The)	25,735	3,794
T. Rowe Price Group, Inc.(a)	66,500	2,771
Visa, Inc., Cl A	46,525	2,897

		13,511

Health Care (11.2%)
Amgen, Inc.*	78,920	4,178
Express Scripts, Inc.*	57,485	3,952
Gilead Sciences, Inc.*(a)	70,790	3,316
Thermo Fisher Scientific, Inc.*	47,195	1,924

		13,370

Industrials (5.9%)
Illinois Tool Works, Inc.	62,055	2,317
United Technologies Corp.	42,045	2,185
Waste Management, Inc.(a)	89,645	2,524

		7,026

Information Technology (34.7%)
Adobe Systems, Inc.*	60,250	1,705
Analog Devices, Inc.	82,375	2,041
Apple, Inc.*	33,900	4,829
Cisco Systems, Inc.*	167,720	3,126
EMC Corp.*	177,175	2,321
Google, Inc., Cl A*	12,867	5,425
Hewlett-Packard Co.	133,840	5,173
Intel Corp.	276,256	4,572
Juniper Networks, Inc.*	86,530	2,042
Oracle Corp.	228,648	4,898
QUALCOMM, Inc.	114,100	5,157

		41,289

Materials (6.6%)
Monsanto Co.	36,000	2,676
Mosaic Co. (The)	20,200	895
Praxair, Inc.	59,545	4,231

		7,802

Total Common Stocks		113,806

Short-Term Investment (9.4%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	11,184	11,184

Total Short-Term Investment		11,184

Money Market Fund (5.6%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	6,691,012	6,691

Total Money Market Fund		6,691

Total Investments (Cost $123,800)(d) — 110.7%		131,681

Liabilities in excess of other assets — (10.7)%		(12,720)

Net Assets — 100.0%		$118,961

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $10,825.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.7%)
Consumer Discretionary (19.9%)
Aaron’s, Inc.(a)	70,400	2,099
American Public Education, Inc.*(a)	25,620	1,015
AnnTaylor Stores Corp.*(a)	203,000	1,620
Asbury Automotive Group, Inc.	100,560	1,030
Bally Technologies, Inc.*	87,140	2,607
Buffalo Wild Wings, Inc.*(a)	42,710	1,389
California Pizza Kitchen, Inc.*(a)	174,240	2,316
Capella Education Co.*(a)	29,480	1,767
Carter’s Inc.*	84,370	2,076
Cheesecake Factory Inc. (The)*(a)	117,920	2,040
Chico’s FAS, Inc.*(a)	148,490	1,445
Cooper Tire & Rubber Co.	185,110	1,836
Corinthian Colleges, Inc.*(a)	101,250	1,714
Darling International, Inc.*	158,650	1,047
Dress Barn, Inc. (The)*(a)	150,445	2,151
FTI Consulting, Inc.*(a)	16,908	858
Fuel Systems Solutions, Inc.*(a)	48,270	975
Group 1 Automotive, Inc.(a)	81,060	2,109
hhgregg, Inc.*(a)	127,620	1,935
Hibbett Sports, Inc.*(a)	95,940	1,727
Jack in the Box, Inc.*(a)	83,410	1,873
Life Time Fitness, Inc.*(a)	115,400	2,309
Lumber Liquidators, Inc.*(a)	149,890	2,362
National CineMedia, Inc.	64,170	883
Navigant Consulting, Inc.*(a)	129,655	1,675
Netflix, Inc.*(a)	51,480	2,128
Panera Bread Co., Cl A*(a)	34,510	1,721
SkillSoft PLC ADR*	142,020	1,109
Steven Madden Ltd.*(a)	84,350	2,147
Tenneco, Inc.*	120,950	1,282
Tetra Tech, Inc.*	79,460	2,277
Texas Roadhouse, Inc., Cl A*(a)	121,770	1,328
TrueBlue, Inc.*	174,580	1,466
VistaPrint Ltd.*(a)	97,310	4,150
Wabash National Corp.(a)	218,410	153
Warnaco Group, Inc., (The)*(a)	105,380	3,414
Wolverine World Wide, Inc.	90,640	2,000

		66,033

Consumer Staples (2.9%)
Andersons, Inc. (The)(a)	37,240	1,115
BJ’s Wholesale Club, Inc.*	39,730	1,281
Chattem, Inc.*(a)	41,515	2,827
Ulta Salon, Cosmetics & Fragrance, Inc.*	190,320	2,116
United Natural Foods, Inc.*	81,870	2,149

		9,488

Energy (4.2%)
Arena Resources, Inc.*(a)	89,030	2,836
Atwood Oceanics, Inc.*(a)	46,265	1,152
Berry Petroleum Co., Cl A(a)	142,070	2,641
CARBO Ceramics, Inc.(a)	31,380	1,073
Clean Energy Fuels Corp.*(a)	210,700	1,814
Dril-Quip, Inc.*	49,650	1,892
Goodrich Pertoleum Corp.*(a)	73,290	1,802
McMoRan Exploration Co.*(a)	121,630	725

		13,935

Financials (7.1%)
Corporate Office Properties Trust REIT(a)	32,480	953
EZCORP, Inc., Cl A*	141,100	1,521
First Midwest Bancorp, Inc.(a)	267,730	1,957
Huron Consulting Group, Inc.*(a)	43,465	2,009
MF Global Ltd.*(a)	187,770	1,114
Portfolio Recovery Associates, Inc.*(a)	80,180	3,105
Raymond James Financial, Inc.(a)	151,460	2,607
Stifel Financial Corp.*(a)	47,520	2,285
SWS Group, Inc.	94,120	1,315
Tanger Factory Outlet Centers, Inc. REIT	20,320	659
TNS, Inc.*	111,790	2,096
Tower Group, Inc.	52,540	1,302
Webster Financial Corp.(a)	326,750	2,630

		23,553

Health Care (22.1%)
Alexion Pharmaceuticals, Inc.*(a)	49,666	2,042
Alkermes, Inc.*(a)	166,305	1,799
Alliance Imaging, Inc.*	293,500	2,151
AMAG Pharmaceuticals, Inc.*(a)	41,323	2,259
American Medical Systems Holdings, Inc.*	186,000	2,939
athenahealth, Inc.*(a)	19,110	707
Auxilium Pharmaceuticals, Inc.*(a)	36,320	1,140
Bio- Reference Laboratories, Inc.*	47,290	1,495
Catalyst Health Solutions, Inc.*	108,160	2,697
Cubist Pharmaceuticals, Inc.*	108,440	1,988
Cypress Bioscience, Inc.*(a)	286,440	2,698
Dendreon Corp.*(a)	98,850	2,456
Enzon Pharmaceuticals, Inc.*(a)	223,700	1,760
Genoptix, Inc.*(a)	65,795	2,105
Haemonetics Corp.*	53,425	3,045
ICU Medical, Inc.*	37,930	1,561
InterMune, Inc.*(a)	95,420	1,450
Isis Pharmaceuticals, Inc.*(a)	137,990	2,277
Medical Action Industries, Inc.*	84,705	970
MEDNAX, Inc.*	28,430	1,198
Meridian Bioscience, Inc.(a)	68,185	1,540
Merit Medical Systems, Inc.*	84,960	1,385
Myriad Pharmaceuticals, Inc.*(a)	4,973	23
Neogen Corp.*(a)	61,450	1,781
NuVasive, Inc.*(a)	92,370	4,120
OSI Pharmaceuticals, Inc.*	43,510	1,228
PAREXEL International Corp.*	222,925	3,206
Perrigo Co.	74,230	2,062
PSS World Medical, Inc.*	97,380	1,802
Psychiatric Solutions, Inc.*(a)	138,255	3,144
Questcor Pharmaceuticals, Inc.*(a)	329,460	1,647
Savient Pharmaceuticals, Inc.*(a)	114,485	1,587
Sirona Dental Systems, Inc.*(a)	56,610	1,132
SonoSite, Inc.*	53,290	1,069
Tenet Healthcare Corp.*	334,990	945
United Therapeutics Corp.*(a)	23,435	1,953
West Pharmaceutical Services, Inc.	57,380	2,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
XenoPort, Inc.*(a)	102,450	2,374
Zoll Medical Corp.*(a)	68,130	1,318

		73,053

Industrials (13.3%)
Actuant Corp.(a)	148,900	1,817
American Reprographics Co. LLC*	210,090	1,748
American Superconductor Corp.*(a)	91,790	2,409
Con-way, Inc.(a)	59,920	2,116
Copart, Inc.*(a)	63,470	2,201
EnPro Industries, Inc.*(a)	103,340	1,861
Esterline Technologies Corp.*	45,510	1,231
Forward Air Corp.(a)	87,330	1,862
GrafTech International Ltd.*	231,660	2,620
Hexcel Corp.*	258,270	2,461
Hub Group, Inc., Cl A*(a)	104,620	2,159
ICF International, Inc.*(a)	55,460	1,530
InnerWorkings, Inc.*(a)	330,495	1,570
Kaiser Aluminum Corp.	60,120	2,159
Kansas City Southern*(a)	83,560	1,346
MasTec, Inc.*	103,210	1,210
Orion Marine Group, Inc.*(a)	68,890	1,309
Robbins & Myers, Inc.	80,180	1,543
Stanley, Inc.*	47,770	1,571
Sterling Construction Co., Inc.*(a)	31,400	479
Taleo Corp., Cl A*	93,640	1,711
Teledyne Technologies, Inc.*	46,600	1,526
Wabtec Corp.(a)	33,510	1,078
Walter Energy, Inc.(a)	62,610	2,269
World Fuel Services Corp.	50,470	2,081

		43,867

Information Technology (24.4%)
Ariba, Inc.*(a)	372,280	3,663
Arris Group, Inc.*(a)	266,790	3,244
AsiaInfo Holdings, Inc.*(a)	170,585	2,936
Atheros Communications*(a)	45,840	882
Belden, Inc.	135,910	2,270
Blackboard, Inc.*(a)	86,770	2,504
CommScope, Inc.*(a)	51,070	1,341
Concur Technologies, Inc.*(a)	111,480	3,465
Constant Contact, Inc.*	50,370	999
CyberSource Corp.*(a)	239,140	3,659
Cymer, Inc.*	56,370	1,676
Dionex Corp.*(a)	45,920	2,803
Double-Take Software, Inc.*(a)	270,550	2,340
Energy Conversion Devices, Inc.*(a)	74,190	1,050
F5 Networks, Inc.*(a)	45,320	1,568
Informatica Corp.*	252,230	4,336
InterDigital, Inc.*(a)	68,150	1,666
j2 Global Communications, Inc.*(a)	132,155	2,981
Lawson Software, Inc.*	352,880	1,969
LogMeIn, Inc.*	15,530	248
ManTech International Corp., Cl A*	63,845	2,748
MICROS Systems, Inc.*	65,020	1,646
NCI, Inc., Cl A*	42,060	1,279
Netlogic Microsystems, Inc.*(a)	81,260	2,963
NetSuite, Inc.*	151,100	1,785
Omniture, Inc.*(a)	212,125	2,664
Perot Systems Corp., Cl A*	58,510	838
PMC-Sierra, Inc.*(a)	329,700	2,624
Polycom, Inc.*(a)	43,985	892
RightNow Technologies, Inc.*	122,060	1,440
Rosetta Stone, Inc.*(a)	49,445	1,357
Skyworks Solutions, Inc.*(a)	271,620	2,656
Sohu.com, Inc.*(a)	14,530	913
SPSS, Inc.*(a)	56,005	1,869
Sykes Enterprises, Inc.*	56,310	1,019
Synaptics, Inc.*(a)	95,200	3,680
Tessera Technologies, Inc.*	128,705	3,255
Websense, Inc.*	85,360	1,523

		80,751

Materials (2.8%)
AK Steel Holding Corp.	110,630	2,123
Brush Engineered Materials, Inc.*	84,680	1,419
Intrepid Potash, Inc.*(a)	62,720	1,761
Rock-Tenn Co., Cl A(a)	60,335	2,302
Titan Machinery, Inc.*	131,970	1,675

		9,280

Telecommunication Services (2.2%)
Plantronics, Inc.	112,620	2,129
Riverbed Technology, Inc.*(a)	127,240	2,951
Tekelec*(a)	127,320	2,143

		7,223

Transportation (0.8%)
Hornbeck Offshore Services, Inc.*(a)	56,630	1,211
Marten Transport, Ltd.*	71,430	1,483

		2,694

Total Common Stocks		329,877

Warrants (0.0%)
Health Care (0.0%)
Drugmax, Inc.(b)(c)(d)	1,301,500	—

Telecommunications Services (0.0%)
Sunair Services Corp.(b)(c)(d)	350,000	—

Total Warrants		—

Short-Term Investment (37.6%)
RidgeWorth Funds Securities Lending Joint Account(e)(f)	124,467	124,467

Total Short-Term Investment		124,467

Money Market Fund (0.4%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	1,182,055	1,182

Total Money Market Fund		1,182

Total Investments (Cost $428,346)(g) — 137.7%		455,526
Liabilities in excess of other assets — (37.7)%		(124,632)

Net Assets — 100.0%		$330,894

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $121,102.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2009 are identified below (in thousands):

					Percent of
Issue	Acquisition	Cost	Shares	Value	Net assets
Description	Date	($)	($)	($)	(%)
Drugmax, Inc. Warrants	09/27/05	—	1.302	—	—
Sunair Services Corp. Warrants	12/15/05	—	350	—	—

(c)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of June 30, 2009.

(d)	Fair Value is zero

(e)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.6%)
Consumer Discretionary (24.2%)
ABM Industries, Inc.(a)	471,638	8,522
Advance Auto Parts, Inc.	154,200	6,398
bebe Stores, Inc.(a)	773,534	5,322
Burger King Holdings, Inc.	65,100	1,124
CKE Restaurants, Inc.(a)	941,635	7,985
Guess?, Inc.(a)	566,904	14,615
Interface, Inc., Cl A(a)	2,136,221	13,245
PetSmart, Inc.	98,000	2,103
PRIMEDIA, Inc.(a)	370,514	745
Ritchie Bros. Auctioneers, Inc.(a)	435,344	10,209
Scholastic Corp.	366,500	7,253
Sotheby’s, Cl A(a)	527,700	7,446
Stage Stores, Inc.(a)	229,454	2,547
Thor Industries, Inc.(a)	269,600	4,952
Washington Post Co. (The), Cl B	14,194	4,999
Williams-Sonoma, Inc.(a)	89,800	1,066

		98,531

Consumer Staples (0.3%)
PriceSmart, Inc.	83,200	1,393

Energy (5.1%)
Arch Coal, Inc.	130,300	2,003
CARBO Ceramics, Inc.(a)	178,300	6,098
Core Laboratories NV	76,700	6,684
Holly Corp.	130,300	2,343
Tidewater, Inc.(a)	87,200	3,738

		20,866

Financials (17.0%)
Banco Latinoamericano de Exportaciones SA, Ser E	134,600	1,673
Bank of Hawaii Corp.(a)	85,200	3,053
Cash America International, Inc.	240,100	5,616
City National Corp.(a)	30,300	1,116
Cullen/ Frost Bankers, Inc.	159,000	7,333
Evercore Partners, Inc., Cl A(a)	282,700	5,552
Glacier Bancorp, Inc.(a)	232,006	3,427
HCC Insurance Holdings, Inc.(a)	538,850	12,938
IPC Holdings Ltd.	119,600	3,270
Lazard Ltd., Cl A	151,500	4,078
Raymond James Financial, Inc.(a)	337,811	5,814
UMB Financial Corp.(a)	164,300	6,245
Washington Federal, Inc.(a)	56,100	729
Washington Real Estate Investment Trust(a)	191,800	4,290
Wesco Financial Corp.	13,487	3,925

		69,059

Health Care (14.7%)
Aceto Corp.	243,300	1,623
Beckman Coulter, Inc.	44,200	2,526
Cooper Cos., Inc. (The)	627,896	15,528
Ensign Group, Inc.	155,500	2,213
Meridian Bioscience, Inc.(a)	111,800	2,524
Perrigo Co.	367,100	10,198
Pharmaceutical Product Development, Inc.(a)	119,300	2,770
STERIS Corp.(a)	391,757	10,217
Techne Corp.(a)	44,200	2,820
Teleflex, Inc.	215,800	9,674

		60,093

Industrials (23.9%)
Brink’s Co. (The)	299,400	8,691
CAE, Inc.	184,500	1,088
Comfort Systems USA, Inc.(a)	140,000	1,435
Cubic Corp.	188,200	6,736
Donaldson Co., Inc.(a)	178,400	6,180
Forward Air Corp.(a)	37,800	806
Grupo Aeroportuario del Centro Norte SAB de CV ADR(a)	47,200	486
Grupo Aeroportuario del Pacifico SA de CV ADR(a)	510,876	13,109
Heartland Express, Inc.(a)	191,100	2,813
Herman Miller, Inc.(a)	308,000	4,725
IESI-BFC Ltd.	1,224,200	14,262
Kaydon Corp.(a)	131,100	4,269
KBR, Inc.	287,700	5,305
KMG Chemicals, Inc.	70,700	515
Knight Transportation, Inc.(a)	191,900	3,176
LSI Industries, Inc.	128,400	700
Manpower, Inc.	112,000	4,742
Multi-Color Corp.(a)	179,175	2,197
Pall Corp.	122,100	3,243
Robbins & Myers, Inc.(a)	67,300	1,295
Tomkins PLC ADR	335,903	3,265
UTI Worldwide, Inc.*	319,800	3,646
Watson Wyatt Worldwide, Inc., Cl A(a)	120,800	4,534

		97,218

Information Technology (2.9%)
Advantest Corp., ADR(a)	237,800	4,352
Cohu, Inc.(a)	243,953	2,191
Intersil Corp., Cl A	337,300	4,240
Keithley Instruments, Inc.	214,900	859

		11,642

Materials (7.8%)
Airgas, Inc.	104,700	4,243
AptarGroup, Inc.	48,600	1,641
Bemis Co., Inc.(a)	197,086	4,966
Cliffs Natural Resources, Inc.(a)	45,100	1,104
Nalco Holding Co.	338,900	5,707
Olin Corp.(a)	258,000	3,068
Packaging Corp. of America	304,500	4,933
Sensient Technologies Corp.	133,300	3,009
Valspar Corp. (The)	131,144	2,955

		31,626

Telecommunications Services (0.7%)
Alaska Communications Systems Group, Inc.(a)	394,000	2,884

Total Common Stocks		393,312

Short-Term Investment (21.5%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	87,565	87,565

Total Short-Term Investment		87,565

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

Money Market Fund (3.3%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	13,631,830	13,632

Total Money Market Fund		13,632

Total Investments (Cost $529,809)(d) — 121.4%		494,509
Liabilities in excess of other assets — (21.4)%		(87,054)

Net Assets — 100.0%		$407,455

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $84,247.

(b)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (130.8%)
Common Stocks (130.5%)
Consumer Discretionary (23.3%)
Barnes & Noble, Inc.	4,000	83
Big Lots, Inc.*	2,100	44
CEC Entertainment, Inc.*	900	27
Children’s Place Retail Stores, Inc. (The)*	1,000	26
Comcast Corp., Cl A	3,100	45
Core-Mark Holding Co., Inc.*	2,200	57
DIRECTV Group, Inc. (The)*	2,700	67
DISH Network Corp., Cl A*	1,800	29
Dolby Laboratories, Inc., Cl A*	600	22
eBay, Inc.*	2,100	36
Finish Line, Inc. (The), Cl A	3,800	28
GameStop Corp., Cl A*	1,300	29
Garmin Ltd.	1,200	29
Genuine Parts Co.	1,900	64
Gymboree Corp. (The)*	1,500	53
Hot Topic, Inc.*	6,500	47
Hubbell, Inc., Cl B	1,600	51
Jos. A. Bank Clothiers, Inc.*	700	24
LaCrosse Footwear, Inc.	4,600	43
McDonald’s Corp.	900	52
McGraw-Hill Cos., Inc. (The)	3,200	96
NutriSystem, Inc.	2,000	29
PHH Corp.*	4,000	73
Pitney Bowes, Inc.	700	15
Scripps Networks Interactive, Inc., Cl A	1,900	53
Standard Motor Products, Inc.	4,200	35
Tempur-Pedic International, Inc.	1,100	14
Time Warner Cable, Inc.	600	19
Tupperware Brands Corp.	1,000	26
Weis Markets, Inc.	800	27

		1,243

Consumer Staples (6.8%)
Archer-Daniels-Midland Co.	1,000	27
Coca-Cola Enterprises, Inc.	2,200	37
Dollar Tree, Inc.*	500	21
Hershey Co. (The)	1,200	43
J & J Snack Foods Corp.	1,200	43
National Beverage Corp.*	1,200	13
Philip Morris International, Inc.	800	35
Procter & Gamble Co. (The)	1,100	56
RadioShack Corp.	1,600	22
Sara Lee Corp.	4,000	39
WD-40 Co.	1,000	29

		365

Energy (11.4%)
Cameron International Corp.*	900	26
Chevron Corp.	700	46
ConocoPhillips	1,400	59
ENSCO International, Inc.	500	17
Exxon Mobil Corp.	3,200	224
Murphy Oil Corp.	1,100	60
Occidental Petroleum Corp.	1,000	66
Tesoro Corp.	1,800	23
Tidewater, Inc.	1,200	51
Valero Energy Corp.	2,300	39

		611

Financials (20.1%)
American Physicians Capital, Inc.	1,600	63
AmTrust Financial Services, Inc.	2,600	30
Bank Mutual Corp.	5,300	46
Bank of New York Mellon Corp.	1,400	41
BOK Financial Corp.	800	30
Chubb Corp. (The)	300	12
Cullen/ Frost Bankers, Inc.	600	28
EZCORP, Inc., Cl A*	2,000	22
Financial Federal Corp.	2,800	57
First Financial Bancorp.	2,700	20
First of Long Island Corp. (The)	3,800	88
FirstMerit Corp.	914	15
GAMCO Investors, Inc., Cl A	1,400	68
JPMorgan Chase & Co.	500	17
MasterCard, Inc., Cl A	200	33
Moody’s Corp.	1,000	26
National Bancshares, Inc.	2,600	62
optionsXpress Holdings, Inc.	1,400	22
Prospect Capital Corp.	6,500	60
Prosperity Bancshares, Inc.	2,400	72
Prudential Financial, Inc.	700	26
QC Holdings, Inc.	5,100	26
Sterling Bancorp	1,400	12
Unum Group	1,700	27
Validus Holdings Ltd.	1,100	24
W.P. Carey & Co. LLC	2,000	50
Wells Fargo & Co.	2,400	58
Westamerica Bancorp	500	25
Willis Group Holdings Ltd.	500	13

		1,073

Health Care (9.3%)
Abbott Laboratories	800	38
Amgen, Inc.*	700	37
Biogen Idec, Inc.*	700	32
Eli Lilly & Co.	1,700	59
Gilead Sciences, Inc.*	800	37
Johnson & Johnson	1,600	91
Medtronic, Inc.	800	28
Merck & Co., Inc.	700	20
Nu Skin Enterprises, Inc., Cl A	3,300	50
Pfizer, Inc.	2,800	42
Wyeth	900	41
Zimmer Holdings, Inc.*	500	21

		496

Industrials (17.5%)
3M Co.	600	36
AAON, Inc.	1,300	26
Allegiant Travel Co.*	2,700	107
Brady Corp., Cl A	2,200	55
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Crane Co.	2,300	51
Electro Rent Corp.	2,700	26
Emerson Electric Co.	2,000	65
Equifax, Inc.	2,400	63
Flowserve Corp.	400	28
General Dynamics Corp.	600	33
General Electric Co.	6,900	81
Hawk Corp., Cl A*	4,400	61
Healthcare Services Group, Inc.	700	12
Honeywell International, Inc.	1,100	35
John Beam Technologies Corp.	2,300	29
Knight Transportation, Inc.	2,400	40
Lincoln Electric Holdings, Inc.	700	25
Lockheed Martin Corp.	700	56
Raytheon Co.	500	22
United Parcel Service, Inc., Cl B	700	35
United Technologies Corp.	900	47

		933

Information Technology (29.4%)
Apple, Inc.*	500	71
Autodesk, Inc.*	1,300	25
Cisco Systems, Inc.*	6,600	123
CommScope, Inc.*	1,100	29
Compuware Corp.*	9,200	63
Daktronics, Inc.	5,400	42
Dun & Bradstreet Corp. (The)	600	49
EarthLink, Inc.*	6,900	51
FactSet Research Systems, Inc.	1,000	50
Fair Isaac Corp.	1,600	25
Google, Inc., Cl A*	200	84
Harris Corp.	1,500	43
Hewitt Associates, Inc., Cl A*	1,000	30
Hewlett-Packard Co.	1,000	39
Hittite Microwave Corp.*	1,300	45
Intel Corp.	4,800	79
InterDigital, Inc.*	1,100	27
International Business Machines Corp.	1,800	188
j2 Global Communications, Inc.*	600	14
Lender Processing Services, Inc.	1,000	28
Lexmark International, Inc., Cl A*	3,100	49
Microsoft Corp.	2,900	69
MIPS Technologies, Inc.*	11,400	34
National Semiconductor Corp.	3,500	44
QLogic Corp.*	2,000	25
QUALCOMM, Inc.	600	27
Sybase, Inc.*	1,600	50
Symantec Corp.*	1,700	26
Texas Instruments, Inc.	1,400	30
VeriSign, Inc.*	2,400	44
Xilinx, Inc.	3,300	67

		1,570

Materials (1.6%)
A. Schulman, Inc.	3,200	48
E.I. du Pont de Nemours & Co.	1,400	36

		84

Telecommunication Services (4.5%)
AT&T, Inc.	4,600	114
Qwest Communications International, Inc.	11,400	47
Sprint Nextel Corp.*	8,800	43
Verizon Communications, Inc.	1,200	37

		241

Transportation (1.1%)
WABCO Holdings, Inc.	3,200	57

Utilities (5.5%)
Dominion Resources, Inc.	1,200	40
FPL Group, Inc.	600	34
MDU Resources Group, Inc.	900	17
New Jersey Resources Corp.	1,400	52
Northwest Natural Gas Co.	1,200	53
PPL Corp.	1,400	46
Unisource Energy Corp.	2,000	53

		295

Total Common Stocks		6,968

Short-Term Investment (0.3%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.050%, 07/01/09(a)	16,882	17

Total Short-Term Investment		17

Total Investments —130.8%
Total Long Positions (Cost $6,880)(b)		6,985

Other assets in excess of liabilities — 0.5%		25

Short Positions (see summary below) — (31.3)%		(1,670)

Net Assets — 100.0%		$5,340

Short Positions ((31.3)%)
Common Stocks Sold Short ((31.3)%)
Consumer Discretionary ((8.4)%)
99 Cents Only Stores*	(2,000)	(27)
Haverty Furniture Cos., Inc.	(19,500)	(179)
K-Swiss, Inc., Cl A	(5,100)	(43)
K12, Inc.*	(1,100)	(24)
O’Reilly Automotive, Inc.*	(1,500)	(57)
Princeton Review, Inc. (The)*	(5,000)	(27)
Skechers U.S.A., Inc., Cl A*	(9,200)	(90)

		(447)

Consumer Staples ((1.8)%)
Diamond Foods, Inc.	(1,200)	(33)
Ralcorp Holdings, Inc.*	(1,000)	(61)

		(94)

Financials ((4.7)%)
Comerica, Inc.	(1,300)	(27)
Duff & Phelps Corp., Cl A	(2,900)	(51)
Hilltop Holdings, Inc.*	(4,000)	(47)
JMP Group, Inc.	(3,500)	(27)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Odyssey Re Holdings Corp.	(300)	(12)
Piper Jaffray Cos., Inc.*	(1,000)	(44)
Stifel Financial Corp.*	(600)	(29)
Whitney Holding Corp.	(1,700)	(16)

		(253)

Industrials ((4.8)%)
Briggs & Stratton Corp.	(1,900)	(25)
Cavco Industries, Inc.*	(1,100)	(28)
FormFactor, Inc.*	(2,500)	(43)
FreightCar America, Inc.	(2,000)	(34)
Old Dominion Freight Line, Inc.*	(800)	(27)
Stanley, Inc.*	(800)	(26)
Toll Brothers, Inc.*	(2,800)	(47)
Triumph Group, Inc.	(600)	(24)

		(254)

Information Technology ((8.4)%)
3PAR, Inc.*	(10,900)	(136)
Cohu, Inc.	(2,800)	(25)
DealerTrack Holdings, Inc.*	(3,600)	(61)
Digi International, Inc.*	(3,000)	(29)
Electro Scientific Industries, Inc.*	(2,200)	(25)
IXYS Corp.	(2,600)	(26)
ManTech International Corp., Cl A*	(600)	(26)
ShoreTel, Inc.*	(3,300)	(27)
Tier Technologies, Inc., Cl B*	(8,500)	(65)
ViaSat, Inc.*	(1,200)	(31)

		(451)

Telecommunications Services ((0.5)%)
Shenandoah Telecommunications Co.	(1,400)	(29)

Utilities ((2.7)%)
American States Water Co.	(400)	(14)
FirstEnergy Corp.	(700)	(27)
Middlesex Water Co.	(3,200)	(46)
Pennichuck Corp.	(2,400)	(55)

		(142)

Total Common Stocks Sold Short		(1,670)

Total Investment Securities Sold Short (Proceeds $1,675)		(1,670)

*	Non-income producing security.

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Aggressive Growth Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (96.0%)(a)
RidgeWorth Aggressive Growth Stock Fund	66,069	630
RidgeWorth International 130/30 Fund	39,711	221
RidgeWorth International Equity Index Fund	194,963	2,127
RidgeWorth Large Cap Core Equity Fund	373,313	3,868
RidgeWorth Large Cap Growth Stock Fund	301,905	2,240
RidgeWorth Large Cap Quantitative Equity Fund	253,040	2,055
RidgeWorth Large Cap Value Equity Fund	443,278	4,060
RidgeWorth Mid-Cap Core Equity Fund	102,898	756
RidgeWorth Mid-Cap Value Equity Fund	78,627	601
RidgeWorth Real Estate 130/30 Fund	33,704	163
RidgeWorth Select Large Cap Growth Stock Fund	97,811	2,172
RidgeWorth Small Cap Growth Stock Fund	80,852	818
RidgeWorth Small Cap Value Equity Fund	84,220	728
RidgeWorth U.S. Equity 130/30 Fund	33,509	223

Total Equity Funds		20,662

Exchange Traded Funds (2.0%)
iShares MSCI Emerging Markets Index Fund	10,395	335
iShares S&P 500 Index Fund	1,083	100

Total Exchange Traded Funds		435

Money Market Fund (1.7%)(a)
Ridgeworth Institutional Cash Management Money Market	366,274	366

Total Money Market Fund		366

Total Investments (Cost $25,666)(b) — 99.7%		21,463
Other assets in excess of liabilities — 0.3%		65

Net Assets — 100.0%		$21,528

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Conservative Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (29.2%)(a)
RidgeWorth Aggressive Growth Stock Fund	9,546	91
RidgeWorth International Equity 130/30 Fund	6,679	37
RidgeWorth International Equity Index Fund	27,850	304
RidgeWorth Large Cap Core Equity Fund	54,144	561
RidgeWorth Large Cap Growth Stock Fund	43,036	319
RidgeWorth Large Cap Quantitative Equity Fund	36,206	294
RidgeWorth Large Cap Value Equity Fund	64,122	587
RidgeWorth Mid-Cap Core Equity Fund	14,467	106
RidgeWorth Mid-Cap Value Equity Fund	11,655	89
RidgeWorth Real Estate 130/30 Fund	5,719	28
RidgeWorth Select Large Cap Growth Stock Fund	14,001	311
RidgeWorth Small Cap Growth Stock Fund	11,855	120
RidgeWorth Small Cap Value Equity Fund	12,413	107
RidgeWorth U.S. Equity 130/30 Fund	5,636	37

Total Equity Funds		2,991

Fixed Income Funds (66.1%)(a)
RidgeWorth Intermediate Bond Fund	9,718	101
RidgeWorth Seix Floating Rate High Income Fund	44,509	364
RidgeWorth Seix High Yield Fund	53,535	452
RidgeWorth Total Return Bond Fund	508,534	5,304
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	54,039	546

Total Fixed Income Funds		6,767

Exchange Traded Funds (3.5%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	700	71
iShares MSCI Emerging Markets Index Fund	1,575	51
iShares S&P 500 Index Fund	2,597	240

Total Exchange Traded Funds		362

Money Market Fund (1.5%)(a)
Ridgeworth Institutional Cash Management Money Market	153,451	153

Total Money Market Fund		153

Total Investments (Cost $10,199)(b) — 100.3%		10,273
Liabilities in excess of other assets — (0.3)%		(27)

Net Assets — 100.0%		$10,246

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Growth and Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (73.3%)(a)
RidgeWorth Aggressive Growth Stock Fund	137,112	1,307
RidgeWorth International Equity 130/30 Fund	81,227	452
RidgeWorth International Equity Index Fund	406,745	4,437
RidgeWorth Large Cap Core Equity Fund	788,838	8,172
RidgeWorth Large Cap Growth Stock Fund	628,784	4,665
RidgeWorth Large Cap Quantitative Equity Fund	535,303	4,347
RidgeWorth Large Cap Value Equity Fund	937,182	8,586
RidgeWorth Mid-Cap Core Equity Fund	213,156	1,567
RidgeWorth Mid-Cap Value Equity Fund	164,381	1,257
RidgeWorth Real Estate 130/30 Fund	69,654	337
RidgeWorth Select Large Cap Growth Stock Fund	202,518	4,498
RidgeWorth Small Cap Growth Stock Fund	169,786	1,718
RidgeWorth Small Cap Value Equity Fund	175,836	1,519
RidgeWorth U.S. Equity 130/30 Fund	68,541	456

Total Equity Funds		43,318

Fixed Income Funds (24.1%)(a)
RidgeWorth Intermediate Bond Fund	20,505	212
RidgeWorth Seix Floating Rate High Income Fund	93,985	768
RidgeWorth Seix High Yield Fund	117,538	992
RidgeWorth Total Return Bond Fund	1,067,120	11,130
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	113,143	1,143

Total Fixed Income Funds		14,245

Exchange Traded Funds (1.4%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,400	142
iShares MSCI Emerging Markets Index Fund	21,156	682

Total Exchange Traded Funds		824

Money Market Fund (1.3%)(a)
Ridgeworth Institutional Cash Management Money Market	755,750	756

Total Money Market Fund		756

Total Investments (Cost $66,177)(b) — 100.1%		59,143
Liabilities in excess of other assets — (0.1)%		(70)

Net Assets — 100.0%		$59,073

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Moderate Growth Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (52.8%)(a)
RidgeWorth Aggressive Growth Stock Fund	232,614	2,217
RidgeWorth International Equity 130/30 Fund	144,404	803
RidgeWorth International Equity Index Fund	689,599	7,522
RidgeWorth Large Cap Core Equity Fund	1,337,513	13,857
RidgeWorth Large Cap Growth Stock Fund	1,072,108	7,955
RidgeWorth Large Cap Quantitative Equity Fund	895,919	7,275
RidgeWorth Large Cap Value Equity Fund	1,583,699	14,508
RidgeWorth Mid-Cap Core Equity Fund	366,109	2,691
RidgeWorth Mid-Cap Value Equity Fund	279,871	2,141
RidgeWorth Real Estate 130/30 Fund	122,559	593
RidgeWorth Select Large Cap Growth Stock Fund	346,638	7,699
RidgeWorth Small Cap Growth Stock Fund	290,472	2,940
RidgeWorth Small Cap Value Equity Fund	301,448	2,604
RidgeWorth U.S. Equity 130/30 Fund	121,850	810

Total Equity Funds		73,615

Fixed Income Funds (44.5%)(a)
RidgeWorth Intermediate Bond Fund	92,323	958
RidgeWorth Seix Floating Rate High Income Fund	425,979	3,480
RidgeWorth Seix High Yield Fund	515,528	4,351
RidgeWorth Total Return Bond Fund	4,625,570	48,245
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	506,351	5,114

Total Fixed Income Funds		62,148

Exchange Traded Funds (2.3%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	6,300	640
iShares MSCI Emerging Markets Index Fund	35,922	1,158
iShares S&P 500 Index Fund	15,330	1,414

Total Exchange Traded Funds		3,212

Money Market Fund (0.3%)(a)
Ridgeworth Institutional Cash Management Money Market	428,346	428

Total Money Market Fund		428

Total Investments (Cost $151,162)(b) — 99.9%		139,403
Other assets in excess of liabilities — 0.1%		207

Net Assets — 100.0%		$139,610

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loan (0.4%)
Diversified Financial Services (0.4%)
East Valley Tourist Development Authority, 7.819%, 08/06/14(a)(b)	1,100	660

Total Bank Loan		660

Corporate Bonds (94.5%)
Aerospace/Defense (0.6%)
Boeing Co. (The), 5.125%, 02/15/13	771	820

Banks (3.6%)
Bank of New York Mellon, 4.300%, 05/15/14	760	772
Bank of New York Mellon, Ser G, MTN, 4.950%, 11/01/12	1,294	1,368
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13(c)	603	614
Northern Trust Corp., 4.625%, 05/01/14(c)	2,500	2,569

		5,323

Beverages (3.1%)
Anheuser-Busch InBev NV, 8.200%, 01/15/39(d)	1,277	1,422
Diageo Capital PLC, 5.200%, 01/30/13	779	810
PepsiCo, Inc., 7.900%, 11/01/18	1,091	1,328
SABMiller PLC, 6.200%, 07/01/11(d)	1,012	1,067

		4,627

Building Materials (0.8%)
Lafarge SA, 6.150%, 07/15/11	804	813
Lafarge SA, 7.125%, 07/15/36	554	427
Martin Marietta Materials, Inc., 6.250%, 05/01/37	31	23

		1,263

Chemicals (1.7%)
Potash Corp. of Saskatchewan, Inc., 5.250%, 05/15/14	1,986	2,050
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	528	499

		2,549

Commercial Services (1.9%)
ERAC USA Finance Co., 5.800%, 10/15/12(d)	405	379
Veolia Environnement, 6.000%, 06/01/18	503	512
Xerox Corp., 5.500%, 05/15/12	699	697
Xerox Corp., 6.350%, 05/15/18	1,454	1,298

		2,886

Computers (0.2%)
Hewlett-Packard Co., 4.500%, 03/01/13	61	63
Hewlett-Packard Co., 6.125%, 03/01/14	233	257

		320

Consumer Staples (2.1%)
Kellogg Co., 4.250%, 03/06/13	741	763
Kimberly-Clark Corp., 7.500%, 11/01/18	314	378
Kraft Foods, Inc., 6.125%, 08/23/18	1,015	1,051
Kroger Co. (The), 7.500%, 01/15/14	646	723
Walgreen Co., 4.875%, 08/01/13	205	217

		3,132

Diversified Financial Services (21.0%)
BP Capital Markets PLC, 5.250%, 11/07/13	2,310	2,479
CME Group, Inc., 5.400%, 08/01/13	1,108	1,164
CME Group, Inc., 5.750%, 02/15/14	1,545	1,648
Credit Suisse (USA), Inc., 6.125%, 11/15/11	704	754
Credit Suisse (USA), Inc., 6.500%, 01/15/12	1,012	1,092
Fund American Cos., Inc., 5.875%, 05/15/13	788	742
Goldman Sachs Group, Inc., 6.150%, 04/01/18	2,166	2,109
Goldman Sachs Group, Inc., 7.500%, 02/15/19	1,427	1,528
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	497	519
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	198	150
International Lease Finance Corp., Ser R, 5.625%, 09/20/13(c)	2,259	1,707
Jefferies Group, Inc., 5.875%, 06/08/14	1,208	1,118
Jefferies Group, Inc., 8.500%, 07/15/19	2,197	2,179
Lazard Group LLC, 7.125%, 05/15/15(c)	962	884
Lazard Group LLC, 6.850%, 06/15/17	920	845
Morgan Stanley, 7.300%, 05/13/19	1,450	1,503
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18(c)	2,063	2,057
NYSE Euronext, 4.800%, 06/28/13	1,319	1,365
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	758	763
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28(c)	2,563	2,446
TIAA Global Markets, 5.125%, 10/10/12(d)	482	504
Woodside Finance Ltd., 8.750%, 03/01/19(c)(d)	3,481	3,820

		31,376

Diversified Minerals (0.9%)
BHP Billiton Finance USA Ltd., 6.500%, 04/01/19(c)	1,237	1,374

Diversified Operations (1.3%)
Bunge Ltd. Finance Co., 8.500%, 06/15/19	663	693
Illinois Tool Works, Inc., 6.250%, 04/01/19(d)	1,211	1,315

		2,008

Electric (8.3%)
Alabama Power Co., 5.800%, 11/15/13	121	131
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	403	470
E.ON International Finance B.V., 5.800%, 04/30/18(d)	2,983	3,104
Enel Finance International, 6.800%, 09/15/37(d)	709	735
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Exelon Generation Co. LLC, 6.200%, 10/01/17(c)	1,867	1,858
Georgia Power Co., 6.000%, 11/01/13	441	481
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	742	734
Nevada Power Co., Ser L, 5.875%, 01/15/15	107	110
Nevada Power Co., Ser R, 6.750%, 07/01/37	630	649
Pacific Gas & Electric Co., 8.250%, 10/15/18	61	74
Pacific Gas & Electric Co., 6.050%, 03/01/34	996	1,033
Public Service Colorado, Ser 17, 6.250%, 09/01/37	723	793
Southern California Edison Co., 5.750%, 03/15/14	1,005	1,090
Virginia Electric & Power Co., 8.875%, 11/15/38	799	1,071
Wisconsin Power & Light Co., 6.375%, 08/15/37	72	67

		12,400

Health Care (3.0%)
Beckman Coulter, Inc., 6.000%, 06/01/15	902	945
Hospira, Inc., Ser G, MTN, 6.400%, 05/15/15	1,486	1,564
Pfizer, Inc., 6.200%, 03/15/19	1,728	1,890

		4,399

Insurance (3.1%)
Allstate Corp., 7.450%, 05/16/19	2,355	2,548
Berkshire Hathaway, Inc., 4.600%, 05/15/13(c)	1,299	1,347
MetLife, Inc., Ser A, 6.817%, 08/15/18	690	695

		4,590

Materials (0.5%)
Nucor Corp., 5.850%, 06/01/18(c)	782	811

Media (4.3%)
News America Holdings, Inc., 9.250%, 02/01/13	600	684
News America Holdings, Inc., 6.200%, 12/15/34	341	291
Thomson Reuters Corp., 5.950%, 07/15/13	24	25
Time Warner Cable, Inc., 8.250%, 02/14/14(c)	1,377	1,543
Time Warner Cable, Inc., 5.850%, 05/01/17	2,926	2,922
Time Warner, Inc., 6.500%, 11/15/36	685	600
Viacom, Inc., 6.125%, 10/05/17	298	290

		6,355

Metals (2.3%)
ArcelorMittal, 6.125%, 06/01/18	1,439	1,259
ArcelorMittal, 9.850%, 06/01/19	1,338	1,444
Barrick Gold Corp., 6.950%, 04/01/19	630	706

		3,409

Miscellaneous Manufacturer (3.6%)
General Electric Co., 5.000%, 02/01/13(c)	2,835	2,950
General Electric Co., 5.250%, 12/06/17	632	621
Siemens Financierings NV, 6.125%, 08/17/26(d)	720	732
Wesfarmers Ltd., 6.998%, 04/10/13(d)	1,013	1,065

		5,368

Oil & Gas (7.9%)
Anadarko Petroleum Corp., 5.750%, 06/15/14	792	805
Apache Corp., 6.000%, 01/15/37	431	456
Cameron International Corp., 6.375%, 07/15/18	367	339
Halliburton Co., 6.150%, 09/15/19	1,254	1,357
Praxair, Inc., 4.625%, 03/30/15	1,000	1,033
Shell International Finance BV, 6.375%, 12/15/38	899	979
Smith International, Inc., 9.750%, 03/15/19	3,049	3,522
Transocean, Inc., 6.000%, 03/15/18	457	475
Transocean, Inc., 6.800%, 03/15/38	769	823
Weatherford International Ltd., 9.625%, 03/01/19	1,377	1,620
Weatherford International Ltd., 6.500%, 08/01/36	378	342

		11,751

Pharmaceuticals (7.5%)
AstraZeneca PLC, 6.450%, 09/15/37	800	887
Covidien International Finance SA, 6.000%, 10/15/17	129	137
Express Scripts, Inc., 5.250%, 06/15/12	3,705	3,828
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,055	1,117
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,035	1,059
Roche Holdings, Inc., 7.000%, 03/01/39(c)(d)	2,662	3,086
Schering-Plough Corp., 6.550%, 09/15/37	608	652
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36(c)	445	459

		11,225

Pipelines (5.4%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,150	1,226
El Paso Natural Gas, 5.950%, 04/15/17	275	265
Energy Transfer Partners, 9.000%, 04/15/19	1,351	1,543
Energy Transfer Partners, 7.500%, 07/01/38	612	643
Rockies Express Pipeline LLC, 6.850%, 07/15/18(d)	107	113
Southern Natural Gas Co., 5.900%, 04/01/17(d)	39	38
Trans-Canada Pipelines, 6.200%, 10/15/37	163	167
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Trans-Canada Pipelines, 7.625%, 01/15/39	2,664	3,109
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	65	65
Williams Cos., Inc., 8.750%, 01/15/20(d)	805	839

		8,008

Retail (1.0%)
Tesco PLC, 5.500%, 11/15/17(d)	359	366
Tesco PLC, 6.150%, 11/15/37(d)	484	489
Wal-Mart Stores, Inc., 6.500%, 08/15/37	572	639

		1,494

Software (1.1%)
Intuit, Inc., 5.750%, 03/15/17	19	18
Oracle Corp., 5.750%, 04/15/18	1,566	1,652

		1,670

Telecommunication Services (8.7%)
AT&T, Inc., 4.950%, 01/15/13	1,020	1,061
AT&T, Inc., 5.100%, 09/15/14(c)	1,628	1,691
AT&T, Inc., 6.450%, 06/15/34(c)	473	466
Cisco Systems, Inc., 5.500%, 02/22/16(c)	1,863	1,974
Comcast Corp., 6.450%, 03/15/37	522	514
Rogers Wireless, Inc., 7.500%, 03/15/15	343	373
Verizon Communications, Inc., 5.250%, 04/15/13(c)	923	969
Verizon Communications, Inc., 5.550%, 02/15/16	1,605	1,661
Verizon Communications, Inc., 8.950%, 03/01/39	1,171	1,479
Verizon Wireless Capital LLC, 5.550%, 02/01/14(c)(d)	1,626	1,726
Vodafone Group PLC, 5.500%, 06/15/11(c)	1,028	1,082

		12,996

Transportation (0.6%)
Paccar, Inc., 6.375%, 02/15/12	823	890
Union Pacific Corp., 7.875%, 01/15/19	25	29

		919

Total Corporate Bonds		141,073

Short-Term Investments (17.6%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.050%, 07/01/09(a)	1,817	1,817
RidgeWorth Funds Securities Lending Joint Account(e)(f)	24,435	24,435

Total Short-Term Investments		26,252

Money Market Fund (2.6%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	3,862,395	3,862

Total Money Market Fund		3,862

Total Investments (Cost $165,206)(g) — 115.1%		171,847
Liabilities in excess of other assets — (15.1)%		(22,552)

Net Assets — 100.0%		$149,295

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets (%)

East Valley Tourist Development Authority	08/06/07	1,089	1,100	660	0.44

(c)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $23,474.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 13.9% of net assets as of June 30, 2009.

(e)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in Notes to Schedules of Portfolio Investments).

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (97.9%)
Georgia (94.9%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,718
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC	1,000	1,025
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 5.000%, 06/15/39, Callable 06/15/19 @ 100	2,915	2,871
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32, Callable 05/15/19 @ 100	1,500	1,534
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000	3,166
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000	4,165
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, FSA	10,500	10,268
Atlanta Airport Project, Ser A, RB, AMT, 5.375%, 01/01/19, Callable 07/01/14 @ 100, FSA	5,000	5,016
Atlanta Airport Project, Ser B, RB, AMT, 6.000%, 01/01/18, Callable 01/01/10 @ 101, FGIC	2,150	2,165
Augusta Water & Sewer Authority, RB, 5.000%, 10/01/30, Callable 10/01/17 @ 101, FSA	1,750	1,777
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, FSA	2,000	2,019
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, FSA	4,500	4,530
Bartow County, GO, 4.500%, 08/01/13, MBIA	3,000	3,210
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, MBIA	1,000	1,108
Burke County Development Authority, Pollution Control, Georgia Power Co., Plant Vogtle Project, RB, 3.750%, 10/01/32	1,500	1,501
Burke County Development Authority, Pollution Control, Georgia Power Co., Plant Vogtle Project, RB, 5.050%, 11/01/48	1,000	1,047
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,000	1,035
Carrollton Payroll Development Authority, UWG Campus Center, RB, 5.250%, 08/01/27, Callable 08/01/14 @ 100, MBIA	1,000	1,026
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA	1,885	1,959
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, AMT, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC	1,000	890
Cherokee County Georgia School System, Ser A, GO, 5.000%, 08/01/23, Callable 08/01/19 @ 100, State Aid Withholding	750	813
Cobb County Development Authority, Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	1,285	1,293
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, AMT, 5.000%, 04/01/33, Callable 04/01/16 @ 101	1,000	839
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, MBIA	940	977
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Callable 07/01/15 @ 100, MBIA	1,000	1,102
De Kalb County Water & Sewer, Ser B, RB, 5.250%, 10/01/32, Callable 10/01/26 @ 100, FSA	10,500	11,331
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/10/10 @ 100, AMBAC	1,055	1,143
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000	1,052
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,173
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, MBIA	3,000	3,162
Forsyth County Water & Sewer Authority, RB, 5.000%, 04/01/28, Callable 04/01/13 @ 100	1,700	1,738
Forsyth County, Ser A, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825	7,344
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, AMT, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC	1,310	1,310
Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,000	996
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, MBIA	2,370	2,374
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, MBIA	3,375	3,466
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, MBIA	1,000	987
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, FGIC	2,000	2,047
Fulton County Water & Sewer, RB, 5.000%, 01/01/30, Callable 01/01/14 @ 100, FGIC	2,425	2,428
Fulton County Water & Sewer, RB, 5.250%, 01/01/35, Callable 01/01/14 @ 100, FGIC	2,400	2,401
Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 01/01/10 @ 100, ETM	1,900	2,370
Georgia State Finance & Investment Commission, Ser D, GO, 5.000%, 05/01/26, Callable 05/01/19 @ 100	3,000	3,234
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065	1,073
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, MBIA, ETM	1,065	1,139
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/18, Callable 06/01/16 @ 100, MBIA	2,650	2,913
Georgia State Road & Tollway Authority, Federal Highway Reimbursement, Ser A, RB, 5.000%, 06/01/20, Callable 06/01/18 @ 100, FSA	1,130	1,216
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800	1,769
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000	1,911
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, MBIA	2,910	3,302
Gwinnett County School District, GO, 5.000%, 02/01/26, Callable 02/01/18 @ 100	3,500	3,744
Gwinnett County School District, GO, 5.000%, 02/01/32, Callable 02/01/18 @ 100	2,000	2,072
Gwinnett County School District, GO, 5.000%, 02/01/36, Callable 02/01/18 @ 100	1,290	1,324
Henry County Water & Sewer Authority, RB, 6.150%, 02/01/20, AMBAC	2,100	2,354
Lincoln County School District, GO, 5.500%, 04/01/37, Callable 04/01/19 @ 100, State Aid Withholding	1,000	1,044
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,415	3,681
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,826
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Callable 01/01/13 @ 100, MBIA	1,435	1,450
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Callable 01/01/13 @ 100, MBIA	2,220	2,241
Oconee County Industrial Development Authority, OIIT Project, RB, 5.250%, 07/01/23, Callable 07/01/13 @ 100, XLCA	1,295	1,310
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/29, Callable 09/01/19 @ 100	3,000	3,121
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/32, Callable 09/01/19 @ 100	4,500	4,608
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/35, Callable 09/01/19 @ 100	1,000	1,014
Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.000%, 09/01/38, Callable 09/01/18 @ 100	10,425	10,501
Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, MBIA	2,000	2,013
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	1,974

		165,210

Puerto Rico (3.0%)
Puerto Rico Electric Power Authority, Ser SS, RB, 5.000%, 07/01/24, Callable 07/01/15 @ 100, MBIA	1,000	937
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/09 @ 100	2,300	2,271
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/09 @ 100	2,000	1,949

		5,157

Total Municipal Bonds		170,367

Money Market Funds (3.0%)
Federated Tax-Free Obligations Fund	4,792,375	4,792
SEI Tax Exempt Trust, Institutional Tax Free Fund	522,052	522

Total Money Market Funds		5,314

Total Investments (Cost $175,104)(a) — 100.9%		175,681
Liabilities in excess of other assets — (0.9)%		(1,612)

Net Assets — 100.0%		$174,069

(a)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

RAN	Revenue Anticipation Note

RB	Revenue Bond

XLCA	Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (92.8%)
Alaska (2.9%)
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, Assured Guaranty	2,000	2,175

California (6.6%)
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	2,000	2,095
California State, GO, 7.550%, 04/01/39	1,000	914
San Diego Public Facilities Financing Authority Sewer, Ser B, RB, 5.250%, 05/15/34, Callable 05/15/19 @ 100	2,000	1,970

		4,979

District of Columbia (4.2%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	2,000	2,125
District of Columbia, Income Tax, Ser B, RB, 5.250%, 12/01/29, Callable 12/01/19 @ 100	1,000	1,046

		3,171

Florida (11.0%)
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, FSA	2,725	2,884
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, MBIA	1,000	1,090
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, FGIC	1,000	1,050
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	1,000	1,087
Pensacola Airport Authority, Ser A, RB, AMT, 6.250%, 10/01/09, MBIA	505	510
Pensacola Airport Authority, Ser A, RB, AMT, 6.000%, 10/01/12, Callable 10/01/09 @ 101, MBIA	1,075	1,098
Tampa Guaranteed Entitlement Authority, RB, 6.000%, 10/01/18, AMBAC	500	579

		8,298

Idaho (3.5%)
Idaho Health Facilities Authority, Ser A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500	2,616

Illinois (20.4%)
Chicago Housing Authority, Capital Program, RB, 5.000%, 07/01/23, Callable 07/01/16 @ 100, FSA	5,000	5,028
Chicago Transit Authority Capital Grant Receipts, RB, 5.250%, 06/01/25, Callable 06/01/18 @ 100, Assured Guaranty	2,000	2,092
Grundy, Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/20, Callable 10/15/18 @ 100, Assured Guaranty	3,500	3,967
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	3,000	3,220
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	1,000	1,053

		15,360

Kansas (2.0%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	1,500	1,483

Maine (3.5%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Callable 07/01/19 @ 100	2,500	2,661

Massachusetts (4.5%)
Massachusetts State, Ser B, GO, 5.250%, 08/01/21, IBC/MBIA-RE	3,000	3,404

New Jersey (10.7%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	1,000	1,024
New Jersey Sports & Exposition Authority, Ser B, RB, 5.000%, 09/01/16	3,485	3,805
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	3,000	3,208

		8,037

South Carolina (2.7%)
South Carolina Jobs-Economic Development Hospital Authority, Anmed Health, Ser B, RB, 5.500%, 02/01/38, Continuously Callable 02/01/19 @ 100, Assured Guaranty	1,000	986
South Carolina State Public Service Authority, Ser B, RB, 5.250%, 01/01/39, Continuously Callable 01/01/19 @ 100	1,000	1,026

		2,012

Texas (18.4%)
Austin Texas Water & Wastewater System, Ser A, RB, 5.000%, 11/15/27, Callable 11/15/19 @ 100	1,965	2,021
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	4,000	4,493
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000	1,071
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
North Fort Bend Water System Authority, RB, 5.250%, 12/15/34, Continuously Callable 12/15/19 @ 100, Assured Guaranty	2,000	1,975
Plano Independent School District, Ser A, GO, 5.000%, 02/15/28, Callable 02/15/18 @ 100	1,875	1,941
University of Houston, RB, 5.000%, 02/15/21, Callable 02/15/19 @ 100	2,165	2,319

		13,820

Washington (2.4%)
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, Callable 04/01/19 @ 100, BHAC	1,635	1,760

Total Municipal Bonds		69,776

Money Market Funds (7.6%)
Federated Tax-Free Obligations Fund	5,017,307	5,017
SEI Tax Exempt Trust, Institutional Tax Free Fund	694,887	695

Total Money Market Funds		5,712

Total Investments (Cost $73,785)(a) — 100.4%		75,488
Liabilities in excess of other assets — (0.4)%		(291)

Net Assets — 100.0%		$75,197

(a)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	Certificate of Participation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

IBC	Insurance Bond Certificate

MBIA	Security guaranteed by Municipal Bond Insurance Association

MBIA-RE	Reinsurance provided by MBIA

PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (6.9%)
Auto Manufacturers (1.0%)
Ford Motor Co., 3.590%, 12/15/13(a)(b)	747	542

Consumer Discretionary (0.2%)
Toys “R”Us, Inc., 4.565%, 07/16/12(a)(b)	125	115

Diversified Financial Services (1.6%)
East Valley Tourist Development Authority, 7.819%, 08/06/14(a)(c)	1,400	840

Electric (0.8%)
NRG Energy, Inc., 1.259%, 02/01/13(a)(b)	165	155
NRG Energy, Inc., 2.720%, 02/01/13(a)(b)	308	289

		444

Health Care (1.4%)
Talecris Biotherapeutics, Inc., 4.423%, 12/06/13(a)(b)	796	720

Telecommunications Services (1.9%)
Wind Acquisition Holdings, 8.357%, 12/07/11(a)(b)	972	974

Total Bank Loans		3,635

Corporate Bonds (84.3%)
Advertising (0.2%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	100	92

Aerospace/Defense (0.4%)
Hawker Beechcraft Acquisition Co., 9.750%, 04/01/17, Callable 04/01/12 @ 104.88	500	210

Beverages (1.8%)
Cott Beverages, Inc., 8.000%, 12/15/11, Callable 12/15/09 @ 100	1,005	935

Building (2.0%)
Centex Corp., 6.500%, 05/01/16	245	222
D.R. Horton, Inc., 5.250%, 02/15/15	135	112
D.R. Horton, Inc., 6.500%, 04/15/16	115	98
Owens Corning, Inc., 9.000%, 06/15/19	195	189
Pulte Homes, Inc., 5.250%, 01/15/14	65	56
Ryland Group, Inc. (The), 8.400%, 05/15/17	200	192
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/09 @ 103.63(b)	225	204

		1,073

Chemicals (3.0%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	700	728
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25(b)	2,000	670
Nalco Co., 8.250%, 05/15/17(b)	150	151

		1,549

Commercial Services (2.7%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/10 @ 103.3	675	577
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(c)	155	41
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	140	136
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100(d)	135	131
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)(d)	555	533

		1,418

Computers (0.1%)
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	35	36

Consumer Staples (1.3%)
Smithfield Foods, Inc., 10.000%, 07/15/14(b)	670	662

Diversified Financial Services (10.5%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	290	219
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12(d)	205	121
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	110	59
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	800	433
Bank of America Corp., Ser K, 8.000%(e)	800	668
CIT Group, Inc., 5.800%, 07/28/11(d)	170	127
CIT Group, Inc., 5.400%, 02/13/12	185	126
CIT Group, Inc., 5.400%, 01/30/16	185	104
CIT Group, Inc., 12.000%, 12/18/18(b)	80	38
CIT Group, Inc., MTN, 4.750%, 12/15/10	280	220
CIT Group, Inc., MTN, 5.125%, 09/30/14	210	124
CIT Group, Inc., MTN, 5.000%, 02/01/15	110	65
CIT Group, Inc., Ser A, MTN, 7.625%, 11/30/12	55	38
CIT Group, Inc., Ser A, MTN, 5.650%, 02/13/17	65	37
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	560	437
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	1,600	1,476
Ford Motor Credit Co. LLC, 8.625%, 11/01/10	450	423
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	43	35
Ford Motor Credit Co. LLC, 8.000%, 12/15/16	590	451
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
HBOS PLC, MTN, 5.375%(b)(e)	165	80
Royal Bank of Scotland Group PLC, Ser U(b)(d)	500	202

		5,483

Diversified Minerals (5.0%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	325	234
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	1,105	1,061
Teck Cominco Ltd., 6.125%, 10/01/35	530	389
Teck Resources Ltd., 9.750%, 05/15/14(b)	315	326
Teck Resources Ltd., 10.250%, 05/15/16, Callable 05/15/13 @ 105.13(b)	40	42
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38(b)(d)	545	586

		2,638

Diversified Operations (1.9%)
Leucadia National Corp., 8.125%, 09/15/15	1,100	996

Electric (9.3%)
Belden, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	60	58
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)(d)	740	709
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(d)	1,205	880
Energy Future Holdings Corp., Ser P, 5.550%, 11/15/14	800	505
Energy Future Holdings Corp., Ser Q, 6.500%, 11/15/24	300	150
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	295	288
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	135	129
Mirant Americas Generation LLC, 8.300%, 05/01/11	600	598
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	110	104
NRG Energy, Inc., 7.375%, 01/15/17, Callable 01/15/12 @ 103.69	430	405
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(d)	841	811
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	211	206

		4,843

Entertainment (0.7%)
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94(b)	155	147
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	240	240

		387

Forest Products & Paper (1.2%)
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)	150	137
Verso Paper Holdings LLC, Ser B, 9.125%, 08/01/14, Callable 08/01/10 @ 104.56	184	85
Verso Paper Holdings LLC, Ser B, 11.375%, 08/01/16, Callable 08/01/11 @ 105.69	1,470	412

		634

Health Care (10.2%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	500	482
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16, Callable 03/01/11 @ 106.94	1,075	1,088
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(d)	425	417
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	620	611
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	200	196
Health Management Associates, Inc., 6.125%, 04/15/16	220	189
LifePoint Hospitals, Inc., 3.500%, 05/15/14	600	482
Tenet Healthcare Corp., 7.375%, 02/01/13	95	86
U.S. Oncology, Inc., 9.000%, 08/15/12, Callable 08/15/09 @ 102.25	145	148
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)	475	471
Universal Hospital Services, Inc., 4.635%, 06/01/15, Callable 06/01/10 @ 101(a)	1,025	825
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	360	339

		5,334

Insurance (1.3%)
American Financial Group, Inc., 9.875%, 06/15/19	75	75
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	226
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	75	52
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	75	47
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	425	270

		670

Lodging (2.3%)
Harrah’s Operating Co., Inc., 10.000%, 12/15/18, Callable 12/15/13 @ 105	425	244
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	410	388
MGM Mirage, Inc., 10.375%, 05/15/14(b)	270	280
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)(d)	260	276

		1,188

Machinery Diversified(1.9%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	870	809
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44(d)	200	200

		1,009

Media (3.6%)
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	1,010	1,041
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	420	378
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88(d)	130	118
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	200	181
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)(d)	150	143

		1,861

Miscellaneous Manufacturer (0.6%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	71
Koppers, Inc., 9.875%, 10/15/13, Callable 10/16/09 @ 103.29	239	235

		306

Oil & Gas (6.5%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(b)	115	108
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	275	262
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	205	188
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	77
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	290	257
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	130	108
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	280	259
Sabine Pass LNG LP, 7.500%, 11/30/16	1,065	860
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)(d)	1,000	910
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	400	355

		3,384

Packaging & Containers (0.5%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	155	151
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	55	56
Sealed Air Corp., 7.875%, 06/15/17, Callable 06/15/13 @ 103.94(b)	30	30

		237

Pipelines (2.7%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	160
Dynegy Holdings, Inc., 7.750%, 06/01/19	500	389
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25	1,190	890

		1,439

REIT (0.9%)
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	500	448

Retail (0.7%)
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	45	41
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	45	39
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14(d)	130	111
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	235	191

		382

Telecommunication Services (11.7%)
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	210	205
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	555	574
Frontier Communications Corp., 8.250%, 05/01/14	235	222
Hughes Network Systems LLC, 9.500%, 04/15/14, Callable 04/15/10 @ 104.75(b)	130	127
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13	950	912
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13(d)	250	237
Level 3 Financing, Inc., 5.474%, 02/15/15, Callable 12/15/09 @ 102(a)	270	184
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	1,205	916
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	350	329
Sprint Capital Corp., 7.625%, 01/30/11	360	356
Sprint Capital Corp., 8.375%, 03/15/12	100	98
Sprint Capital Corp., 6.900%, 05/01/19(d)	315	261
Sprint Capital Corp., 8.750%, 03/15/32	240	193
Telcordia Technologies, Inc., 4.881%, 07/15/12, Callable 07/15/09 @ 101(a)(b)	925	717
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75(d)	225	222
West Corp., 9.500%, 10/15/14, Callable 10/15/10 @ 104.75(d)	250	219
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	375	375

		6,147

Transportation (1.3%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	425	386
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	330	321

		707

Total Corporate Bonds		44,068

Convertible Corporate Bonds (4.8%)
Diversified Financial Services (1.9%)
AmeriCredit Corp., 0.750%, 09/15/11	1,285	978

Media (2.9%)
Sinclair Broadcast Group, Inc., 3.000%, 05/15/27, Callable 05/20/10 @ 100	1,800	1,521

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14	6	6

Total Convertible Corporate Bonds		2,505

Short-Term Investment (12.1%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	6,342	6,342

Total Short-Term Investment		6,342

Money Market Fund (5.0%)
RidgeWorth Institutional Cash Management Money Market Fund(g)	2,600,657	2,601

Total Money Market Fund		2,601

Total Investments (Cost $59,384)(h) — 113.1%		59,151
Liabilities in excess of other assets — (13.1)%		(6,846)

Net Assets — 100.0%		$52,305

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 34.6% of net assets as of June 30, 2009.

(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2009 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percent of
Description	Date	($)	($)	($)	Net Assets (%)

East Valley Tourist Development Authority	08/06/07	1,386	1,400	840	1.61
Local Insight Regatta Holdings, Inc.	11/14/07	155	155	41	0.08

(d)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $6,138.

(e)	Perpetual maturity.

(f)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedule of Portfolio Investments).

(g)	Affiliate investment.

(h)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

REIT Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

PIK	Payment in-kind
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.8%)
Automobiles ABS (0.4%)
USAA Auto Owner Trust, Ser 2006-4, Cl A4, 4.900%, 10/15/12	53	55
USAA Auto Owner Trust, Ser 2009-1, Cl A3, 3.020%, 06/17/13	5,113	5,175

		5,230

Home Equity ABS (0.1%)
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	1,265	929

Utility ABS (0.3%)
Atlantic City Electric Transition Funding LLC, Ser 2002-1, Cl A4, 5.550%, 10/20/21	1,591	1,648
Massachusetts RRB Special Purpose Trust, Ser 2005-1, Cl A4, 4.400%, 03/15/15	1,348	1,388

		3,036

Total Asset-Backed Securities		9,195

Collateralized Mortgage Obligations (3.2%)
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,218	1,244
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.613%, 02/15/34	1,082	1,116
CS First Boston Mortgage Securities Corp., Ser 2002-CP5, Cl A1, 4.174%, 12/15/35	6,049	6,016
First Union NB-Bank of America Commercial Mortgage Trust, Ser 2001-C1, Cl A2, 6.136%, 03/15/33	3,451	3,483
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	8,698	8,784
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	1,231	1,143
GMAC Commercial Mortgage Securities, Inc., Ser 2000-C1, Cl A2, 7.724%, 03/15/33	1,558	1,572
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	2,305	2,344
JPMorgan Chase Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,244	2,268
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.619%, 12/15/26	1,582	1,632
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A3, 4.830%, 11/15/27	4,162	4,005
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 6.980%, 03/15/30(a)	5,263	5,779

Total Collateralized Mortgage Obligations		39,386

Corporate Bonds (40.0%)
Advertising (0.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	70	65
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	105	106
Lamar Media Corp., 9.750%, 04/01/14(b)	210	217

		388

Aerospace/Defense (0.8%)
Boeing Co. (The), 5.125%, 02/15/13	300	319
General Dynamics Corp., 5.250%, 02/01/14	2,411	2,576
United Technologies Corp., 6.125%, 02/01/19(c)	6,521	7,218

		10,113

Apparel (0.0%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	75	74
Limited Brands, Inc., 8.500%, 06/15/19(b)(c)	225	215

		289

Auto Parts & Equipment (0.0%)
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	190	192

Banks (0.5%)
Bank of New York Mellon, Ser G, MTN, 4.950%, 11/01/12(c)	3,578	3,783
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13(c)	1,747	1,778
Northern Trust Corp., 4.625%, 05/01/14(c)	517	531

		6,092

Beverages (1.2%)
Anheuser-Busch InBev NV, 7.750%, 01/15/19(b)(c)	4,732	5,175
Constellation Brands, Inc., Ser B, 8.125%, 01/15/12, Callable 01/15/10 @ 100	220	220
Diageo Capital PLC, 5.200%, 01/30/13	1,579	1,642
PepsiCo, Inc., 7.900%, 11/01/18	3,328	4,049
SABMiller PLC, 6.200%, 07/01/11(b)	3,406	3,592

		14,678

Building (0.1%)
Centex Corp., 6.500%, 05/01/16	190	172
D.R. Horton, Inc., 6.500%, 04/15/16	190	163
Owens Corning, Inc., 9.000%, 06/15/19	130	126
Pulte Homes, Inc., 5.250%, 01/15/14	175	152
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Ryland Group, Inc. (The), 8.400%, 05/15/17	155	149

		762

Building Materials (0.4%)
Lafarge SA, 6.150%, 07/15/11(c)	1,923	1,944
Lafarge SA, 6.500%, 07/15/16	3,471	3,191

		5,135

Chemicals (0.4%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	520	541
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	110	109
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	3,433	3,610
Huntsman International LLC, 11.625%, 10/15/10, Callable 10/15/09 @ 100	150	154
Nalco Co., 8.250%, 05/15/17(b)	110	110

		4,524

Coal (0.0%)
Peabody Energy Corp., 7.375%, 11/01/16	165	156

Commercial Services (1.0%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	2,473	2,314
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,902	1,731
Iron Mountain, Inc., 8.625%, 04/01/13, Callable 08/24/09 @ 100	165	165
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	90	88
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100(c)	130	126
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	165	158
Veolia Environnement, 6.000%, 06/01/18(c)	3,075	3,134
Xerox Corp., 5.500%, 05/15/12	1,812	1,807
Xerox Corp., 6.350%, 05/15/18	3,121	2,786

		12,309

Computers (1.0%)
Hewlett-Packard Co., 4.500%, 03/01/13	1,473	1,531
IBM Corp., 7.625%, 10/15/18	8,549	10,219
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	25	26

		11,776

Consumer Staples (1.6%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/09 @ 101.44	200	202
Kellogg Co., 4.250%, 03/06/13	2,584	2,660
Kimberly-Clark Corp., 7.500%, 11/01/18	1,406	1,692
Kraft Foods, Inc., 6.125%, 08/23/18	3,226	3,341
Kroger Co. (The), 7.500%, 01/15/14	2,132	2,386
Procter & Gamble Co., 4.600%, 01/15/14	5,447	5,728
Smithfield Foods, Inc., 10.000%, 07/15/14(b)	150	148
Smithfield Foods, Inc., 7.750%, 07/01/17	20	14
Smithfield Foods, Inc., Ser B, 7.750%, 05/15/13	290	238
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	310	298
SUPERVALU, Inc., 8.000%, 05/01/16(c)	205	199
Tyson Foods, Inc., 10.500%, 03/01/14(b)(c)	150	163
Walgreen Co., 4.875%, 08/01/13	2,671	2,834

		19,903

Diversified Financial Services (8.2%)
ABX Financing Co., 5.750%, 10/15/16(b)	1,760	1,798
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	195	148
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	145	96
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12(c)	155	91
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	135	73
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	400	217
Bank of America Corp., Ser K, 8.000%(c)(d)	500	418
BP Capital Markets PLC, 5.250%, 11/07/13	8,032	8,621
CIT Group, Inc., 5.800%, 07/28/11(c)	125	94
CIT Group, Inc., 5.400%, 02/13/12(c)	170	116
CIT Group, Inc., 5.400%, 01/30/16	135	76
CIT Group, Inc., 12.000%, 12/18/18(b)	60	28
CIT Group, Inc., MTN, 4.750%, 12/15/10	200	157
CIT Group, Inc., MTN, 5.000%, 02/13/14	5	3
CIT Group, Inc., MTN, 5.125%, 09/30/14	160	94
CIT Group, Inc., MTN, 5.000%, 02/01/15	80	47
CIT Group, Inc., Ser A, MTN, 7.625%, 11/30/12	25	17
CIT Group, Inc., Ser A, MTN, 5.650%, 02/13/17	45	25
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	420	328
CME Group, Inc., 5.400%, 08/01/13	3,214	3,377
CME Group, Inc., 5.750%, 02/15/14	3,947	4,209
Credit Suisse (USA), Inc., 6.125%, 11/15/11	3,312	3,546
Credit Suisse (USA), Inc., 6.500%, 01/15/12	1,726	1,863
Fresenius US Finance II, Inc., 9.000%, 07/15/15(b)(c)	150	156
Fund American Cos., Inc., 5.875%, 05/15/13	3,259	3,070
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Goldman Sachs Group, Inc., 6.150%, 04/01/18	6,459	6,288
Goldman Sachs Group, Inc., 7.500%, 02/15/19	2,439	2,612
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	1,459	1,523
HBOS PLC, MTN, 5.375%(b)(d)	110	53
International Lease Finance Corp., 6.375%, 03/25/13	3,456	2,629
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	1,417	1,071
International Lease Finance Corp., Ser R, 5.625%, 09/20/13(c)	1,402	1,059
Jefferies Group, Inc., 5.875%, 06/08/14	2,896	2,680
Jefferies Group, Inc., 8.500%, 07/15/19	5,386	5,343
Lazard Group LLC, 7.125%, 05/15/15	3,760	3,454
Morgan Stanley, 7.300%, 05/13/19	4,476	4,641
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	6,047	6,028
Northern Trust Co., 5.200%, 11/09/12	3,566	3,726
NYSE Euronext, 4.800%, 06/28/13	3,944	4,083
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	6,518	6,559
Rio Tinto Finance (USA) Ltd., 6.500%, 07/15/18	4,961	4,964
Royal Bank of Scotland Group PLC, Ser U, 7.640%(b)(d)	300	122
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56(c)	365	345
TIAA Global Markets, 5.125%, 10/10/12(b)	4,103	4,291
Woodside Finance Ltd., 8.750%, 03/01/19(b)(c)	9,088	9,974

		100,113

Diversified Minerals (0.4%)
BHP Billiton Finance USA Ltd., 6.500%, 04/01/19(c)	3,082	3,423
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	290	278
Teck Resources Ltd., 9.750%, 05/15/14(b)	255	264
Teck Resources Ltd., 10.250%, 05/15/16, Callable 05/15/13 @ 105.13(b)	25	26
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38(b)(c)	555	597

		4,588

Diversified Operations (0.5%)
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12 @ 104.19(c)	165	166
Illinois Tool Works, Inc., 6.250%, 04/01/19(b)	5,208	5,654
Leucadia National Corp., 8.125%, 09/15/15	475	430

		6,250

Electric (3.6%)
AES Corp. (The), 7.750%, 03/01/14(c)	300	284
AES Corp. (The), 9.750%, 04/15/16(b)	25	25
Alabama Power Co., 5.800%, 11/15/13	3,301	3,576
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	160	148
Belden, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	30	29
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)(c)	125	120
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,799	1,878
CMS Energy Corp., 6.300%, 02/01/12	100	97
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	1,313	1,531
E.ON International Finance B.V., 5.800%, 04/30/18(b)	6,905	7,184
Edison Mission Energy, 7.500%, 06/15/13(c)	350	313
Enel Finance International, 5.700%, 01/15/13(b)(c)	8,869	9,269
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(c)	850	621
Exelon Generation Co. LLC, 6.200%, 10/01/17	3,852	3,834
Georgia Power Co., 6.000%, 11/01/13	2,065	2,252
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	115	112
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	4,660	4,843
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	645	619
Nevada Power Co., Ser L, 5.875%, 01/15/15	670	686
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	960	908
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	75	73
Pacific Gas & Electric Co., 8.250%, 10/15/18	939	1,146
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(c)	455	438
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	253	247
Southern California Edison Co., 5.750%, 03/15/14	4,048	4,392

		44,625

Electronics (0.0%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	175	168
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Jabil Circuit, Inc., 8.250%, 03/15/18	200	180

		348

Entertainment (0.1%)
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	175	175
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38(b)	165	167
Videotron Ltee, 6.875%, 01/15/14, Callable 01/15/10 @ 102.29	300	278

		620

Forest Products & Paper (0.0%)
Georgia-Pacific LLC, 8.125%, 05/15/11	345	345
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)	100	92

		437

Health Care (0.5%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	200	193
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105(c)	195	198
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(c)	320	314
Elan Financial PLC/Elan Financial Corp., 7.750%, 11/15/11, Callable 11/15/09 @ 101.94	35	32
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	75	69
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	375	371
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)(c)	105	106
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	165	162
Pfizer, Inc., 6.200%, 03/15/19	4,465	4,883
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	100	100
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)	140	139

		6,567

Industrials (0.0%)
Mohawk Industries, Inc., 6.125%, 01/15/16	145	129

Insurance (1.0%)
Allstate Corp., 7.450%, 05/16/19	5,915	6,399
American Financial Group, Inc., 9.875%, 06/15/19	55	55
Berkshire Hathaway, Inc., 4.600%, 05/15/13	3,506	3,636
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	50	35
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	80	51
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	65	41
MetLife, Inc., Ser A, 6.817%, 08/15/18	1,429	1,439

		11,656

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	210	214
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	290	274
MGM Mirage, Inc., 10.375%, 05/15/14(b)	195	202
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	50	53
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14(c)	70	66
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31(c)	300	264

		1,073

Machinery Diversified (0.0%)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44(c)	180	180
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104(c)	400	307

		487

Materials (0.1%)
Nucor Corp., 5.850%, 06/01/18	758	786
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88(b)(c)	185	175

		961

Media (1.7%)
CSC Holdings, Inc., 8.500%, 04/15/14(b)	170	169
DirecTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/12 @ 103.81	585	569
EchoStar DBS Corp., 6.625%, 10/01/14	110	101
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	375	387
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	350	315
News America Holdings, Inc., 9.250%, 02/01/13	3,241	3,695
Thomson Reuters Corp., 5.950%, 07/15/13	798	816
Time Warner Cable, Inc., 8.250%, 02/14/14	3,975	4,456
Time Warner Cable, Inc., 5.850%, 05/01/17	7,329	7,319
Time Warner, Inc., 5.500%, 11/15/11	1,504	1,553
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)(c)	100	95
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Viacom, Inc., 6.125%, 10/05/17	879	854

		20,329

Metals (0.8%)
ArcelorMittal, 6.125%, 06/01/18	4,460	3,903
ArcelorMittal, 9.850%, 06/01/19	3,637	3,925
Barrick Gold Corp., 6.950%, 04/01/19	1,933	2,165

		9,993

Miscellaneous Manufacturer (1.0%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)(c)	75	71
General Electric Co., 5.000%, 02/01/13(c)	3,580	3,725
General Electric Co., 5.250%, 12/06/17(c)	2,146	2,107
Siemens Financierings NV, 5.750%, 10/17/16(b)	2,949	3,060
Wesfarmers Ltd., 6.998%, 04/10/13(b)	3,603	3,789

		12,752

Oil & Gas (2.9%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,714	1,739
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	175	167
Cameron International Corp., 6.375%, 07/15/18	1,215	1,121
Chesapeake Energy Corp., 9.500%, 02/15/15	520	524
Cie Generale De Geophysique, 9.500%, 05/15/16, Callable 05/15/13 @ 104.75(b)(c)	115	115
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	120	118
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	4,357	4,478
Forest Oil Corp., 8.500%, 02/15/14(b)	325	319
Halliburton Co., 6.150%, 09/15/19	3,231	3,498
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	125	127
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	250	249
Pioneer Natural Resources Co., 6.650%, 03/15/17	200	175
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81(c)	200	179
Praxair, Inc., 4.625%, 03/30/15	4,265	4,406
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	425	408
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	300	256
Smith International, Inc., 9.750%, 03/15/19	8,670	10,015
Tesoro Corp., 6.625%, 11/01/15, Callable 11/01/10 @ 103.31	195	175
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	100	99
Transocean, Inc., 6.000%, 03/15/18	3,431	3,567
Weatherford International Ltd., 4.950%, 10/15/13	535	531
Weatherford International Ltd., 9.625%, 03/01/19	2,877	3,385
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(b)(a)	75	68
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	130	115

		35,834

Packaging & Containers (0.1%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	145	142
Crown Americas, Inc., 7.625%, 05/15/17, Callable 05/15/13 @ 103.81(b)	25	24
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/09 @ 103.17	225	215
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75(b)	70	69
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	35	35
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	210	214
Sealed Air Corp., 7.875%, 06/15/17, Callable 06/15/13 @ 103.94(b)	20	20

		719

Pharmaceuticals (4.0%)
Abbott Laboratories, 5.600%, 11/30/17	5,552	5,947
Astrazeneca PLC, 5.900%, 09/15/17	8,919	9,551
Covidien International Finance SA, 6.000%, 10/15/17	3,280	3,488
Express Scripts, Inc., 5.250%, 06/15/12	4,235	4,375
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	3,847	4,075
Novartis Securities Investment Ltd., 5.125%, 02/10/19	2,614	2,674
Roche Holdings, Inc., 6.000%, 03/01/19(b)	12,496	13,324
Schering-Plough, 6.000%, 09/15/17	4,142	4,411
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	951	984
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	75	75

		48,904

Pipelines (1.9%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,503	2,670
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	185	174
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Dynegy Holdings, Inc., 7.500%, 06/01/15(c)	450	375
El Paso Corp., 7.875%, 06/15/12(c)	400	392
El Paso Corp., MTN, 8.250%, 02/15/16	125	122
El Paso Natural Gas, 5.950%, 04/15/17	590	568
Energy Transfer Partners, 9.000%, 04/15/19	2,677	3,057
Energy Transfer Partners LP, 6.700%, 07/01/18(c)	4,889	4,998
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	440	381
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	110	107
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)(c)	2,597	2,745
Southern Natural Gas Co., 5.900%, 04/01/17(b)	568	550
TransCanada Pipelines Ltd., 7.125%, 01/15/19	3,233	3,649
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	1,074	1,076
Williams Cos., Inc., 8.750%, 01/15/20(b)	2,666	2,779

		23,643

Real Estate (0.0%)
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	390	352

REITs (0.0%)
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)(c)	70	67
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/09 @ 102.38	205	193
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	40	36
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	55	49

		345

Retail (1.2%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	50	54
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	35	32
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	35	31
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14(c)	175	149
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	190	155
Tesco PLC, 5.500%, 11/15/17(b)(c)	3,306	3,367
Wal-Mart Stores, Inc., 5.800%, 02/15/18(c)	9,897	10,781

		14,569

Semiconductors (0.0%)
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	155	144

Software (0.5%)
Intuit, Inc., 5.750%, 03/15/17	756	718
Oracle Corp., 5.750%, 04/15/18	4,699	4,957

		5,675

Telecommunication Services (3.2%)
AT&T, Inc., 4.950%, 01/15/13	3,452	3,590
AT&T, Inc., 5.100%, 09/15/14	3,484	3,619
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	125	122
Cisco Systems, Inc., 5.500%, 02/22/16(c)	3,606	3,820
Comcast Corp., 4.950%, 06/15/16	1,858	1,823
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)(c)	275	265
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	25	25
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	285	295
Frontier Communications Corp., 8.250%, 05/01/14	105	99
Hughes Network Systems LLC, 9.500%, 04/15/14, Callable 04/15/10 @ 104.75(b)	95	93
Inmarsat Finance II PLC, 10.375%, 11/15/12, Callable 11/15/09 @ 103.46	400	414
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13	295	283
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	213	202
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	200	152
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63(b)	325	322
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/09 @ 101.84	95	76
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/09 @ 101.72(c)	70	58
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	130	122
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	615	597
Rogers Wireless, Inc., 7.500%, 03/15/15(c)	1,464	1,592
Verizon Communications, Inc., 5.250%, 04/15/13(c)	2,962	3,109
Verizon Communications, Inc., 5.550%, 02/15/16	1,770	1,832
Verizon Communications, Inc., 8.750%, 11/01/18	6,300	7,462
Verizon Wireless Capital LLC, 5.550%, 02/01/14(b)	3,881	4,120
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	410	400
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75(c)	160	158
Vodafone Group PLC, 5.500%, 06/15/11(c)	4,148	4,364
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)(c)	300	300
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	115	110

		39,424

Transportation (1.2%)
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)	100	96
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	345	317
Paccar, Inc., 6.375%, 02/15/12	3,550	3,839
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63(b)	330	318
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11(c)	25	24
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	15	13
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	15	13
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	210	205
Union Pacific Corp., 7.875%, 01/15/19	9,113	10,431

		15,256

Total Corporate Bonds		492,110

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	195	148

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14	4	4

Total Convertible Corporate Bonds		152

U.S. Government Agency Mortgages (14.9%)
Fannie Mae (8.4%)
5.725%, 03/01/12	198	211
6.260%, 05/01/12	296	319
6.000%, 02/01/23	16,411	17,405
5.000%, 07/01/23	13,400	13,886
5.000%, 01/01/24	38,161	39,566
5.500%, 01/01/24	9,110	9,553
5.000%, 12/01/24	14,712	15,090
5.000%, 07/01/28	6,861	7,035

		103,065

Freddie Mac (5.5%)
5.500%, 08/01/22	419	439
5.500%, 10/01/22	26,956	28,235
5.500%, 01/01/24	37,378	39,122

		67,796

Ginnie Mae (1.0%)
4.449%, 03/16/25	233	238
4.811%, 05/16/27	358	370
5.380%, 02/16/31(a)	400	422
5.269%, 03/16/37(a)	400	419
6.357%, 04/20/58	2,440	2,440
5.467%, 03/20/59	2,933	3,039
5.652%, 05/01/59	5,682	5,940

		12,868

Total U.S. Government Agency Mortgages		183,729

U.S. Treasury Obligations (35.6%)
U.S. Treasury Bill (8.4%)
3.125%, 11/30/09(c)	102,220	103,406

U.S. Treasury Notes (27.2%)
1.375%, 03/15/12	56,984	56,873
3.125%, 09/30/13	171,627	177,554
4.000%, 08/15/18(c)	6,843	7,098
3.750%, 11/15/18(c)	90,807	92,375

		333,900

Total U.S. Treasury Obligations		437,306

Short-Term Investment (7.3%)
RidgeWorth Funds Securities Lending Joint Account(e)(f)	90,067	90,067

Total Short-Term Investment		90,067

Money Market Fund (4.9%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	60,061,615	60,062

Total Money Market Fund		60,062

Total Investments (Cost $1,286,477)(g) — 106.7%		1,312,007
Liabilities in excess of other assets — (6.7)%		(82,578)

Net Assets — 100.0%		$1,229,429

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.5% of net assets as of June 30, 2009.

(c)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $106,388.

(d)	Perpetual maturity.

(e)	Affiliate investment.

(f)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(g)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

REIT	Real Estate Investment Trust
Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
North America High Yield CDX Indices, Series 12	JPMorgan	16,975	5.000	06/20/14	2,682
North America High Yield CDX Indices, Series 12	JPMorgan	11,267	5.000	06/20/14	1,780
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	11,695	5.000	06/20/14	1,848
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	16,975	5.000	06/20/14	2,682
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	11,781	5.000	06/20/14	1,861
Barclays 23 MM CDX Indices	Barclays Bank PLC	12,245	5.000	06/20/14	1,934
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	9,640	5.000	06/20/14	(433)
Emerging Markets CDX Indices, Series 11	JPMorgan	10,325	5.000	06/20/14	(464)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	1,155	5.000	06/20/14	(52)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	575	5.000	06/20/14	(26)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	11,035	5.000	06/20/14	(496)

					11,316

Interest Rate Swaps

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Fixed 10-Year Japan, the Fund receives fixed 1.38% 10-Year Japan, pays 6 month libor (Japan)	Barclays Bank PLC	502	1.38	05/29/19	(1)
Fixed 10-Year Japan, the Fund receives fixed 1.44% 10-Year Japan, pays 6 month libor (Japan)	Barclays Bank PLC	502	1.44	06/04/19	(4)
Fixed 7-Year South Africa, the Fund receives fixed 8.72% fixed, pays 3 month Johannesburg Interbank Agreed Rate (South Africa)	Barclays Bank PLC	1,967	8.72	06/13/16	7
Fixed 3-Year Euro, the Fund receives fixed 2.38%, pays 6 month Euro Libor (Euro)	Barclays Bank PLC	1,864	2.38	06/23/12	(6)
Fixed 3-Year United Kingdom, the Fund receives fixed 3.01%, pays 6 month BBA Libor (United Kingdom)	Barclays Bank PLC	2,077	3.01	06/19/12	(4)
Fixed 3-Year Norway, the Fund receives fixed 3.38%, pays 6 month Norway Interbank Offered Rate (Norway)	JPMorgan	4,135	3.38	06/12/12	(12)
Fixed 10-Year Canada, the Fund receives fixed 3.62%, pays 3 month Canadian Bankers Acceptance (Canada)	Barclays Bank PLC	602	3.62	06/23/19	(5)
Fixed 3-Year Australia, the Fund receives fixed 4.92%, pays 6 Month Australian Bank Bill Mid (Australia)	JPMorgan	1,767	4.92	06/25/12	(3)
Fixed 4-Year Switzerland, the Fund receives fixed 1.59%, pays 6 month Swiss Franc Libor (Switzerland)	Barclays Bank PLC	2,906	1.59	06/26/13	(4)
Fixed 3-Year New Zealand, the Fund receives fixed 4.66%, pays 3 month New Zealand Bank Bill Mid (New Zealand)	JPMorgan	5,787	4.66	06/26/12	(25)
Fixed 3-Year South Africa, the Fund receives fixed 8.25%, pays 3 month Johannesburg Interbank Agreed Rate (South Africa)	JPMorgan	1,942	8.25	06/25/12	(5)
Fixed 130X1 TIIE, the Fund receives fixed 8.23%, pays 28 day TIIE (Mexico)	JPMorgan	757	8.23	06/17/19	1
Fixed 10-Year Japan, the Fund receives fixed 1.43%, pays 6 month Libor (Japan)	Barclays Bank PLC	522	1.43	06/04/19	(3)
Fixed 3-Year United Kingdom, the Fund receives fixed 3.03%, pays 6 month BBA Libor (United Kingdom)	Barclays Bank PLC	2,077	3.03	06/19/12	(5)

					(69)

At June 30, 2009, liquid assets totaling $10,000, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2009.
See Notes to Schedules of Portfolio Investments.

At June 30, 2009, the Fund’s foreign currency contracts were as follows:

		Contract			Unrealized
		Amount in Local	Contract Value	Market	Appreciation/
Currency	Delivery Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	07/06/09	339	240	273	(33)
Australian Dollar	07/17/09	29,990	23,910	24,131	(221)
Australian Dollar	07/17/09	631	503	507	(4)
Australian Dollar	07/20/09	30,539	24,136	24,566	(430)
Australian Dollar	07/20/09	1,258	994	1,012	(18)
Australian Dollar	07/27/09	626	495	503	(8)
Australian Dollar	07/27/09	626	494	503	(9)
Brazilian Real	07/02/09	984	497	502	(5)
British Pound	07/17/09	613	1,008	1,008	—
British Pound	07/20/09	304	498	500	(2)
British Pound	07/20/09	152	250	251	(1)
British Pound	07/20/09	152	250	251	(1)
British Pound	07/22/09	914	1,486	1,502	(16)
British Pound	07/27/09	304	495	499	(4)
Euro	07/02/09	188	250	264	(14)
Euro	07/07/09	179	240	251	(11)
Euro	07/07/09	179	240	251	(11)
Euro	07/17/09	217	300	304	(4)
Euro	07/20/09	16,347	21,565	22,930	(1,365)
Euro	07/20/09	364	480	510	(30)
Euro	07/20/09	357	496	500	(4)
Euro	07/27/09	176	248	247	1
Israeli Shekel	07/13/09	1,161	295	296	(1)
Japanese Yen	07/07/09	9,470	95	98	(3)
Japanese Yen	07/07/09	28,729	285	298	(13)
Japanese Yen	07/07/09	9,496	95	99	(4)
Japanese Yen	07/07/09	9,107	95	95	—
Japanese Yen	07/07/09	9,068	95	94	1
Japanese Yen	10/07/09	3,201,158	32,160	33,275	(1,115)
Korean Won	07/06/09	362,998	290	286	4
New Zealand Dollar	07/17/09	474	300	306	(6)
New Zealand Dollar	07/20/09	1,571	990	1,012	(22)
Polish Zloty	07/24/09	1,624	495	511	(16)

Total Short Contracts			$114,270	$117,635	$(3,365)

		Contract			Unrealized
		Amount in Local	Contract Value	Market	Appreciation/
Currency	Delivery Date	Currency	in USD($)	Value($)	(Depreciation)($)

Long:
Australian Dollar	07/06/09	339	242	274	32
Australian Dollar	07/17/09	29,990	23,795	24,131	336
Australian Dollar	07/17/09	631	500	507	7
Australian Dollar	07/20/09	30,539	24,040	24,566	526
Australian Dollar	07/20/09	1,258	990	1,012	22
Australian Dollar	07/27/09	629	495	506	11
Australian Dollar	07/27/09	1,251	985	1,006	21
Australian Dollar	07/27/09	620	495	499	4
Brazilian Real	07/20/09	984	495	501	6
British Pound	07/17/09	306	500	504	4
British Pound	07/17/09	306	500	504	4
British Pound	07/20/09	305	495	501	6
British Pound	07/20/09	304	495	500	5
British Pound	07/22/09	609	990	1,002	12
British Pound	07/22/09	304	495	500	5
British Pound	07/27/09	302	495	497	2
British Pound	07/27/09	304	495	499	4
British Pound	07/27/09	299	495	492	(3)
Canadian Dollar	08/04/09	283	245	243	(2)
Canadian Dollar	08/04/09	282	245	243	(2)
Euro	07/02/09	188	251	264	13
Euro	07/07/09	179	240	251	11
Euro	07/07/09	179	241	251	10
Euro	07/17/09	217	299	304	5
Euro	07/20/09	16,347	21,211	22,930	1,719
Euro	07/20/09	364	472	510	38
Euro	07/20/09	357	495	500	5
Euro	07/27/09	353	495	495	—
Euro	07/27/09	174	245	245	—
Israeli Shekel	07/13/09	1,161	295	296	1
Israeli Shekel	08/03/09	984	250	251	1
Korean Won	07/06/09	362,998	295	285	(10)
New Zealand Dollar	07/17/09	474	298	305	7
New Zealand Dollar	07/20/09	1,571	988	1,012	24
Polish Zloty	07/27/09	1,624	500	511	11

Total Long Contracts			$84,062	$86,897	$2,835

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.8%)
Automobiles ABS (0.4%)
USAA Auto Owner Trust, Ser 2009-1, Cl A3, 3.020%, 06/17/13	1,828	1,850

Home Equity ABS (0.1%)
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	832	611

Utility ABS (0.3%)
Atlantic City Electric Transition Funding LLC, Ser 2002-1, Cl A4, 5.550%, 10/20/21	659	683
Massachusetts RRB Special Purpose Trust, Ser 2005-1, Cl A4, 4.400%, 03/15/15	627	646

		1,329

Total Asset-Backed Securities		3,790

Collateralized Mortgage Obligations (3.4%)
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	902	921
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.613%, 02/15/34	726	748
First Union NB-Bank of America Commercial Mortgage Trust, Ser 2001-C1, Cl A2, 6.136%, 03/15/33	1,339	1,351
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	4,335	4,378
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	593	551
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	977	993
JPMorgan Chase Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	1,582	1,599
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.619%, 12/15/26	1,124	1,160
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A3, 4.830%, 11/15/27	1,499	1,442
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 6.980%, 03/15/30(a)	1,931	2,120

Total Collateralized Mortgage Obligations		15,263

Corporate Bonds (50.8%)
Advertising (0.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	30	28
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	45	45
Lamar Media Corp., 9.750%, 04/01/14(b)	90	93

		166

Aerospace/Defense (1.3%)
Boeing Co. (The), 5.125%, 02/15/13(c)	1,419	1,509
General Dynamics Corp., 5.250%, 02/01/14	1,093	1,168
United Technologies Corp., 6.125%, 02/01/19	2,956	3,272

		5,949

Apparel (0.0%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	30	29
Limited Brands, Inc., 8.500%, 06/15/19(b)(c)	95	91

		120

Auto Parts & Equipment (0.0%)
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	85	86

Banks (0.6%)
Bank of New York Mellon, Ser G, MTN, 4.950%, 11/01/12	1,848	1,954
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	814	828

		2,782

Beverages (1.4%)
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	1,249	1,391
Constellation Brands, Inc., Ser B, 8.125%, 01/15/12, Callable 01/15/10 @ 100	95	95
Diageo Capital PLC, 5.200%, 01/30/13	943	981
PepsiCo, Inc., 7.900%, 11/01/18	1,438	1,749
SABMiller PLC, 6.200%, 07/01/11(b)	1,853	1,954

		6,170

Building (0.1%)
Centex Corp., 6.500%, 05/01/16	80	73
D.R. Horton, Inc., 6.500%, 04/15/16	80	69
Owens Corning, Inc., 9.000%, 06/15/19	55	53
Pulte Homes, Inc., 5.250%, 01/15/14	75	65
Ryland Group, Inc. (The), 8.400%, 05/15/17	65	62

		322

Building Materials (0.6%)
Lafarge SA, 6.150%, 07/15/11	993	1,004
Lafarge SA, 7.125%, 07/15/36	1,325	1,022
Martin Marietta Materials, Inc., 6.250%, 05/01/37	836	612

		2,638

Chemicals (0.7%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	220	229
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	45	44
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,537	1,616
Huntsman International LLC, 11.625%, 10/15/10, Callable 10/15/09 @ 100	65	67
Nalco Co., 8.250%, 05/15/17(b)	45	45
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,363	1,289

		3,290

Coal (0.0%)
Peabody Energy Corp., 7.375%, 11/01/16	95	90

Commercial Services (1.4%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,225	1,146
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,148	1,045
Iron Mountain, Inc., 8.625%, 04/01/13, Callable 08/24/09 @ 100	70	70
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	35	34
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100(c)	100	97
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	70	67
Veolia Environnement, 6.000%, 06/01/18(c)	1,582	1,612
Xerox Corp., 5.500%, 05/15/12	908	906
Xerox Corp., 6.350%, 05/15/18	1,417	1,265

		6,242

Computers (1.2%)
Hewlett-Packard Co., 4.500%, 03/01/13(c)	804	836
IBM Corp., 7.625%, 10/15/18	3,740	4,470
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	15	16

		5,322

Consumer Staples (2.0%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/09 @ 101.44	85	86
Kellogg Co., 4.250%, 03/06/13	1,190	1,225
Kimberly-Clark Corp., 7.500%, 11/01/18	629	757
Kraft Foods, Inc., 6.125%, 08/23/18	1,440	1,491
Kroger Co. (The), 7.500%, 01/15/14	831	930
Procter & Gamble Co., 4.600%, 01/15/14	2,468	2,596
Smithfield Foods, Inc., 10.000%, 07/15/14(b)	60	59
Smithfield Foods, Inc., 7.750%, 07/01/17	10	7
Smithfield Foods, Inc., Ser B, 7.750%, 05/15/13	125	103
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	135	130
SUPERVALU, Inc., 8.000%, 05/01/16(c)	85	82
Tyson Foods, Inc., 10.500%, 03/01/14(b)(c)	65	71
Walgreen Co., 4.875%, 08/01/13	1,200	1,273

		8,810

Diversified Financial Services (9.1%)
ABX Financing Co., 6.350%, 10/15/36(b)	873	871
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	75	57
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	75	50
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	125	74
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	55	30
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	100	54
Bank of America Corp., Ser K, 8.000%(c)(d)	215	180
BP Capital Markets PLC, 5.250%, 11/07/13	3,453	3,707
CIT Group, Inc., 5.800%, 07/28/11	50	37
CIT Group, Inc., 5.400%, 02/13/12(c)	75	51
CIT Group, Inc., 5.400%, 01/30/16	55	31
CIT Group, Inc., 12.000%, 12/18/18(b)	25	12
CIT Group, Inc., MTN, 4.750%, 12/15/10	95	75
CIT Group, Inc., MTN, 5.125%, 09/30/14	65	38
CIT Group, Inc., MTN, 5.000%, 02/01/15	30	18
CIT Group, Inc., Ser A, MTN, 7.625%, 11/30/12	15	10
CIT Group, Inc., Ser A, MTN, 5.650%, 02/13/17	15	8
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	170	133
CME Group, Inc., 5.400%, 08/01/13	1,648	1,731
CME Group, Inc., 5.750%, 02/15/14	1,478	1,576
Credit Suisse (USA), Inc., 6.125%, 11/15/11	1,320	1,413
Credit Suisse (USA), Inc., 6.500%, 01/15/12	692	747
Fresenius US Finance II, Inc., 9.000%, 07/15/15(b)	65	68
Fund American Cos., Inc., 5.875%, 05/15/13	2,245	2,115
Goldman Sachs Group, Inc., 6.150%, 04/01/18	3,103	3,021
Goldman Sachs Group, Inc., 7.500%, 02/15/19	1,061	1,136
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	517	540
HBOS PLC, MTN, 5.375%(b)(d)	45	22
International Lease Finance Corp., 6.375%, 03/25/13	1,732	1,318
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	679	513
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
International Lease Finance Corp., Ser R, 5.625%, 09/20/13(c)	456	344
Jefferies Group, Inc., 8.500%, 07/15/19	2,107	2,090
Lazard Group LLC, 7.125%, 05/15/15	2,326	2,137
Morgan Stanley, 7.300%, 05/13/19	1,600	1,659
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	2,175	2,168
Northern Trust Co., 5.200%, 11/09/12	2,158	2,255
NYSE Euronext, 4.800%, 06/28/13	1,863	1,929
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	1,101	1,108
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	1,873	1,787
Royal Bank of Scotland Group PLC, Ser U, 7.640%(b)(d)	100	41
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56(c)	155	146
TIAA Global Markets, 5.125%, 10/10/12(b)	1,515	1,584
Woodside Finance Ltd., 8.750%, 03/01/19(b)(c)	3,558	3,905

		40,789

Diversified Minerals (0.4%)
BHP Billiton Finance USA Ltd., 6.500%, 04/01/19	1,202	1,335
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	125	120
Teck Resources Ltd., 9.750%, 05/15/14(b)	115	119
Teck Resources Ltd., 10.250%, 05/15/16, Callable 05/15/13 @ 105.13(b)	15	15
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38 (b)(c)	225	242

		1,831

Diversified Operations (0.6%)
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12 @ 104.19	70	71
Illinois Tool Works, Inc., 6.250%, 04/01/19(b)	2,320	2,519
Leucadia National Corp., 8.125%, 09/15/15	205	185

		2,775

Electric (5.2%)
AES Corp. (The), 7.750%, 03/01/14	125	118
AES Corp. (The), 9.750%, 04/15/16(b)(c)	15	15
Alabama Power Co., 5.800%, 11/15/13	1,594	1,727
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31(c)	70	65
Belden, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	15	14
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)	50	48
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,353	1,412
CMS Energy Corp., 6.300%, 02/01/12	45	44
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	561	654
E.ON International Finance B.V., 5.800%, 04/30/18(b)	3,659	3,807
Edison Mission Energy, 7.500%, 06/15/13	150	134
Enel Finance International, 6.800%, 09/15/37(b)	1,497	1,552
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(c)	315	230
Exelon Generation Co. LLC, 6.200%, 10/01/17(c)	1,441	1,434
Georgia Power Co., 6.000%, 11/01/13	815	889
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	50	49
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,303	1,288
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	275	264
Nevada Power Co., Ser L, 5.875%, 01/15/15	456	467
Nevada Power Co., Ser R, 6.750%, 07/01/37(c)	974	1,004
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	410	388
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	30	29
Pacific Gas & Electric Co., 8.250%, 10/15/18	403	492
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,411	1,464
Public Service Colorado, Ser 17, 6.250%, 09/01/37	780	856
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(c)	195	188
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	105	103
Southern California Edison Co., 5.750%, 03/15/14	1,664	1,805
Virginia Electric & Power Co., 8.875%, 11/15/38(c)	1,379	1,848
Wisconsin Power & Light Co., 6.375%, 08/15/37	793	740

		23,128

Electronics (0.0%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	75	72
Jabil Circuit, Inc., 8.250%, 03/15/18	85	77

		149

Entertainment (0.1%)
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	75	75
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38(b)	70	71
Videotron Ltee, 6.875%, 01/15/14, Callable 01/15/10 @ 102.29	130	120

		266

Forest Products & Paper (0.0%)
Georgia-Pacific LLC, 8.125%, 05/15/11	145	145
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)	40	37

		182

Health Care (0.6%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	85	82
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	140	143
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(c)	135	132
Elan Financial PLC/Elan Financial Corp., 7.750%, 11/15/11, Callable 11/15/09 @ 101.94	15	14
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	160	158
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)	40	40
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	70	69
Pfizer, Inc., 6.200%, 03/15/19	1,765	1,930
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	40	40
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)	60	60

		2,668

Industrials (0.0%)
Mohawk Industries, Inc., 6.125%, 01/15/16	60	53

Insurance (1.1%)
Allstate Corp., 7.450%, 05/16/19	2,133	2,307
American Financial Group, Inc., 9.875%, 06/15/19	30	30
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,800	1,867
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	20	14
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	35	22
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	25	16
MetLife, Inc., Ser A, 6.817%, 08/15/18	649	654

		4,910

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	90	92
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	125	118
MGM Mirage, Inc., 10.375%, 05/15/14(b)	80	83
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56 (b)(c)	25	27
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	30	28
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31(c)	130	114

		462

Machinery Diversified (0.1%)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	70	70
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104	170	131

		201

Materials (0.1%)
Nucor Corp., 5.850%, 06/01/18(c)	321	333
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88 (b)(c)	80	75

		408

Media (1.8%)
CSC Holdings, Inc., 8.500%, 04/15/14(b)	70	69
DirecTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/12 @ 103.81(c)	250	243
EchoStar DBS Corp., 6.625%, 10/01/14	50	46
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	160	165
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	150	135
News America Holdings, Inc., 6.200%, 12/15/34(c)	679	580
Thomson Reuters Corp., 5.950%, 07/15/13	403	412
Time Warner Cable, Inc., 8.250%, 02/14/14	1,690	1,894
Time Warner Cable, Inc., 5.850%, 05/01/17	3,560	3,555
Time Warner, Inc., 6.500%, 11/15/36	840	736
Viacom, Inc., 6.125%, 10/05/17	325	316

		8,151

Metals (0.9%)
ArcelorMittal, 6.125%, 06/01/18	1,895	1,658
ArcelorMittal, 9.850%, 06/01/19	1,319	1,424
Barrick Gold Corp., 6.950%, 04/01/19	627	702

		3,784

Miscellaneous Manufacturer (1.8%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)(c)	75	71
General Electric Co., 5.000%, 02/01/13	3,672	3,821
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
General Electric Co., 5.250%, 12/06/17(c)	1,107	1,087
Siemens Financierings NV, 6.125%, 08/17/26(b)	1,006	1,023
Wesfarmers Ltd., 6.998%, 04/10/13(b)(c)	1,917	2,016

		8,018

Oil & Gas (4.6%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	967	981
Apache Corp., 6.000%, 01/15/37	823	871
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	75	71
Cameron International Corp., 6.375%, 07/15/18	615	567
Chesapeake Energy Corp., 9.500%, 02/15/15	235	237
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	50	49
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35(c)	993	863
Forest Oil Corp., 8.500%, 02/15/14(b)	140	138
Halliburton Co., 6.150%, 09/15/19	1,155	1,250
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	50	51
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	70	70
Pioneer Natural Resources Co., 6.650%, 03/15/17	85	74
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	85	76
Praxair, Inc., 4.625%, 03/30/15(c)	2,311	2,388
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	180	173
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	130	111
Shell International Finance BV, 6.375%, 12/15/38	4,002	4,359
Smith International, Inc., 9.750%, 03/15/19	3,080	3,558
Tesoro Corp., 6.625%, 11/01/15, Callable 11/01/10 @ 103.31	80	72
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	40	39
Transocean, Inc., 6.000%, 03/15/18	599	623
Transocean, Inc., 6.800%, 03/15/38	1,284	1,373
Weatherford International Ltd., 9.625%, 03/01/19	1,280	1,506
Weatherford International Ltd., 6.500%, 08/01/36	916	829
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	25	23
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	55	49

		20,401

Packaging & Containers (0.1%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	60	59
Crown Americas, Inc., 7.625%, 05/15/17, Callable 05/15/13 @ 103.81(b)	15	14
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/09 @ 103.17	95	91
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75(b)	30	29
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	15	15
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	90	92
Sealed Air Corp., 7.875%, 06/15/17, Callable 06/15/13 @ 103.94(b)	15	15

		315

Pharmaceuticals (4.0%)
Abbott Laboratories, 5.600%, 11/30/17	2,955	3,165
AstraZeneca PLC, 6.450%, 09/15/37	2,430	2,694
Covidien International Finance SA, 6.000%, 10/15/17	1,760	1,872
Express Scripts, Inc., 5.250%, 06/15/12	1,850	1,911
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,975	2,092
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,112	1,138
Roche Holdings, Inc., 7.000%, 03/01/39(b)(c)	2,601	3,015
Schering-Plough Corp., 6.550%, 09/15/37	1,184	1,270
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	613	632
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	30	30

		17,819

Pipelines (2.9%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,191	1,270
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	80	75
Dynegy Holdings, Inc., 7.500%, 06/01/15	190	158
El Paso Corp., 7.875%, 06/15/12(c)	170	167
El Paso Corp., MTN, 8.250%, 02/15/16	55	54
El Paso Natural Gas, 5.950%, 04/15/17	650	626
Energy Transfer Partners, 9.000%, 04/15/19	1,884	2,151
Energy Transfer Partners, 7.500%, 07/01/38	1,114	1,170
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	185	160
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	45	44
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,316	1,391
Southern Natural Gas Co., 5.900%, 04/01/17(b)	445	431
Trans-Canada Pipelines, 6.200%, 10/15/37	1,610	1,648
Trans-Canada Pipelines, 7.625%, 01/15/39	1,562	1,823
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	460	461
Williams Cos., Inc., 8.750%, 01/15/20(b)	1,087	1,133

		12,762

Real Estate (0.0%)
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	160	144

REITs (0.0%)
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)	30	28
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/09 @ 102.38	90	85
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	15	14
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	20	18

		145

Retail (1.7%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	20	22
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	15	14
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	15	13
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	70	60
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	80	65
Tesco PLC, 5.500%, 11/15/17(b)(c)	2,060	2,098
Wal-Mart Stores, Inc., 5.250%, 09/01/35	492	469
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,540	5,073

		7,814

Semiconductors (0.0%)
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	65	60

Software (0.6%)
Intuit, Inc., 5.750%, 03/15/17	373	354
Oracle Corp., 5.750%, 04/15/18	2,178	2,298

		2,652

Telecommunication Services (4.2%)
AT&T, Inc., 4.950%, 01/15/13(c)	1,738	1,807
AT&T, Inc., 5.100%, 09/15/14	1,548	1,608
AT&T, Inc., 6.450%, 06/15/34(c)	947	934
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	50	49
Cisco Systems, Inc., 5.500%, 02/22/16(c)	1,913	2,027
Comcast Corp., 6.450%, 03/15/37	856	844
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)(c)	115	111
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	15	15
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	120	124
Frontier Communications Corp., 8.250%, 05/01/14	45	42
Hughes Network Systems LLC, 9.500%, 04/15/14, Callable 04/15/10 @ 104.75(b)	40	39
Inmarsat Finance II PLC, 10.375%, 11/15/12, Callable 11/15/09 @ 103.46	170	176
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13	125	120
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	91	86
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	85	64
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63(b)	140	138
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/09 @ 101.84	45	36
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/09 @ 101.72	30	25
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	55	52
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	260	252
Rogers Wireless, Inc., 7.500%, 03/15/15	890	968
Verizon Communications, Inc., 5.250%, 04/15/13(c)	1,266	1,329
Verizon Communications, Inc., 5.550%, 02/15/16	1,337	1,384
Verizon Communications, Inc., 8.950%, 03/01/39	1,507	1,903
Verizon Wireless Capital LLC, 5.550%, 02/01/14(b)	1,714	1,820
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	175	171
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	100	98
Vodafone Group PLC, 5.500%, 06/15/11(c)	2,464	2,593
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	125	125
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	50	48

		18,988

Transportation (1.5%)
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)	40	38
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	145	133
Paccar, Inc., 6.375%, 02/15/12	1,752	1,895
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63(b)	140	135
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11(c)	10	10
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	5	4
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	5	4
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	90	88
Union Pacific Corp., 7.875%, 01/15/19	3,921	4,488

		6,795

Total Corporate Bonds		227,657

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	80	62

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14	2	1

Total Convertible Corporate Bonds		63

U.S. Government Agency (0.2%)
Freddie Mac	700	709

Total U.S. Government Agency		709

U.S. Government Agency Mortgages (15.0%)
Fannie Mae (8.5%)
6.000%, 02/01/23	7,562	8,020
5.000%, 01/01/24	23,143	23,995
5.000%, 07/01/28	6,076	6,230

		38,245

Freddie Mac (5.5%)
5.500%, 10/01/22	9,727	10,188
5.500%, 01/01/24	13,661	14,298

		24,486

Ginnie Mae (1.0%)
7.000%, 04/15/13	88	94
7.000%, 08/15/14	71	76
7.000%, 05/15/31	43	47
6.357%, 04/20/58	902	902
5.467%, 03/20/59	1,135	1,176
5.650%, 05/01/59	2,089	2,184

		4,479

Total U.S. Government Agency Mortgages		67,210

U.S. Treasury Obligations (24.7%)
U.S. Treasury Bill (5.1%)
3.125%, 11/30/09(c)	22,804	23,069

U.S. Treasury Bonds (4.7%)
6.875%, 08/15/25	12,605	16,514
4.500%, 05/15/38	4,333	4,473

		20,987

U.S. Treasury Notes (14.9%)
3.125%, 09/30/13	37,111	38,393
3.750%, 11/15/18(c)	27,901	28,383
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
		66,776

Total U.S. Treasury Obligations		110,832

Short-Term Investment (8.8%)
RidgeWorth Funds Securities Lending Joint Account(e)(f)	39,692	39,692

Total Short-Term Investment		39,692

Money Market Fund (4.0%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	17,804,078	17,804

Total Money Market Fund		17,804

Total Investments (Cost $469,354)(g) — 107.7%		483,020

Liabilities in excess of other assets — (7.7)%		(34,400)

Net Assets — 100.0%		$448,620

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.2% of net assets as of June 30, 2009.

(c)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $38,533.

(d)	Perpetual maturity.

(e)	Affiliate investment.

(f)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedule of Portfolio Investments).

(g)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

REIT	Real Estate Investment Trust
Credit Default Swap Agreements — Buy Protection

		Notional	Fixed Rate	Expiration
Underlying Instrument	Counterparty	Amount($)	(%)	Date	Value($)
North America High Yield CDX Indices, Series 12	JPMorgan	6,305	5.000	06/20/14	996
North America High Yield CDX Indices, Series 12	JPMorgan	4,113	5.000	06/20/14	650
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	4,280	5.000	06/20/14	676
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	6,305	5.000	06/20/14	996
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	4,302	5.000	06/20/14	679
Barclays 23 MM CDX Indices	Barclays Bank PLC	4,435	5.000	06/20/14	701
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	3,985	5.000	06/20/14	(179)
Emerging Markets CDX Indices, Series 11	JPMorgan	4,270	5.000	06/20/14	(192)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	500	5.000	06/20/14	(22)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	250	5.000	06/20/14	(11)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	4,555	5.000	06/20/14	(205)

					4,089

Interest Rate Swaps

		Notional	Fixed Rate	Expiration
Underlying Instrument	Counterparty	Amount($)	(%)	Date	Value($)
Fixed 10-Year Japan, the Fund receives fixed 1.38% 10-Year Japan, pays 6 month libor	Barclays Bank PLC	218	1.38	05/29/19	—
Fixed 10-Year Japan, the Fund receives fixed 1.44% 10-Year Japan, pays 6 month libor	Barclays Bank PLC	218	1.44	06/04/19	(2)
Fixed 7-Year South Africa, the Fund receives fixed 8.72% fixed, pays 3 month Johannesburg Interbank Agreed Rate	JPMorgan	856	8.72	06/13/16	3
Fixed 3-Year Euro, the Fund receives fixed 2.38%, pays 6 month Euro Libor	Barclays Bank PLC	811	2.38	06/23/12	(3)
Fixed 3-Year United Kingdom, the Fund receives fixed 3.01%, pays 6 month BBA Libor	Barclays Bank PLC	904	3.01	06/19/12	(2)
Fixed 3-Year Norway, the Fund receives fixed 3.38%, pays 6 month Norway Interbank Offered Rate	JPMorgan	1,799	3.38	06/12/12	(5)
Fixed 10-Year Canada, the Fund receives fixed 3.62%, pays 3 month Canadian Bankers Acceptance	Barclays Bank PLC	262	3.62	06/23/19	(2)
Fixed 3-Year Australia, the Fund receives fixed 4.92%, pays 6 Month Australian Bank Bill	JPMorgan	768	4.92	06/25/12	(1)
Fixed 4-Year Switzerland, the Fund receives fixed 1.59%, pays 6 month Swiss Franc Libor	Barclays Bank PLC	1,264	1.59	06/26/13	(2)
Fixed 3-Year New Zealand, the Fund receives fixed 4.66%, pays 3 month New Zealand Bank Bill	JPMorgan	2,517	4.66	06/26/12	(11)
Fixed 3-Year South Africa, the Fund receives fixed 8.25%, pays 3 month Johannesburg Interbank Agreed Rate	JPMorgan	844	8.25	06/25/12	(2)
Fixed 130X1 TIIE, the Fund receives fixed 8.23%, pays 28 day TIIE	JPMorgan	329	8.23	06/17/19	—
Fixed 10-Year Japan, the Fund receives fixed 1.43%, pays 6 month Libor	Barclays Bank PLC	227	1.43	06/04/19	(1)
Fixed 3-Year United Kingdom, the Fund receives fixed 3.03%, pays 6 month BBA Libor	Barclays Bank PLC	904	3.03	06/19/12	(2)

					(30)

At June 30, 2009, liquid assets totaling $5,000, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2009.
See Notes to Schedules of Portfolio Investments.

At June 30, 2009, the Fund’s foreign currency contracts were as follows:

					Unrealized
		Contract Amount in	Contract Value in		Appreciation/
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
Short:
Australian Dollar	07/06/09	149	105	120	(15)
Australian Dollar	07/17/09	271	216	218	(2)
Australian Dollar	07/17/09	10,997	8,767	8,848	(81)
Australian Dollar	07/20/09	546	431	439	(8)
Australian Dollar	07/20/09	11,135	8,800	8,957	(157)
Australian Dollar	07/27/09	273	216	219	(3)
Australian Dollar	07/27/09	273	216	220	(4)
Brazilian Real	07/02/09	427	216	218	(2)
British Pound	07/17/09	263	433	433	—
British Pound	07/20/09	132	217	218	(1)
British Pound	07/20/09	66	109	109	—
British Pound	07/20/09	66	109	109	—
British Pound	07/22/09	397	646	653	(7)
British Pound	07/27/09	132	215	217	(2)
Euro	07/02/09	83	110	116	(6)
Euro	07/10/09	78	105	110	(5)
Euro	07/10/09	78	105	110	(5)
Euro	07/17/09	94	130	132	(2)
Euro	07/20/09	159	210	223	(13)
Euro	07/20/09	6,178	8,150	8,666	(516)
Euro	07/20/09	155	215	217	(2)
Euro	07/27/09	77	108	107	1
Israeli Shekel	07/13/09	511	130	130	—
Japanese Yen	07/07/09	12,601	125	131	(6)
Japanese Yen	07/07/09	3,834	40	40	—
Japanese Yen	07/07/09	3,818	40	40	—
Japanese Yen	07/08/09	3,998	40	41	(1)
Japanese Yen	07/10/09	3,987	40	41	(1)
Japanese Yen	10/07/09	1,266,130	12,720	13,161	(441)
Korean Won	07/06/09	159,965	128	126	2
New Zealand Dollar	07/17/09	205	130	132	(2)
New Zealand Dollar	07/20/09	682	429	440	(11)
Polish Zloty	07/24/09	706	215	222	(7)

Total Short Contracts			$43,866	$45,163	$(1,297)

					Unrealized
		Contract Amount in	Contract Value in		Appreciation/
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
Long:
Australian Dollar	07/06/09	149	106	120	14
Australian Dollar	07/17/09	271	215	218	3
Australian Dollar	07/17/09	10,997	8,725	8,848	123
Australian Dollar	07/20/09	546	430	439	9
Australian Dollar	07/20/09	11,135	8,765	8,957	192
Australian Dollar	07/27/09	273	215	220	5
Australian Dollar	07/27/09	546	430	439	9
Australian Dollar	07/27/09	269	215	217	2
Brazilian Real	07/02/09	427	215	218	3
British Pound	07/17/09	132	215	217	2
British Pound	07/17/09	132	215	217	2
British Pound	07/20/09	132	215	218	3
British Pound	07/20/09	132	215	217	2

					Unrealized
		Contract Amount in	Contract Value in		Appreciation/
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
British Pound	07/22/09	265	430	435	5
British Pound	07/22/09	132	215	217	2
British Pound	07/27/09	131	215	216	1
British Pound	07/27/09	132	215	217	2
British Pound	07/27/09	130	215	214	(1)
Canadian Dollar	08/04/09	121	105	104	(1)
Canadian Dollar	08/04/09	121	105	104	(1)
Euro	07/02/09	83	110	116	6
Euro	07/07/09	78	105	110	5
Euro	07/10/09	78	106	110	4
Euro	07/17/09	94	130	132	2
Euro	07/20/09	159	207	223	16
Euro	07/20/09	6,178	8,016	8,666	650
Euro	07/20/09	155	215	217	2
Euro	07/27/09	153	215	215	—
Euro	07/27/09	75	105	105	—
Israeli Shekel	07/13/09	511	130	130	—
Israeli Shekel	08/03/09	413	105	105	—
Korean Won	07/06/09	159,965	130	126	(4)
New Zealand Dollar	07/17/09	205	129	132	3
New Zealand Dollar	07/20/09	682	429	440	11
Polish Zloty	07/24/09	706	217	222	5

Total Long Contracts			$32,025	$33,101	$1,076

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (91.1%)
Alabama (2.1%)
Alabama Public School & College Authority, Capital Improvements, Ser C, RB, 5.750%, 07/01/17, Callable 07/01/09 @ 101.50	3,950	4,023
Alabama Water Pollution Control Authority, RB, 5.750%, 08/15/12, Callable 08/15/09 @ 100, AMBAC	5,205	5,229
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, MBIA	4,060	4,350
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,636
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	3,079

		19,317

Alaska (0.9%)
Matunuska-Susitna Boro Alaska Lease, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, Assured Guaranty	7,250	7,727

Arizona (2.7%)
Arizona Water Infrastructure Finance Authority, Water Quality, Ser A, RB, 5.625%, 10/01/12, Callable 10/01/09 @ 101	3,280	3,348
Phoenix, Ser B, GO, 5.000%, 07/01/20, Callable 07/01/17 @ 100	8,000	8,720
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.250%, 01/01/19, Callable 01/01/12 @ 101	6,265	6,636
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/25, Callable 01/01/18 @ 100	5,000	5,258

		23,962

California (9.8%)
California Health Facilities Financing Authority, Ser C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500	3,794
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500	6,961
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,500	5,861
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	24,500	25,668
California State, GO, 7.550%, 04/01/39	4,000	3,656
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, MBIA	1,000	1,128
Los Angeles California Community College District, Ser A, GO, 6.000%, 08/01/33, Callable 08/01/19 @ 100	10,000	10,724
Los Angeles California Wastewater System, Ser A, RB, 5.750%, 06/01/34, Callable 06/01/19 @ 100	5,000	5,242
Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	1,020	1,201
San Deigo Public Facilities Financing Authority Sewer, Ser B, RB, 5.250%, 05/15/25, Callable 05/15/19 @ 100	2,000	2,043
San Deigo Public Facilities Financing Authority Sewer, Ser B, RB, 5.250%, 05/15/34, Callable 05/15/19 @ 100	4,000	3,940
University of California, Ser O, RB, 5.750%, 05/15/27, Callable 05/15/19 @ 100	3,000	3,264
University of California, Ser O, RB, 5.750%, 05/15/28, Callable 05/15/19 @ 100	10,000	10,846
Western Municipal Water Districts Facilities Authority Water, Ser B, RB, 5.000%, 10/01/39, Callable 10/01/19 @ 100	4,000	3,843

		88,171

Colorado (0.9%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @ 100, FGIC/FSA-CR	5,000	5,158
Douglas County School District No. RE1, Douglas & Ebert Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC, MBIA-RE	2,540	2,817

		7,975

Connecticut (0.2%)
Connecticut State Health & Educational Facilities Authority, Ascension Health Credit Group, Ser B, RB, 3.500%, 11/15/29, Mandatory Put 02/01/12 @ 100	1,500	1,517

Delaware (1.6%)
Delaware Transportation Authority System, Ser A, RB, 5.000%, 07/01/25, Callable 07/01/19 @ 100	6,460	6,887
Delaware Transportation Authority System, Ser A, RB, 5.000%, 07/01/26, Callable 07/01/19 @ 100	7,305	7,754

		14,641

District of Columbia (1.5%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	8,000	8,502
District of Columbia, Income Tax, Ser B, RB, 5.250%, 12/01/29, Callable 12/01/19 @ 100	5,000	5,228

		13,730

Florida (11.8%)
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, FGIC, MBIA-RE	1,000	1,075
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, FGIC, MBIA-RE	1,000	1,074
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, FSA	5,000	5,293
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,229
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.250%, 06/01/11, Callable 06/01/10 @ 100	1,000	1,003
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC, MBIA-RE	2,130	2,272
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.375%, 06/01/15, Callable 06/01/12 @ 100	1,535	1,671
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.625%, 06/01/15, Callable 06/01/10 @ 101	1,235	1,292
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.000%, 06/01/21, Callable 06/01/18 @ 101	5,635	5,993
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.000%, 06/01/21, Callable 06/01/15 @ 101	3,000	3,141
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, FGIC	3,500	3,715
Florida State Board of Education, Lottery, Ser A, RB, 5.000%, 07/01/18	2,000	2,113
Florida State Board of Education, Lottery, Ser A, RB, 5.000%, 07/01/19, Callable 07/01/18 @ 101	4,550	4,778
Florida State Board of Education, Lottery, Ser B, RB, 5.000%, 07/01/17, Callable 07/01/12 @ 101, NATL- RE, FGIC	4,000	4,140
Florida State Department of Transportation, GO, 5.000%, 07/01/18, Callable 07/01/12 @ 101	8,840	9,214
Florida State Division of Bond Finance, Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, Callable 07/01/09 @ 101, FGIC	2,130	2,157
Florida State Municipal Power Agency, Ser A, RB, 5.000%, 10/01/14	3,600	3,859
Florida State Municipal Power Agency, Ser A, RB, 5.250%, 10/01/19, FSA-CR	3,000	3,179
Florida State Municipal Power Agency, Ser A, RB, 5.250%, 10/01/23, Callable 10/01/18 @ 100, AGC-ICC	5,560	5,711
Florida State, Department of Transportation, Ser A, GO, 5.000%, 07/01/17, Callable 07/01/12 @ 101	3,980	4,174
Greater Orlando Aviation Authority, Orlando Airport Facilities, Ser A, RB, AMT, 6.000%, 10/01/17	9,060	9,329
Jacksonville Sales Tax, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	1,435	1,511
Jacksonville Sales Tax, RB, 5.500%, 10/01/14, Callable 10/01/11 @ 100, AMBAC	1,200	1,252
Jacksonville Sales Tax, RB, 5.500%, 10/01/15, Callable 10/01/11 @ 100, AMBAC	1,550	1,656
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, FSA	1,000	1,064
Lee County Transportation Facility Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,151
Miami-Dade County Water & Sewer, Ser C, RB, 5.000%, 10/01/12, BHAC	2,535	2,784
Orlando Utilities Commission, RB, 5.250%, 10/01/19, Callable 10/01/11 @ 101	2,500	2,621
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 100, FGIC	3,000	3,082
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	9,000	9,781
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, FSA	2,000	2,150
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,773

		106,237

Georgia (1.8%)
Carroll County, GO, 4.500%, 07/01/10, Assured Guaranty	2,500	2,599
Georgia State Finance & Investment Commission, Ser E, GO, 5.000%, 07/01/18	10,000	11,521
Georgia State, Ser B, GO, 5.000%, 07/01/17, Callable 07/01/15 @ 100	2,000	2,236

		16,356

Hawaii (0.6%)
Hawaii State, Ser DQ, GO, 5.000%, 06/01/26	2,500	2,642
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Hawaii State, Ser DQ, GO, 5.000%, 06/01/29, Callable 06/01/19 @ 100	3,000	3,100

		5,742

Illinois (6.7%)
Chicago Transit Authority, Capital Grant Receipts, Ser A, RB, 5.250%, 06/01/23, Callable 06/01/18 @ 100, Assured Guaranty	5,000	5,257
Grundy, Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, Assured Guaranty	8,600	9,669
Illinois State Sales Tax, First Ser, RB, 5.000%, 06/15/22, Callable 06/15/13 @ 100	13,975	14,460
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 06/15/10 @ 100	3,390	3,401
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, FSA	6,400	6,805
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	7,460	8,007
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, FSA	2,500	2,653
Illinois State, GO, 5.000%, 04/01/21, Callable 04/01/18 @ 100	3,200	3,353
Illinois State, GO, 5.000%, 04/01/25, Callable 04/01/18 @ 100	4,500	4,621
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	2,000	2,105

		60,331

Indiana (0.2%)
Purdue University, Student Facilities System, Ser B, RB, 5.000%, 07/01/35, Callable 07/01/19 @ 100	2,000	2,008

Kansas (2.5%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	22,450	22,197

Maryland (1.4%)
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100	7,005	7,525
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500	4,955

		12,480

Massachusetts (3.4%)
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310	5,761
Massachusetts State, Ser B, GO, 5.250%, 08/01/21	15,000	17,022
Massachusetts State, Ser B, GO, 5.250%, 08/01/21, IBC/MBIA-RE	7,000	7,943

		30,726

Michigan (0.9%)
Detroit Sewer Disposal System, Senior Lien, Ser C, RB, 5.000%, 07/01/18, Callable 07/01/16 @ 100, FGIC AGC-ICC	2,500	2,533
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100	2,000	2,055
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,602

		8,190

Missouri (0.8%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20, Callable 05/01/17 @ 100	6,500	7,232

New Jersey (6.8%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	8,000	8,196
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, FSA	8,000	9,065
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @100, FSA	16,500	18,493
New Jersey Economic Development Authority, School Facility Construction, Ser T-3, RB, 5.000%, 09/01/20, Mandatory Put 09/01/14 @ 100, FSA	5,000	5,362
New Jersey Sports & Exposition Authority, Ser B, RB, 5.000%, 09/01/16	7,000	7,643
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	11,835	12,654

		61,413

New York (9.7%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC, MBIA-RE	1,075	1,136
New York City Municipal Water Finance Authority Water & Sewer System, Ser A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100	15,330	16,374
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
New York City Transitional Finance Authority, Building Aid, Ser S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100, State Aid Withholding	7,500	7,934
New York City Transitional Finance Authority, Future Tax, Ser A, RB, 5.500%, 11/01/26, Callable 11/01/11 @ 100	2,000	2,135
New York State Dormitory Authority, State Personal Income Tax, Ser A, RB, 5.000%, 03/15/20, Callable 03/15/18 @ 100	5,570	5,994
New York State Dormitory Authority, State Personal Income Tax, Ser C, RB, 5.000%, 12/15/26, Callable 12/15/16 @ 100	10,000	10,250
New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Fund, Ser C,RB, 5.000%, 10/15/24, Callable 10/15/16 @ 100	5,200	5,479
New York State Thruway Authority, Highway & Bridge Trust Fund, Ser B, RB, 5.000%, 04/01/20, Callable 10/01/17 @ 100	10,645	11,277
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Ser A-1, RB, 5.000%, 04/01/25, Callable 04/01/19 @ 100	5,000	5,166
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Ser B, RB, 5.000%, 04/01/23, Callable 10/01/18 @ 100	3,415	3,573
New York State Thruway Authority, Second Personal Income Tax, Ser A, RB, 5.000%, 03/15/22, Callable 03/15/19 @ 100	4,340	4,618
Tobacco Settlement Financing Corp., Ser A-1, RB, 5.500%, 06/01/14, Callable 06/01/10 @ 100	1,015	1,016
Triborough Bridge & Tunnel Authority, Ser B, RB, 5.250%, 11/15/17, Callable 11/15/12 @ 100	11,000	11,984

		86,936

North Carolina (0.4%)
North Carolina State, GO, 5.000%, 05/01/16, Callable 05/01/13 @ 100	3,500	3,826

Ohio (0.6%)
Ohio State, Infrastructure Improvement, Ser B, GO, 5.000%, 08/01/17	4,765	5,364

Pennsylvania (4.1%)
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Ser B, RB, 5.000%, 06/15/18, Callable 06/15/14 @ 100	5,000	5,007
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, FSA	8,790	10,543
Pennsylvania State, Second Ser, GO, 5.000%, 04/15/26, Callable 04/15/19 @ 100	7,610	8,107
Pennsylvania State, Second Ser, GO, 5.000%, 04/15/27, Callable 04/15/19 @ 100	3,065	3,242
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/23, Callable 03/15/19 @ 100, General Obligation of University	6,750	7,443
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/24, Callable 03/15/19 @ 100, General Obligation of University	2,500	2,742

		37,084

Puerto Rico (1.1%)
Puerto Rico Sales Tax Financing Corp. Sales Tax, Ser A, RB, 5.000%, 08/01/39, Mandatory Put 08/01/11 @ 100	10,000	10,112

South Carolina (0.3%)
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, FSA	2,300	2,485

Tennessee (0.6%)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Vanderbilt University, Ser B, RB, 5.500%, 10/01/29, Callable 10/01/19 @ 100, General Obligation of University	5,000	5,402

Texas (10.8%)
Clear Creek Independent School District, School Building, GO, 5.500%, 02/15/31, Callable 02/15/18 @ 100	6,000	6,242
Corpus Christi Independent School District, School Building, GO, 5.000%, 08/15/18	5,000	5,575
Corpus Christi Independent School District, School Building, GO, 5.000%, 08/15/20, Callable 08/15/19 @ 100	5,000	5,478
Corpus Christi Independent School District, School Building, GO, 5.000%, 08/15/23, Callable 08/15/19 @ 100	6,365	6,809
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000	6,739
Dallas, GO, 5.000%, 02/15/18, Callable 08/13/09 @ 100	5,000	5,007
Garland Texas, Ser A, GO, 5.000%, 02/15/22, Callable 02/15/18 @ 100	4,265	4,526
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Grand Prairie Independent School District, Capital Appreciation, GO, 6.780%, 08/15/28, Callable 08/15/18 @ 51.336(a)	11,610	3,301
Grand Prairie Independent School District, Capital Appreciation, GO, 7.200%, 08/15/39, Callable 08/15/18 @ 22.64(a)	10,000	1,216
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050	4,335
Lewisville Independent School District, School Building, GO, 5.000%, 08/15/22, Callable 02/15/19 @ 100	2,000	2,172
Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 05/15/10 @ 101, FSA	5,500	5,571
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, MBIA	2,690	2,857
Plano Independent School District, Ser A, GO, 5.000%, 02/15/28, Callable 02/15/18 @ 100	3,500	3,624
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Callable 02/01/15 @ 100	3,375	3,486
San Antonio Electric & Gas, Ser A, RB, 5.250%, 02/01/25, Callable 02/01/19 @ 100	5,000	5,329
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, FSA	5,035	5,411
University of Houston, RB, 5.000%, 02/15/20, Callable 02/15/19 @ 100	2,200	2,383
University of Houston, RB, 5.000%, 02/15/25, Callable 02/15/19 @ 100	3,235	3,373
University of Texas Finance Department, Ser D, RB, 5.000%, 08/15/20, Callable 08/15/19 @ 100	12,180	13,442

		96,876

Virginia (2.8%)
Virginia College Building Authority Educational Facilities, 21st Century College & Equipments, Ser A, RB, 5.000%, 02/01/21, Callable 02/01/14 @ 100	8,225	8,635
Virginia College Building Authority Educational Facilities, 21st Century College & Equipments, Ser A, RB, 5.000%, 02/01/27, Callable 02/01/19 @ 100	6,230	6,585
Virginia State Public Building Authority Public Facilities, Ser B, RB, 5.000%, 08/01/27, Callable 08/01/19 @ 100	4,000	4,237
Virginia State Public Building Authority Public Facilities, Ser B, RB, 5.000%, 08/01/29, Callable 08/01/19 @ 100	2,750	2,865
Virginia State Public School Authority, Educational Technology Notes, Ser IX, RB, 5.000%, 04/15/13	2,240	2,503

		24,825

Washington (2.3%)
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC, MBIA-RE	5,200	5,720
Washington State, Ser A, GO, 5.000%, 07/01/20, Callable 07/01/15 @ 100, FSA	7,700	8,196
Washington State, Ser E, GO, 5.000%, 02/01/25, Callable 02/01/19 @100	6,115	6,472

		20,388

West Virginia (1.8%)
West Virginia School Building Authority, Excess Lottery, RB, 5.250%, 07/01/20, Callable 07/01/18 @ 100	5,000	5,342
West Virginia School Building Authority, Excess Lottery, RB, 5.250%, 07/01/21, Callable 07/01/18 @ 100	5,520	5,874
West Virginia School Building Authority, Excess Lottery, RB, 5.250%, 07/01/22, Callable 07/01/18 @ 100	4,810	5,093

		16,309

Total Municipal Bonds		819,559

Money Market Funds (10.2%)
Federated Tax-Free Obligations Fund	50,272,858	50,273
SEI Tax Exempt Trust, Institutional Tax Free Fund	41,117,107	41,117

Total Money Market Funds		91,390

Total Investments (Cost $896,863)(b) — 101.3%		910,949
Liabilities in excess of other assets — (1.3)%		(11,750)

Net Assets — 100.0%		$899,199

(a)	Rate represents the effective yield at purchase.

(b)	Represents cost for financial reporting purposes.

AGC-ICC	Secondarily guaranteed by Assured Guaranty Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

BHAC	Security Guaranteed by Berkshire Hathaway Assurance Corporation

COP	Certificate of Participation

ETM	Escrowed to Maturity
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

FSA-CR	Security has been secondarily guaranteed by FSA

GO	General Obligation

IBC	Insurance Bond Certificate

MBIA	Security guaranteed by Municipal Bond Insurance Association

MBIA-RE	Reinsurance provided by MBIA

NATL-RE	Reinsurance provided by National Reinsurance

PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (48.9%)
Automobiles ABS (16.4%)
AmeriCredit Automobile Receivables Trust, Ser 2008-AF, Cl A2A, 4.470%, 01/12/12	260	261
AmeriCredit Automobile Receivables Trust, Ser 2008-AF, Cl A2B, 2.164%, 01/12/12(a)	798	795
Capital Auto Receivables Asset Trust, Ser 2007-SN1, Cl A4, 0.419%, 02/15/11(a)	2,000	1,870
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A2B, 0.898%, 03/08/11(a)	69	69
Hyundai Auto Receivables Trust, Ser 2006-B, Cl A3, 5.110%, 04/15/11	1,131	1,146

		4,141

Credit Card ABS (12.1%)
American Express Issuance Trust, Ser 2005-1, Cl A, 0.349%, 08/15/11(a)	1,290	1,276
Discover Card Master Trust, Ser 2008-A1, Cl A1, 0.869%, 07/16/12(a)	1,130	1,130
HSBC Private Label Credit Card Master Note Trust, Ser 2007-1, Cl A, 0.339%, 12/16/13(a)	650	637

		3,043

Diversified Financial Services ABS (18.3%)
Collegiate Funding Services Education Loan Trust, Ser 2005-A, Cl A2, 0.691%, 12/28/21(a)	1,254	1,229
Nelnet Student Loan Trust, Ser 2005-3, Cl A, 0.659%, 06/22/17(a)	1,425	1,415
SLC Student Loan Trust, Ser 2006-1, Cl A3, 0.659%, 09/15/17(a)	2,000	1,971

		4,615

Home Equity ABS (2.1%)
Guarantor Trust, Ser 2002-T10, Cl A1, 0.554%, 06/25/32(a)	635	534

Total Asset-Backed Securities		12,333

Collateralized Mortgage Obligations (17.4%)
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2, 7.550%, 11/17/32	261	264
Fannie Mae, Ser 2003-121, Cl FC, 0.714%, 02/25/28(a)	257	255
Fannie Mae, Ser 2003-29, Cl FP, 0.614%, 05/25/28(a)	483	483
Fannie Mae, Ser 2003-8, Cl FB, 0.664%, 03/25/16(a)	1,421	1,416
Freddie Mac, Ser 2589, Cl F, 0.519%, 03/17/33(a)	1,517	1,480
Freddie Mac, Ser 2630, Cl FJ, 0.669%, 06/15/18(a)	442	440
JPMorgan Chase Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	40	41

Total Collateralized Mortgage Obligations		4,379

Money Market Fund (33.7%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	8,497,923	8,498

Total Money Market Fund		8,498

Total Investments (Cost $25,411)(c) — 100.0%		25,210
Other assets in excess of liabilities — 0.0%		2

Net Assets — 100.0%		$25,212

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.7%)
Home Equity ABS (0.3%)
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, 5.214%, Cl 1A6, 08/25/13	145	128
Automobiles ABS (0.4%)
USAA Auto Owner Trust, Ser 2009-1, Cl A3, 3.020%, 06/17/13	201	203

Total Asset-Backed Securities		331

Collateralized Mortgage Obligations (8.8%)
CS First Boston Mortgage Securities Corp., Ser 2001-CK1, Cl A3, 6.380%, 12/18/35	516	529
Fannie Mae, Ser 2004-17, Cl CJ, 4.000%, 04/25/19	507	500
First Union NB-Bank of America Commercial Mortgage Trust, Ser 2001-C1, Cl A2, 6.136%, 03/15/33	579	584
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	814	845
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	607	613
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.644%, 04/01/38(a)	886	847
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.384%, 10/15/44(a)	137	124

Total Collateralized Mortgage Obligations		4,042

U.S. Government Agency Mortgages (86.3%)
Fannie Mae (46.0%)
5.500%, 12/01/16	1,712	1,807
6.000%, 06/01/22	177	188
5.500%, 01/01/24	1,762	1,834
4.000%, 07/01/24	1,791	1,794
5.500%, 05/01/26	1,820	1,890
5.000%, 11/01/28	1,712	1,756
5.500%, 04/01/29	1,018	1,060
5.000%, 11/01/33	4,563	4,669
5.500%, 07/15/35	2,555	2,637
6.000%, 04/01/36	457	479
6.500%, 09/01/36	1,821	1,951
6.500%, 10/01/37	948	1,011

		21,076

Freddie Mac (34.5%)
5.500%, 12/01/22	2,747	2,875
5.000%, 02/01/24	2,876	2,979
4.500%, 06/01/24	2,080	2,124
5.500%, 08/01/28	2,382	2,476
6.000%, 08/01/34	1,731	1,808
6.500%, 06/01/38	185	196
5.500%, 11/01/38	1,513	1,564
6.000%, 11/01/38	1,680	1,755

		15,777

Ginnie Mae (5.8%)
5.500%, 07/15/38	2,583	2,672

Total U.S. Government Agency Mortgages		39,525

U.S. Treasury Obligation (3.3%)
U.S. Treasury Note (3.3%)	1,479	1,504

3.750%, 11/15/18
Total U.S. Treasury Obligation		1,504

Money Market Fund (7.8%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(b)	3,551,812	3,552

Total Money Market Fund		3,552

Total Investments (Cost $47,872)(c) — 106.9%		48,954
Liabilities in excess of other assets — (6.9)%		(3,173)

Net Assets — 100.0%		$45,781

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.0%)
Maryland (92.5%)
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,058
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550	565
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22, Callable 07/01/16 @ 100, AMBAC	1,000	1,046
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.625%, 07/01/39, Callable 07/01/19 @ 100	215	221
Baltimore, GO, 5.000%, 10/15/29, Callable 10/15/19 @ 100	500	518
Baltimore, Ser A, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, FSA	500	525
Charles County, GO, 5.000%, 03/01/16	500	570
Frederick County, GO, 5.000%, 12/01/15	1,075	1,231
Frederick, GO, 5.000%, 03/01/27, Callable 03/01/19 @ 100	500	530
Frederick, GO, 5.000%, 03/01/34, Callable 03/01/19 @100	750	766
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,048
Howard County, GO, 5.000%, 02/15/15	1,000	1,143
Maryland Capital Improvements, Ser A, GO, 5.000%, 02/15/19, Callable 02/15/15 @ 100	1,000	1,092
Maryland Community Development Administration, Department of Housing & Community Development, RB, AMT, 5.000%, 09/01/27, Callable 03/01/17 @ 100	1,000	953
Maryland Community Development Administration, Department of Housing & Community Development, Ser F, RB, 5.700%, 09/01/28, Callable 11/01/18 @ 100	300	313
Maryland Economic Development Corp., Department of Transportation Headquarters, RB, 5.375%, 06/01/19, Callable 06/01/12 @ 100.50	1,000	1,067
Maryland Economic Development Corp., Student Housing, Towson University Project, Ser A, RB, 5.250%, 07/01/37, Callable 07/01/17 @ 100	500	365
Maryland Economic Development Corp., University of Maryland College Park Project, RB, 5.750%, 06/01/18, Prerefunded 06/01/13 @ 100	475	548
Maryland Health & Higher Educational Facilities Authority, Calvert Health System, RB, 5.500%, 07/01/36, Callable 07/01/14 @ 100	1,000	929
Maryland Health & Higher Educational Facilities Authority, Goucher College, RB, 5.375%, 07/01/25, Callable 07/01/14 @ 100	565	565
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100	1,250	1,293
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, Assured Guaranty	300	308
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, Assured Guaranty	500	505
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Ser A, RB, 5.125%, 07/01/34, Prerefunded 07/01/14 @ 100	1,000	1,133
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/20, Callable 07/01/16 @ 100	700	698
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/26, Callable 07/01/16 @ 100	525	504
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, MBIA/FHA	1,000	1,059
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/18	500	576
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100	500	553
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750	853
Maryland State Transportation Authority, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, FSA	500	540
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	1,000	1,075
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	1,000	1,081
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	75	76
Montgomery County Housing Opportunities Commission, Ser A, RB, 6.000%, 07/01/20, Callable 07/01/10 @ 100	520	527
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,008
Montgomery County Revenue Authority, Transportation Fund Lease, Ser A, RB, 5.125%, 11/01/29, Callable 11/01/18 @ 100	250	257
Montgomery County, Department of Liquor Control, Ser A, RB, 5.000%, 04/01/28, Callable 04/01/19 @ 100	300	308
Northeast Waste Disposal Authority, Solid Waste Revenue, RB, AMT, 5.500%, 04/01/11	220	231
Talbot County, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	1,000	1,089

		28,727

Puerto Rico (2.5%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.375%, 08/01/39, Callable 08/01/19 @ 100	750	771

Total Municipal Bonds		29,498

Money Market Funds (3.8%)
Federated Maryland Municipal Cash Trust	1,033,505	1,034
Federated Tax-Free Obligations Fund	161,248	161

Total Money Market Funds		1,195

Total Investments (Cost $29,992)(a) — 98.8%		30,693
Other assets in excess of liabilities — 1.2%		383

Net Assets — 100.0%		$31,076

(a)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

FHA	Security guaranteed by Federal Housing Administration

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.4%)
North Carolina (92.5%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @ 100, MBIA	500	494
Cabarrus County, Installment Financing Contract, COP, 5.000%, 01/01/29, Callable 01/01/19 @ 100	500	498
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/21, Callable 08/01/18 @ 100	600	652
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,855	1,873
Charlotte Airport, Ser B, RB, AMT, 6.000%, 07/01/24, Callable 07/01/10 @ 100.50, MBIA	1,000	1,009
Charlotte Water & Sewer System, RB, 5.000%, 07/01/38, Callable 07/01/18 @ 100	1,000	1,024
Charlotte, Convention Facilities Project, Ser A, COP, 5.500%, 08/01/19, Callable 08/01/13 @ 101	1,000	1,091
Charlotte-Mecklenburg Hospital Authority Health Care System, Ser A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000	1,021
Dare County, COP, 5.000%, 06/01/23, Callable 12/01/12 @ 100, AMBAC	830	804
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,691
Iredell County Shcool Project, COP, 5.125%, 06/01/27, Callable 06/01/18 @ 100, FSA	1,000	1,037
Lenoir County North Carolina, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, FSA	500	539
New Hanover County Hospital, New Hanover Regional Medical Center, Ser B, RB, 5.125%, 10/01/31, Callable 10/01/19 @ 100, FSA	2,000	1,939
North Carolina Capital Facilities Finance Agency Educational Facilities, Wake Forest University, RB, 5.000%, 01/01/38, Callable 01/01/19 @ 100	2,000	2,026
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100	2,000	2,251
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser B, RB, 5.000%, 10/01/38, Callable 04/01/19 @ 100	1,000	1,008
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	516
North Carolina Housing Finance Agency, Homeownership, Ser 27-A, RB, AMT, 5.550%, 07/01/38, Callable 07/01/18 @ 100	500	495
North Carolina Medical Care Commission Health Care Facilities, Ser A, RB, 6.125%, 10/01/39, Callable 10/01/14 @100	750	766
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.625%, 10/01/29, Callable 10/01/14 @ 100, Assured Guaranty	500	510
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.875%, 10/01/38, Callable 10/01/14 @ 100, Assured Guaranty	500	512
North Carolina Medical Care Commission Health System, RB, 5.000%, 10/01/25, Callable 10/01/17 @ 100, FSA	1,000	1,009
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,321
North Carolina Medical Care Commission, Health Care Facilities, University Health Systems, Ser D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000	2,106
North Carolina Medical Care Commission, Health Care Facilities, University Health Systems, Ser E-1, RB, 5.750%, 12/01/36	1,000	1,032
North Carolina Municipal Power Agency, No.1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000	1,078
North Carolina State Capital Improvement Obligation, Annual Appropriation, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/19 @ 100	2,750	2,884
North Carolina State Education Assistance Authority, Ser Q-2, RB, AMT, 0.720%, 07/01/36, Guaranteed Student Loans(a)(b)	950	950
North Carolina State, Ser B, COP, 5.000%, 06/01/21, Callable 06/01/14 @ 100	1,000	1,038
Onslow County Hospital Authority, Onslow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, MBIA/FHA	500	504
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Raleigh Durham Airport Authority, RB, AMT, 5.000%, 05/01/12, MBIA - FGIC	1,000	1,043
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	1,947
Raleigh North Carolina Combined Enterprise System, RB, 5.000%, 03/01/31, Callable 03/01/14 @ 100	1,000	1,022
University of North Carolina at Chapel Hill, RB, 5.000%, 12/01/31, Callable 12/01/17 @ 100	1,270	1,302
University of North Carolina Systems Pool, Ser A, RB, 5.250%, 10/01/28, Callable 10/01/19 @ 100	500	522
Wake County Hospital, RB, 5.125%, 10/01/13, Callable 10/01/13 @ 100, MBIA, ETM	350	398
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,000	1,030
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	250	263
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/34, Callable 06/01/19 @ 100	1,000	1,020
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39, Callable 06/01/19 @ 100	3,000	3,047

		45,272

Puerto Rico (3.9%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/09 @ 100	1,000	975
Puerto Rico Sales Tax Financing Corporation Sales Tax, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,000	940

		1,915

Total Municipal Bonds		47,187

Money Market Funds (4.9%)
Federated Tax-Free Obligations Fund	1,732,907	1,733
SEI Tax Exempt Trust, Institutional Tax Free Fund	661,195	661

Total Money Market Funds		2,394

Total Investments (Cost $49,122)(c) — 101.3%		49,581
Liabilities in excess of other assets — (1.3)%		(615)

Net Assets — 100.0%		$48,966

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2009 are identified below (in thousands):

Issue Description	Acquisition Date	Cost ($)	Par ($)	Value ($)	Percentage of Net Assets (%)
North Carolina State Education Assistance Authority	12/10/07	950	950	950	1.94

(c)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FHA	Security guaranteed by Federal Housing Administration

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (85.8%)
Advertising (0.1%)
Valassis Communications, Inc., 2.060%, 03/02/14(a)(b)	343	314
Valassis Communications, Inc., 2.070%, 03/02/14(a)(b)	114	104

		418

Aerospace/Defense (1.1%)
AM General Corp., 3.311%, 09/30/12(a)(b)	238	219
AM General Corp., 3.315%, 09/30/12(a)(b)	5,403	4,971
Hawker Beechcraft, Inc., 2.616%, 04/02/14(a)(b)	6,137	4,156
Hawker Beechcraft, Inc., 3.220%, 04/02/14(a)(b)	361	245

		9,591

Auto Manufacturers (0.9%)
Ford Motor Co., 3.590%, 12/15/13(a)(b)	9,962	7,219

Beverages (0.2%)
Constellation Brands, Inc., 1.875%, 06/01/13(a)(b)	1,535	1,457

Chemicals (6.4%)
Ashland, Inc., 6.750%, 05/21/13(a)(b)	1,467	1,463
Ashland, Inc., 7.650%, 05/21/14(a)(b)	15,168	15,287
Celanese Holdings LLC, 2.942%, 04/02/14(a)(b)	5,626	5,204
Columbian Chemicals Co., 6.625%, 02/11/13(a)(b)	4,295	3,178
Compass Minerals International, Inc., 2.318%, 12/22/12(a)(b)	2,392	2,320
DaVita, Inc., 2.043%, 10/05/12(a)(b)	5,000	4,727
Huntsman International LLC, 2.058%, 08/16/12(a)(b)	3,438	3,092
Ineos Group Holdings PLC, 7.001%, 12/14/12(a)(b)	1,328	996
Ineos Group Holdings PLC, 7.501%, 12/14/13(a)(b)	6,040	4,412
Ineos Group Holdings PLC, 8.001%, 12/14/14(a)(b)	1,405	1,028
Macdermid Holdings LLC, 2.310%, 04/11/14(a)(b)	2,007	1,600
Nalco Holding Co., 6.500%, 05/07/16(a)(b)	4,000	4,003
Rockwood Specialities Group, Inc., 6.000%, 07/30/12(a)(b)	2,923	2,904
Solutia, Inc., 7.250%, 02/28/14(a)(b)	2,978	2,741
Univar, 4.220%, 10/10/14(a)(b)	1,917	1,618

		54,573

Coal (0.2%)
Alpha Natural Resources, Inc., 2.125%, 10/26/12(a)(b)	1,839	1,802

Commercial Services (4.5%)
Astoria Generating Co. LLC, 2.071%, 08/13/13(a)(b)	2,983	2,792
BNY ConvergEX Group, 3.310%, 09/30/13(a)(b)	1,257	1,182
BNY ConvergEx Group, 3.310%, 10/02/13(a)(b)	3,128	2,940
BRSP LLC, 0.000%, 06/24/14(a)(b)(c)	2,500	2,412
Catalina Marketing Corp., 3.318%, 10/01/14(a)(b)	1,275	1,187
Dresser, Inc., 3.104%, 05/04/14(a)(b)	2,178	1,976
Dresser, Inc., 6.068%, 05/04/15(a)(b)	1,250	880
H3C Holdings Ltd., 4.794%, 09/28/12(a)(b)	2,160	1,771
Live Nation, Inc., 4.090%, 06/21/13(a)(b)	3,747	3,409
Live Nation, Inc., 4.470%, 06/21/13(a)(b)	2,442	2,222
Macrovision Solutions Corp., 6.000%, 05/09/13(a)(b)	837	831
Merrill Corp., 3.347%, 05/15/11(a)	1,360	959
Merrill Corp., 7.174%, 10/01/13(a)	2,000	990
National Money Mart Co., 3.970%, 10/30/12(a)(b)	1,121	965
National Money Mart Co., 3.970%, 10/30/12(a)(b)	824	710
Quintiles Transnational Corp., 2.883%, 03/21/13(a)(b)	965	897
QVC, Inc., 3.813%, 10/04/11(a)(b)	1,119	1,093
QVC, Inc., 4.313%, 10/04/11(a)(b)	1,007	983
QVC, Inc., 4.813%, 10/04/11(a)(b)	895	869
QVC, Inc., 5.313%, 10/04/11(a)(b)	895	868
QVC, Inc., 5.813%, 10/04/11(a)(b)	4,407	4,303
Sedgwick CMS Holdings, Inc., 2.569%, 01/31/13(a)(b)	1,770	1,593
TL Acquasitions, Inc., 2.820%, 07/03/14(a)(b)	997	833
Travelport, Inc., 0.000%, 08/23/13(a)(b)	1,000	967

		37,632

Computers (0.3%)
Network Solutions LLC, 3.044%, 03/07/14(a)(b)	2,168	1,832
Seahawk Acquisition Corp., 3.470%, 06/12/14(a)(b)	947	859

		2,691

Consumer Discretionary (0.2%)
Toys “R” Us, Inc., 4.565%, 07/16/12(a)(b)	1,750	1,606

Diversified Financial Services (3.0%)
East Valley Tourist Development Authority, 7.819%, 08/06/14(a)(d)	3,000	1,800
First Data Corp., 3.065%, 09/24/14(a)(b)	4,479	3,352
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Harland Clarke Holdings Corp., 3.280%, 04/01/14(a)(b)	2,768	2,141
Nelson Finance LLC, 2.321%, 08/09/13(a)(b)	3,597	3,240
Peach Holdings, Inc., 5.054%, 11/21/13(a)(b)	652	272
RiskMetrics Group, Inc., 3.220%, 01/11/14(a)(b)	3,990	3,755
TD AMERITRADE Holding Corp., 1.820%, 12/31/12(a)(b)	11,121	10,690

		25,250

Diversified Operations (0.6%)
Aramark Corp., 3.095%, 01/27/14(a)(b)	60	55
Aramark Corp., 3.095%, 01/27/14(a)(b)	940	867
McJunkin Red Man Corp., 3.560%, 01/31/14(a)(b)	997	912
McJunkin Red Man Corp., 3.569%, 01/31/14(a)(b)	4,500	3,285

		5,119

Electric (4.2%)
Calpine Corp., 2.960%, 03/29/14(a)(b)	3,988	2,891
Calpine Corp., 3.475%, 03/29/14(a)(b)	1,995	1,764
Mirant North America LLC, 6.595%, 01/03/13(a)(b)	1,817	1,707
NRG Energy, Inc., 1.259%, 02/01/13(a)(b)	7,702	7,236
NRG Energy, Inc., 2.720%, 02/01/13(a)(b)	14,257	13,394
TXU Energy Co. LLC, 1.500%, 10/10/14(a)(b)	130	90
TXU Energy Co. LLC, 3.821%, 10/10/14(a)(b)	1,975	1,407
TXU Energy Co. LLC, 3.821%, 10/10/14(a)(b)	5,870	4,078
TXU Energy Co. LLC, 3.821%, 10/27/14(a)(b)	4,886	3,487

		36,054

Energy (2.0%)
Covanta Energy Corp., 1.875%, 02/09/14(a)(b)	3,225	2,991
Covanta Energy Group, 2.692%, 02/09/14(a)(b)	1,624	1,506
First Light Power Resources, Inc., 5.750%, 10/19/11(a)(b)	4,280	3,167
First Light Power Resources, Inc., 3.750%, 10/19/13(a)(b)	106	94
FirstLight Power Resources, Inc., 3.125%, 10/19/13(a)(b)	820	730
KGen LLC, 2.063%, 02/01/14(a)(b)	3,040	2,736
KGen LLC, 3.000%, 02/01/14(a)(b)	2,371	2,015
Longview Power LLC, 2.938%, 02/27/14(a)(b)	1,167	910
Longview Power LLC, 2.938%, 02/27/14(a)(b)	1,000	780
Longview Power LLC, 3.500%, 02/27/14(a)(b)	333	260
MACH Gen LLC, 3.579%, 02/22/13(a)(b)	1,068	907
NSG Holdings LLC, 2.129%, 06/15/14(a)(b)	305	278
NSG Holdings LLC, 2.194%, 06/15/14(a)(b)	51	47

		16,421

Entertainment (2.1%)
Carmike Cinemas, Inc., 4.100%, 05/19/12(a)(b)	2,168	1,974
Carmike Cinemas, Inc., 5.190%, 05/19/12(a)(b)	819	746
Cedar Fair LP, 2.323%, 08/30/12(a)(b)	3,315	3,050
Cinemark, Inc., 2.242%, 10/04/13(a)(b)	6,442	6,065
Rainbow National Services, 1.324%, 06/28/13(a)(b)	6,498	6,141

		17,976

Food (2.0%)
Wm. Wrigley Jr. Co., 6.500%, 08/15/14(a)(b)	17,214	17,275

Forest Products & Paper (1.7%)
Georgia-Pacific Corp., 2.320%, 01/27/11(a)(b)	2,981	2,892
Georgia-Pacific Corp., 2.557%, 12/20/12(a)(b)	12,217	11,496

		14,388

Health Care (15.7%)
Axcan Intermediate Holdings, 4.090%, 02/18/14(a)(b)	1,863	1,818
Bausch & Lomb, Inc., 1.500%, 04/22/15(a)(b)	101	92
Bausch & Lomb, Inc., 4.170%, 04/22/15(a)(b)	303	277
Bausch & Lomb, Inc., 4.470%, 04/22/15(a)(b)	1,592	1,457
Biomet, Inc., 3.579%, 03/25/15(a)(b)	4,972	4,641
Boston Scientific Corp., 2.339%, 04/21/11(a)(b)	11,500	10,875
Capella Healthcare, Inc., 5.750%, 03/02/15(a)(b)	2,925	2,750
Carestream Health, Inc., 2.319%, 04/30/13(a)(b)	5,624	5,000
Carestream Health, Inc., 5.569%, 10/30/13(a)(b)	1,000	656
Community Health Systems, 2.569%, 07/25/14(a)(b)	890	799
Community Health Systems, 2.900%, 07/25/14(a)(b)	17,439	15,672
CRC Health Corp., 3.470%, 02/06/13(a)(b)	2,903	2,250
Golden Gate National Care LLC, 3.069%, 04/07/11(a)(b)	9,392	8,547
Harlan Sprague Dawley, Inc., 2.825%, 07/11/14(a)(b)	7,890	6,825
HCA, Inc., 2.970%, 11/17/12(a)(b)	13,567	12,309
HCA, Inc., 2.848%, 11/06/13(a)(b)	10,722	9,673
Health Management Associates, 2.970%, 02/28/14(a)(b)	7,382	6,482
Iasis Healthcare Corp., 2.310%, 03/15/14(a)(b)	191	175
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Iasis Healthcare Corp., 2.319%, 03/15/14(a)(b)	711	648
Iasis Healthcare Corp., 2.319%, 03/15/14(a)(b)	2,054	1,873
IM US Holdings LLC, 2.680%, 06/26/14(a)(b)	2,992	2,792
Invacare Corp., 3.289%, 02/12/13(a)(b)	633	574
Life Technologies Corp., 5.250%, 09/22/15(a)(b)	3,487	3,500
LifePoint Hospitals, Inc., 2.295%, 04/15/12(a)(b)	4,509	4,269
Multiplan, Inc., 2.875%, 04/12/13(a)(b)	1,216	1,116
Multiplan, Inc., 2.875%, 04/12/13(a)(b)	738	674
Mylan, Inc., 3.815%, 10/02/14(a)(b)	3,182	3,065
National Mentor Holdings, Inc., 2.509%, 06/28/13(a)(b)	110	92
National Mentor Holdings, Inc., 3.220%, 06/28/13(a)(b)	1,833	1,540
Royalty Pharma, 2.848%, 04/16/13(a)(b)	5,831	5,565
Sun Healthcare Group, Inc., 3.116%, 04/12/14(a)(b)	1,536	1,358
Sun Healthcare Group, Inc., 3.220%, 04/12/14(a)(b)	322	284
Talecris Biotherapeutics, Inc., 4.423%, 12/06/13(a)(b)	8,064	7,298
Talecris Biotherapeutics, Inc., 7.420%, 12/18/14(a)(b)	4,000	3,570
Vanguard Health Systems, Inc., 2.569%, 09/23/11(a)(b)	4,879	4,653

		133,169

Industrials (0.7%)
Brand Services, Inc., 3.780%, 02/07/14(a)(b)	1,300	1,145
URS Corp., 1.924%, 10/16/12(a)(b)	4,502	4,435

		5,580

Information Technology (0.9%)
Audatex Holding GmbH, 2.438%, 05/15/14(a)(b)	494	468
Flextronics International Ltd., 3.458%, 10/01/12(a)(b)	5,619	4,972
Flextronics International Ltd., 2.569%, 10/01/14(a)(b)	763	633
Flextronics International Ltd., 3.040%, 10/01/14(a)(b)	1,447	1,201
Flextronics International Ltd., 3.381%, 10/01/14(a)(b)	460	382

		7,656

Insurance (0.1%)
Hub International Ltd., 3.720%, 06/12/14(a)(b)	801	699
Hub International Ltd., 3.720%, 06/12/15(a)(b)	180	157

		856

Investment Company (0.1%)
USPF Holdings LLC, 2.068%, 04/11/14(a)(b)	1,831	1,685

Lodging (0.9%)
Cannery Casino Resorts LLC, 2.565%, 05/18/13(a)(b)	1,390	1,196
Cannery Casino Resorts LLC, 2.568%, 05/18/13(a)(b)	1,149	988
Kerzner International Ltd., 3.620%, 08/31/13(a)(b)	1,284	469
Kerzner International Ltd., 3.658%, 08/31/13(a)(b)	212	77
Kerzner International Ltd., 4.220%, 08/31/13(a)(b)	2,257	824
Metro-Goldwyn-Mayer, Inc., 3.560%, 04/08/12(a)(b)	2,920	1,635
Metro-Goldwyn-Mayer, Inc., 3.560%, 04/08/12(a)(b)	3,226	1,774
MGM Mirage, Inc., 3.501%, 11/22/09(a)(b)	1,279	934

		7,897

Machinery Diversified (0.3%)
NACCO Materials Handling Group, Inc., 3.021%, 02/24/13(a)(b)	3,395	2,241

Media (8.3%)
Block Communications, Inc., 2.598%, 12/19/12(a)(b)	985	852
Cablevision Systems Corp., 2.070%, 03/21/12(a)(b)	1,990	1,866
Cablevision Systems Corp., 1.333%, 12/13/13(a)(b)	9,441	8,985
DIRECTV Holdings LLC, 5.250%, 03/01/13(a)(b)	6,457	6,419
Discovery Communications, Inc., 5.250%, 05/14/14(a)(b)	12,965	12,943
Getty Images, Inc., 6.250%, 07/02/15(a)(b)	5,462	5,420
Insight Midwest Holdings LLC, 1.820%, 10/06/13(a)(b)	11,818	11,227
Mediacom LLC, 1.800%, 01/31/15(a)(b)	9,951	9,097
Quebecor Media, Inc., 3.131%, 01/17/13(a)(b)	2,903	2,670
Quebecor World, Inc., 0.000%, 06/09/12(a)(b)(c)	3,500	3,302
San Juan Cable LLC, 2.070%, 10/31/12(a)(b)	965	825
Telesat Holdings, Inc., 3.310%, 10/16/14(a)(b)	5,022	4,666
Telesat Holdings, Inc., 4.220%, 10/16/14(a)(b)	431	401
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
WideOpenWest Finance LLC, 2.825%, 06/30/14(a)(b)	1,995	1,699

		70,372

Miscellaneous Manufacturer (2.1%)
Activant Solutions Holdings, Inc., 2.850%, 05/01/13(a)(b)	3,570	2,927
Bombardier, Inc., 3.672%, 06/28/13(a)(b)	4,380	2,869
EPCO Holdings, Inc., 1.314%, 08/07/12(a)(b)	10,000	8,500
John Maneely Co., 4.052%, 12/06/13(a)(b)	4,541	3,578

		17,874

Oil & Gas (4.8%)
Alon Refining Krotz Springs, Inc., 2.645%, 08/04/13(a)(d)	887	567
Alon Refining Krotz Springs, Inc., 2.887%, 08/04/13(a)(d)	111	71
Alon Refining Krotz Springs, Inc., 10.749%, 07/03/14(a)(d)	949	722
Atlas Pipeline Partners LP, 6.755%, 07/27/14(a)(b)	6,317	5,962
ATP Oil & Gas Corp., 8.500%, 07/15/14(a)(b)	663	498
ATP Oil & Gas Corp., 8.500%, 07/15/14(a)(b)	2,520	1,895
Enterprise GP Holdings LP, 3.064%, 10/27/14(a)(b)	10,890	10,482
Niska Gas Storage, 2.068%, 05/01/13(a)(b)	376	353
Niska Gas Storage, 2.069%, 05/01/13(a)(b)	555	522
Niska Gas Storage, 2.069%, 05/01/13(a)(b)	5,393	5,069
Petroleum Geo-Services ASA, 2.970%, 06/29/15(a)(b)	10,615	9,678
TPF Generation Holdings LLC, 3.220%, 12/15/11(a)(b)	276	259
TPF Generation Holdings LLC, 2.319%, 12/15/13(a)(b)	2,504	2,352
TPF Generation Holdings LLC, 3.220%, 12/15/13(a)(b)	543	510
Vulcan Energy Corp., 5.500%, 09/13/11(a)(b)	1,919	1,862

		40,802

Packaging & Containers (0.3%)
Anchor Glass Container Corp., 6.750%, 06/20/14(a)(b)	1,153	1,109
Graphic Packaging Holding Co., 3.031%, 05/16/14(a)(b)	1,700	1,579

		2,688

Pipelines (1.9%)
Energy Transfer Equity LP, 2.706%, 02/08/12(a)(b)	12,250	11,645
Targa Resources, Inc., 2.312%, 10/31/12(a)(b)	2,845	2,725
Targa Resources, Inc., 3.220%, 10/31/12(a)(b)	1,654	1,584

		15,954

Real Estate (0.6%)
Mattamy Group, 2.938%, 04/11/13(a)(b)	2,937	2,174
Realogy Corp., 4.177%, 10/09/13(a)(b)	3,536	2,539
Realogy Corp., 4.192%, 10/09/13(a)(b)	952	684

		5,397

Retail (2.9%)
Capital Automotive LP, 2.070%, 12/16/10(a)(b)	5,519	4,167
Dollar General Corp., 3.432%, 07/04/14(a)(b)	4,000	3,793
Gregg Appliances, Inc., 2.320%, 07/25/13(a)(b)	890	739
Neiman Marcus Group, Inc., 2.509%, 04/06/13(a)(b)	5,000	3,800
Petco Animal Supplies, Inc., 3.122%, 10/26/13(a)(b)	930	870
Sports Authority, Inc. (The), 2.848%, 04/06/13(a)(b)	2,910	1,760
SUPERVALU, Inc., 1.194%, 06/02/11(a)(b)	9,778	9,330

		24,459

Telecommunication Services (15.4%)
Asurion Corp., 3.599%, 07/03/14(a)(b)	7,000	6,618
Bresnan Communications LLC, 2.905%, 09/29/13(a)(b)	1,500	1,401
Centennial Communications Corp., 3.181%, 02/04/11(a)(b)	8,720	8,663
Cequel Communications LLC, 2.323%, 10/01/13(a)(b)	4,410	4,027
Cequel Communications LLC, 4.819%, 05/05/14(a)(b)	1,000	847
Cequel Communications LLC, 6.319%, 05/06/14(a)(b)	1,000	867
Consolidated Commnunications Holdings, Inc., 2.810%, 12/29/14(a)(b)	5,000	4,337
FairPoint Communications, Inc., 5.750%, 04/01/16(a)(b)	9	6
Intelsat Corp. (PanAmSat), 2.819%, 07/03/13(a)(b)	1,968	1,806
Intelsat Corp. (PanAmSat), 2.819%, 07/03/13(a)(b)	1,968	1,806
Intelsat Corp. (PanAmSat), 2.819%, 07/03/13(a)(b)	1,968	1,806
Intelsat Jackson Holdings Ltd., 3.319%, 01/01/14(a)(b)	8,473	7,044
Level 3 Communications, Inc., 3.155%, 03/01/14(a)(b)	5,000	4,135
Level 3 Communications, Inc., 11.500%, 03/13/14(a)(b)	12,750	13,069
MCC Iowa LLC, 2.040%, 01/31/15(a)(b)	1,950	1,833
MetroPCS Wireless, Inc., 3.045%, 11/03/13(a)(b)	4,974	4,717
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
One Communications Corp., 4.403%, 06/30/12(a)(b)	1,000	910
Optasite, Inc., 1.969%, 11/01/10(a)(b)	19,797	18,807
Qwest Services Corp., 6.950%, 07/18/10(a)(b)	3,600	3,595
Sorenson Communications, Inc., 2.820%, 08/01/13(a)(b)	3,797	3,449
Stratos Global Corp., 3.098%, 02/13/12(a)(b)	261	252
Stratos Global Corp., 3.098%, 02/13/12(a)(b)	2,649	2,550
Telcordia Technologies, Inc., 3.304%, 03/08/11(a)(b)	4,150	3,113
UPC Financing Partnership, 3.065%, 09/02/13(a)(b)	3,000	2,820
UPC Financing Partnership, 2.065%, 12/31/14(a)(b)	2,593	2,392
UPC Financing Partnership, 3.815%, 12/31/16(a)(b)	1,407	1,335
Virgin Media Investment Holdings Ltd., 4.600%, 09/03/12(a)(b)	3,895	3,734
West Corp., 2.689%, 10/23/13(a)(b)	2,402	2,184
Wind Acquisition Holdings, 8.357%, 12/07/11(a)(b)	17,986	18,028
Wind Acquisition Holdings, 7.991%, 11/26/14(a)(b)	2,500	2,362
Windstream Corp., 2.476%, 07/17/13(a)(b)	1,965	1,851
Windstream Corp., 6.250%, 04/23/15(a)(b)	1,000	575

		130,939

Transportation (1.1%)
Hertz Corp., 2.070%, 12/21/12(a)(b)	4,217	3,864
Hertz Corp., 2.970%, 12/21/12(a)(b)	772	707
Volnay Acquisition (Compagnie Generale), 3.909%, 01/12/14(a)(b)	4,655	4,469

		9,040

Utilities (0.2%)
AES Corp. (The), 5.081%, 07/10/10(a)(b)	1,833	1,783

Total Bank Loans		727,864

Corporate Bonds (10.2%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	1,000	925

Apparel (0.1%)
Limited Brands, Inc., 8.500%, 06/15/19(b)	535	512

Beverages (0.3%)
Cott Beverages, Inc., 8.000%, 12/15/11, Callable 12/15/09 @ 100	2,600	2,418

Building (0.1%)
Owens Corning, Inc., 9.000%, 06/15/19	1,000	970

Chemicals (0.1%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	1,000	1,040

Commercial Services (0.1%)
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	660	633

Diversified Financial Services (0.8%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	400	303
American General Finance Corp., Ser I, MTN, 5.850%, 06/01/13	2,000	1,147
Bank of America Corp., Ser K, 8.000%(e)	2,250	1,879
CIT Group, Inc., Ser A, MTN, 7.625%, 11/30/12	4,000	2,739
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	1,400	1,092

		7,160

Diversified Minerals (1.1%)
Teck Cominco Ltd., 6.125%, 10/01/35	1,000	734
Teck Resources Ltd., 10.250%, 05/15/16, Callable 05/15/13 @ 105.13(b)	8,000	8,380

		9,114

Diversified Operations (0.2%)
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	2,000	1,625

Electric (0.5%)
Energy Future Holdings Corp., Ser P, 5.550%, 11/15/14	850	537
Energy Future Holdings Corp., Ser Q, 6.500%, 11/15/24	500	250
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	3,500	3,391

		4,178

Environmental Control (0.4%)
Allied Waste North America, Inc., Ser B, 5.750%, 02/15/11	3,700	3,728

Food (0.0%)
Smithfield Foods, Inc., 10.000%, 07/15/14(b)	50	49

Forest Products & Paper (0.2%)
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)	1,000	915
Verso Paper Holdings LLC, Ser B, 9.125%, 08/01/14, Callable 08/01/10 @ 104.56	350	163
Verso Paper Holdings LLC, Ser B, 11.375%, 08/01/16, Callable 08/01/11 @ 105.69	2,650	742

		1,820

Health Care (0.2%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	1,000	965
HCA, Inc., 8.750%, 09/01/10	1,100	1,103

		2,068

Insurance (0.1%)
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	1,000	635

Lodging (0.3%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	1,000	1,020
Harrah’s Operating Co., Inc., 10.000%, 12/15/18, Callable 12/15/13 @ 105	1,500	863
MGM Mirage, Inc., 10.375%, 05/15/14(b)	1,000	1,037

		2,920

Machinery Diversified (0.1%)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	1,000	1,000

Media (0.2%)
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 08/07/09 @ 100	500	476
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	1,000	951

		1,427

Oil & Gas (1.5%)
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	300	285
SandRidge Energy, Inc., 4.833%, 04/01/14, Callable 04/01/10 @ 102(a)	1,000	786
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	11,500	10,465
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	1,000	887

		12,423

Pipelines (0.2%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,000	2,055

Telecommunication Services (3.5%)
Centennial Communications Corp., 6.958%, 01/01/13, Callable 01/01/10 @ 100(a)	7,500	7,463
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)	3,000	2,888
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	5,850	6,055
Hughes Network Systems LLC, 9.500%, 04/15/14, Callable 04/15/10 @ 104.75(b)	1,000	975
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	3,000	2,850
Level 3 Financing, Inc., 5.474%, 02/15/15, Callable 12/15/09 @ 102(a)	2,000	1,360
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	900	846
Qwest Capital Funding, Inc., 7.000%, 08/03/09	1,000	1,000
Sprint Nextel Corp., 1.001%, 06/28/10(a)	5,000	4,714
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	1,000	985

		29,136

Transportation (0.1%)
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	1,000	974

Total Corporate Bonds		86,810

Convertible Corporate Bonds (0.4%)
Financials (0.1%)
AmeriCredit Corp., 2.125%, 09/15/13(b)	1,000	663

Media (0.3%)
Sinclair Broadcast Group, Inc., 3.000%, 05/15/27, Callable 05/20/10 @ 100	3,100	2,619

Total Convertible Corporate Bonds		3,282

U.S. Treasury Obligations (1.0%)
U.S. Treasury Bills(f) (1.0%)
0.234%, 07/02/09	6,500	6,500
0.130%, 08/20/09	2,000	2,000

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Total U.S. Treasury Obligations		8,500

Money Market Fund (5.9%)
RidgeWorth Institutional Cash Management Money Market Fund(g)	50,034,835	50,035

Total Money Market Fund		50,035

Total Investments (Cost $882,246)(h) — 103.3%		876,491

Liabilities in excess of other assets — (3.3)%		(28,430)

Net Assets — 100.0%		$848,061

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 88.6% of net assets as of June 30, 2009.

(c)	This security has not settled as of June 30, 2009 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2009 are identified below (in thousands):

Issue	Acquisition				Percent of
Description	Date	Cost($)	Par($)	Value($)	Net Assets(%)
Alon Refining Krotz Springs, Inc.	04/29/09	465	886	567	0.07
Alon Refining Krotz Springs, Inc.	04/29/09	58	111	71	0.01
Alon Refining Krotz Springs, Inc.	07/02/08	911	949	722	0.09
East Valley Tourist Development Authority	08/06/07	2,970	3,000	1,800	0.21

(e)	Perpetual maturity.

(f)	Rate represents the effective yield at purchase.

(g)	Affiliate investment.

(h)	Represents cost for financial reporting purposes.

MTN	Medium Term Note
As of June 30, 2009, the Fund had the following unfunded loan commitments (in thousands):

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)

Brand Services	7,500	(1,249)
Calpine Corp.	1,513	(416)
MGM Mirage, Inc.	1,100	(297)
Telcordia Technologies, Inc.	850	(212)

		(2,174)

The commitments are available until the maturity date of the respective security.
Credit Default Swap Agreements — Sell Protection

				Implied Credit
		Notional	Fixed	Spread as of	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	06/30/09(%)	Date	Value($)
North America High Yield CDX Indices, Series 12	Barclays Bank PLC	(9,800)	5.00	9.46	06/20/14	(1,239)

						(1,239)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occuring that would require a seller to make payment to a buyer. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
At June 30, 2009, liquid assets totaling $89,335, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2009.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Global Strategy Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligation (3.1%)
U.S. Treasury Bill (3.1%)
0.109%, 07/16/09	300	300

Total U.S. Treasury Obligation		300

Money Market Fund (98.2%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	9,575,461	9,575

Total Money Market Fund		9,575

Total Investments (Cost $9,875)(c) — 101.3%		9,875

Liabilities in excess of other assets — (1.3)%		(129)

Net Assets — 100.0%		$9,746

(a)	Rate represents the effective yield at purchase.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.
Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	1,150	5.000	06/20/14	(52)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	570	5.000	06/20/14	(25)

					(77)

Interest Rate Swaps

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Fixed 10-Year Japan, the Fund receives fixed 1.38% 10-Year Japan, pays 6 month libor (Japan)	Barclays Bank PLC	545	1.38	05/29/19	(1)
Fixed 10-Year Japan, the Fund receives fixed 1.44% 10-Year Japan, pays 6 month libor (Japan)	Barclays Bank PLC	545	1.44	06/04/19	(4)
Fixed 7-Year South Africa, the Fund receives fixed 8.72% fixed, pays 3 month Johannesburg Interbank Agreed Rate (South Africa)	Barclays Bank PLC	2,132	8.72	06/13/16	7
Fixed 3-Year Euro, the Fund receives fixed 2.38%, pays 6 month Euro Libor (Euro)	Barclays Bank PLC	1,848	2.38	06/23/12	(6)
Fixed 3-Year United Kingdom, the Fund receives fixed 3.01%, pays 6 month BBA Libor (United Kingdom)	Barclays Bank PLC	2,059	3.01	06/19/12	(4)
Fixed 3-Year Norway, the Fund receives fixed 3.38%, pays 6 month Norway Interbank Offered Rate (Norway)	JPMorgan	4,100	3.38	06/12/12	(11)
Fixed 10-Year Canada, the Fund receives fixed 3.62%, pays 3 month Canadian Bankers Acceptance (Canada)	Barclays Bank PLC	593	3.62	06/23/19	(5)
Fixed 3-Year Australia, the Fund receives fixed 4.92%, pays 6 Month Australian Bank Bill Mid (Australia)	JPMorgan	1,751	4.92	06/25/12	(3)
Fixed 4-Year Switzerland, the Fund receives fixed 1.59%, pays 6 month Swiss Franc Libor (Switzerland)	Barclays Bank PLC	2,880	1.60	06/26/13	(5)
Fixed 3-Year New Zealand, the Fund receives fixed 4.66%, pays 3 month New Zealand Bank Bill Mid (New Zealand)	JPMorgan	5,737	4.66	06/26/12	(25)
Fixed 3-Year South Africa, the Fund receives fixed 8.25%, pays 3 month Johannesburg Interbank Agreed Rate (South Africa)	JPMorgan	1,925	8.25	06/25/12	(5)
Fixed 130X1 TIIE, the Fund receives fixed 8.23%, pays 28 day TIIE (Mexico)	JPMorgan	751	8.23	06/17/19	1
Fixed 10-Year Japan, the Fund receives fixed 1.43%, pays 6 month Libor (Japan)	Barclays Bank PLC	566	1.43	06/04/19	(4)
Fixed 3-Year United Kingdom, the Fund receives fixed 3.03%, pays 6 month BBA Libor (United Kingdom)	Barclays Bank PLC	2,059	3.03	06/19/12	(4)

					(69)

At June 30, 2009, liquid assets totaling $300, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2009.
See Notes to Schedules of Portfolio Investments.

At June 30, 2009, the Fund’s foreign currency contracts were as follows:

		Contract
		Amount in	Contract		Unrealized
		Local	Value in	Market	Appreciation/
Currency	Delivery Date	Currency	USD($)	Value($)	(Depreciation)($)
Short:
Australian Dollar	07/06/09	368	260	296	(36)
Australian Dollar	07/17/09	624	498	503	(5)
Australian Dollar	07/20/09	1,366	1,079	1,100	(21)
Australian Dollar	07/27/09	622	492	501	(9)
Australian Dollar	07/27/09	622	492	502	(10)
Brazilian Real	07/02/09	1,064	537	543	(6)
British Pound	07/17/09	607	998	998	—
British Pound	07/20/09	329	539	541	(2)
British Pound	07/20/09	165	270	271	(1)
British Pound	07/20/09	165	270	271	(1)
British Pound	07/22/09	987	1,606	1,624	(18)
British Pound	07/27/09	301	490	494	(4)
Euro	07/02/09	200	265	280	(15)
Euro	07/10/09	194	260	272	(12)
Euro	07/10/09	194	260	272	(12)
Euro	07/17/09	235	325	330	(5)
Euro	07/20/09	394	520	553	(33)
Euro	07/20/09	385	536	540	(4)
Euro	07/27/09	175	246	245	1
Israeli Shekel	07/13/09	1,259	320	321	(1)
Japanese Yen	07/07/09	21,169	210	220	(10)
Japanese Yen	07/07/09	10,496	105	109	(4)
Japanese Yen	07/07/09	10,065	105	104	1
Japanese Yen	07/07/09	10,022	105	104	1
Japanese Yen	07/10/09	10,449	105	108	(3)
Japanese Yen	07/10/09	10,467	105	109	(4)
Korean Won	07/06/09	393,760	314	309	5
New Zealand Dollar	07/17/09	514	325	331	(6)
New Zealand Dollar	07/20/09	1,706	1,075	1,100	(25)
Polish Zloty	07/24/09	1,608	490	507	(17)

Total Short Contracts			$13,202	$13,458	$(256)

		Contract
		Amount in	Contract		Unrealized
		Local	Value in	Market	Appreciation/
Currency	Delivery Date	Currency	USD($)	Value($)	(Depreciation)($)
Long:
Australian Dollar	07/06/09	368	262	296	34
Australian Dollar	07/17/09	624	495	503	8
Australian Dollar	07/20/09	1,366	1,075	1,100	25
Australian Dollar	07/27/09	623	490	502	12
Australian Dollar	07/27/09	1,245	980	1,003	23
Australian Dollar	07/27/09	614	490	495	5
Brazilian Real	07/02/09	1,064	535	543	8
British Pound	07/17/09	303	495	499	4
British Pound	07/17/09	303	495	499	4
British Pound	07/20/09	329	535	542	7
British Pound	07/20/09	329	535	541	6
British Pound	07/22/09	658	1,070	1,083	13
British Pound	07/22/09	329	535	541	6
British Pound	07/27/09	299	490	492	2
British Pound	07/27/09	301	490	494	4
British Pound	07/27/09	296	490	488	(2)
Canadian Dollar	08/04/09	283	245	243	(2)
Canadian Dollar	08/04/09	282	245	243	(2)
Euro	07/02/09	200	266	280	14
Euro	07/10/09	194	260	272	12
Euro	07/10/09	194	262	272	10
Euro	07/17/09	235	324	329	5
Euro	07/20/09	394	511	552	41
Euro	07/20/09	385	535	540	5
Euro	07/27/09	349	490	490	—
Euro	07/27/09	174	245	245	—
Israeli Shekel	07/13/09	1,259	320	321	1
Israeli Shekel	08/03/09	964	245	245	—
Korean Won	07/06/09	393,760	320	309	(11)
New Zealand Dollar	07/17/09	514	323	331	8
New Zealand Dollar	07/20/09	1,706	1,072	1,100	28
Polish Zloty	07/24/09	1,608	495	507	12

Total Long Contracts			$15,620	$15,900	$280

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (1.6%)
Chemicals (0.1%)
Ashland, Inc., 6.750%, 05/21/13(a)(b)	489	488
Ashland, Inc., 7.650%, 05/21/14(a)(b)	489	493

		981

Consumer Discretionary (0.0%)
Toys “R” Us, Inc., 4.565%, 07/16/12(a)(b)	125	115

Diversified Financial Services (0.7%)
East Valley Tourist Development Authority, 7.819%, 08/06/14(a)(c)	11,500	6,900

Diversified Operations (0.2%)
McJunkin Red Man Corp., 3.569%, 01/31/14(a)(b)	3,500	2,555

Electric (0.3%)
Calpine Corp., 2.960%, 03/29/14(b)(a)	3,625	2,628
NRG Energy, Inc., 1.259%, 02/01/13(b)(a)	330	310
NRG Energy, Inc., 2.720%, 02/01/13(b)(a)	616	578

		3,516

Health Care (0.2%)
Talecris Biotherapeutics, Inc., 4.423%, 12/06/13(b)(a)	1,995	1,805

Telecommunications Services (0.1%)
Level 3 Communications, Inc., 11.500%, 03/13/14(b)(a)	1,000	1,025

Total Bank Loans		16,897

Corporate Bonds (90.4%)
Advertising (1.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)(d)	1,900	1,758
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06	1,510	1,397
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)(d)	3,265	3,289
Lamar Media Corp., 9.750%, 04/01/14(b)	4,720	4,879

		11,323

Apparel (0.9%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88(d)	2,215	2,176
Limited Brands, Inc., 8.500%, 06/15/19(b)(d)	8,045	7,708

		9,884

Auto Parts & Equipment (0.5%)
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	5,425	5,479

Beverages (0.4%)
Constellation Brands, Inc., 8.375%, 12/15/14(d)	3,795	3,805

Building (1.7%)
Centex Corp., 6.500%, 05/01/16(d)	2,965	2,684
D.R. Horton, Inc., 5.250%, 02/15/15	2,010	1,668
D.R. Horton, Inc., 6.500%, 04/15/16	1,820	1,556
Owens Corning, Inc., 9.000%, 06/15/19	4,100	3,977
Pulte Homes, Inc., 5.250%, 01/15/14(d)	1,045	909
Ryland Group, Inc. (The), 8.400%, 05/15/17	4,380	4,205
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/09 @ 103.63(b)	3,040	2,751

		17,750

Chemicals (2.6%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	15,320	15,933
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)(d)	3,065	3,038
Huntsman International LLC, 11.625%, 10/15/10, Callable 10/15/09 @ 100	4,985	5,110
Nalco Co., 8.250%, 05/15/17(b)	3,290	3,306
Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 08/15/10 @ 104.50(c)	2,220	777

		28,164

Coal (0.4%)
Peabody Energy Corp., 7.375%, 11/01/16(d)	4,770	4,508

Commercial Services (1.7%)
DI Finance/DynCorp International, Ser B, 9.500%, 02/15/13, Callable 02/15/10 @ 102.38	2,303	2,223
Iron Mountain, Inc., 8.625%, 04/01/13, Callable 08/24/09 @ 100	1,855	1,850
Iron Mountain, Inc., 7.750%, 01/15/15, Callable 08/07/09 @ 102.58(d)	1,535	1,474
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(c)	1,650	437
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	2,895	2,819
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100(d)	6,064	5,882
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)(d)	3,675	3,528

		18,213

Computers (0.1%)
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	550	567

Consumer Staples (3.6%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/09 @ 101.44	5,627	5,697
Smithfield Foods, Inc., 7.000%, 08/01/11(d)	1,820	1,729
Smithfield Foods, Inc., 10.000%, 07/15/14(b)	4,775	4,715
Smithfield Foods, Inc., 7.750%, 07/01/17(d)	3,230	2,350
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09(d)	1,350	1,350
Smithfield Foods, Inc., Ser B, 7.750%, 05/15/13	2,300	1,886
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88(d)	6,290	6,039
SUPERVALU, Inc., 8.000%, 05/01/16(d)	6,115	5,933
Tyson Foods, Inc., 10.500%, 03/01/14(b)(d)	7,855	8,522

		38,221

Diversified Financial Services (8.3%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	5,926	4,486
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11(d)	150	99
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12(d)	5,833	3,439
American General Finance Corp., Ser H, MTN, 5.750%, 09/15/16	2,925	1,570
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	4,195	2,259
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17(d)	13,850	7,500
Bank of America Corp., Ser K, 8.000%(d)(e)	14,445	12,064
CIT Group, Inc., 5.800%, 07/28/11(d)	3,780	2,834
CIT Group, Inc., 5.400%, 02/13/12	3,475	2,363
CIT Group, Inc., 5.400%, 01/30/16	4,235	2,391
CIT Group, Inc., 12.000%, 12/18/18(b)	1,785	839
CIT Group, Inc., MTN, 4.750%, 12/15/10	5,810	4,561
CIT Group, Inc., MTN, 5.000%, 02/13/14	225	134
CIT Group, Inc., MTN, 5.125%, 09/30/14	4,660	2,747
CIT Group, Inc., MTN, 5.000%, 02/01/15(d)	2,600	1,531
CIT Group, Inc., Ser A, MTN, 7.625%, 11/30/12(d)	1,345	921
CIT Group, Inc., Ser A, MTN, 5.650%, 02/13/17(d)	1,500	846
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	12,805	9,986
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	4,170	3,847
Fresenius US Finance II, Inc., 9.000%, 07/15/15(b)(d)	3,070	3,200
HBOS PLC, MTN, 5.375%(b)(d)(e)	3,740	1,808
Lloyds Banking Group PLC, Ser A, 6.413%, 09/01/49(a)(b)(e)	2,700	972
Royal Bank of Scotland Group PLC, Ser U, 7.640%(b)(e)	10,400	4,212
SLM Corp., MTN, 5.125%, 08/27/12(d)	1,815	1,552
SLM Corp., MTN, 8.450%, 06/15/18	4,435	3,794
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56(d)	9,350	8,836

		88,791

Diversified Minerals (3.5%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	4,525	3,264
FMG Finance Property Ltd., 10.000%, 09/01/13(b)	5,125	4,920
FMG Finance Property Ltd., 10.625%, 09/01/16(b)(d)	3,015	2,895
Teck Resources Ltd., 9.750%, 05/15/14(b)	8,350	8,642
Teck Resources Ltd., 10.250%, 05/15/16, Callable 05/15/13 @ 105.13(b)	805	843
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38(b)(d)	15,565	16,732

		37,296

Diversified Operations (1.7%)
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15, Callable 04/01/11 @ 104.13	6,035	6,095
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12 @ 104.19(d)	1,040	1,048
Leucadia National Corp., 7.000%, 08/15/13	1,890	1,739
Leucadia National Corp., 8.125%, 09/15/15	5,500	4,977
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56(d)	5,995	4,871

		18,730

Electric (9.0%)
AES Corp. (The), 8.750%, 05/15/13, Callable 05/15/10 @ 101.46(b)	1	1
AES Corp. (The), 7.750%, 03/01/14(d)	2,810	2,662
AES Corp. (The), 7.750%, 10/15/15	485	451
AES Corp. (The), 9.750%, 04/15/16(b)(d)	2,750	2,784
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
AES Corp. (The), 8.000%, 10/15/17	1,765	1,641
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31(d)	215	199
Belden, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	1,060	1,027
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)(d)	5,125	4,907
CMS Energy Corp., 6.300%, 02/01/12	3,375	3,273
Edison Mission Energy, 7.500%, 06/15/13	2,287	2,047
Elwood Energy LLC, 8.159%, 07/05/26	2,843	2,364
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(d)	13,070	9,541
General Cable Corp., 3.583%, 04/01/15, Callable 04/01/10 @ 101(a)	2,720	2,203
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	730	714
Midwest Generation LLC, Ser A, 8.300%, 07/02/09	612	608
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	3,964	3,884
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	4,204	4,173
Mirant Mid-Atlantic LLC, Ser C, 10.060%, 12/30/28	2,436	2,341
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69(d)	3,983	3,824
NRG Energy, Inc., 7.250%, 02/01/14, Callable 02/01/10 @ 103.63	45	44
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	19,225	18,192
NRG Energy, Inc., 7.375%, 01/15/17, Callable 01/15/12 @ 103.69(d)	3,855	3,633
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25(d)	7,400	7,169
Orion Power Holdings, Inc., 12.000%, 05/01/10(d)	1,900	1,967
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(d)	7,344	7,078
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	6,062	5,925
Texas Competitive Electric Holdings Co. LLC, Ser A, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(d)(f)	1,185	738
Texas Competitive Electric Holdings Co. LLC, Ser B, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(d)(f)	3,925	2,443

		95,833

Electronics (0.4%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	1,435	1,381
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460	3,114

		4,495

Entertainment (1.4%)
AMC Entertainment, Inc., 8.750%, 06/01/19, Callable 06/01/14 @ 104.38(b)(d)	2,265	2,129
Penn National Gaming, Inc., 6.750%, 03/01/15, Callable 03/01/10 @ 103.38	1,375	1,251
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94(b)	2,035	1,934
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	5,130	5,130
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38(b)	4,895	4,956

		15,400

Forest Products & Paper (1.2%)
Georgia-Pacific LLC, 8.125%, 05/15/11(d)	7,329	7,329
Georgia-Pacific LLC, 9.500%, 12/01/11	2,975	3,064
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)	3,000	2,745

		13,138

Health Care (6.5%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)(d)	6,135	5,920
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94	2,760	2,774
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105(d)	6,930	7,051
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(d)	12,040	11,799
Elan Financial PLC/Elan Financial Corp., 7.750%, 11/15/11, Callable 11/15/09 @ 101.94(d)	1,120	1,036
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	1,445	1,322
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56(d)	11,940	11,821
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)(d)	2,605	2,631
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	4,860	4,763
Health Management Associates, Inc., 6.125%, 04/15/16	3,950	3,387
Omnicare, Inc., 6.125%, 06/01/13, Callable 06/01/10 @ 101.02	855	774
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)(d)	2,985	3,000
U.S. Oncology, Inc., 9.000%, 08/15/12, Callable 08/15/09 @ 102.25	2,450	2,505
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)(d)	4,425	4,392
Universal Hospital Services, Inc., 4.635%, 06/01/15, Callable 06/01/10 @ 101(a)	780	628
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	6,355	5,989

		69,792

Industrials (0.6%)
L-3 Communications Holdings, Inc., 5.875%, 01/15/15, Callable 01/15/10 @ 102.94(d)	550	488
L-3 Communications Holdings, Inc., Ser B, 6.375%, 10/15/15, Callable 10/15/10 @ 103.19(d)	2,376	2,156
Mohawk Industries, Inc., 6.125%, 01/15/16(f)	4,170	3,706

		6,350

Insurance (1.4%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27(d)	3,287	2,469
American Financial Group, Inc., 9.875%, 06/15/19	765	765
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	5,325	4,620
Fairfax Financial Holdings, 7.750%, 06/15/17, Callable 06/15/12 @ 103.88(d)	3,075	2,752
Fairfax Financial Holdings, 7.375%, 04/15/18(d)	274	248
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	1,610	1,127
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	2,560	1,613
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	2,155	1,368

		14,962

Lodging (3.2%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	6,405	6,533
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	8,920	8,430
MGM Mirage, Inc., 10.375%, 05/15/14(b)	5,485	5,691
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)(d)	4,140	4,388
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14(d)	2,020	1,899
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31(d)	8,255	7,264

		34,205

Machinery Diversified (1.1%)
Case Corp., 7.250%, 01/15/16	890	802
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,700	1,581
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44(d)	5,705	5,705
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104(d)	4,510	3,467

		11,555

Materials (0.7%)
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88(b)(d)(f)	7,685	7,243

Media (4.8%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13(b)	975	853
CSC Holdings, Inc., 8.500%, 04/15/14(b)(d)	5,555	5,506
CSC Holdings, Inc., 7.625%, 07/15/18	2,725	2,524
DIRECTV Holdings LLC, 8.375%, 03/15/13, Callable 03/15/10@101.34	4,455	4,466
DIRECTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/12 @ 103.81	4,005	3,895
EchoStar DBS Corp., 6.375%, 10/01/11	441	428
EchoStar DBS Corp., 6.625%, 10/01/14(d)	2,540	2,343
EchoStar DBS Corp., 7.750%, 05/31/15	300	286
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	11,085	11,431
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 08/07/09 @ 100(d)	3,315	3,158
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	7,725	6,952
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88(d)	3,250	2,945
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	705	639
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)(d)	3,600	3,425
Videotron Ltee, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56(b)	2,865	2,912

		51,763

Metals (0.3%)
Owens-Brockway Glass Containers, Inc., 8.250%, 05/15/13, Callable 08/07/09 @ 102.75(d)	3,715	3,734

Miscellaneous Manufacturer (0.3%)
Bombardier, Inc., 6.300%, 05/01/14(b)(d)	800	700
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)(d)	2,525	2,377

		3,077

Oil & Gas (8.7%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(b)	5,000	4,712
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	5,465	5,201
Chesapeake Energy Corp., 7.625%, 07/15/13(d)	6,990	6,640
Chesapeake Energy Corp., 7.500%, 09/15/13, Callable 09/15/09 @ 102.50	340	326
Chesapeake Energy Corp., 7.500%, 06/15/14, Callable 08/07/09 @ 103.75(d)	3,970	3,762
Chesapeake Energy Corp., 9.500%, 02/15/15	3,135	3,158
Chesapeake Energy Corp., 6.250%, 01/15/18, Callable 07/15/10 @ 103.13	640	531
Chesapeake Energy Corp., 7.250%, 12/15/18	2,025	1,762
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75(d)	4,755	4,363
Cie Generale De Geophysique, 9.500%, 05/15/16, Callable 05/15/13 @ 104.75(b)(d)	3,545	3,536
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	415	378
Cimarex Energy Co., 7.125%, 05/01/17, Callable 05/01/12 @ 103.56(d)	1,995	1,756
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	3,430	3,379
Forest Oil Corp., 8.500%, 02/15/14(b)(d)	3,645	3,581
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63	910	814
Frontier Oil Corp., 8.500%, 09/15/16, Callable 09/15/12 @ 104.25	595	599
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	4,285	3,792
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	2,110	1,751
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	3,700	3,765
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56(d)	2,685	2,672
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	2,395	2,215
Pioneer Natural Resources Co., 6.650%, 03/15/17	2,915	2,552
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510	2,253
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	1,390	1,334
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63(d)	2,130	1,992
Sabine Pass LNG LP, 7.250%, 11/30/13(d)	1,845	1,564
Sabine Pass LNG LP, 7.500%, 11/30/16	1,685	1,361
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31	70	63
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	6,335	5,416
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13(b)	4,790	4,059
Tesoro Corp., 6.625%, 11/01/15, Callable 11/01/10 @ 103.31	5,780	5,188
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	3,070	3,032
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)(d)	2,410	2,193
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	4,165	3,696

		93,396

Packaging & Containers (1.1%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88(d)	900	880
Crown Americas, Inc., 7.625%, 05/15/17, Callable 05/15/13 @ 103.81(b)	2,130	2,055
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/09 @ 103.17(d)	1,720	1,643
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75(b)(d)	2,175	2,142
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(d)	1,720	1,750
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	1,185	1,206
Sealed Air Corp., 7.875%, 06/15/17, Callable 06/15/13 @ 103.94(b)	185	183
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Silgan Holdings, Inc., 6.750%, 11/15/13, Callable 11/15/09 @ 102.25(d)	1,605	1,537

		11,396

Pharmaceuticals (0.2%)
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	2,510	2,491

Pipelines (4.3%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,335	2,284
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	1,960
Copano Energy LLC, 7.750%, 06/01/18, Callable 06/01/13 @ 103.88(b)	1,450	1,309
Dynegy Holdings, Inc., 7.500%, 06/01/15(d)	2,630	2,193
Dynegy Holdings, Inc., 7.750%, 06/01/19(d)	10,570	8,231
El Paso Corp., 7.000%, 06/15/17	2,215	2,017
El Paso Corp., 7.250%, 06/01/18(d)	1,645	1,519
El Paso Corp., MTN, 8.250%, 02/15/16	7,215	7,017
Kinder Morgan Finance, 5.700%, 01/05/16	3,500	3,001
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	10,485	9,070
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	3,290	3,183
Transcontinental Gas Pipe Line Corp., Ser B, 8.875%, 07/15/12	325	357
Williams Partners LP, 7.500%, 06/15/11	4,000	4,010

		46,151

Real Estate (0.7%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 07/23/09 @ 102.03(d)	1,450	1,334
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78(d)	6,980	6,300

		7,634

REITs (1.2%)
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)(d)	2,010	1,915
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/09 @ 102.38	5,480	5,151
Host Marriott LP, 6.750%, 06/01/16, Callable 06/01/11 @ 103.33(d)	4,145	3,596
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	1,073	979
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	1,655	1,483

		13,124

Retail (1.1%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31(d)	1,605	1,733
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12(d)	1,135	1,033
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	1,120	981
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14(d)	4,370	3,716
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,685	4,631

		12,094

Semiconductors (0.5%)
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63(d)	4,940	4,576
Avago Technologies Finance Ltd., 6.168%, 06/01/13, Callable 12/01/09 @ 100(a)	501	432

		5,008

Telecommunication Services (12.1%)
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	3,385	3,300
Cricket Communications, Inc., 10.000%, 07/15/15, Callable 07/15/12 @ 105(b)	1,500	1,489
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)(d)	8,875	8,542
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	1,255	1,277
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	8,190	8,477
Frontier Communications Corp., 8.250%, 05/01/14	3,135	2,963
Hughes Network Systems LLC, 9.500%, 04/15/14, Callable 04/15/10 @ 104.75(b)	2,875	2,803
Inmarsat Finance II PLC, 7.625%, 06/30/12, Callable 03/01/10 @ 101.27(d)	4,179	4,075
Inmarsat Finance II PLC, 10.375%, 11/15/12, Callable 11/15/09 @ 103.46(d)(f)	5,615	5,812
Intelsat Corp., 9.250%, 08/15/14, Callable 08/15/09 @ 104.63(b)	1,000	967
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	8,655	8,309
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13(d)	5,385	5,116
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38(d)	7,595	5,772
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	100	99
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63(b)	6,230	6,168
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/09 @ 101.84(d)	3,395	2,708
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/09 @ 101.72(d)	2,355	1,949
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.44(b)	1,275	1,230
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	4,200	3,948
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	6,065	5,883
Qwest Corp., 3.879%, 06/15/13(a)	2,100	1,877
Rainbow National Services LLC, 8.750%, 09/01/12, Callable 09/01/09 @ 102.19(b)	300	302
Rainbow National Services LLC, 10.375%, 09/01/14, Callable 09/01/09 @ 105.19(b)	1,525	1,580
Sprint Capital Corp., 7.625%, 01/30/11	2,850	2,818
Sprint Capital Corp., 8.375%, 03/15/12	2,050	2,019
Sprint Capital Corp., 6.900%, 05/01/19(d)	2,240	1,854
Sprint Capital Corp., 8.750%, 03/15/32	6,685	5,381
Telcordia Technologies, Inc., 4.881%, 07/15/12, Callable 07/15/09 @ 101(b)(a)	3,200	2,480
Valor Telecommunications Enterprise LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88	2,580	2,528
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	2,659	2,593
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56	7,350	7,074
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75(d)	5,500	5,417
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)(d)	9,550	9,550
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	2,962	2,836

		129,196

Transportation (3.1%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75(d)	1,870	1,697
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)(d)	2,480	2,381
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44(d)	11,300	10,396
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63(b)(d)	10,300	9,939
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11(d)	825	788
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13(d)	550	481
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	525	438
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	6,900	6,721

		32,841

Total Corporate Bonds		967,609

Convertible Corporate Bonds (0.5%)
Diversified Financial Services (0.5%)
AmeriCredit Corp., 0.750%, 09/15/11	6,265	4,769

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14(d)	130	116

Total Convertible Corporate Bonds		4,885

U.S. Treasury Obligation (1.5%)
U.S. Treasury Bill (1.5%)
0.223%, 07/02/09(g)	16,650	16,650

Total U.S. Treasury Obligation		16,650

Short-Term Investment (24.8%)
RidgeWorth Funds Securities Lending Joint Account(h)(i)	265,568	265,568

Total Short-Term Investment		265,568

Money Market Fund (5.4%)
RidgeWorth Institutional Cash Management Money Market Fund(i)	58,243,636	58,244

Total Money Market Fund		58,244

Total Investments (Cost $1,331,245)(j) — 124.2%		1,329,853

Liabilities in excess of other assets — (24.2)%		(258,979)

Net Assets — 100.0%		$1,070,874

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 31.2% of net assets as of June 30, 2009.
See Notes to Schedules of Portfolio Investments.

`

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2009 are identified below (in thousands):

Issue Description	Acquisition Date	Cost($)	Par($)	Value($)	Percentage of Net Assets(%)
East Valley Tourist Development Authority	08/06/07	11,385	11,500	6,900	0.64
Local Insight Regatta Holdings, Inc.	12/11/08	1,650	1,650	437	0.04
Reichhold Industries, Inc.	08/10/06	2,195	2,220	777	0.07

(d)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $255,264.

(e)	Perpetual maturity.

(f)	Step bond.

(g)	Rate represents the effective yield at purchase.

(h)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(i)	Affiliate investment.

(j)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

PIK	Payment in-kind

REIT	Real Estate Investment Trust
As of June 30, 2009, the Fund had the following unfunded loan commitments (in thousands):

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)

Calpine Corp.	1,375	(378)

		(378)

The commitments are available until the maturity date of the respective security.
Credit Default Swap Agreements — Sell Protection

				Implied Credit
		Notional		Spread as of	Expiration
Underlying Instrument	Counterparty	Amount($)	Fixed Rate(%)	06/30/09(%)	Date	Value($)
North America High Yield CDX Indices, Series 11	Deutsche Bank	(50)	5.000	9.46	12/20/13	(7)
North America High Yield CDX Indices, Series 11	Deutsche Bank	(50)	5.000	9.46	12/20/13	(8)

						(15)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occuring that would require a seller to make payment to a buyer. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
At June 30, 2009, liquid assets totaling $57,250, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2009.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (1.1%)
Automobiles ABS (1.1%)
BMW Vehicle Lease Trust, Ser 2009-1, Class A3, 2.910%, 03/15/12	3,900	3,923

Total Asset Backed Securities		3,923

Collateralized Mortgage Obligations (16.9%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 4.576%, 05/25/35(a)	1,640	999
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.946%, 08/25/35(a)	2,571	1,659
Banc of America Alternative Loan Trust, Ser 2005-4, Cl CB7, 5.250%, 01/25/21	4,004	3,590
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	87	87
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,300	2,051
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.670%, 11/25/35(a)	2,186	1,410
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.741%, 03/25/36(a)	2,974	1,317
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	675	678
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	2,812	2,629
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	2,773	2,767
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	1,640	1,630
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Ser 2005-1, Cl 2A1, 5.650%, 02/25/20(a)	3,353	2,858
Fannie Mae, Ser 2009-37, Cl HA, 4.000%, 04/25/19	4,567	4,685
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.402%, 09/25/35(a)	1,830	990
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 4.347%, 08/25/34(a)	2,029	1,790
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	593	592
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	4,513	4,406
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	2,000	1,927
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	3,664	3,587
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	4,500	4,412
MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.500%, 07/25/19(a)	3,661	3,282
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	397	396
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 3.862%, 04/25/34(a)	1,282	1,134
Residential Accredit Loans, Inc., Ser 2003-QS17, Cl CB3, 5.500%, 09/25/33	1,022	972
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	2,796	2,530
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 4.745%, 01/25/37(a)	2,269	1,554
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	2,132	2,125
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	1,443	1,328
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.237%, 04/25/36(a)	2,616	2,059
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.237%, 04/25/36(a)	3,365	2,244

Total Collateralized Mortgage Obligations		61,688

Corporate Bonds (43.6%)
Aerospace/Defense (1.1%)
Honeywell International, Inc., 3.875%, 02/15/14	2,215	2,263
Raytheon Co., 4.850%, 01/15/11	1,530	1,595

		3,858

Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11	1,100	1,112

Banks (8.3%)
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	2,775	2,862
Bank of New York Mellon Corp. (The), Ser F, 4.950%, 01/14/11, MTN	1,715	1,779
Capital One Financial Corp., MTN, 5.700%, 09/15/11	860	864
Deutsche Bank AG, 4.875%, 05/20/13	2,325	2,387
JPMorgan Chase & Co., 6.750%, 02/01/11	4,555	4,762
PNC Funding Corp., 1.875%, 06/22/11	1,650	1,662
PNC Funding Corp., 5.400%, 06/10/14	990	1,000
U.S. Banccorp, Ser P, 4.500%, 07/29/10, MTN	3,515	3,586
Wachovia Corp., 5.300%, 10/15/11	3,465	3,611
Wachovia Corp., Ser G, 5.500%, 05/01/13, MTN	2,900	2,996
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Wells Fargo & Co., 3.000%, 12/09/11	4,600	4,753

		30,262

Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 7.200%, 01/15/14(b)	1,550	1,666

Chemicals (0.3%)
Potash Corp. of Saskatchewan, Inc., 7.750%, 05/31/11	960	1,052

Consumer Staples (1.4%)
Avon Products, Inc., 7.150%, 11/15/09	1,085	1,105
Kellogg Co., Ser B, 6.600%, 04/01/11	2,235	2,395
Yum! Brands, Inc., 8.875%, 04/15/11	1,550	1,692

		5,192

Diversified Financial Services (17.2%)
Allstate Life Global Funding Trust, 5.375%, 04/30/13, MTN	1,190	1,230
American Express Credit Co., Ser C, 5.875%, 05/02/13, MTN	1,840	1,827
American Honda Finance Corp., 4.625%, 04/02/13, MTN(b)	2,000	1,894
BHP Billiton Finance USA Ltd., 5.125%, 03/29/12	1,500	1,576
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN	3,000	3,142
Caterpillar Financial Services Corp., 6.125%, 02/17/14	2,400	2,560
Citigroup, Inc., 6.500%, 01/18/11	1,900	1,929
CME Group, Inc., 5.400%, 08/01/13	2,000	2,101
Countrywide Financial Corp., MTN, 5.800%, 06/07/12	970	976
Credit Suisse USA, Inc., 6.125%, 11/15/11	3,210	3,437
General Electric Capital Corp., 5.000%, 11/15/11	2,900	2,986
General Electric Capital Corp., Ser A, 6.000%, 06/15/12, MTN	2,875	3,022
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	4,675	4,943
Goldman Sachs Group, Inc. (The), 1.625%, 07/15/11	2,750	2,765
ING USA Global Trust, 4.500%, 10/01/10	2,500	2,541
International Lease Finance Corp., 5.750%, 06/15/11	1,895	1,572
JPMorgan Chase & Co., 2.200%, 06/15/12	5,500	5,528
Merrill Lynch & Co., Ser C, 5.450%, 02/05/13	1,920	1,869
MetLife Global Funding I, 5.125%, 04/10/13(b)	3,000	3,051
Morgan Stanley, 3.250%, 12/01/11	6,000	6,224
Morgan Stanley, 6.600%, 04/01/12	4,000	4,235
Prudential Financial, Inc., Ser D, 5.150%, 01/15/13, MTN	1,660	1,611
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,550	1,722

		62,741

Electric (1.8%)
Alabama Power Co., 5.800%, 11/15/13	2,000	2,167
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	1,395	1,427
PacifiCorp, 6.900%, 11/15/11	1,415	1,561
Public Service Co. of Colorado, 7.875%, 10/01/12	1,345	1,558

		6,713

Health Care (0.7%)
Abbott Laboratories, 5.150%, 11/30/12	2,545	2,750

Industrials (1.3%)
Dover Corp., 6.500%, 02/15/11	3,385	3,607
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	1,100	1,106

		4,713

Information Technology (0.6%)
Hewlett-Packard Co., 4.250%, 02/24/12	2,165	2,260

Media (1.8%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	1,543	1,630
Cox Communications, Inc., 7.750%, 11/01/10	1,495	1,556
Time Warner Cable, Inc., 5.400%, 07/02/12	1,660	1,716
Time Warner, Inc., 6.875%, 05/01/12	1,550	1,658

		6,560

Oil & Gas (1.4%)
Anadarko Finance Co., Ser B, 6.750%, 05/01/11	575	599
Devon Energy Corp., 5.625%, 01/15/14	1,500	1,580
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	740	742
XTO Energy, Inc., 5.000%, 08/01/10	2,170	2,224

		5,145

Pharmaceuticals (0.8%)
Pfizer, Inc., 4.450%, 03/15/12	2,795	2,933

Pipelines (2.3%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	1,450	1,537
DCP Midstream LLC, 7.875%, 08/16/10	1,405	1,470
Energy Transfer Partners LP, 5.650%, 08/01/12	1,520	1,550
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	1,475	1,577
ONEOK Partners LP, 7.100%, 03/15/11	886	936
Rockies Express Pipeline LLC, 6.250%, 07/15/13(b)	1,250	1,258

		8,328

Retail (0.2%)
CVS Caremark Corp., 2.150%, 09/10/10(a)	825	827

Telecommunication Services (3.1%)
Alltel Corp., 7.000%, 07/01/12	1,550	1,674
AT&T, Inc., 4.850%, 02/15/14	1,125	1,167
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	1,570	1,758
Rogers Wireless, Inc., 9.625%, 05/01/11	1,868	2,038
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Verizon Wireless Capital LLC, 5.550%, 02/01/14(b)	3,000	3,185
Vodafone Group PLC, 5.350%, 02/27/12	1,565	1,648

		11,470

Transportation (0.5%)
Union Pacific Corp., 6.650%, 01/15/11	1,900	1,994

Total Corporate Bonds		159,576

U.S. Government Agencies (8.9%)
Fannie Mae (2.2%)
3.375%, 05/19/11	7,700	8,016

Federal Home Loan Bank (1.9%)
1.625%, 01/21/11	6,850	6,926

Freddie Mac (4.8%)
3.125%, 10/25/10	12,000	12,373
2.500%, 03/23/12, Callable 03/23/10 @ 100	5,080	5,113

		17,486

Total U.S. Government Agencies		32,428

U.S. Government Agency Mortgages (8.7%)
Fannie Mae (5.9%)
6.955%, 10/01/10(a)	2,895	3,016
7.010%, 12/01/10(a)	4,062	4,262
5.620%, 02/01/12	3,995	4,252
4.826%, 01/01/13	1,130	1,188
4.497%, 08/01/13	1,378	1,431
6.000%, 12/25/30	2,610	2,729
4.273%, 09/01/33(a)	355	362
4.050%, 10/01/33(a)	525	532
4.683%, 05/01/35(a)	3,744	3,877

		21,649

Freddie Mac (2.8%)
3.750%, 12/15/11	600	608
5.591%, 01/25/12(a)	1,539	1,611
4.500%, 08/15/19	66	69
3.753%, 04/01/34(a)	801	813
6.184%, 09/01/36(a)	2,399	2,541
5.511%, 04/01/37(a)	4,224	4,418

		10,060

Ginnie Mae (0.0%)
5.988%, 02/16/24(a)	95	96

Total U.S. Government Agency Mortgages		31,805

U.S. Treasury Obligations (8.8%)
U.S. Treasury Notes (8.8%)
2.375%, 08/31/10	11,885	12,131
0.875%, 04/30/11	11,545	11,511
1.375%, 04/15/12	5,500	5,480
3.125%, 04/30/13	1,784	1,854
1.875%, 04/30/14	1,380	1,339

Total U.S. Treasury Obligations		32,315

Money Market Funds (12.6%)
Federated Government Obligations Money Market Fund	15,190,331	15,190
RidgeWorth Institutional Cash Management Money Market Fund(c)	15,676,671	15,677
RidgeWorth Institutional U.S. Government Securities Money Market Fund(c)	15,190,331	15,190

Total Money Market Funds		46,057

Total Investments (Cost $371,427)(d) — 100.6%		367,792
Liabilities in excess of other assets — (0.6)%		(2,117)

Net Assets — 100.0%		$365,675

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.0% of net assets as of June 30, 2009.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

MTN	Medium Term Note
Open Futures Contracts

					Unrealized
		Notional	Expiration		Appreciation/
Description	Type	Amount($)	Month	Contracts	(Depreciation)($)
U.S. Treasury 5YR Note	Short	(10,210)	09/09	89	24

					24

Credit Default Swap Agreements — Buy Protection

		Notional	Fixed
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Expiration Date	Value($)
Merrill Lynch & Co., Inc	Barclays Bank PLC	5,000	1.06	09/20/17	(385)

					(385)

Credit Default Swap Agreements — Sell Protection

				Implied Credit
		Notional	Fixed	Spread as of
Underlying Instrument	Counterparty	Amount($)	Rate(%)	06/30/09(%)	Expiration Date	Value($)
Merrill Lynch & Co., Inc	Barclays Bank PLC	(8,500)	0.95	2.72	09/20/12	443

						443

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occuring that would require a seller to make payment to a buyer. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
At June 30, 2009, liquid assets totaling $21,867, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net assets at June 30, 2009.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (98.5%)
U.S. Treasury Notes (98.5%)
2.375%, 08/31/10	25,180	25,702
4.500%, 11/15/10	8,500	8,941
0.875%, 04/30/11	17,915	17,862
1.750%, 11/15/11	8,500	8,590
4.625%, 02/29/12	11,900	12,896

Total U.S. Treasury Obligations		73,991

Money Market Fund (0.5%)
Federated U.S. Treasury Cash Reserves Fund	367,107	367

Total Money Market Fund		367

Total Investments (Cost $73,262)(a) — 99.0%		74,358

Other assets in excess of liabilities — 1.0%		752

Net Assets — 100.0%		$75,110

(a)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (1.9%)
Automobiles ABS (0.5%)
USAA Auto Owner Trust, Ser 2009-1, Cl A3, 3.020%, 06/17/13	2,812	2,846

Home Equity ABS (1.2%)
Ameriquest Mortgage Securities Inc., Ser 2003-12, Cl AF, 4.535%, 01/25/34	1,043	751
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	1,271	1,131
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	963	707
Merrill Lynch Mortgage Investors Trust, Ser 2003-OPT1, Cl M1, 0.964%, 07/25/34(a)	4,809	3,209
Salomon Brothers Mortgage Securities VII Inc, Ser 2003-UP1, Cl A, 3.450%, 04/25/32(b)	2,156	1,660

		7,458

Utility ABS (0.2%)
Atlantic City Electric Transition Funding LLC, Ser 2002-1, Cl A4, 5.550%, 10/20/21	928	961

Total Asset-Backed Securities		11,265

Collateralized Mortgage Obligations (13.7%)
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.351%, 09/10/47(a)	3,500	3,041
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,423	1,452
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.399%, 07/15/44(a)	1,910	1,694
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.613%, 02/15/34	1,205	1,243
CS First Boston Mortgage Securities Corp., Ser 2001-CK1, Cl A3, 6.380%, 12/18/35	3,966	4,066
Fannie Mae, Ser 2004-17, Cl CJ, 4.000%, 04/25/19	6,948	6,851
Fannie Mae, Ser 2007-79, Cl TD, 5.000%, 01/25/34	1,865	1,901
First Union NB-Bank of America Commercial Mortgage Trust, Ser 2001-C1, Cl A2, 6.136%, 03/15/33	2,626	2,650
Freddie Mac, Ser 2786, Cl BC, 4.000%, 04/15/19	5,442	5,312
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	4,258	4,405
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	3,500	3,632
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	6,311	6,373
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	930	864
GE Capital Commercial Mortgage Corp., Ser 2005-C4, Cl A4, 5.510%, 11/10/45(a)	1,649	1,346
Ginnie Mae, Ser 2007-27, Cl NV, 5.500%, 04/20/36	2,130	2,183
Ginnie Mae, Ser 2007-41, Cl PB, 5.500%, 09/20/36	2,337	2,398
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,590	1,617
JPMorgan Chase Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,548	2,575
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2003-CB7, Cl A4, 4.879%, 01/12/38	6,320	5,600
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42(a)	1,207	1,026
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.344%, 12/15/44(a)	3,368	2,847
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.619%, 12/15/26	1,844	1,902
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A3, 4.830%, 11/15/27	2,178	2,096
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.644%, 11/15/30(a)	566	541
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30(a)	2,558	2,197
Morgan Stanley Capital I, Ser 2003-T11, Cl A4, 5.150%, 06/13/41	7,329	6,695
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 6.980%, 03/15/30(a)	2,789	3,062
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.384%, 10/15/44(a)	4,681	4,235

Total Collateralized Mortgage Obligations		83,804

Corporate Bonds (32.7%)
Advertising (0.0%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06(b)	40	37
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	60	60
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Lamar Media Corp., 9.750%, 04/01/14(b)	120	124

		221

Aerospace/Defense (0.8%)
Boeing Co. (The), 5.125%, 02/15/13	1,208	1,285
General Dynamics Corp., 5.250%, 02/01/14	820	876
United Technologies Corp., 6.125%, 02/01/19	2,201	2,436

		4,597

Apparel (0.0%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	40	39
Limited Brands, Inc., 8.500%, 06/15/19(b)(c)	125	120

		159

Auto Parts & Equipment (0.0%)
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	110	111

Beverages (0.8%)
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	968	1,078
Constellation Brands, Inc., Ser B, 8.125%, 01/15/12, Callable 01/15/10 @ 100	125	125
Diageo Capital PLC, 5.200%, 01/30/13	760	790
PepsiCo, Inc., 7.900%, 11/01/18	1,101	1,340
SABMiller PLC, 6.200%, 07/01/11(b)	1,761	1,857

		5,190

Building (0.1%)
Centex Corp., 6.500%, 05/01/16	105	95
D.R. Horton, Inc., 6.500%, 04/15/16	105	90
Owens Corning, Inc., 9.000%, 06/15/19	75	73
Pulte Homes, Inc., 5.250%, 01/15/14	100	87
Ryland Group, Inc. (The), 8.400%, 05/15/17	85	81

		426

Building Materials (0.4%)
Lafarge SA, 6.150%, 07/15/11	865	874
Lafarge SA, 7.125%, 07/15/36	1,277	985
Martin Marietta Materials, Inc., 6.250%, 05/01/37	758	555

		2,414

Chemicals (0.5%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	295	307
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	60	60
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13(c)	1,220	1,283
Huntsman International LLC, 11.625%, 10/15/10, Callable 10/15/09 @ 100	85	87
Nalco Co., 8.250%, 05/15/17(b)	60	60
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,233	1,166

		2,963

Coal (0.0%)
Peabody Energy Corp., 7.375%, 11/01/16	90	85

Commercial Services (0.9%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,281	1,199
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,017	926
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	200	184
Iron Mountain, Inc., 8.625%, 04/01/13, Callable 08/24/09 @ 100	95	95
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	50	49
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100(c)	65	63
United Rentals NA, Inc., 10.875%, 06/15/16, Callable 06/15/13 @ 105.44(b)	95	91
Veolia Environnement, 6.000%, 06/01/18(c)	1,378	1,404
Xerox Corp., 5.500%, 05/15/12	775	773
Xerox Corp., 6.350%, 05/15/18	1,150	1,026

		5,810

Computers (0.7%)
Hewlett-Packard Co., 4.500%, 03/01/13	654	680
IBM Corp., 7.625%, 10/15/18	2,879	3,441
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	20	21

		4,142

Consumer Staples (1.2%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/09 @ 101.44	115	116
Kellogg Co., 4.250%, 03/06/13	991	1,020
Kimberly-Clark Corp., 7.500%, 11/01/18	480	578
Kraft Foods, Inc., 6.125%, 08/23/18	1,190	1,232
Kroger Co. (The), 7.500%, 01/15/14	625	699
Procter & Gamble Co., 4.600%, 01/15/14	1,837	1,932
Smithfield Foods, Inc., 10.000%, 07/15/14(b)	85	84
Smithfield Foods, Inc., 7.750%, 07/01/17	15	11
Smithfield Foods, Inc., Ser B, 7.750%, 05/15/13	165	135
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	180	173
SUPERVALU, Inc., 8.000%, 05/01/16(c)	115	112
Tyson Foods, Inc., 10.500%, 03/01/14(b)(c)	90	98
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Walgreen Co., 4.875%, 08/01/13	919	975

		7,165

Diversified Financial Services (6.3%)
ABX Financing Co., 6.350%, 10/15/36(b)	875	873
AEP Texas Central Transition Funding, Ser A-3, 5.090%, 07/01/17	1,710	1,779
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	110	83
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	125	83
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	75	44
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	75	40
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	200	108
Bank of America Corp., Ser K, 8.000%(c)(d)	280	234
Bank of New York Mellon, Ser G, MTN, 4.950%, 11/01/12	1,479	1,564
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13(c)	660	672
BP Capital Markets PLC, 5.250%, 11/07/13	2,622	2,814
CIT Group, Inc., 5.800%, 07/28/11	65	49
CIT Group, Inc., 5.400%, 02/13/12(c)	95	65
CIT Group, Inc., 5.400%, 01/30/16	75	42
CIT Group, Inc., 12.000%, 12/18/18(b)	35	17
CIT Group, Inc., MTN, 4.750%, 12/15/10	125	98
CIT Group, Inc., MTN, 5.125%, 09/30/14	90	53
CIT Group, Inc., MTN, 5.000%, 02/01/15	40	24
CIT Group, Inc., Ser A, MTN, 7.625%, 11/30/12	20	14
CIT Group, Inc., Ser A, MTN, 5.650%, 02/13/17	25	14
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	240	187
CME Group, Inc., 5.400%, 08/01/13	1,272	1,336
CME Group, Inc., 5.750%, 02/15/14	1,118	1,192
Credit Suisse (USA), Inc., 6.125%, 11/15/11	982	1,051
Credit Suisse (USA), Inc., 6.500%, 01/15/12	633	683
Fresenius US Finance II, Inc., 9.000%, 07/15/15(b)	85	89
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	1,969
Goldman Sachs Group, Inc., 6.150%, 04/01/18	2,382	2,319
Goldman Sachs Group, Inc., 7.500%, 02/15/19	794	850
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	422	440
HBOS PLC, MTN, 5.375%(b)(d)	60	29
International Lease Finance Corp., 6.375%, 03/25/13	1,329	1,011
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	691	522
International Lease Finance Corp., Ser R, 5.625%, 09/20/13(c)	379	286
Jefferies Group, Inc., 8.500%, 07/15/19	1,726	1,712
Lazard Group LLC, 7.125%, 05/15/15	2,084	1,915
Morgan Stanley, 7.300%, 05/13/19	1,400	1,452
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18(c)	1,634	1,629
Northern Trust Co., 5.200%, 11/09/12	1,722	1,799
NYSE Euronext, 4.800%, 06/28/13	1,537	1,591
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	877	883
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	2,000	1,909
Royal Bank of Scotland Group PLC, Ser U, 7.640%(b)(d)	200	81
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56(c)	210	199
TIAA Global Markets, 5.125%, 10/10/12(b)	1,572	1,644
Woodside Finance Ltd., 8.750%, 03/01/19(b)(c)	2,654	2,913

		38,361

Diversified Minerals (0.3%)
BHP Billiton Finance USA Ltd., 6.500%, 04/01/19(c)	969	1,076
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	170	163
Teck Resources Ltd., 9.750%, 05/15/14(b)	150	155
Teck Resources Ltd., 10.250%, 05/15/16, Callable 05/15/13 @ 105.13(b)	20	21
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38(b)(c)	305	328

		1,743

Diversified Operations (0.4%)
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12 @ 104.19	95	96
Illinois Tool Works, Inc., 6.250%, 04/01/19(b)	1,867	2,027
Leucadia National Corp., 8.125%, 09/15/15	270	244

		2,367

Electric (3.6%)
AES Corp. (The), 7.750%, 03/01/14(c)	165	156
AES Corp. (The), 9.750%, 04/15/16(b)(c)	25	25
Alabama Power Co., 5.800%, 11/15/13	1,207	1,308
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31(c)	95	88
Belden, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	20	19
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)	65	62
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	2,774	2,895
CMS Energy Corp., 6.300%, 02/01/12	55	53
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	426	497
E.ON International Finance B.V., 5.800%, 04/30/18(b)	2,962	3,082
Edison Mission Energy, 7.500%, 06/15/13	200	179
Enel Finance International, 6.800%, 09/15/37(b)	1,313	1,361
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(c)	420	307
Exelon Generation Co. LLC, 6.200%, 10/01/17(c)	1,308	1,302
Georgia Power Co., 6.000%, 11/01/13	694	757
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38(b)	65	64
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,158	1,145
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/09 @ 103.69	365	350
Nevada Power Co., Ser L, 5.875%, 01/15/15	388	397
Nevada Power Co., Ser R, 6.750%, 07/01/37(c)	875	902
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	550	520
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	40	39
Pacific Gas & Electric Co., 8.250%, 10/15/18	305	372
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,336	1,386
Public Service Colorado, Ser 17, 6.250%, 09/01/37(c)	735	806
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(c)	256	247
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	147	144
Southern California Edison Co., 5.750%, 03/15/14	1,268	1,376
Virginia Electric & Power Co., 8.875%, 11/15/38	1,048	1,405
Wisconsin Power & Light Co., 6.375%, 08/15/37	752	702

		21,946

Electronics (0.0%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	100	96
Jabil Circuit, Inc., 8.250%, 03/15/18	115	104

		200

Entertainment (0.1%)
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63(b)	100	100
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38(b)	90	91
Videotron Ltee, 6.875%, 01/15/14, Callable 01/15/10 @ 102.29	170	157

		348

Forest Products & Paper (0.0%)
Georgia-Pacific LLC, 8.125%, 05/15/11	200	200
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)	55	50

		250

Health Care (0.4%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	115	111
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105(c)	185	188
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(c)	185	181
Elan Financial PLC/Elan Financial Corp., 7.750%, 11/15/11, Callable 11/15/09 @ 101.94	20	19
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	215	213
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)	60	61
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	95	93
Pfizer, Inc., 6.200%, 03/15/19	1,414	1,546
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	55	55
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56(b)	80	80

		2,547

Industrials (0.0%)
Mohawk Industries, Inc., 6.125%, 01/15/16(e)	80	71

Insurance (0.7%)
Allstate Corp., 7.450%, 05/16/19	1,800	1,947
American Financial Group, Inc., 9.875%, 06/15/19	35	35
Berkshire Hathaway, Inc., 4.600%, 05/15/13(c)	1,490	1,545
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	30	21
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	50	32
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	35	22
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
MetLife, Inc., Ser A, 6.817%, 08/15/18	481	485

		4,087

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	120	122
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	165	156
MGM Mirage, Inc., 10.375%, 05/15/14(b)	110	114
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	30	32
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	40	38
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31(c)	170	149

		611

Machinery Diversified (0.0%)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	95	95
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104(c)	230	177

		272

Materials (0.1%)
Nucor Corp., 5.850%, 06/01/18	265	275
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88(b)(c)(e)	105	99

		374

Media (1.2%)
CSC Holdings, Inc., 8.500%, 04/15/14(b)	95	94
DIRECTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/12 @ 103.81	335	326
EchoStar DBS Corp., 6.625%, 10/01/14	60	55
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	215	222
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	200	180
News America Holdings, Inc., 6.200%, 12/15/34(c)	734	627
Thomson Reuters Corp., 5.950%, 07/15/13	320	327
Time Warner Cable, Inc., 8.250%, 02/14/14	1,280	1,435
Time Warner Cable, Inc., 5.850%, 05/01/17	3,077	3,073
Time Warner, Inc., 6.500%, 11/15/36	725	635
Viacom, Inc., 6.125%, 10/05/17	306	297

		7,271

Metals (0.5%)
ArcelorMittal, 6.125%, 06/01/18	1,566	1,371
ArcelorMittal, 9.850%, 06/01/19	1,100	1,187
Barrick Gold Corp., 6.950%, 04/01/19	502	562

		3,120

Miscellaneous Manufacturer (1.1%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)(c)	75	71
General Electric Co., 5.000%, 02/01/13(c)	3,333	3,468
General Electric Co., 5.250%, 12/06/17(c)	900	884
Siemens Financierings NV, 6.125%, 08/17/26(b)	889	904
Wesfarmers Ltd., 6.998%, 04/10/13(b)(c)	1,634	1,718

		7,045

Oil & Gas (2.9%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	834	846
Apache Corp., 6.000%, 01/15/37	695	736
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	100	95
Cameron International Corp., 6.375%, 07/15/18	515	475
Chesapeake Energy Corp., 9.500%, 02/15/15	315	317
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	75	74
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35(c)	889	772
Forest Oil Corp., 8.500%, 02/15/14(b)	185	182
Halliburton Co., 6.150%, 09/15/19	887	960
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	75	76
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	150	149
Pioneer Natural Resources Co., 6.650%, 03/15/17	115	101
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81(c)	115	103
Praxair, Inc., 4.625%, 03/30/15	1,897	1,960
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	245	235
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	170	145
Shell International Finance BV, 6.375%, 12/15/38	3,290	3,584
Smith International, Inc., 9.750%, 03/15/19	2,467	2,850
Tesoro Corp., 6.625%, 11/01/15, Callable 11/01/10 @ 103.31	110	99
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	55	54
Transocean, Inc., 6.000%, 03/15/18	492	512
Transocean, Inc., 6.800%, 03/15/38(c)	1,107	1,184
Weatherford International Ltd., 9.625%, 03/01/19	986	1,160
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Weatherford International Ltd., 6.500%, 08/01/36	833	754
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	35	32
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	75	67

		17,522

Packaging & Containers (0.1%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	95	93
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/09 @ 103.17	130	124
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75(b)	40	40
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	120	122
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	20	20
Sealed Air Corp., 7.875%, 06/15/17, Callable 06/15/13 @ 103.94(b)	15	15

		414

Pharmaceuticals (2.4%)
Abbott Laboratories, 5.600%, 11/30/17	2,393	2,563
AstraZeneca PLC, 6.450%, 09/15/37	2,285	2,533
Covidien International Finance SA, 6.000%, 10/15/17	1,417	1,507
Express Scripts, Inc., 5.250%, 06/15/12	1,548	1,599
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,559	1,651
Novartis Securities Investment Ltd., 5.125%, 02/10/19	842	862
Roche Holdings, Inc., 7.000%, 03/01/39(b)(c)	1,942	2,251
Schering-Plough Corp., 6.550%, 09/15/37	1,066	1,143
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	601	620
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	40	40

		14,769

Pipelines (1.8%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,390	1,483
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	110	103
Dynegy Holdings, Inc., 7.500%, 06/01/15(c)	260	217
El Paso Corp., 7.875%, 06/15/12(c)	230	226
El Paso Corp., MTN, 8.250%, 02/15/16	70	68
El Paso Natural Gas, 5.950%, 04/15/17	476	458
Energy Transfer Partners, 9.000%, 04/15/19	1,523	1,739
Energy Transfer Partners, 7.500%, 07/01/38	905	950
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	250	216
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	60	58
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,107	1,170
Southern Natural Gas Co., 5.900%, 04/01/17(b)	397	385
Trans-Canada Pipelines, 6.200%, 10/15/37	1,460	1,495
Trans-Canada Pipelines, 7.625%, 01/15/39	1,202	1,403
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	393	394
Williams Cos., Inc., 8.750%, 01/15/20(b)	822	857

		11,222

Real Estate (0.0%)
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	220	198

REITs (0.0%)
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)	40	38
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/09 @ 102.38	120	113
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	25	23
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	30	27

		201

Retail (1.2%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	25	27
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	20	18
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	20	18
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	100	85
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	105	86
Tesco PLC, 5.500%, 11/15/17(b)(c)	1,847	1,881
Wal-Mart Stores, Inc., 5.250%, 09/01/35	428	408
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,296	4,800

		7,323

Semiconductors (0.0%)
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	90	83

Software (0.4%)
Intuit, Inc., 5.750%, 03/15/17	316	300
Oracle Corp., 5.750%, 04/15/18	1,775	1,873

		2,173

Telecommunication Services (2.8%)
AT&T, Inc., 4.950%, 01/15/13	1,412	1,468
AT&T, Inc., 5.100%, 09/15/14	1,507	1,565
AT&T, Inc., 6.450%, 06/15/34(c)	740	730
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	75	73
Cisco Systems, Inc., 5.500%, 02/22/16(c)	1,714	1,816
Comcast Corp., 6.450%, 03/15/37	735	724
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(b)(c)	155	149
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	15	15
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	160	166
Frontier Communications Corp., 8.250%, 05/01/14	110	104
Hughes Network Systems LLC, 9.500%, 04/15/14, Callable 04/15/10 @ 104.75(b)	50	49
Inmarsat Finance II PLC, 10.375%, 11/15/12, Callable 11/15/09 @ 103.46(e)	230	238
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	170	163
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	121	115
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	115	87
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63(b)	185	183
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 08/01/09 @ 101.84	60	48
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/09 @ 101.72	40	33
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	75	71
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	350	340
Rogers Wireless, Inc., 7.500%, 03/15/15	805	876
Verizon Communications, Inc., 5.250%, 04/15/13(c)	1,018	1,068
Verizon Communications, Inc., 5.550%, 02/15/16	1,284	1,329
Verizon Communications, Inc., 8.950%, 03/01/39	1,407	1,777
Verizon Wireless Capital LLC, 5.550%, 02/01/14(b)	1,283	1,362
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	240	234
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	100	99
Vodafone Group PLC, 5.500%, 06/15/11	2,218	2,334
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	175	175
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	65	62

		17,453

Transportation (0.9%)
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)	55	53
Paccar, Inc., 6.375%, 02/15/12	1,275	1,379
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63(b)	185	179
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11(c)	15	14
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	5	4
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	10	8
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	120	117
Union Pacific Corp., 7.875%, 01/15/19	3,030	3,468

		5,222

Total Corporate Bonds		200,476

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	110	84

Oil & Gas (0.0%)
Western Refining, Inc., 5.750%, 06/15/14	2	2

Total Convertible Corporate Bonds		86

U.S. Government Agency Mortgages (42.4%)
Fannie Mae (28.1%)
5.500%, 07/01/19	44	46
5.500%, 09/01/19	1,995	2,100
5.500%, 12/01/19	111	116
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
4.500%, 12/01/20	7,518	7,682
6.000%, 03/01/21	1,088	1,154
6.000%, 08/01/21	332	352
5.000%, 01/01/22	3,084	3,205
5.500%, 03/01/22	1,328	1,391
6.000%, 06/01/22	6,454	6,840
6.000%, 02/01/23	6,053	6,419
4.500%, 01/01/24	2,190	2,238
5.000%, 01/01/24	7,401	7,673
5.500%, 01/01/24	726	755
4.000%, 07/01/24	12,015	12,035
5.000%, 07/01/28	4,863	4,986
6.000%, 10/01/28	4,666	4,902
5.000%, 11/01/28	17,931	18,386
6.500%, 08/14/32	37,000	39,244
5.000%, 11/01/33	16,741	17,128
5.500%, 09/01/34	10,962	11,368
6.000%, 10/01/35	2,254	2,358
6.000%, 12/01/35	509	532
6.000%, 04/01/36	5,414	5,671
6.500%, 09/01/36	220	236
6.500%, 10/01/37	8,915	9,507
6.000%, 02/01/38	5,447	5,700

		172,024

Freddie Mac (9.7%)
5.500%, 12/01/18	69	72
4.500%, 06/01/19	462	479
4.500%, 07/01/19	6,417	6,597
4.500%, 02/01/20	777	806
5.500%, 08/01/22	11,180	11,702
5.500%, 10/01/22	12,149	12,725
5.500%, 12/01/22	11,828	12,379
6.000%, 09/01/34	5,858	6,153
6.500%, 02/01/38	2,963	3,152
6.500%, 03/01/38	2,675	2,846
6.500%, 06/01/38	2,645	2,813

		59,724

Ginnie Mae (4.6%)
5.500%, 01/15/39	13,227	13,683
4.500%, 06/15/39	8,232	8,234
6.357%, 04/20/58	1,294	1,294
5.467%, 03/20/59	1,670	1,730
5.650%, 05/01/59	3,037	3,176

		28,117

Total U.S. Government Agency Mortgages		259,865

U.S. Treasury Obligations (6.5%)
U.S. Treasury Bonds (1.9%)
6.875%, 08/15/25	6,543	8,573
4.500%, 05/15/38	3,004	3,101

		11,674

U.S. Treasury Note (4.6%)
3.750%, 11/15/18	27,520	27,995

Total U.S. Treasury Obligations		39,669

Short-Term Investment (3.6%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	21,909	21,909

Total Short-Term Investment		21,909

Money Market Fund (3.0%)
RidgeWorth Institutional Cash Management Money Market Fund(g)	18,670,533	18,671

Total Money Market Fund		18,671

Total Investments (Cost $618,842)(h) — 103.8%		635,745

Liabilities in excess of other assets — (3.8)%		(23,120)

Net Assets — 100.0%		$612,625

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.6% of net assets as of June 30, 2009.

(c)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $21,126.

(d)	Perpetual maturity.

(e)	Step bond.

(f)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(g)	Affiliate investment.

(h)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

REIT	Real Estate Investment Trust
Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
North America High Yield CDX Indices, Series 12	JPMorgan	8,730	5.000	06/20/14	1,379
North America High Yield CDX Indices, Series 12	JPMorgan	5,961	5.000	06/20/14	942
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	6,045	5.000	06/20/14	955
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	8,730	5.000	06/20/14	1,379
North America High Yield CDX Indices, Series 12	Credit Suisse First Boston	6,227	5.000	06/20/14	984
Barclays 23 MM CDX Indices	Barclays Bank PLC	6,320	5.000	06/20/14	998
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	5,605	5.000	06/20/14	(252)
Emerging Markets CDX Indices, Series 11	JPMorgan	6,005	5.000	06/20/14	(270)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	675	5.000	06/20/14	(30)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	335	5.000	06/20/14	(15)
Emerging Markets CDX Indices, Series 11	Barclays Bank PLC	6,410	5.000	06/20/14	(288)

					5,782

Interest Rate Swaps

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Fixed 10-Year Japan, the Fund receives fixed 1.38% 10-Year Japan, pays 6 month libor (Japan)	Barclays Bank PLC	293	1.38	05/29/19	—
Fixed 10-Year Japan, the Fund receives fixed 1.44% 10-Year Japan, pays 6 month libor (Japan)	Barclays Bank PLC	293	1.44	06/04/19	(2)
Fixed 7-Year South Africa, the Fund receives fixed 8.72% fixed, pays 3 month Johannesburg Interbank Agreed Rate (South Africa)	JPMorgan	1,148	8.72	06/13/16	4
Fixed 3-Year Euro, the Fund receives fixed 2.38%, pays 6 month Euro Libor (Euro)	Barclays Bank PLC	1,088	2.38	06/23/12	(3)
Fixed 3-Year United Kingdom, the Fund receives fixed 3.01%, pays 6 month BBA Libor (United Kingdom)	Barclays Bank PLC	1,212	3.01	06/19/12	(2)
Fixed 3-Year Norway, the Fund receives fixed 3.38%, pays 6 month Norway Interbank Offered Rate (Norway)	JPMorgan	2,412	3.38	06/12/12	(7)
Fixed 10-Year Canada, the Fund receives fixed 3.62%, pays 3 month Canadian Bankers Acceptance (Canada)	Barclays Bank PLC	348	3.62	06/23/19	(3)
Fixed 3-Year Australia, the Fund receives fixed 4.92%, pays 6 Month Australian Bank Bill Mid (Australia)	JPMorgan	1,030	4.92	06/25/12	(2)
Fixed 4-Year Switzerland, the Fund receives fixed 1.59%, pays 6 month Swiss Franc Libor (Switzerland)	Barclays Bank PLC	1,695	1.59	06/26/13	(3)
Fixed 3-Year New Zealand, the Fund recieves fixed 4.66%, pays 3 month New Zealand Bank Bill Mid (New Zealand)	JPMorgan	3,375	4.66	06/26/12	(15)
Fixed 3-Year South Africa, the Fund receives fixed 8.25%, pays 3 month Johannesburg Interbank Agreed Rate (South Africa)	JPMorgan	1,132	8.25	06/25/12	(3)
Fixed 130X1 TIIE, the Fund receives fixed 8.23%, pays 28 day TIIE (Mexico)	JPMorgan	442	8.23	06/17/19	1
Fixed 10-Year Japan, the Fund receives fixed 1.43%, pays 6 month Libor (Japan)	Barclays Bank PLC	304	1.43	06/04/19	(2)
Fixed 3-Year United Kingdom, the Fund receives fixed 3.03%, pays 6 month BBA Libor (United Kingdom)	Barclays Bank PLC	1,212	3.03	06/19/12	(3)

					(40)

At June 30, 2009, liquid assets totaling $57,897, in thousands, were designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2009.
See Notes to Schedules of Portfolio Investments.

At June 30, 2009, the Fund’s foreign currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	07/06/09	198	140	159	(19)
Australian Dollar	07/17/09	15,843	12,630	12,747	(117)
Australian Dollar	07/17/09	366	291	294	(3)
Australian Dollar	07/20/09	16,038	12,676	12,901	(225)
Australian Dollar	07/20/09	730	577	587	(10)
Australian Dollar	07/27/09	365	289	294	(5)
Australian Dollar	07/27/09	365	289	294	(5)
Brazilian Real	07/02/09	577	291	294	(3)
British Pound	07/17/09	355	585	585	—
British Pound	07/20/09	178	292	293	(1)
British Pound	07/20/09	89	146	147	(1)
British Pound	07/20/09	89	147	147	—
British Pound	07/22/09	532	866	875	(9)
British Pound	07/27/09	178	290	293	(3)
Euro	07/02/09	109	145	153	(8)
Euro	07/10/09	104	140	147	(7)
Euro	07/10/09	104	140	146	(6)
Euro	07/17/09	126	175	177	(2)
Euro	07/20/09	9,009	11,885	12,637	(752)
Euro	07/20/09	212	280	298	(18)
Euro	07/20/09	209	291	293	(2)
Euro	07/27/09	103	145	145	—
Israeli Shekel	07/13/09	689	175	176	(1)
Japanese Yen	07/07/09	16,633	165	173	(8)
Japanese Yen	07/07/09	5,498	55	57	(2)
Japanese Yen	07/07/09	5,272	55	55	—
Japanese Yen	07/07/09	5,250	55	55	—
Japanese Yen	07/10/09	5,483	55	57	(2)
Japanese Yen	10/07/09	1,795,177	18,035	18,660	(625)
Korean Won	07/06/09	215,338	172	169	3
New Zealand Dollar	07/17/09	277	175	178	(3)
New Zealand Dollar	07/20/09	912	575	588	(13)
Polish Zloty	07/24/09	952	290	300	(10)

Total Short Contracts			$62,517	$64,374	$(1,857)

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Long:
Australian Dollar	07/06/09	198	141	159	18
Australian Dollar	07/17/09	15,843	12,570	12,748	178
Australian Dollar	07/17/09	366	290	294	4
Australian Dollar	07/20/09	16,038	12,625	12,902	277
Australian Dollar	07/20/09	730	575	588	13
Australian Dollar	07/27/09	369	290	296	6
Australian Dollar	07/27/09	730	575	587	12
Australian Dollar	07/27/09	364	290	292	2
Brazilian Real	07/02/09	577	290	294	4
British Pound	07/17/09	178	290	292	2
British Pound	07/17/09	178	290	292	2
British Pound	07/20/09	179	290	294	4
British Pound	07/20/09	178	290	293	3
British Pound	07/22/09	354	575	582	7
British Pound	07/22/09	178	290	293	3
British Pound	07/27/09	177	290	291	1
British Pound	07/27/09	178	290	293	3
British Pound	07/27/09	175	290	289	(1)
Canadian Dollar	08/04/09	167	145	144	(1)
Canadian Dollar	08/04/09	167	145	144	(1)
Euro	07/02/09	109	146	154	8
Euro	07/10/09	104	140	146	6

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)

Euro	07/10/09	104	141	147	6
Euro	07/17/09	126	174	177	3
Euro	07/20/09	9,009	11,690	12,637	947
Euro	07/20/09	212	275	297	22
Euro	07/20/09	209	290	293	3
Euro	07/27/09	207	290	290	—
Euro	07/27/09	103	145	145	—
Israeli Shekel	07/13/09	688	175	175	—
Israeli Shekel	08/03/09	571	145	145	—
Korean Won	07/06/09	215,338	175	169	(6)
New Zealand Dollar	07/17/09	277	174	178	4
New Zealand Dollar	07/20/09	912	574	588	14
Polish Zloty	07/24/09	952	293	300	7

Total Long Contracts			$45,658	$47,208	$1,550

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (3.9%)
Automobiles ABS (1.8%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A2, 2.040%, 04/15/11	235	235
BMW Vehicle Owner Trust, Ser 2006-A, Cl A3, 5.130%, 09/27/10	11	11
Daimler Chrysler Auto Trust, Ser 2006-D, Cl A3, 4.980%, 02/08/11	226	228
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A2, 3.710%, 04/20/11(a)	406	409

		883

Credit Card ABS (0.5%)
Chase Issuance Trust, Ser 2005-A4, Cl A4, 4.230%, 01/15/13	250	256

Diversified Financial Services ABS (1.5%)
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7, 0.319%, 08/15/12(a)	750	745

Home Equity ABS (0.1%)
Residential Funding Mortgage Securities, Ser 2006-HSA1, Cl A1, 0.419%, 02/25/36(a)	74	69

Total Asset-Backed Securities		1,953

Collateralized Mortgage Obligations (17.9%)
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.946%, 08/25/35(a)	299	193
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 0.559%, 10/25/35(a)	250	137
Banc of America Commercial Mortgage, Inc., Ser 2003-1, Cl A1, 3.878%, 09/11/36	311	310
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	31	31
Banc of America Mortgage Securities, Ser 2003-F, Cl 1A1, 5.137%, 07/25/33(a)	748	652
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.670%, 11/25/35(a)	469	302
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.741%, 03/25/36(a)	426	189
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	282	283
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	173	161
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	507	506
Fannie Mae, Ser 1997-M9, Cl C, 6.520%, 07/25/16	250	261
Fannie Mae, Ser 2003-35, Cl KA, 4.000%, 04/25/17	394	406
Fannie Mae, Ser 2009-37, Cl HA, 4.000%, 04/25/19	246	252
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.402%, 09/25/35(a)	370	200
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 4.347%, 08/25/34(a)	646	570
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Cl A2, 4.670%, 08/10/38	229	224
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	132	131
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	469	458
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	225	217
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A3, 4.184%, 01/12/37	341	339
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	569	560
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	500	490
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 3.862%, 04/25/34(a)	410	363
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 4.745%, 01/25/37(a)	1,214	831
Thornburg Mortgage Securities Trust, Ser 2006-6, Cl A1, 0.419%, 11/25/46(a)	270	242
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.237%, 04/25/36(a)	419	329
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.237%, 04/25/36(a)	598	400

Total Collateralized Mortgage Obligations		9,037

Corporate Bonds (31.9%)
Aerospace/Defense (0.9%)
Raytheon Co., 4.850%, 01/15/11	175	183
United Technologies Corp., 4.375%, 05/01/10	250	257

		440

Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11(b)	150	153

Banks (7.5%)
American Express Bank, 0.369%, 04/26/10(a)	275	272
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank of America Corp., 1.090%, 08/13/10(a)	350	342
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN(b)	205	211
Bank of New York Mellon Corp., Ser G, 1.247%, 06/29/10, MTN(a)	375	374
Capital One Financial Corp., MTN, 5.700%, 09/15/11	140	141
JPMorgan Chase & Co., 6.750%, 02/01/11	265	277
PNC Funding Corp., 1.875%, 06/22/11	175	176
U.S. Bancorp, Ser P, 1.416%, 02/04/10, MTN(a)	400	400
UBS AG Stamford, 1.090%, 07/23/09(a)	760	759
Wachovia Corp., 5.300%, 10/15/11	290	302
Wachovia Corp., Ser G, 1.162%, 07/26/10(a)	425	421
Wells Fargo & Co., 3.000%, 12/09/11	120	124

		3,799

Consumer Staples (1.1%)
Kellogg Co., Ser B, 6.600%, 04/01/11	250	268
Yum! Brands, Inc., 8.875%, 04/15/11	250	273

		541

Diversified Financial Services (10.9%)
Allstate Life Global Funding Trust, 1.264%, 02/26/10, MTN(a)	425	425
BHP Billiton Finance USA Ltd., 5.125%, 03/29/12	150	158
BP Capital Markets PLC, 3.125%, 03/10/12	200	204
Caterpillar Financial Services Corp., 1.424%, 02/08/10, MTN(a)	350	350
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN(b)	225	236
Citigroup, Inc., 6.500%, 01/18/11	200	203
CME Group, Inc., 1.657%, 08/06/10(a)	770	769
Countrywide Financial Corp., MTN, 5.800%, 06/07/12	150	151
Credit Suisse (USA), Inc., 6.125%, 11/15/11	270	289
General Electric Capital Corp., 5.000%, 11/15/11	380	391
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	265	280
Goldman Sachs Group, Inc. (The), 1.625%, 07/15/11	275	276
Goldman Sachs Group, Inc. (The), Ser B, 1.332%, 06/28/10(a)	430	427
International Lease Finance Corp., Ser Q, 5.450%, 03/24/11	200	168
JPMorgan Chase & Co., 1.283%, 01/17/11(a)	430	425
JPMorgan Chase & Co., 2.200%, 06/15/12	500	502
Morgan Stanley, 6.600%, 04/01/12	240	254

		5,508

Electric (0.4%)
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	200	204

Industrials (1.3%)
Dover Corp., 6.500%, 02/15/11	225	240
Ingersoll-Rand Global Holding Co., Ltd., 2.420%, 08/13/10(a)	425	415

		655

Information Technology (1.2%)
Hewlett-Packard Co., 2.250%, 05/27/11(b)	425	426
Hewlett-Packard Co., 4.250%, 02/24/12	190	199

		625

Insurance (1.0%)
Met Life Global Funding I, 1.972%, 06/25/10(a)(c)	500	498

Media (1.3%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	250	264
Cox Communications, Inc., 7.750%, 11/01/10	175	182
Time Warner Cable, Inc., 5.400%, 07/02/12	125	129
Time Warner, Inc., 6.875%, 05/01/12	100	107

		682

Oil & Gas (1.2%)
Anadarko Finance Co., Ser B, 6.750%, 05/01/11	50	52
Devon Financing Corp. ULC, 6.875%, 09/30/11	145	157
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	195	196
XTO Energy, Inc., 5.000%, 08/01/10	200	205

		610

Pipelines (0.5%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	125	132
DCP Midstream LLC, 7.875%, 08/16/10	124	130

		262

Retail (0.4%)
CVS Caremark Corp., 2.150%, 09/10/10(a)	215	215

Telecommunication Services (2.4%)
Alltel Corp., 7.000%, 07/01/12	125	135
AT&T, Inc., 1.116%, 02/05/10(a)	675	675
Rogers Wireless, Inc., 9.625%, 05/01/11	230	251
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Vodafone Group PLC, 5.350%, 02/27/12	140	148

		1,209

Transportation (0.4%)
Union Pacific Corp., 6.650%, 01/15/11	200	210

Utilities (1.1%)
Southern Co., Ser 08-A, 1.485%, 08/20/10(a)	555	555

Total Corporate Bonds		16,166

U.S. Government Agencies (3.4%)
Fannie Mae (1.1%)
2.000%, 03/02/11,Callable 03/02/10 @ 100	550	554

Federal Home Loan Bank (0.8%)
1.625%, 01/21/11	395	400

Freddie Mac (1.5%)
3.125%, 10/25/10	750	773

Total U.S. Government Agencies		1,727

U.S. Government Agency Mortgages (28.4%)
Fannie Mae (17.5%)
6.985%, 07/01/09	310	310
3.193%, 05/01/32(a)	136	137
4.800%, 01/01/33(a)	364	377
4.273%, 09/01/33(a)	243	248
4.050%, 10/01/33(a)	365	370
4.683%, 05/01/35(a)	634	657
4.632%, 11/01/35(a)	1,446	1,495
3.793%, 01/01/36(a)	2,552	2,609
4.495%, 02/01/36(a)	1,151	1,192
4.752%, 06/01/36(a)	505	525
5.381%, 11/01/37(a)	906	943

		8,863

Freddie Mac (8.5%)
3.750%, 12/15/11	185	187
4.375%, 04/15/15	250	257
4.000%, 05/15/15	571	577
5.000%, 09/15/15	82	83
5.500%, 04/15/26	160	164
5.340%, 08/01/33(a)	209	214
3.753%, 04/01/34(a)	110	112
4.156%, 02/01/35(a)	380	390
4.459%, 03/01/35(a)	734	763
5.140%, 01/01/36(a)	677	704
6.184%, 09/01/36(a)	325	345
5.511%, 04/01/37(a)	476	498

		4,294

Ginnie Mae (2.4%)
5.988%, 02/16/24(a)	45	47
3.701%, 06/16/25	1,147	1,168

		1,215

Total U.S. Government Agency Mortgages		14,372

U.S. Treasury Obligations (1.5%)
U.S. Treasury Notes (1.5%)
0.875%, 04/30/11	390	388
1.375%, 04/15/12	380	378

Total U.S. Treasury Obligations		766

Short-Term Investment (2.0%)
RidgeWorth Funds Securities Lending Joint Account(d)(e)	1,035	1,035

Total Short-Term Investment		1,035

Money Market Funds (8.8%)
Federated Government Obligations Money Market Fund	1,492,571	1,493
RidgeWorth Institutional Cash Management Money Market Fund(e)	1,492,597	1,493
RidgeWorth Institutional U.S. Government Securities Money Market Fund(e)	1,492,571	1,493

Total Money Market Funds		4,479

Total Investments (Cost $50,581)(f) — 97.8%		49,535

Other assets in excess of liabilities — 2.2%		1,105

Net Assets — 100.0%		$50,640

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	This security or a partial position of the security was on loan as of June 30, 2009. The total value of securities on loan as of June 30, 2009, in thousands, was $1,004.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.0% of net assets as of June 30, 2009.

(d)	This security was purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

ULC	Unlimited Liability Co.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (89.8%)
U.S. Treasury Bonds (15.2%)
7.125%, 02/15/23	9,696	12,685
6.875%, 08/15/25	10,295	13,488
5.000%, 05/15/37	2,375	2,643

		28,816

U.S. Treasury Notes (74.6%)
4.875%, 04/30/11	14,925	15,956
1.375%, 04/15/12	27,428	27,327
2.750%, 02/28/13	35,970	36,996
3.125%, 09/30/13	15,460	15,994
4.750%, 08/15/17	32,115	35,206
3.500%, 02/15/18	9,000	9,044

		140,523

Total U.S. Treasury Obligations		169,339

Money Market Fund (10.0%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(a)	18,786,253	18,786

Total Money Market Fund		18,786

Total Investments (Cost $186,206)(b) — 99.8%		188,125

Other assets in excess of liabilities — 0.2%		323

Net Assets — 100.0%		$188,448

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligation (1.9%)
Fannie Mae, Ser 1997-M9, Cl C, 6.520%, 07/25/16	3,600	3,757

Total Collateralized Mortgage Obligation		3,757
U.S. Government Agencies (4.5%)
Fannie Mae (2.0%)
0.173%, 07/20/09(a)	4,000	4,000

Freddie Mac (2.5%)
0.152%, 07/13/09(a)	5,000	5,000

Total U.S. Government Agencies		9,000

U.S. Government Agency Mortgages (84.3%)
Fannie Mae (67.4%)
6.985%, 07/01/09	676	675
6.830%, 08/01/09(b)	1,404	1,403
7.120%, 09/01/09	1,040	1,039
7.040%, 12/01/09	230	230
7.140%, 12/01/09	1,222	1,221
6.970%, 01/01/10	1,614	1,620
7.160%, 01/01/10	1,222	1,227
7.470%, 01/01/10(b)	2,390	2,400
7.500%, 07/01/10(b)	51	52
6.955%, 10/01/10(b)	113	117
7.440%, 10/01/10	54	57
5.159%, 11/01/10	684	689
7.114%, 12/01/10	1,215	1,284
6.200%, 01/01/11(b)	2,569	2,691
6.320%, 01/01/11(b)	589	614
6.480%, 01/01/11	135	141
6.270%, 02/01/11	612	641
6.524%, 02/01/11	894	937
6.250%, 03/01/11	390	412
6.150%, 04/01/11	1,070	1,126
6.230%, 04/01/11	143	150
6.480%, 04/01/11(b)	483	510
6.004%, 05/01/11	211	221
6.200%, 05/01/11	2,152	2,280
6.280%, 05/01/11(b)	2,128	2,248
6.305%, 05/01/11	108	115
4.590%, 06/01/11	522	541
6.460%, 06/01/11	170	178
6.260%, 07/01/11	60	63
6.520%, 07/01/11(b)	470	500
6.100%, 08/01/11	190	202
6.370%, 08/01/11	59	62
6.450%, 08/01/11	203	216
5.922%, 10/01/11	254	269
5.809%, 11/01/11	245	261
5.936%, 11/01/11	3	3
5.095%, 12/01/11(b)	348	366
5.350%, 12/01/11(b)	1,277	1,347
5.896%, 01/01/12	57	61
6.200%, 01/01/12	400	429
5.915%, 02/01/12	743	794
6.005%, 02/01/12(b)	438	468
5.470%, 03/01/12	1,000	1,022
6.095%, 03/01/12	391	421
6.555%, 04/01/12(b)	492	534
6.047%, 05/01/12	189	203
6.110%, 07/01/12(b)	543	586
5.410%, 09/01/12	337	358
5.530%, 09/01/12	56	59
5.235%, 10/01/12(b)	31	32
7.000%, 10/01/12	246	258
3.193%, 05/01/32(b)	155	156
4.393%, 10/01/32(b)	147	150
5.405%, 12/01/32(b)	29	30
4.800%, 01/01/33(b)	1,079	1,117
2.912%, 04/01/33(b)	1,220	1,225
3.803%, 05/01/33(b)	450	458
5.255%, 05/01/33(b)	36	37
4.273%, 09/01/33(b)	106	108
4.050%, 10/01/33(b)	376	381
5.210%, 10/01/33(b)	1,693	1,744
4.998%, 12/01/33(b)	3,810	3,923
4.636%, 07/01/34(b)	1,047	1,081
4.408%, 08/01/34(b)	73	75
4.640%, 08/01/34(b)	3,724	3,781
4.385%, 10/01/34	32	32
4.155%, 12/01/34	5,622	5,776
3.841%, 01/01/35	456	457
4.073%, 01/01/35	403	405
4.826%, 01/01/35(b)	120	123
3.651%, 02/01/35	525	519
3.113%, 03/01/35	771	772
3.301%, 03/01/35(b)	1,494	1,514
4.683%, 05/01/35(b)	920	953
4.940%, 05/01/35	378	391
5.059%, 07/01/35(b)	4,499	4,671
4.673%, 08/01/35(b)	1,269	1,310
4.459%, 09/01/35(b)	297	306
4.652%, 09/01/35(b)	40	41
4.632%, 11/01/35(b)	10,241	10,587
4.962%, 11/01/35	1,042	1,084
3.793%, 01/01/36(b)	6,616	6,764
5.671%, 01/01/36	3,017	3,122
4.495%, 02/01/36(b)	5,686	5,885
5.736%, 03/01/36	10,021	10,495
5.793%, 03/01/36(b)	7,420	7,700
4.752%, 06/01/36(b)	722	750
5.432%, 08/01/36(b)	6,222	6,496
5.624%, 10/01/36	3,419	3,576
5.558%, 12/01/36(b)	522	542
5.427%, 01/01/37(b)	1,060	1,099
4.349%, 04/01/37(b)	1,356	1,383
4.755%, 10/01/37(b)	8,313	8,598
5.381%, 11/01/37(b)	2,203	2,291
3.348%, 09/01/39(b)	218	221

		135,462

Freddie Mac (16.3%)
5.250%, 08/15/11	622	640
3.750%, 12/15/11	79	80
4.000%, 05/15/15	325	328
5.000%, 09/15/15	27	28
4.886%, 06/01/33(b)	80	80
5.340%, 08/01/33(b)	209	214
3.753%, 04/01/34(b)	689	700
4.330%, 05/01/34(b)	314	319
3.902%, 07/01/34(b)	538	548
5.002%, 10/01/34(b)	828	844
4.694%, 01/01/35(b)	198	205
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
4.156%, 02/01/35(b)	351	361
4.678%, 02/01/35(b)	251	259
4.459%, 03/01/35(b)	1,617	1,683
4.455%, 04/01/35(b)	217	224
5.009%, 06/01/35(b)	1,414	1,468
4.999%, 11/01/35(b)	7,556	7,838
5.140%, 01/01/36(b)	6,088	6,334
5.167%, 02/01/36(b)	858	895
5.251%, 02/01/36(b)	3,426	3,540
5.270%, 03/01/36(b)	696	724
6.184%, 09/01/36(b)	656	695
4.708%, 10/01/36(b)	1,138	1,176
5.735%, 12/01/36(b)	721	754
5.572%, 03/01/37(b)	2,164	2,249
5.511%, 04/01/37(b)	479	502
5.439%, 07/01/37	85	88

		32,776

Ginnie Mae (0.6%)
3.360%, 08/16/22	267	269
4.045%, 10/16/23	172	174
5.988%, 02/16/24(b)	117	119
3.701%, 06/16/25	688	701

		1,263

Total U.S. Government Agency Mortgages		169,501

Money Market Funds (7.2%)
Federated Government Obligations Money Market Fund	6,230	6,230
RidgeWorth Institutional U.S. Government Securities Money Market Fund(c)	8,325	8,325

Total Money Market Funds		14,555

Total Investments (Cost $195,427)(d) — 97.9%		196,813

Other assets in excess of liabilities — 2.1%		4,167

Net Assets — 100.0%		$200,980

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.7%)
District of Columbia (1.6%)
Metropolitan Washington DC Airports Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/27, Callable 10/01/11 @ 101, MBIA	1,000	983
Metropolitan Washington DC Airports Authority, Airport System, Ser B, RB, 5.000%, 10/01/26, Callable 10/01/19 @ 100, BHAC	2,000	2,057

		3,040

Virginia (95.1%)
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,000	1,010
Arlington County Industrial Development Authority Lease, Capital Project, RB, 5.000%, 08/01/13	1,370	1,526
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.250%, 01/01/10, Callable 08/17/09 @ 100.50, FSA	1,000	1,017
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.375%, 01/01/11, Callable 01/01/10 @ 100, FSA	2,785	2,897
Arlington County, GO, 5.000%, 03/15/15	4,500	5,150
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/01/16 @ 100, MBIA	2,890	2,970
Bristol Utility System, RB, 5.250%, 07/15/23, Callable 07/15/13 @ 100, MBIA	1,000	1,013
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,654
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.700%, 10/01/24, Callable 10/01/17 @ 100	250	194
Fairfax County Economic Development Authority, Resource Recovery, Ser A, RB, AMT, 6.100%, 02/01/11, AMBAC	1,000	1,034
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Ser A, RB, BAN, 4.000%, 03/01/13, Callable 03/01/11 @ 100	1,725	1,766
Fairfax County, Ser B, GO, 5.000%, 10/01/12	3,250	3,638
Fauquier County, GO, 5.000%, 07/01/19, Callable 07/01/16 @100, MBIA	2,100	2,326
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, MBIA	2,855	2,996
Hampton Golf Course, RB, 6.000%, 12/01/12	559	596
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060	1,142
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425	2,592
Hampton, Ser A, GO, 5.500%, 07/15/18, Callable 07/15/12 @ 101	1,275	1,381
Hampton, Ser A, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, FGIC	1,000	1,036
Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, MBIA	6,100	6,703
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/09 @ 102, GNMA	400	408
Henrico County Economic Development Authority, Public Facilities Lease, RB, 6.125%, 11/01/17, Callable 11/01/09 @ 102	1,280	1,327
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	940
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,192
Henrico County Economic Development Authority, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/09 @ 102, GNMA	500	505
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, FSA	1,500	1,683
Isle Wight County, Ser B, GO, 5.500%, 07/01/20, Callable 01/01/19 @ 100	420	461
Isle Wight County, Ser B, GO, 5.250%, 07/01/22, Callable 01/01/19 @ 100	685	729
Isle Wight County, Ser B, GO, 5.375%, 07/01/23, Callable 01/01/19 @ 100	675	722
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, FSA	2,215	2,358
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Loudoun County Industrial Development Authority, Loudoun Hospital Center, RB, 6.000%, 06/01/22, Prerefunded 06/01/12 @ 101	1,040	1,188
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, FSA	1,110	1,233
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser A, RB, 6.000%, 08/01/24, Callable 08/01/14 @ 100	1,500	1,227
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,310
Loudoun County, Ser B, GO, 5.000%, 06/01/14	3,500	3,986
Montgomery County Industrial Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC	1,865	1,963
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, FSA	2,225	2,416
Newport News, Ser B, GO, 5.250%, 07/01/15	3,000	3,450
Orange County Economic Development Authority Lease, RB, 4.750%, 02/01/22, Callable 02/01/17 @ 100, Assured Guaranty	2,000	2,056
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,276
Pittsylvania County, Ser B, GO, 5.625%, 03/01/15, Callable 03/01/11 @ 102, MBIA	1,000	1,081
Portsmouth, Ser A, GO, 5.000%, 04/01/14, MBIA	2,005	2,235
Portsmouth, Ser A, GO, 5.000%, 07/01/15, MBIA	2,285	2,562
Portsmouth, Ser B, GO, 5.250%, 07/15/24, Callable 07/15/19 @ 100	1,000	1,078
Portsmouth, Ser D, GO, 4.000%, 12/01/15	1,635	1,731
Portsmouth, Ser D, GO, 4.000%, 12/01/16	1,325	1,395
Rappahannock Regional Jail Authority, Grant Anticipation Notes, RB, 4.250%, 12/01/09, Callable 07/01/09 @ 100	500	501
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795	1,812
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	1,015
Richmond, GO, 5.500%, 01/15/18, Callable 01/15/11 @ 101, FSA	3,755	3,925
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, FSA	1,435	1,523
Riverside Regional Jail Authority, RB, 4.250%, 07/01/10, Callable 07/01/09 @ 100	1,825	1,837
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, MBIA	2,000	2,111
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/16, Callable 07/01/12 @ 100, MBIA	1,000	1,041
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, MBIA	2,000	2,066
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, MBIA	1,000	1,023
Roanoke, Ser B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,661
Spotsylvania County Water & Sewer, RB, 5.000%, 06/01/26, FSA	2,000	2,072
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/23, Callable 08/01/18 @ 100, XLCA	1,025	1,038
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,339
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,261
Suffolk Industrial Development Authority, Retirement Facilities, First Mortgage — Lake Prince Center, RB, 5.150%, 09/01/24, Callable 09/01/16 @ 100	1,750	1,351
Tobacco Settlement Financing Corp., RB, 5.250%, 06/01/19, Prerefunded 06/01/12 @ 100	1,890	1,986
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100	4,905	5,422
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,783
Virginia Beach, Ser B, GO, 5.000%, 05/01/13	2,500	2,810
Virginia Beach, Ser C, GO, 5.000%, 09/15/16	2,325	2,681
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Virginia College Building Authority, Education Facilities, Public Higher Education Financing Project, Ser A, RB, 5.000%, 09/01/27, Callable 09/01/18 @ 100	5,000	5,243
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	5,000	5,520
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,090	3,546
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,343
Virginia College Building Authority, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,367
Virginia Commonwealth Transportation Board, Ser A, RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100	1,000	1,072
Virginia Housing Development Authority, Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18, Callable 11/01/09 @ 100	3,500	3,471
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,243
Virginia Public School Authority, 1997, Ser A, RB, 5.000%, 08/01/24, Callable 08/01/14 @ 100	1,000	1,045
Virginia Public School Authority, Special Obligation, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000	2,122
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/18	2,775	3,156
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/21, Callable 11/01/17 @ 100	1,230	1,342
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,313
Virginia Resources Authority, Senior Infrastructure, Ser B, RB, 5.000%, 11/01/26, Callable 11/01/14 @ 100	2,185	2,270
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO of Authority	2,500	2,657
Virginia State Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,000	2,120
Virginia State, Ser A, GO, 5.000%, 06/01/19, Callable 06/01/14 @ 100	3,170	3,425
Western Regional Jail Authority, Jail Facilities, RB, 4.125%, 12/01/09, Callable 08/17/09 @ 100	750	756
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, MBIA	2,255	2,311
Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, FGIC	2,000	2,141

		186,874

Total Municipal Bonds		189,914

Money Market Fund (2.4%)
Federated Virginia Municipal Cash Trust, Institutional Class	4,803,933	4,804

Total Money Market Fund		4,804

Total Investments (Cost $189,451)(a) — 99.1%		194,718

Other assets in excess of liabilities — 0.9%		1,714

Net Assets — 100.0%		$196,432

(a)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

BAN	Bond Anticipation Note

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

GNMA	Security guaranteed by Government National Mortgage Association

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

RB	Revenue Bond

XLCA	Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (19.6%)
Banks (14.1%)
Abbey National LLC, 0.290%, 07/06/09	39,000	39,000
Abbey National LLC, 0.450%, 08/07/09	17,000	17,001
Abbey National LLC, 0.400%, 08/24/09	47,520	47,527
Bank of America Corp., 0.390%, 09/08/09	50,000	50,000
Bank of Nova Scotia, 0.390%, 07/30/09	30,000	30,000
BNP Paribas, 0.510%, 09/09/09	27,300	27,300
BNP Paribas, 0.440%, 10/27/09	19,700	19,700
BNP Paribas, 0.640%, 11/10/09	35,850	35,850
BNP Paribas, 0.530%, 12/10/09	48,500	48,500
Lloyds TSB Bank PLC, 0.790%, 08/17/09	47,145	47,151
Lloyds TSB Bank PLC, 0.530%, 09/25/09	49,000	49,000
National Australia Bank Ltd., 0.550%, 07/02/09	32,000	32,000
National Australia Bank Ltd., 0.370%, 08/03/09	19,000	19,000
Rabobank, 0.740%, 07/28/09	22,500	22,500
Rabobank, 0.350%, 08/14/09	13,850	13,851
Rabobank, 0.540%, 11/13/09	27,500	27,500
Rabobank, 0.550%, 12/01/09	19,500	19,504
Royal Bank of Canada, 0.690%, 07/02/09	70,000	70,000
Royal Bank of Scotland, 0.610%, 09/17/09	35,000	35,000
Societe Generale, 0.850%, 07/22/09	35,000	35,000
Societe Generale, 0.640%, 10/22/09	35,450	35,450
Societe Generale, 0.560%, 12/03/09	31,000	31,001
Toronto-Dominion Bank, 0.250%, 09/15/09	32,500	32,501
Toronto-Dominion Bank, 0.520%, 11/10/09	65,900	65,900
Toronto-Dominion Bank, 0.460%, 12/15/09	34,000	34,000

		884,236

Diversified Financial Services (5.5%)
Barclays Bank PLC, 0.750%, 07/27/09	29,000	29,000
Barclays Bank PLC, 0.700%, 12/22/09	51,000	51,000
Calyon North America, Inc., 0.410%, 08/25/09	32,500	32,500
Calyon North America, Inc., 0.400%, 09/02/09	31,500	31,501
Calyon North America, Inc., 0.370%, 09/22/09	34,500	34,500
Credit Suisse (USA), Inc., 1.250%, 07/21/09	33,500	33,513
UBS AG, 1.095%, 07/29/09	30,000	30,000
UBS AG, 0.715%, 08/27/09	43,500	43,500
Westpac Banking Corp., 0.550%, 11/13/09	27,000	27,001
Westpac Banking Corp., 0.311%, 12/09/09(a)	33,700	33,700

		346,215

Total Certificates of Deposit		1,230,451

Commercial Paper (32.6%)
Banks (6.0%)
Australia & New Zealand Banking Group, 0.300%, 08/14/09(b)(c)	48,500	48,482
Australia & New Zealand Banking Group, 0.330%, 08/27/09(b)(c)	15,000	14,992
Australia & New Zealand Banking Group, 0.320%, 09/09/09(b)(c)	34,000	33,979
BNP Paribas, 0.310%, 09/28/09(c)	28,000	28,000
HSBC Bank USA, 0.260%, 07/10/09(c)	65,000	64,996
HSBC Bank USA, 0.250%, 07/23/09(c)	64,000	63,990
National Australia Bank Ltd., 0.420%, 08/10/09	37,000	37,000
Royal Bank of Scotland, 0.750%, 08/14/09	32,100	32,100
Societe Generale, 0.130%, 07/01/09(c)	30,750	30,750
Societe Generale, 0.550%, 08/04/09	25,000	25,000

		379,289

Consumer Staples (0.3%)
PepsiCo, Inc., 0.190%, 07/06/09(b)(c)	17,500	17,499

Diversified Financial Services (20.6%)
Allianz Finance Corp., 0.270%, 07/14/09(b)(c)	35,000	34,997
Allianz Finance Corp., 0.280%, 08/10/09(b)(c)	34,000	33,988
ASB Finance Corp., 1.529%, 07/13/09(a)(b)	50,000	50,000
CBA Delaware Finance, Inc., 0.300%, 08/24/09(c)	50,000	49,977
CBA Delaware Finance, Inc., 0.330%, 09/04/09(c)	50,000	49,970
CBA Delaware Finance, Inc., 0.350%, 09/21/09(c)	4,675	4,671
CME Group, Inc., 0.255%, 07/14/09(b)(c)	25,000	24,998
CME Group, Inc., 0.234%, 07/16/09(b)(c)	33,500	33,497
CME Group, Inc., 0.225%, 07/30/09(b)(c)	6,500	6,499
European Investment Bank, 0.280%, 07/01/09(c)	50,000	50,000
Falcon Asset Securitization Corp., 0.250%, 07/09/09(b)(c)	34,000	33,998
Falcon Asset Securitization Corp., 0.270%, 07/27/09(b)(c)	17,000	16,997
General Electric Capital Corp., 0.290%, 10/30/09(c)	52,500	52,449
ING (U.S.) Funding LLC, 0.230%, 07/07/09(c)	20,000	19,999
JPMorgan Chase & Co., 0.300%, 07/01/09(b)(c)	8,000	8,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
JPMorgan Chase & Co., 0.250%, 07/08/09(c)	29,500	29,498
JPMorgan Chase & Co., 0.300%, 07/20/09(b)(c)	50,000	49,992
JPMorgan Chase & Co., 0.250%, 08/19/09(b)(c)	12,500	12,496
JPMorgan Chase & Co., 0.300%, 09/14/09(b)(c)	47,500	47,470
KfW, 0.551%, 07/01/09(b)(c)	32,000	32,000
KfW, 0.230%, 08/26/09(b)(c)	11,600	11,596
KfW, 0.250%, 09/01/09(b)(c)	32,000	31,986
KfW, 0.250%, 09/09/09(b)(c)	19,000	18,991
KfW, 0.300%, 09/14/09(b)(c)	8,600	8,595
KfW, 0.240%, 09/23/09(b)(c)	28,000	27,984
Liberty Street Funding Corp., 0.280%, 07/15/09(b)(c)	30,000	29,997
Liberty Street Funding Corp., 0.280%, 07/24/09(b)(c)	34,000	33,994
National Australia Funding LLC, 0.521%, 07/17/09(b)(c)	17,500	17,496
Old Line Funding LLC, 0.250%, 07/02/09(b)(c)	46,000	46,000
Old Line Funding LLC, 0.250%, 07/10/09(b)(c)	38,000	37,998
Old Line Funding LLC, 0.270%, 07/20/09(b)(c)	17,482	17,479
Park Avenue Receivables Corp., 0.230%, 07/01/09(b)(c)	49,018	49,018
Park Avenue Receivables Corp., 0.250%, 07/09/09(b)(c)	50,000	49,997
Southern Funding Corp., 0.220%, 07/07/09(b)(c)	20,000	19,999
Southern Funding Corp., 0.210%, 07/30/09(b)(c)	20,000	19,997
Straight-A Funding LLC, 0.320%, 07/21/09(b)(c)	13,000	12,998
Straight-A Funding LLC, 0.390%, 08/18/09(b)(c)	13,000	12,993
Straight-A Funding LLC, 0.360%, 08/25/09(b)(c)	19,000	18,989
Straight-A Funding LLC, 0.370%, 09/16/09(b)(c)	10,224	10,216
Straight-A Funding LLC, 0.370%, 09/22/09(b)(c)	25,000	24,979
Straight-A Funding LLC, 0.370%, 09/24/09(b)(c)	10,178	10,169
Total Capital, 0.240%, 09/09/09(b)(c)	30,000	29,986
Total Capital, 0.240%, 09/24/09(b)(c)	34,000	33,981
UBS Finance Delaware LLC, 0.920%, 08/11/09	30,000	30,000
Unilever Capital Corp., 0.200%, 08/10/09(b)(c)	14,000	13,997
Westpac Banking Corp., 0.325%, 09/09/09(b)(c)	30,000	29,981

		1,290,912

Health Care (3.1%)
Abbott Laboratories, 0.220%, 07/22/09(b)(c)	23,450	23,447
Abbott Laboratories, 0.200%, 08/13/09(b)(c)	21,450	21,445
Abbott Laboratories, 0.220%, 08/26/09(b)(c)	26,000	25,991
Pfizer, Inc., 0.185%, 07/08/09(b)(c)	45,000	44,998
Pfizer, Inc., 0.180%, 08/11/09(b)(c)	31,000	30,994
Sanofi-Aventis, 0.200%, 08/06/09(b)(c)	45,000	44,991

		191,866

Information Technology (0.5%)
Microsoft Corp., 0.220%, 09/10/09(b)(c)	33,000	32,985

Utilities (2.1%)
E.ON AG, 0.500%, 07/27/09(b)(c)	33,500	33,488
E.ON AG, 0.701%, 08/24/09(b)(c)	33,500	33,465
GDF Suez, 0.300%, 07/07/09(b)(c)	31,500	31,498
GDF Suez, 0.340%, 07/31/09(b)(c)	33,000	32,991

		131,442

Total Commercial Paper		2,043,993

Corporate Bonds (6.7%)
Banks (4.7%)
International Bank for Reconstruction & Development, 0.957%, 02/08/10(a)	80,000	80,023
Rabobank, 1.046%, 08/04/09, MTN(a)(b)	50,000	50,000
Wachovia Bank N.A., 0.380%, 08/10/09(a)	34,000	34,000
Wachovia Bank N.A., 1.266%, 11/02/09(a)	64,250	64,296
Wells Fargo Bank N.A., 0.413%, 08/19/09(a)	65,000	65,000

		293,319

Diversified Financial Services (1.1%)
JPMorgan Chase & Co., Ser C, MTN, 0.368%, 05/07/10(a)	19,100	19,054
Toyota Motor Credit Corp., 0.341%, 09/11/09, MTN(a)	50,000	50,000

		69,054

Insurance (0.9%)
New York Life Global Funding, MTN, 0.746%, 09/04/09(a)(b)	58,500	58,500

Total Corporate Bonds		420,873

U.S. Government Agencies (25.7%)
Fannie Mae (3.6%)
0.410%, 09/03/09(a)	33,000	33,009
0.421%, 09/23/09(c)	24,450	24,426
3.875%, 12/10/09	16,350	16,566
0.949%, 02/03/10(c)	75,000	74,575
1.029%, 07/13/10(a)	75,000	74,952

		223,528

Federal Farm Credit Bank(a) (1.5%)
0.269%, 01/15/10	27,000	27,000
0.280%, 05/04/10	65,000	65,000

		92,000

Federal Home Loan Bank (12.7%)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
0.839%, 01/13/10(a)	23,500	23,497
0.263%, 01/19/10(a)	135,375	135,202
0.791%, 02/19/10(a)	22,000	22,018
0.850%, 03/11/10(a)	36,500	36,497
0.890%, 03/11/10(a)	80,000	80,000
0.342%, 03/23/10(a)	65,000	65,000
0.948%, 04/01/10(a)	75,000	75,000
0.877%, 04/05/10(a)	75,000	75,000
0.650%, 04/14/10(a)	50,000	50,000
0.500%, 05/05/10, Callable 11/05/09 @ 100(a)(d)	11,500	11,500
0.410%, 05/12/10(a)	35,000	35,000
0.500%, 05/13/10, Callable 11/13/09 @ 100(a)(d)	70,000	70,000
0.500%, 05/20/10, Callable 11/20/09 @ 100(a)(d)	35,000	34,997
0.310%, 05/28/10(a)	52,500	52,500
0.625%, 06/22/10, Callable 12/22/09 @ 100	32,300	32,300

		798,511

Freddie Mac (7.9%)
0.602%, 09/14/09(c)	75,000	74,906
0.427%, 09/21/09(c)	117,900	117,739
0.473%, 09/25/09(a)(c)	80,000	80,059
0.735%, 10/23/09	75,000	74,829
0.800%, 01/15/10, Callable 07/15/09 @ 100, MTN	52,700	52,725
3.125%, 02/04/10	16,500	16,701
1.250%, 03/18/10, Callable 09/18/09 @ 100, MTN	80,000	80,000

		496,959

Total U.S. Government Agencies		1,610,998

Repurchase Agreements (0.3%)
Banc of America Securities, 0.050%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $2,235 (collateralized by FNMA; 5.000%, due 01/18/24; total market value $2,280)	2,235	2,235
BNP Paribas, 0.020%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $11,499 (collateralized by U.S. Government Agencies; 3.875%-6.000%, due 12/10/09-10/20/21; total market value $11,729)	11,499	11,499
Deutsche Bank, 0.080%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $1,598 (collateralized by FNMA; 3.250%, due 02/10/10; total market value $1,631)	1,598	1,598
HSBC Securities, Inc., 0.050%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $1,096 (collateralized by FHLMC; 7.625%, due 02/15/25; total market value $1,125)	1,096	1,096
UBS Warburg LLC, 0.070%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $2,724 (collateralized by FHLMC; 8.875%, due 07/15/20; total market value $2,781)	2,724	2,724

Total Repurchase Agreements		19,152

Money Market Funds (10.8%)
Dreyfus Cash Management	125,000,000	125,000
Federated Prime Cash Obligations Fund	150,000,000	150,000
Federated Prime Obligations Fund	125,000,000	125,000
Goldman Sachs Financial Square Funds — Government Fund	280,000,000	280,000

Total Money Market Funds		680,000

Time Deposits (4.3%)
BNP Paribas, 0.125%(a)	95,084	95,084
Calyon, 0.250%(a)	46,764	46,764
Societe Generale, 0.220%(a)	123,989	123,989

Total Time Deposits		265,837

Total Investments (Cost $6,271,304)(e) — 100.0%		6,271,304
Other assets in excess of liabilities — 0.0%		1,712

Net Assets — 100.0%		$6,273,016

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 25.2% of net assets as of June 30, 2009.

(c)	Rate represents the effective yield at purchase.

(d)	Step bond.

(e)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (93.5%)
Alabama (4.2%)
Birmingham Medical Clinic Board, University of Alabama Health Services Foundation P.C., RB, 0.320%, 10/01/28, LOC: Southtrust Bank N.A.(a)	13,250	13,250
Decatur Educational Building Authority, St. Anns School Project, RB, 0.520%, 12/01/27, LOC: Southtrust Bank N.A.(a)	2,440	2,440
Lower Alabama Gas, District Gas Supply, Class A, RB, 0.520%, 11/01/09, LOC: Societe Generale(a)(b)	2,217	2,217
Missouri Development Finance Board, 0.320%, 07/30/09	23,000	23,000
Missouri Development Finance Board, 0.320%, 07/30/09	19,801	19,801
West Jefferson Industrial Development Board Pollution Control, Power Co. Project, RB, 0.470%, 06/01/28(a)	15,000	15,000

		75,708

Arizona (0.4%)
JPMorgan Chase Putters/ Drivers Trust Various States, Ser 3307, RB, 0.280%, 01/01/33, LOC: JPMorgan Chase Bank (a)(b)	3,300	3,300
Salt River Project Agricultural Improvement & Power District Electric Systems, Ser C, RB, 5.500%, 01/01/10	3,000	3,075

		6,375

Arkansas (0.2%)
Sheridan IDR, Kohler Project, RB, 0.470%, 08/01/09, LOC: Wachovia Bank N.A.(a)	3,250	3,250

California (0.3%)
Los Angeles Unified School District, Tax & Revenue Anticipation Notes, Ser A, GO, 3.000%, 07/30/09	6,000	6,007

Colorado (3.8%)
Castle Rock, COP, 0.300%, 09/01/37, LOC: Wells Fargo Bank N.A.(a)	15,000	15,000
Colorado Educational & Cultural Facilities Authority, National Jewish BD Program, RB, 0.230%, 09/01/35, LOC: U.S. Bank N.A.(a)	30,590	30,590
Colorado Educational & Cultural Facilities Authority, National Jewish BD Program, RB, 0.230%, 07/01/36, LOC: JPMorgan Chase Bank(a)	8,120	8,120
Colorado Educational & Cultural Facilities Authority, National Jewish Federation, Ser A13, RB, 0.320%, 05/01/38, LOC: Bank of America N.A.(a)	14,800	14,800

		68,510

Delaware (1.0%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 0.200%, 05/15/37, LOC: PNC Bank N.A.(a)	17,000	17,000

District of Columbia (3.9%)
District of Columbia, Abraham & Laura Lisner Home For Aged Women, RB, 0.320%, 07/01/22, LOC: Bank of America N.A.(a)	3,000	3,000
District of Columbia, American Educational Research Association, RB, 0.470%, 07/01/37, LOC: Wachovia Bank N.A. (a)	7,250	7,250
District of Columbia, Center for Strategic & International Studies, Inc., RB, 0.300%, 03/01/38, LOC: PNC Bank N.A.(a)	6,730	6,730
District of Columbia, Howard Road Academy Public Charter School, Inc., RB, 0.320%, 12/01/24, LOC: Bank of America N.A.(a)	2,190	2,190
District of Columbia, The Pew Charitable Trusts, Ser A, RB, 0.270%, 04/01/38, LOC: PNC Bank N.A.(a)	47,000	47,000
District of Columbia, Thurgood Marshall Center Trust, RB, 0.290%, 11/01/27, LOC: Branch Banking & Trust Co.(a)	2,970	2,970

		69,140

Florida (3.9%)
De Soto County Industrial Development, Tremron Project, RB, 0.390%, 11/01/15, LOC: Branch Banking & Trust Co.(a)	2,800	2,800
Jacksonville Economic Development Commission, Goodwill Industries of North Florida Project, RB, 0.520%, 07/01/23, LOC: Southtrust Bank N.A.(a)	3,415	3,415
Jacksonville Health Facilities Authority, Southern Baptist Hospital of Florida, Inc., Ser E, RB, 0.240%, 08/15/27, LOC: Branch Banking & Trust Co.(a)	7,000	7,000
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 0.340%, 09/01/29, LOC: Bank of America N.A.(a)	6,550	6,550
North Broward Hospital District, Ser A, RB, 0.160%, 01/15/31, LOC: TD Bank N.A.(a)	17,000	17,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Palm Beach County IDR, Boca Raton Jewish Community Day School, Inc., RB, 0.470%, 09/01/20, LOC: Wachovia Bank N.A.(a)	2,515	2,515
Palm Beach County, Caron Foundation of Florida, Inc. Project, RB, 0.470%, 01/01/28, LOC: Wachovia Bank N.A.(a)	9,215	9,215
Pinellas County Health Facility Authority, Ser A2, RB, 0.250%, 11/01/38(a)	6,000	6,000
Santa Rosa County Health Facilities Authority, Baptist Hospital, Inc. Project, RB, 0.320%, 10/01/21, LOC: Bank of America N.A.(a)	6,400	6,400
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Ser A, RB, 0.270%, 07/01/37, LOC: Northern Trust Co.(a)	8,875	8,875

		69,770

Georgia (3.2%)
Bulloch County School District Sales Tax, 5.000%, 05/01/10, State Aid Withholding	4,140	4,279
Columbia County Development Authority, Augusta Preparatory Day School, Inc., RB, 0.470%, 08/01/18, LOC: Wachovia Bank N.A.(a)(b)	2,700	2,700
Columbia County Elderly Authority Residential Care Facilities, Resource Center on Aging, RB, 0.470%, 01/01/21, LOC: Wachovia Bank N.A.(a)	5,460	5,460
Fayette County Development Authority Educational Facilities, Catholic School Properties, Inc. Project, RB, 0.270%, 04/01/24, LOC: Wachovia Bank N.A.(a)	12,550	12,550
Fulton County Development Authority Educational Facilities, Catholic School Properties, Inc., RB, 0.270%, 04/01/24, LOC: Wachovia Bank N.A.(a)(b)	6,530	6,530
Fulton County Development Authority, Kings Ridge Christian School, RB, 0.290%, 05/01/26, LOC: Branch Banking & Trust Co.(a)	3,000	3,000
Glynn-Brunswick Memorial Hospital Authority, Kings Bay Community Hospital, Inc., Ser B, RB, 0.240%, 08/01/38, LOC: Branch Banking & Trust Co.(a)	10,000	10,000
Gwinnett County School District, GO, 5.000%, 02/01/10	11,500	11,788

		56,307

Hawaii (1.3%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 0.400%, 07/01/33, LOC: Bank of Nova Scotia(a)	4,750	4,750
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B-2, RB, 0.400%, 07/01/33, LOC: Bank of Nova Scotia(a)	18,450	18,450

		23,200

Illinois (9.5%)
Illinois Development Finance Authority, RB, 0.320%, 01/01/29, LOC: Bank of America N.A.(a)	6,629	6,629
Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing, RB, 0.320%, 07/01/29, LOC: Bank of America N.A.(a)	10,300	10,300
Illinois Educational Facilities Authority, Art Institute of Chicago, RB, 0.350%, 03/01/27, LOC: Northern Trust Co.(a)	14,800	14,800
Illinois Educational Facilities Authority, Field Museum Natural History, RB, 0.300%, 11/01/25, LOC: Northern Trust Co.(a)(b)	8,300	8,300
Illinois Educational Facilities Authority, Museum of Science & Industry Project, RB, 0.380%, 11/01/15, LOC: Northern Trust Co.(a)	3,300	3,300
Illinois Finance Authority, 0.450%, 10/06/09	14,000	14,000
Illinois Finance Authority, Art Institute of Chicago, Ser B-2, RB, 0.350%, 09/01/38, LOC: Northern Trust Co.(a)	3,000	3,000
Illinois Finance Authority, Elmhurst College, RB, 0.320%, 02/01/42, LOC: Bank of America N.A.(a)	5,000	5,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser B, RB, 0.230%, 01/01/48, LOC: JPMorgan Chase Bank(a)	18,750	18,750
Illinois Finance Authority, Northwestern University, Subser B, RB, 0.580%, 12/01/34(a)	5,500	5,500
Illinois Finance Authority, Pollution Control, Commonwealth Edison Company,Ser F,RB, 0.300%, 03/01/17(a)	8,080	8,080
Illinois Finance Authority, Resurrection Health, Ser C, RB, 0.350%, 05/15/35, LOC: LaSalle Bank N.A.(a)	32,235	32,234
Illinois Finance Authority, Revenue Refunding Bonds, Ser 2008-A, 0.400%, 10/07/09	34,500	34,500
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Illinois Finance Authority, University of Chicago Medical Center, Ser A-1, RB, 0.300%, 08/15/26, LOC: Wells Fargo Bank N.A.(a)	4,500	4,500

		168,893

Indiana (3.1%)
Crawfordville IDR, National Service Industrial, Inc. Project, RB, 0.470%, 06/01/21, LOC: Wachovia Bank N.A.(a)(b)	4,000	4,000
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 0.350%, 02/01/37, LOC: JPMorgan Chase Bank(a)	19,200	19,200
Indiana Health Facility Financing Authority, Ascension, Ser E6, RB, 0.600%, 11/15/39	19,000	19,000
Indiana Transportation Finance Authority, Airport Facilities Lease, Ser A, RB, 6.000%, 11/01/09, AMBAC	3,805	3,871
Marion Economic Development, Wesleyan University Project, RB, 0.320%, 06/01/36, LOC: Bank of America N.A.(a)	10,000	10,000

		56,071

Iowa (0.6%)
Iowa Financing Authority, Diocese of Sioux City Project, RB, 0.270%, 03/01/19, LOC: Wells Fargo Bank N.A.(a)	5,515	5,515
Webster County Educational Facilities, St. Edmond Project, RB, 0.270%, 07/01/20, LOC: Wells Fargo Bank N.A.(a)	4,830	4,830

		10,345

Kansas (0.1%)
Kansas Development Finance Authority Health Facilities, Deaconess Long Term Care, Ser C, RB, 0.340%, 05/15/30, LOC: JPMorgan Chase Bank(a)	2,000	2,000

Kentucky (1.6%)
Boyle County College, Centre College Project, Ser A, RB, 0.300%, 06/01/37, LOC: PNC Bank N.A.(a)	24,000	24,000
Simpson County Hospital, The Medical Center at Franklin, Inc., RB, 0.290%, 06/01/36, LOC: Branch Banking & Trust Co.(a)	4,520	4,520

		28,520

Louisiana (1.0%)
East Baton Rouge Parish Industrial Development Board, Inc., RB, 0.320%, 02/01/28, LOC: Bank of America N.A.(a)	13,600	13,600
Louisiana Local Government Environmental Facilities and Community Development, SRL Holdings LLC Project, RB, 0.290%, 02/01/32, LOC: Branch Banking & Trust Co.(a)	3,680	3,680

		17,280

Maryland (2.6%)
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 0.290%, 04/01/28, LOC: Branch Banking & Trust Co.(a)	3,300	3,300
Maryland State Health & Higher Education Facilities Authority, Howard County General Hospital, RB, 0.270%, 07/01/46, LOC: PNC Bank N.A.(a)	8,000	8,000
Maryland State Health & Higher Education Facilities Authority, Johns Hopkins Health System, Ser A, RB, 0.270%, 05/15/27, LOC: PNC Bank N.A.(a)	5,000	5,000
Maryland State Health & Higher Education Facilities Authority, Ser B, RB, 0.260%, 04/01/35, LOC: JPMorgan Chase Bank(a)	3,700	3,700
Maryland State Health & Higher Education Facilities Authority, Severn School, Inc., RB, 0.300%, 07/01/36, LOC: PNC Bank N.A.(a)	7,500	7,500
Maryland State Health & Higher Education Facilities Authority, Upper Chesapeake Hospital, Ser B, RB, 0.290%, 01/01/43, LOC: Branch Banking & Trust Co.(a)	6,055	6,055
Montgomery County Economic Development, American Gastroenterological Association, RB, 0.470%, 03/01/32, LOC: Wachovia Bank N.A.(a)	2,410	2,410
Montgomery County Housing Opportunities Commission, Ser A, RB, 2.000%, 01/01/10, County Guaranteed FHA	7,000	7,034
University System of Maryland, Ser A, RB, 0.550%, 07/01/23(a)	4,000	4,000

		46,999

Massachusetts (2.4%)
Massachusetts Bay Transportation Authority Sales Tax, Ser A, RB, 2.000%, 07/01/30, Mandatory Tender 02/17/10 @ 100	9,000	9,075
Massachusetts School Building Authority, 0.250%, 09/01/09(c)	25,315	25,315
Massachusetts State Health & Educational Facilities Authority, Capital Asset Program, Ser M-2, RB, 0.300%, 07/01/31, LOC: Fleet National Bank(a)	8,000	8,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Massachusetts State Industrial Finance Agency, Automatic Data Processing, Inc., RB, 0.950%, 12/01/19(a)	1,000	1,000

		43,390

Michigan (2.3%)
Michigan State COP, 5.500%, 06/01/18, AMBAC, Prerefunded 06/01/10 @ 100	2,000	2,087
Michigan State Hospital Finance Authority, Ascension Health Credit, Ser A, RB, 6.250%, 11/15/15, Prerefunded 11/15/09 @ 101, MBIA	20,000	20,536
Michigan State Hospital Finance Authority, Ascension Health Credit, Ser A, RB, 6.125%, 11/15/23, Prerefunded 11/15/09 @ 101, MBIA	17,850	18,265

		40,888

Minnesota (2.3%)
Minnesota State Higher Education Facilities Authority, William Mitchell, Ser 5-S, RB, 0.270%, 10/01/33, LOC: U.S. Bank N.A.(a)	10,140	10,140
Robbinsdale, North Memorial, Ser A-3, RB, 0.220%, 05/01/33, LOC: Wells Fargo Bank N.A.(a)	9,500	9,500
Rochester Health Care Facilities , Mayo Clinic, Ser E, RB, 0.550%, 11/15/38(a)	4,000	4,000
Rochester Health Care Facilities, Mayo Clinic, Ser D, RB, 0.710%, 11/15/38(a)	7,800	7,800
Rochester Health Care Facilities, RB, 0.600%, 08/04/09	10,000	10,000

		41,440

Mississippi (0.4%)
Mississippi Business Finance Corp., Horn Island Realty LLC, RB, 0.470%, 04/01/29, LOC: Wachovia Bank N.A.(a)	7,410	7,410

Missouri (0.7%)
Kansas City, Streetlight Project, Ser A, GO, 5.750%, 02/01/14, Prerefunded 02/01/10 @ 101(a)	4,315	4,488
Missouri State Health & Educational Facilities Authority, Ascension Health, Ser C-1, RB, 0.568%, 11/15/39, Mandatory Tender 05/04/10 @ 100	7,500	7,500

		11,988

Nebraska (0.3%)
Madison County Hospital Authority No. 001, Faith Regional Health Services, Ser B, RB, 0.320%, 07/01/33, LOC: U.S. Bank N.A.(a)	5,000	5,000

Nevada (1.9%)
Clark County, Nevada, 0.500%, 11/03/09	10,000	10,000
Las Vegas Valley Water, 0.350%, 08/05/09	23,500	23,500

		33,500

New York (0.5%)
New York City Transitional Finance Authority, Ser A, 6.000%, 08/15/17, Prerefunded 08/15/09 @ 101	8,915	9,051

North Carolina (6.6%)
Board of Governors, University of North Carolina, RB, 0.350%, 07/14/09	20,000	20,000
Charlotte COP, Facility Equipment Acquisition Project, Ser B, 5.000%, 03/01/10	3,895	4,004
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 0.290%, 02/01/23, LOC: Branch Banking & Trust Co.(a)	3,700	3,700
Mecklenburg County, Ser A, GO, 2.000%, 02/01/26, Mandatory Tender 11/05/09 @ 100	9,000	9,031
Moore County Industrial Facilities & Pollution Control Financing Authority, Procedure Farms, Inc. Project, RB, 0.320%, 06/01/10, LOC: Rabobank Nederland(a)	5,350	5,350
North Carolina Capital Facilities Finance Agency, Aquarium Society Project, RB, 0.320%, 06/01/26, LOC: Bank of America N.A.(a)	6,440	6,440
North Carolina Capital Facilities Finance Agency, Educational Facilities, Countryside Montessori School, RB, 0.470%, 03/01/33, LOC: Wachovia Bank N.A.(a)	7,500	7,500
North Carolina Capital Facilities Finance Agency, Educational Facilities, High Point University Project, RB, 0.290%, 12/01/29, LOC: Branch Banking & Trust Co.(a)	6,100	6,100
North Carolina Educational Facilities Finance Agency, Davidson College, Ser B, RB, 0.320%, 12/01/20(a)	4,820	4,820
North Carolina Educational Facilities Finance Agency, Gardner-Webb University, RB, 0.320%, 07/01/17, LOC: Wachovia Bank N.A.(a)(b)	2,600	2,600
North Carolina Medical Care Commission, Health Care Facilities, Aston Park Health Care Center Project, RB, 0.470%, 02/01/22, LOC: Wachovia Bank N.A.(a)	2,900	2,900
North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement Community, Inc., Ser B, RB, 0.290%, 11/01/14, LOC: Branch Banking & Trust Co.(a)	5,000	5,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
North Carolina Medical Care Commission, Health Care Facilities, Friends Homes Project, RB, 0.320%, 09/01/33, LOC: Bank of America N.A.(a)	6,370	6,370
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 0.290%, 03/01/28, LOC: Branch Banking & Trust Co.(a)	15,010	15,010
North Carolina Medical Care Commission, Health Care Facilities, University Health Systems of Eastern Carolina, Inc., Ser B-2, RB, 0.250%, 12/01/36, LOC: Branch Banking & Trust Co.(a)	5,000	5,000
North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 0.290%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	4,190	4,190
Wake County, GO, 5.000%, 03/01/10	8,500	8,752

		116,767

Ohio (1.3%)
Cleveland-Cuyahoga County Port Authority, Carnegie/89th Garage Project, RB, 0.250%, 01/01/37, LOC: JPMorgan Chase Bank(a)	15,000	15,000
Hamilton County Health Care Facilities, Deaconess Long Term Care, Ser A, RB, 0.320%, 05/15/30, LOC: JPMorgan Chase Bank(a)	5,660	5,660
Ohio State Higher Educational Capital Facilities, Ser A, GO, 5.200%, 02/01/10	2,385	2,451

		23,111

Pennsylvania (8.3%)
Adams County Industrial Development Authority, Brethren Home Community Project, RB, 0.400%, 06/01/32, LOC: PNC Bank N.A.(a)	7,600	7,600
Allegheny County Industrial Development Authority Health Care, Vincentian Collaborative, Ser A, RB, 0.300%, 06/01/38, LOC: PNC Bank N.A.(a)	4,300	4,300
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, 0.280%, 07/15/21, LOC: Bank of Nova Scotia, AMT(a)	8,500	8,500
Doylestown Hospital Authority Revenue, Ser B, RB, 0.270%, 07/01/37, LOC: PNC Bank N.A.(a)	11,700	11,700
Huntingdon County General Authority College, Juniata College Project, Ser A, RB, 0.300%, 05/01/26, LOC: PNC Bank N.A.(a)	4,800	4,800
Luzerne County, Convention Center Authority, Hotel Room Rent Tax, Ser A, RB, 0.300%, 09/01/28, LOC: PNC Bank N.A.(a)	2,485	2,485
Montgomery County Industrial Development Authority, RB, 0.570%, 07/08/09	19,000	19,000
Montgomery County Industrial Development Authority, RB, 0.600%, 08/05/09	12,100	12,100
Pennsylvania Economic Development Financing Authority Wastewater Treatment, Sunoco Inc., Ser B, RB, 0.200%, 10/01/34(a)	8,000	8,000
Pennsylvania State University, Ser B, RB, 1.500%, 06/01/31, Mandatory Put 06/01/10 @ 100	11,250	11,366
Pennsylvania Turnpike Commission, Ser A-1, RB, 0.270%, 12/01/22(a)	4,965	4,965
Philadelphia School District, Subser D-1, GO, 0.270%, 09/01/21, LOC: State Aid Withholding(a)	13,000	13,000
Philadelphia School District, Subser D-2, GO, 0.270%, 09/01/11, LOC: State Aid Withholding(a)	4,550	4,550
Southeastern Transportation Authority, RB, 0.270%, 03/01/22, LOC: PNC Bank N.A.(a)	25,900	25,900
Washington County Hospital Authority, Hospital Project, Ser B, RB, 0.280%, 07/01/37, LOC: Wachovia Bank N.A.(a)	9,500	9,500

		147,766

South Carolina (2.9%)
Greer Combined Utility System Revenue, Ser A 30, RB, 0.260%, 09/01/32, AMBAC(a)(b)	19,475	19,475
South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Claflin University, RB, 0.320%, 10/01/33, LOC: Bank of America N.A.(a)	4,740	4,740
South Carolina Educational Facilities Authority, Charleston Southern University Project, RB, 0.320%, 04/01/28, LOC: Bank of America N.A.(a)	5,060	5,060
South Carolina Jobs-Economic Development Authority, Hammond School Project, RB, 0.270%, 06/01/30, LOC: Wells Fargo Bank N.A.(a)	3,860	3,860
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 0.290%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	6,000	6,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
South Carolina Jobs-Economic Development Authority, YMCA of Beaufort County Project, RB, 0.290%, 12/01/24, LOC: Branch Banking & Trust Co.(a)	3,015	3,015
South Carolina Jobs-Economic Development Hospital Authority, Tuomey Regional Medical Center, RB, 0.320%, 11/01/25, LOC: Wachovia Bank N.A.(a)	6,440	6,440
University of South Carolina Development Foundation, RB, 0.290%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	3,970	3,970

		52,560

Tennessee (3.4%)
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-A, RB, 0.290%, 06/01/30, LOC: Branch Banking & Trust Co.(a)	7,800	7,800
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-B, RB, 0.290%, 06/01/42, LOC: Branch Banking & Trust Co.(a)	9,470	9,470
Bristol Health & Educational Facilities Board, King College Project, RB, 0.320%, 05/01/21, LOC: Bank of America N.A.(a)	6,800	6,800
Chattanooga Industrial Development Board, Tennessee Aquarium Project, RB, 0.320%, 04/01/24, LOC: Bank of America N.A.(a)	4,950	4,950
Clarksville Public Building Authority, RB, 0.320%, 10/01/25, LOC: Bank of America N.A.(a)	11,955	11,955
Dayton Industrial Development Board, IDR, La-Z-Boy Chair Co. Project, RB, 0.520%, 06/01/11, LOC: Wachovia Bank N.A.(a)(b)	4,350	4,350
Knox County Health Educational & Housing Facilities Board, Baptist Hospital System Project, RB, 0.320%, 04/01/27, LOC: LaSalle Bank N.A.(a)	12,315	12,315
Montgomery County Public Building Authority Pooled Financing Government Obligation, RB, 0.320%, 03/01/25, LOC: Bank of America N.A.(a)(b)	2,600	2,600

		60,240

Texas (3.7%)
Alamo Heights Higher Educational Facilities Corp., Higher Educational, University Incarnate, Ser A, RB, 0.320%, 04/01/19, LOC: JPMorgan Chase Bank(a)	9,380	9,380
Brazos Harbor Industrial Development Corp., Port Facilities, American Rice, Inc. Project, Ser A, RB, 0.350%, 12/01/25, LOC: HSBC Bank USA N.A.(a)	13,300	13,300
Harris County, 0.450%, 11/04/09	9,000	9,000
Harris County Cultural Educational Facilities Finance Corp. Special Facilities, Texas Medical Center, Subser B-1, RB, 0.180%, 09/01/31, LOC: JPMorgan Chase Bank(a)	14,600	14,600
Texas State, Public Financing Authority, Ser A, GO, 5.000%, 10/01/09	5,000	5,056
Texas State, Tax & Revenue Anticipation Notes, 3.000%, 08/28/09	15,000	15,032

		66,368

Utah (0.9%)
Emery County Pollution Control, PacifiCorp, RB, 0.330%, 11/01/24, LOC: Wells Fargo Bank N.A.(a)	5,000	5,000
Jordanelle Special Service District Special Assessment, Tuhaye Project, RB, 0.270%, 09/01/25, LOC: Wells Fargo Bank N.A.(a)	4,057	4,057
West Valley City, IDR, Johnson Matthey, Inc. Project, RB, 0.280%, 12/01/11, LOC: HSBC Bank USA N.A.(a)	6,700	6,700

		15,757

Vermont (0.3%)
Vermont Educational & Health Buildings Financing Agency, North Country Hospital and Health Center, Inc., Ser A, RB, 0.320%, 10/01/34, LOC: TD Banknorth N.A.(a)	5,235	5,235

Virginia (5.4%)
Albemarle County Economic Development Authority Hospital, Martha Jefferson Hospital, Ser A, RB, 0.220%, 10/01/48, LOC: Branch Banking & Trust Co.(a)	6,000	6,000
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 0.240%, 05/28/21, LOC: Branch Banking & Trust Co.(a)	8,700	8,700
Fairfax County Industrial Development Authority, Inova Health System Foundation, Ser B-1, RB, 0.550%, 05/15/39	14,000	14,000
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 0.290%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	7,970	7,970
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Norfolk Economic Development Authority, Bon Secours Health Systems, Inc., Ser D-2, RB, 0.280%, 11/01/25, LOC: Bank of America N.A.(a)	4,700	4,700
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser B, RB, 0.700%, 11/01/34	19,000	19,000
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 0.290%, 12/01/33, LOC: Branch Banking & Trust Co.(a)	11,880	11,880
University Of Virginia, 0.400%, 10/14/09	4,812	4,812
Virginia Commonwealth University Health System Authority, Ser A, RB, 0.300%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	8,500	8,500
Virginia Commonwealth University Health System Authority, Ser B, RB, 0.250%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	10,500	10,500

		96,062

Washington (2.1%)
Bremerton, Kitsap Regional Conference, RB, 0.340%, 12/01/28, LOC: Bank of America N.A.(a)	5,005	5,005
Snohomish County Housing Authority, Autumn Chase Apartments Project, RB, 0.320%, 07/01/36, LOC: Bank of America N.A.(a)	4,605	4,605
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-1, RB, 0.350%, 07/01/17, LOC: Bank of America N.A.(a)	2,755	2,755
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-3, RB, 0.300%, 07/01/17, LOC: Morgan Guaranty Trust(a)	7,290	7,290
Washington State Housing Finance Commission, Nonprofit Housing, Rockwood Retirement Program, RB, 0.420%, 01/01/30, LOC: Wells Fargo Bank N.A.(a)	13,775	13,775

Washington State Housing Finance Commission, Nonprofit, Evergreen School Project, RB, 0.270%, 07/01/28, LOC: Wells Fargo Bank N.A.(a)	4,670	4,670

		38,100

West Virginia (0.4%)
West Virginia Economic Development Authority Pollution Control, Ohio Power Co., Ser B, RB, 0.300%, 07/01/14, LOC: Royal Bank of Scotland(a)	6,665	6,665

Wisconsin (6.7%)
Wisconsin (State Of), 0.250%, 07/02/09	16,812	16,812
Wisconsin Health & Education Facilities Authority, Series 2008-B, 0.400%, 10/06/09	10,450	10,450
Wisconsin Health & Educational Facilities Authority, 0.350%, 10/01/09	34,000	34,000
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran Medical Center, Inc., Ser B, RB, 0.220%, 05/01/33, LOC: Wells Fargo Bank N.A.(a)	23,900	23,900
Wisconsin State Health & Educational Facilities Authority, RB, 0.550%, 07/09/09, LOC: U.S. Bank N.A.	20,000	20,000
Wisconsin State Health & Educational Facilities Authority, RB, 0.350%, 06/01/37, LOC: JPMorgan Chase Bank(a)	13,690	13,690

		118,852

Total Municipal Bonds		1,665,525

Money Market Funds (4.3%)
Dreyfus Tax-Exempt Cash Management Fund	29,044,966	29,045
Federated Tax-Free Obligations Fund	18,001,206	18,001
Goldman Sachs Financial Square Tax Free Money Market Fund	28,774,210	28,774

Total Money Market Funds		75,820

Total Investments (Cost $1,741,345)(d) — 97.8%		1,741,345
Other assets in excess of liabilities — 2.2%		39,420

Net Assets — 100.0%		$1,780,765

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.1% of net assets as of June 30, 2009.

(c)	Rate represents the effective yield at purchase.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

(d)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

FHA	Security guaranteed by Federal Housing Administration

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

MBIA	Security guaranteed by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (64.9%)
Fannie Mae (20.0%)
1.770%, 07/01/09(a)	25,000	25,000
0.152%, 07/06/09(a)	11,100	11,100
0.150%, 07/13/09(a)	11,900	11,899
0.501%, 07/22/09(a)	15,000	14,996
0.254%, 08/03/09(a)	13,750	13,747
0.325%, 08/24/09(a)	22,500	22,489
0.410%, 09/03/09(b)	5,000	5,001
0.501%, 09/09/09(a)	37,500	37,465
0.441%, 09/16/09(a)	12,500	12,488
0.250%, 10/26/09(a)	10,000	9,992
0.315%, 12/28/09(a)	6,000	5,991
0.407%, 01/04/10(a)	10,000	9,979
0.904%, 02/08/10(b)	5,000	5,003
0.883%, 02/12/10(b)	7,300	7,321
0.411%, 02/22/10(a)	14,500	14,461
1.029%, 07/13/10(b)	10,000	9,994

		216,926

Federal Farm Credit Bank (0.7%)
0.258%, 07/28/09(b)	8,000	8,000

Federal Home Loan Bank (26.8%)
0.451%, 07/01/09(a)	10,000	10,000
0.143%, 07/06/09(a)	59,000	58,999
0.150%, 07/08/09(a)	10,000	10,000
0.120%, 07/14/09(a)	12,000	12,000
0.401%, 10/16/09(a)	27,000	26,971
0.290%, 11/06/09(a)	12,500	12,487
0.316%, 11/13/09(a)	15,000	14,982
0.311%, 12/15/09(a)	12,000	11,983
0.979%, 01/11/10(b)	10,000	10,004
0.263%, 01/19/10(b)	13,000	12,983
0.886%, 02/10/10(b)	26,200	26,198
1.150%, 02/23/10	4,000	3,997
0.890%, 03/11/10(b)	12,500	12,500
0.342%, 03/23/10(b)	12,000	12,000
0.494%, 03/26/10(b)	16,000	16,014
0.553%, 04/01/10(a)	6,000	5,975
0.410%, 05/12/10(b)	6,000	6,000
0.500%, 05/13/10, Callable 11/13/09 @ 100(b)	12,500	12,500
0.310%, 05/28/10(b)	10,000	10,000
0.625%, 06/22/10, Callable 12/22/09 @ 100	5,000	5,000

		290,593

Freddie Mac (17.4%)
0.401%, 07/06/09(a)	25,000	24,999
0.310%, 07/28/09(a)	12,000	11,997
0.340%, 08/17/09(a)	8,000	7,996
0.320%, 08/24/09(a)	8,000	7,996
0.431%, 09/15/09(a)	10,000	9,991
0.441%, 09/28/09(a)	23,500	23,474
0.220%, 10/05/09(a)	16,000	15,991
0.346%, 10/19/09(a)	15,000	14,984
0.290%, 12/14/09(a)	12,000	11,984
0.321%, 12/31/09(a)	6,500	6,489
0.371%, 01/06/10(a)	18,500	18,465
0.800%, 01/15/10, Callable 07/15/09 @ 100, MTN	6,000	6,003
0.876%, 02/04/10(b)	15,000	15,000
1.000%, 02/11/10, Callable 08/11/09 @100	7,500	7,500
0.520%, 05/05/10(a)	5,800	5,775

		188,644

Total U.S. Government Agencies		704,163

Repurchase Agreements (14.1%)
Bank of America Securities, 0.050%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $32,980 (collateralized by FNMA; 5.000%, due 06/18/24; total market value $33,640)	32,980	32,980
BNP Paribas, 0.020%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $83,564 (collateralized by U.S. Government Agencies; DN-5.000%, due 07/06/09-05/11/27; total market value $85,241)	83,564	83,564
Deutsche Bank, 0.080%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $1,765 (collateralized by FHLB; 3.125%, due 06/10/11; total market value $1,802)	1,765	1,765
HSBC Securities, Inc., 0.050%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $31,918 (collateralized by U.S. Government Agencies; 3.250%-7.625%, due 06/30/16-02/15/25; total market value $32,560)	31,919	31,919
UBS Warburg LLC, 0.070%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $2,875 (collateralized by FHLMC; 8.875%, due 07/15/20; total market value $2,936)	2,875	2,875

Total Repurchase Agreements		153,103

Money Market Funds (21.0%)
Dreyfus Government Cash Money Market Fund	57,000,000	57,000
Federated Government Obligations Money Market Fund	57,000,000	57,000
Federated Government Obligations Tax-Managed Fund	57,000,000	57,000
Goldman Sachs Financial Square Funds — Government Fund	57,000,000	57,000

Total Money Market Funds		228,000

Total Investments (Cost $1,085,266)(c) — 100.0%		1,085,266
Liabilities in excess of other assets — 0.0%		(135)

Net Assets — 100.0%		$1,085,131

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	Discount Note

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (53.9%)
U.S. Treasury Bills(a) (51.8%)
0.180%, 07/02/09	62,500	62,500
0.225%, 07/09/09	28,000	27,999
0.100%, 07/16/09	25,000	24,999
0.210%, 07/23/09	33,000	32,996
0.325%, 07/30/09	67,500	67,484
0.416%, 08/06/09	58,000	57,984
0.431%, 08/13/09	25,000	24,987
0.177%, 09/10/09	12,500	12,496
0.396%, 09/15/09	33,200	33,173
0.250%, 10/08/09	24,500	24,483
0.343%, 10/15/09	15,000	14,985
0.321%, 10/22/09	26,000	25,974
0.237%, 10/29/09	22,500	22,483
0.300%, 11/05/09	20,000	19,979
0.273%, 11/12/09	50,000	49,949
0.617%, 11/19/09	30,000	29,943
0.245%, 12/03/09	14,000	13,985
0.270%, 12/10/09	15,000	14,982
0.300%, 12/17/09	41,000	40,939
0.330%, 02/11/10	26,900	26,847

		629,167

U.S. Treasury Note (2.1%)
4.625%, 07/31/09	25,000	25,087

Total U.S. Treasury Obligations		654,254

Repurchase Agreements (35.8%)
Bank of America Securities, 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $94,528 (collateralized by U.S. Treasury Note; 0.875%, due 04/15/10; total market value $96,418)	94,528	94,528
BNP Paribas, 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $103,929 (collateralized by U.S. Treasury Obligations; DN, due 02/15/12-05/15/16; total market value $106,007)	103,929	103,929
Deutsche Bank AG, 0.000%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $16,410 (collateralized by U.S. Treasury Obligations; DN, due 02/15/25-08/15/33; total market value $16,739)	16,410	16,410
Dresdner Bank AG, 0.000%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $65,288 (collateralized by U.S. Treasury Obligations; DN-4.250%, due 12/24/09-05/15/39; total market value $66,595)	65,288	65,288
HSBC Securities, Inc., 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $44,239 (collateralized by U.S. Treasury Obligations; 3.500%-8.125%, due 11/15/09-08/15/21; total market value $45,129)	44,239	44,239
JPMorgan Chase & Co., 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $15,005 (collateralized by U.S. Treasury Note; 3.750%, due 11/15/18; total market value $15,305)	15,000	15,000
Royal Bank of Scotland, 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $92,657 (collateralized by U.S. Treasury Note; 4.000%, due 11/15/12; total market value $94,511)	82,657	82,657
UBS Warburg LLC, 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $13,135 (collateralized by U.S. Treasury Obligation; DN, due 09/24/09; total market value $13,399)	13,135	13,135

Total Repurchase Agreements		435,186

Money Market Funds (10.3%)
Federated Treasury Obligations Fund	62,315,016	62,315
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	62,500,000	62,500

Total Money Market Funds		124,815

Total Investments (Cost $1,214,255)(b) — 100.0%		1,214,255
Other assets in excess of liabilities — 0.0%		224

Net Assets — 100.0%		$1,214,479

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (93.8%)
Virginia (93.8%)
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 0.300%, 06/01/25, LOC: PNC Bank, N.A.(a)	3,665	3,665
Alexandria Industrial Development Authority, Pooled Loan Program, Ser A, RB, 0.400%, 07/01/26, LOC: Bank of America N.A.(a)	2,710	2,710
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 0.290%, 12/01/13, Callable 12/01/09 @ 100, LOC: Branch Banking & Trust Co.(a)	3,085	3,085
Chesterfield County Health Center Commission, Residential Care Facilities, Lucy Corr Village, Ser B, RB, 0.290%, 12/01/12, LOC: Branch Banking & Trust Co.(a)	2,800	2,800
Clarke County Industrial Development Authority, Educational Facilities, Powhatan School District Project, RB, 0.290%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	420	420
Fairfax County Economic Development Authority, Flint Hill School Project, RB, 0.480%, 09/01/21, LOC: First Union National Bank(a)(b)	4,035	4,035
Fairfax County Economic Development Authority, Greenspring Village, Inc., Ser A, RB, 7.500%, 10/01/29, Prerefunded 10/01/09 @ 102	3,150	3,259
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 0.300%, 07/01/40, LOC: Bank of America N.A.(a)	19,500	19,500
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, 0.200%, 10/01/25, LIQ FAC: Inova Health System(a)	2,900	2,900
Fairfax County Industrial Development Authority, Inova Health System Foundation, Ser B-1, RB, 0.550%, 05/15/39(a)	12,000	12,000
Fairfax County, Ser A, GO, 5.000%, 10/01/09	4,630	4,669
Fairfax County, Ser B, GO, 5.000%, 10/01/09	4,680	4,720
Fauquier County Industrial Development Authority, Wakefield School, Inc., RB, 0.250%, 04/01/38, LOC: PNC Bank N.A.(a)	9,000	9,000
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 0.290%, 06/01/26, LOC: Branch Banking & Trust Co.(a)	5,055	5,055
Hampton Redevelopment & Housing Authority, Multifamily Housing, Shoreline Apartments Project, RB, 0.320%, 12/01/19, FHLMC(a)	2,080	2,080
Hanover County Economic Development Authority, Bon Secours-Maria Manor Nursing Care Center, Inc., Ser D-2, RB, 0.160%, 11/01/25, LOC: U.S. Bank N.A.(a)	6,900	6,900
Hanover County Industrial Development Authority, Residential Care Facility, Covenant Woods Project, RB, 0.290%, 07/01/29, LOC: Branch Banking & Trust Co.(a)(b)	500	500
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, RB, 0.290%, 10/01/37, LOC: Branch Banking & Trust Co.(a)	8,400	8,400
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 0.290%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	7,000	7,000
Henrico County Economic Development Authority, Steward School Project, RB, 0.290%, 07/01/33, LOC: Branch Banking & Trust Co.(a)	2,400	2,400
JPMorgan Chase Putters/ Drivers Trust Various States, Ser 3303, GO, 0.280%, 10/01/16, LOC: State Aid Withholding(a)(b)	3,320	3,320
Loudoun County Industrial Development Authority, Day School, Inc., RB, 0.250%, 03/01/38, LOC: PNC Bank N.A.(a)	15,985	15,985
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser B, RB, 0.150%, 02/15/38(a)	26,405	26,405
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 0.180%, 02/15/38(a)	26,550	26,550
Louisa County Industrial Development Authority, Pooled Financing Project, RB, 0.320%, 01/01/20, LOC: Bank of America N.A.(a)(b)	800	800
Lynchburg Industrial Development Authority, Aerofin Corp. Project, RB, AMT, 0.800%, 03/01/29, LOC: PNC Bank N.A.(a)	2,075	2,075
Lynchburg Industrial Development Authority, Educational Facilities, Randolph Macon Project, RB, 0.470%, 09/01/23, LOC: Wachovia Bank N.A.(a)	7,545	7,545
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 0.320%, 11/01/28, LOC: Bank of America N.A.(a)	8,860	8,860
Newport News Redevelopment & Housing Authority, Multifamily Housing, Springhouse Apartments Project, RB, 0.320%, 09/01/26, FHLMC(a)	3,400	3,400
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser B, RB, 0.700%, 11/01/34(a)	5,000	5,000
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser C, RB, 0.190%, 11/01/34(a)	6,000	6,000
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 0.320%, 07/01/34, LOC: Bank of America N.A.(a)	8,460	8,460
Peninsula Ports Authority, Riverside Health Systems Project, RB, 0.500%, 07/01/37 (a)	17,200	17,200
Pulaski County Industrial Development Authority, Pulaski Furniture Corp. Project, RB, 0.320%, 08/01/19, LOC: Bank of America N.A.(a)(b)	7,425	7,425
Rappahannock Regional Jail Authority, Grant Anticipation Notes, RB, 4.250%, 12/01/09, Callable 07/01/09 @ 100	1,000	1,002
Roanoke, GO, 6.000%, 10/01/19, Prerefunded 10/01/09 @ 102	3,310	3,413
Salem Industrial Development Authority, Multifamily Housing, Oak Park Preservation LP, RB, 0.400%, 08/15/43, FNMA(a)	2,740	2,740
Tazewell County Industrial Development Authority, Jennmar Corp. of Virginia, Inc., RB, AMT, 0.800%, 02/01/17, LOC: PNC Bank N.A.(a)	4,800	4,800
Virginia Beach Development Authority, Ocean Ranch Project, RB, 0.290%, 07/01/17, LOC: Branch Banking & Trust Co.(a)(b)	104	104
Virginia Beach Development Authority, Wesleyan College Project, RB, 0.320%, 07/01/33, LOC: Bank of America N.A.(a)	14,265	14,265
Virginia Beach, Ser 2667, GO, 0.280%, 10/01/15(a)(b)	3,500	3,500
Virginia Biotechnology Research Park Authority, United Network of Organ Sharing Project, RB, 0.320%, 04/01/27, LOC: Wachovia Bank N.A.(a)	8,105	8,105
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Notes, RB, 5.000%, 10/01/09	7,500	7,572
Virginia Commonwealth University Health System Authority, Ser C, RB, 0.290%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	10,000	10,000
Virginia Housing Development Authority, Commonwealth Mortgage, Ser C07, RB, AMT, 0.360%, 07/01/17, GO of Authority(a)(b)	685	685
Virginia Small Business Financing Authority, Hampton University, Ser A, RB, 0.300%, 12/01/38, LOC: PNC Bank N.A.(a)	5,000	5,000
Virginia Small Business Financing Authority, National Capital Area Council, RB, 0.320%, 03/01/31, LOC: Wachovia Bank N.A.(a)	6,145	6,145
Virginia State Public Building Authority, Public Facilities, RB, 5.000%, 08/01/09	12,505	12,541
Virginia State Public Building Authority, Public Facilities, Ser B, RB, 5.000%, 08/01/09	4,580	4,593
Virginia State Public Building Authority, Public Facilities, Ser B, RB, 5.000%, 08/01/09	1,200	1,204
Virginia State Public School Authority, 1997 Resolution, Ser B, RB, 5.000%, 08/01/09	7,440	7,462
Virginia State Public School Authority, 1997 Resolution, Ser B, RB, 5.000%, 08/01/09	1,465	1,469
Virginia State Public School Authority, 1997 Resolution, Ser B, RB, 5.500%, 08/01/09	6,640	6,662
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation, RB, 0.320%, 12/01/18, LOC: Bank of America N.A.(a)(b)	250	250
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Canterbury, Ser B, RB, 0.290%, 01/01/35, LOC: Branch Banking & Trust Co.(a)	1,900	1,900

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Total Municipal Bonds		347,535

Money Market Funds (1.2%)
Federated Virginia Municipal Cash Trust, Institutional Class	3,919	3,919
Goldman Sachs Financial Square Tax Free Money Market Fund	469	469

Total Money Market Funds		4,388

Total Investments (Cost $351,923)(c) — 95.0%		351,923
Other assets in excess of liabilities — 5.0%		18,637

Net Assets — 100.0%		$370,560

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.6% of net assets as of June 30, 2009.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMT	Alternative Minimum Tax Paper

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GO	General Obligation

LIQ FAC	Liquid Facilities

LOC	Letter of Credit

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (19.9%)
Banks (13.8%)
Abbey National LLC, 0.290%, 07/06/09	16,000	16,000
Abbey National LLC, 0.450%, 08/07/09	8,000	8,001
Abbey National LLC, 0.400%, 08/24/09	24,000	24,003
Bank of America Corp., 0.390%, 09/08/09	23,000	23,000
Bank of Nova Scotia, 0.390%, 07/30/09	13,000	13,000
BNP Paribas, 0.440%, 10/27/09	20,500	20,500
BNP Paribas, 0.640%, 11/10/09	15,000	15,000
BNP Paribas, 0.530%, 12/10/09	23,000	23,000
Lloyds TSB Bank PLC, 0.790%, 08/17/09	25,000	25,003
Lloyds TSB Bank PLC, 0.530%, 09/25/09	21,100	21,100
National Australia Bank Ltd., 0.550%, 07/02/09	12,500	12,500
National Australia Bank Ltd., 0.370%, 08/03/09	6,500	6,500
Rabobank, 0.740%, 07/28/09	10,500	10,500
Rabobank, 0.350%, 08/14/09	7,500	7,500
Rabobank, 0.540%, 11/13/09	14,845	14,845
Rabobank, 0.550%, 12/01/09	9,600	9,602
Royal Bank of Canada, 0.690%, 07/02/09	30,000	30,000
Royal Bank of Scotland, 0.610%, 09/17/09	16,350	16,350
Societe Generale, 0.850%, 07/22/09	17,500	17,500
Societe Generale, 0.640%, 10/22/09	15,000	15,000
Societe Generale, 0.560%, 12/03/09	16,000	16,001
Toronto-Dominion Bank, 0.250%, 09/15/09	15,000	15,001
Toronto-Dominion Bank, 0.520%, 11/10/09	28,200	28,200
Toronto-Dominion Bank, 0.460%, 12/15/09	16,000	16,000

		404,106

Diversified Financial Services (6.1%)
Barclays Bank PLC, 0.750%, 07/27/09	16,910	16,910
Barclays Bank PLC, 0.700%, 12/22/09	24,000	24,000
Calyon North America, Inc., 0.410%, 08/25/09	17,500	17,500
Calyon North America, Inc., 0.400%, 09/02/09	13,500	13,500
Calyon North America, Inc., 0.370%, 09/22/09	17,000	17,000
Credit Suisse (USA), Inc., 1.250%, 07/21/09	16,500	16,506
UBS AG, 1.095%, 07/29/09	21,000	21,000
UBS AG, 0.715%, 08/27/09	22,800	22,800
Westpac Banking Corp., 0.550%, 11/13/09	14,000	14,001

Westpac Banking Corp., 0.311%, 12/09/09(a)	17,000	17,000

		180,217

Total Certificates of Deposit		584,323

Commercial Paper (37.4%)
Banks (6.5%)
Australia & New Zealand Banking Group, 0.300%, 08/14/09(b)(c)	26,500	26,490
Australia & New Zealand Banking Group, 0.330%, 08/27/09(b)(c)	8,000	7,996
Australia & New Zealand Banking Group, 0.320%, 09/09/09(b)(c)	13,500	13,492
BNP Paribas, 0.310%, 09/28/09	20,000	20,000
HSBC Bank USA, 0.260%, 07/10/09(c)	23,000	22,998
HSBC Bank USA, 0.250%, 07/23/09(c)	40,000	39,994
National Australia Bank Ltd., 0.420%, 08/10/09	17,500	17,500
Royal Bank of Scotland, 0.750%, 08/14/09	15,500	15,500
Societe Generale, 0.130%, 07/01/09(c)	15,000	15,000
Societe Generale, 0.550%, 08/04/09	12,000	12,000

		190,970

Consumer Staples (0.7%)
Colgate Palmolive Co., 0.200%, 07/02/09(b)(c)	12,800	12,800
PepsiCo, Inc., 0.190%, 07/06/09(b)(c)	7,500	7,500

		20,300

Diversified Financial Services (22.6%)
Allianz Finance Corp., 0.250%, 07/13/09(b)(c)	17,025	17,023
Allianz Finance Corp., 0.350%, 08/10/09(b)(c)	16,000	15,994
ASB Finance Corp., 1.529%, 07/13/09(a)(b)	20,000	20,000
CBA Delaware Finance, Inc., 0.300%, 08/24/09(c)	35,000	34,984
CBA Delaware Finance, Inc., 0.330%, 09/04/09(c)	25,000	24,985
CME Group, Inc., 0.255%, 07/14/09(b)(c)	12,000	11,999
CME Group, Inc., 0.230%, 07/16/09(b)(c)	16,500	16,498
CME Group, Inc., 0.225%, 07/30/09(b)(c)	3,500	3,499
European Investment Bank, 0.280%, 07/01/09(c)	25,000	25,000
Falcon Asset Securitization Corp., 0.270%, 07/27/09(b)(c)	8,000	7,998
General Electric Capital Corp., 0.290%, 10/30/09(c)	22,500	22,478
ING (U.S.) Funding LLC, 0.230%, 07/07/09(c)	10,000	10,000
JPMorgan Chase & Co., 0.300%, 07/01/09(b)(c)	4,000	4,000
JPMorgan Chase & Co., 0.250%, 07/08/09(c)	14,500	14,499
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
JPMorgan Chase & Co., 0.300%, 07/20/09(b)(c)	25,000	24,996
JPMorgan Chase & Co., 0.250%, 08/19/09(b)(c)	10,000	9,997
JPMorgan Chase & Co., 0.300%, 09/14/09(b)(c)	16,500	16,490
KfW, 0.551%, 07/01/09(b)(c)	18,000	18,000
KfW, 0.230%, 08/26/09(b)(c)	6,280	6,278
KfW, 0.250%, 09/01/09(b)(c)	26,000	25,989
KfW, 0.250%, 09/09/09(b)(c)	11,000	10,995
KfW, 0.300%, 09/14/09(b)(c)	4,100	4,097
KfW, 0.240%, 09/23/09(b)(c)	15,000	14,992
Liberty Street Funding Corp., 0.280%, 07/15/09(b)(c)	12,000	11,999
Liberty Street Funding Corp., 0.280%, 07/24/09(b)(c)	16,000	15,997
National Australia Funding LLC, 0.521%, 07/17/09(b)(c)	10,000	9,998
Nestle Capital Corp., 0.240%, 09/16/09(b)(c)	20,000	19,990
Old Line Funding LLC, 0.250%, 07/02/09(b)(c)	24,000	24,000
Old Line Funding LLC, 0.230%, 07/08/09(b)(c)	5,000	5,000
Old Line Funding LLC, 0.250%, 07/10/09(b)(c)	16,000	15,999
Park Avenue Receivables Corp., 0.230%, 07/01/09(b)(c)	26,000	26,000
Park Avenue Receivables Corp., 0.250%, 07/09/09(b)(c)	22,000	21,999
Siemens Capital Co. LLC, 0.150%, 07/06/09(b)(c)	13,000	13,000
Southern Funding Corp., 0.220%, 07/07/09(b)(c)	10,000	10,000
Southern Funding Corp., 0.220%, 07/16/09(b)(c)	10,500	10,499
Southern Funding Corp., 0.250%, 07/23/09(b)(c)	10,000	9,998
Straight-A Funding LLC, 0.320%, 07/21/09(b)(c)	7,000	6,999
Straight-A Funding LLC, 0.310%, 08/11/09(b)(c)	10,250	10,246
Straight-A Funding LLC, 0.390%, 08/18/09(b)(c)	7,000	6,996
Straight-A Funding LLC, 0.360%, 08/25/09(b)(c)	6,000	5,997
Straight-A Funding LLC, 0.370%, 09/16/09(b)(c)	5,000	4,996
Straight-A Funding LLC, 0.370%, 09/22/09(b)(c)	12,750	12,739
Total Capital, 0.240%, 09/09/09(b)(c)	11,000	10,995
Total Capital, 0.240%, 09/24/09(b)(c)	20,000	19,989
UBS Finance Delaware LLC, 0.920%, 08/11/09	7,200	7,200
Unilever Capital Corp., 0.200%, 08/10/09(b)(c)	7,000	6,998
Westpac Banking Corp., 0.325%, 09/09/09(b)	15,000	14,991

		663,416

Health Care (3.9%)
Abbott Laboratories, 0.220%, 07/22/09(b)(c)	10,050	10,049
Abbott Laboratories, 0.190%, 08/11/09(b)(c)	16,000	15,996
Abbott Laboratories, 0.220%, 08/26/09(b)(c)	14,150	14,145
Johnson & Johnson, 0.200%, 08/13/09(b)(c)	22,800	22,795
Pfizer, Inc., 0.185%, 07/08/09(b)(c)	30,778	30,777
Sanofi-Aventis, 0.200%, 08/06/09(b)(c)	20,000	19,996

		113,758

Information Technology (0.7%)
Microsoft Corp., 0.220%, 09/10/09(b)(c)	22,000	21,990

Oil & Gas (0.9%)
ConocoPhillips, 0.220%, 07/01/09(b)(c)	25,774	25,774

Utilities (2.1%)
E.ON AG, 0.500%, 07/27/09(b)(c)	16,500	16,494
E.ON AG, 0.701%, 08/24/09(b)(c)	16,500	16,483
GDF Suez, 0.300%, 07/07/09(b)(c)	15,000	14,999
GDF Suez, 0.340%, 07/31/09(b)(c)	14,000	13,996

		61,972

Total Commercial Paper		1,098,180

Corporate Bonds (6.7%)
Banks (4.7%)
International Bank for Reconstruction & Development, 0.957%, 02/08/10(a)	40,000	40,012
Rabobank, 1.046%, 08/04/09, MTN(a)(b)	20,000	20,000
Wachovia Bank N.A., 0.380%, 08/10/09(a)	16,000	16,000
Wachovia Bank N.A., 1.266%, 11/02/09(a)	30,250	30,271
Wells Fargo Bank N.A., 0.413%, 08/19/09(a)	30,000	30,000

		136,283

Diversified Financial Services (1.0%)
JPMorgan Chase & Co., Ser C, MTN, 0.368%, 05/07/10(a)	10,000	9,976
Toyota Motor Credit Corp., 0.341%, 09/11/09, MTN(a)	20,000	20,000

		29,976

Insurance (1.0%)
New York Life Global Funding, MTN, 0.746%, 09/04/09(a)(b)	29,000	29,000

Total Corporate Bonds		195,259

U.S. Government Agencies (26.7%)
Fannie Mae (3.6%)
0.410%, 09/03/09(a)	15,000	15,004
0.421%, 09/23/09(c)	11,688	11,677
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
3.875%, 12/10/09	9,100	9,220
0.949%, 02/03/10(c)	35,000	34,802
1.029%, 07/13/10(a)	35,000	34,978

		105,681

Federal Farm Credit Bank(a) (1.6%)
0.269%, 01/15/10	13,000	13,000
0.280%, 05/04/10	35,000	35,000

		48,000

Federal Home Loan Bank (13.4%)
0.839%, 01/13/10(a)	13,000	12,998
0.263%, 01/19/10(a)	65,000	64,917
0.791%, 02/19/10(a)	7,500	7,506
0.850%, 03/11/10(a)	17,500	17,499
0.890%, 03/11/10(a)	40,000	40,000
0.342%, 03/23/10(a)	37,000	37,000
0.948%, 04/01/10(a)	35,000	35,000
0.877%, 04/05/10(a)	35,000	35,000
0.650%, 04/14/10(a)	25,000	25,000
0.500%, 05/05/10, Callable 11/05/09 @ 100(a)	7,500	7,500
0.410%, 05/12/10(a)	16,000	16,000
0.500%, 05/13/10, Callable 11/13/09 @ 100(a)	35,000	35,000
0.500%, 05/20/10, Callable 11/20/09 @ 100(a)	18,790	18,788
0.310%, 05/28/10(a)	25,000	25,000
0.625%, 06/22/10, Callable 12/22/09 @ 100	15,000	15,000

		392,208

Freddie Mac (8.1%)
0.602%, 09/14/09(c)	35,000	34,956
0.714%, 09/21/09	55,500	55,425
0.473%, 09/25/09(a)	40,000	40,029
0.735%, 10/23/09	35,000	34,920
0.800%, 01/15/10, Callable 07/15/09 @ 100, MTN	25,000	25,012
3.125%, 02/04/10	8,500	8,604
1.250%, 03/18/10, Callable 09/18/09 @ 100, MTN	40,000	40,000

		238,946

Total U.S. Government Agencies		784,835

Short-Term Investment (0.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.050%, 07/01/09	1,968	1,968

Total Short-Term Investment		1,968

Money Market Funds (5.9%)
Goldman Sachs Financial Square Funds — Federal Fund	40,000,000	40,000
Goldman Sachs Financial Square Funds — Government Fund	132,000,000	132,000

Total Money Market Funds		172,000

Time Deposits (3.3%)
Banks (3.3%)
BNP Paribas, 0.125%(a)	15,738	15,739
Calyon, 0.250%(a)	25,024	25,024
Deutsche Bank AG, 0.070%(a)	30,001	30,001
Societe Generale, 0.220%(a)	26,525	26,525

Total Time Deposits		97,289

Total Investments (Cost $2,933,854)(d) — 100.0%		2,933,854
Other assets in excess of liabilities — 0.0%		536

Net Assets — 100.0%		$2,934,390

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 29.5% of net assets as of June 30, 2009.

(c)	Rate represents the effective yield at purchase.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.9%)
Alabama (2.3%)
West Jefferson Industrial Development Board Pollution Control, Power Co. Project, RB, 0.470%, 06/01/28(a)	2,290	2,290

Arkansas (3.4%)
West Memphis Public Facilities Board Multifamily, Housing Meadows Apartments Project, RB, AMT, 0.400%, 12/01/34, FHLMC(a)	3,350	3,350

California (2.0%)
Los Angeles Unified School District, Tax & Revenue Anticipation Notes, Ser A, GO, 3.000%, 07/30/09	2,000	2,002

Colorado (3.3%)
Denver City & County Airport, Ser C, RB, AMT, 0.420%, 11/15/25, LOC: Lloyds TSB Bank PLC(a)	3,250	3,250

Florida (14.6%)
Alachua County Housing Finance Authority Multifamily, University Cove Apartments Project, RB, AMT, 0.400%, 06/15/34, FNMA(a)	3,510	3,510
Florida Housing Finance Corp. Multifamily Mortgage, Cutler Riverside Preservation LP, RB, AMT, 0.390%, 06/01/48, FHLMC(a)	1,000	1,000
Florida Housing Finance Corp. Multifamily, Housing Falls of Venice Project, RB, AMT, 0.470%, 12/01/31, FNMA(a)	3,950	3,950
Jacksonville Economic Development Commission Special Facilities Airport, Holland Sheltair, Ser A-1, RB, AMT, 0.550%, 11/01/34, LOC: Bank of America N.A.(a)	1,765	1,765
Palm Beach County Housing Finance Authority Multifamily, Azalea Place Apartments Project, Ser A, RB, AMT, 0.470%, 12/01/32, FHLMC(a)(b)	2,095	2,095
Palm Beach County, Raymond F. Kravis Center Project, RB, 0.270%, 07/01/32, LOC: Northern Trust Co.(a)	2,200	2,200

		14,520

Georgia (1.0%)
Gwinnett County School District, GO, 5.000%, 02/01/10	1,000	1,026

Hawaii (0.9%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 0.400%, 07/01/33, LOC: Bank of Nova Scotia(a)	870	870

Illinois (5.7%)
Chicago Industrial Development, Evans Food Products Co. Project, RB, AMT, 0.700%, 12/01/18, LOC: Bank of America N.A.(a)	2,250	2,250
Illinois Finance Authority, Northwestern University, Subser B, RB, 0.580%, 12/01/34(a)	500	500
Illinois Finance Authority, Revenue Refunding Bonds, Ser 2008-A, 0.400%, 10/06/09	2,910	2,910

		5,660

Indiana (4.5%)
Indiana Health Facility Financing Authority, Ascension, Ser E6, RB, 0.600%, 11/15/39	1,000	1,000
Indiana State Development Finance Authority Environmental, PSI Energy, Inc., Project, Ser A, RB, AMT, 0.400%, 08/01/39, LOC: Barclays Bank PLC(a)	2,500	2,500
Indiana Transportation Finance Authority, Airport Facilities Lease, Ser A, RB, 6.000%, 11/01/09, AMBAC	1,000	1,018

		4,518

Kentucky (1.0%)
Kentucky Housing Corp., Ser B, RB, AMT, 3.700%, 07/01/09	1,000	1,000

Maryland (5.6%)
Maryland State Community Development, Administration Department Housing & Community Development , Ser 1206, RB, AMT, 0.430%, 09/01/11, LIQ FAC: JPMorgan Chase & Co.(a)(b)	2,000	2,000
Maryland State Industrial Development Financing Authority, Economic Development , Hardwire LLC Project, RB, AMT, 0.550%, 11/01/27, LOC: Bank of America N.A.(a)	3,000	3,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
University System of Maryland, Ser A, RB, 0.550%, 07/01/23	560	560

		5,560

Massachusetts (4.0%)
Massachusetts Bay Transportation Authority Sales Tax, Ser A, RB, 2.000%, 07/01/30(a)	1,000	1,008
Massachusetts Development Finance Agency Solid Waste Disposal, Wheelabrator Millbury Project, RB, AMT, 0.300%, 05/01/27, LOC: JPMorgan Chase Bank(a)	3,000	3,000

		4,008

Michigan (0.8%)
Michigan State, COP, 5.500%, 06/01/18, AMBAC(a)	725	757

Minnesota (0.3%)
Rochester Health Care Facilities, Mayo Clinic, Ser D, RB, 0.710%, 11/15/38(a)	300	300

Mississippi (4.0%)
Mississippi Business Finance Corp., Industrial Development, Central Baking Co., RB, AMT, 0.550%, 11/01/25, LOC: Bank of America N.A.(a)	3,000	3,000
Mississippi Business Finance Corp., Solid Waste Disposal, Mississippi Power Co., RB, AMT, 0.300%, 05/01/28(a)	1,020	1,020

		4,020

Montana (3.0%)
Great Falls Multifamily, Autumn Run Apartments Project, RB, AMT, 0.370%, 01/01/38, LOC: U.S. Bank N.A.(a)	2,980	2,980

New Mexico (1.9%)
Albuquerque Health Research Facilities, Lovelace Respiratory Research Institute, Ser A, RB, 0.270%, 09/01/25, LOC: Wells Fargo Bank N.A.(a)	1,920	1,920

North Carolina (3.7%)
Alamance County, GO, 4.100%, 05/01/10	700	717
Guilford County Industrial Facilities & Pollution Control Financing Authority, Snider Tire, Inc., RB, AMT, 0.570%, 10/01/19, LOC: Wachovia Bank N.A.(a)	2,000	2,000
Mecklenburg County, Ser A, GO, 2.000%, 02/01/26(a)	1,000	1,004

		3,721

Ohio (1.0%)
Columbus Regional Airport Authority, Capital Funding, Ser A, RB, 0.320%, 03/01/34, LOC: U.S. Bank N.A.(a)	1,000	1,000

Oregon (3.0%)
Oregon State Housing & Community Services Department Housing Development, Redwood Park Apartments, Ser F, RB, AMT, 0.400%, 10/15/38, FNMA(a)	3,000	3,000

Pennsylvania (7.1%)
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, AMT, 0.380%, 11/01/25, LOC: Bank of Nova Scotia(a)	1,000	1,000
Montgomery County Industrial Development Authority, RB, 0.570%, 07/08/09	1,400	1,400
Pennsylvania Economic Development Financing Authority Exempt Facilities, Water Co. Project, Ser A, RB, AMT, 0.500%, 10/01/29, LOC: PNC Bank N.A.(a)	2,000	2,000
Pennsylvania State University, Ser B, RB, 1.500%, 06/01/31(a)	800	808
Philadelphia Airport, Ser C, RB, AMT, 0.400%, 06/15/25, LOC: TD Bank N.A.(a)	1,900	1,900

		7,108

South Carolina (2.3%)
South Carolina Jobs-Economic Development Authority Industrial Development, Imagepoint, Inc. Project, RB, AMT, 0.570%, 12/01/23, LOC: Wachovia Bank N.A.(a)	2,250	2,250

Texas (3.8%)
Harris County, 0.450%, 11/04/09	2,000	2,000
Port of Port Arthur Navigation District, Fina Oil & Chemical Co., Total S.A., Ser B, RB, AMT, 0.360%, 05/01/35(a)	1,300	1,300
Texas State, Tax & Revenue Anticipation Notes, 3.000%, 08/28/09	500	501

		3,801

Virginia (15.5%)
Emporia Industrial Development Authority, Toll III LP Project, RB, AMT, 0.550%, 11/01/23, LOC: Bank of America N.A.(a)	2,400	2,400
JPMorgan Chase Putters/Drivers Trust, Ser 3444, RB, 0.440%, 07/01/27, LIQ FAC: JPMorgan Chase Bank(a)(b)	3,000	3,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
King George County Industrial Development Authority, Exempt Facility, Birchwood Power Partners, Ser B, RB, AMT, 0.370%, 12/01/24, LOC: Bank of Nova Scotia(a)	2,000	2,000
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser B, RB, 0.700%, 11/01/34(a)	1,000	1,000
Prince William County Industrial Development Authority, Mediatech, Inc., RB, AMT, 0.390%, 11/01/32, LOC: Branch Banking & Trust(a)	3,855	3,855
Virginia State Housing Development Authority, Ser B-19, RB, AMT, 2.260%, 04/01/33, SPA: Wachovia Bank N.A.(a)(b)	3,240	3,240

		15,495

Washington (1.2%)
JPMorgan Chase Putters/Drivers Trust, Ser 3468, RB, AMT, 0.560%, 01/01/30, BHAC-CR, LIQ FAC: JPMorgan Chase Bank(a)(b)	1,200	1,200

Wisconsin (1.0%)
Wisconsin Health & Educational Facilities Authority, 0.350%, 10/01/09	1,000	1,000

Total Municipal Bonds		96,606

Money Market Fund (2.9%)
Dreyfus Tax-Exempt Cash Management Fund	2,865	2,865

Total Money Market Fund		2,865

Total Investments (Cost $99,471)(c) — 99.8%		99,471
Other assets in excess of liabilities — 0.2%		194

Net Assets — 100.0%		$99,665

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.6% of net assets as of June 30, 2009.

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

BHAC-CR	Security has been secondarily guaranteed by Berkshire Hathaway Assurance Corporation

COP	Certificate of Participation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GO	General Obligation

LIQ FAC	Liquid Facilities

LOC	Letter of Credit

RB	Revenue Bond

SPA	Sales and Purchase Agreement
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (60.9%)
Fannie Mae (21.2%)
0.150%, 07/13/09(a)	42,000	41,998
0.501%, 07/22/09(a)	20,000	19,994
0.254%, 08/03/09(a)	32,500	32,493
0.441%, 08/05/09(a)	50,000	49,979
0.264%, 08/10/09(a)	50,000	49,986
0.325%, 08/24/09(a)	60,000	59,971
0.230%, 09/01/09(a)	32,500	32,487
0.410%, 09/03/09(b)	17,000	17,005
0.501%, 09/09/09(a)	95,000	94,912
0.441%, 09/16/09(a)	35,000	34,967
0.290%, 11/04/09(a)	30,000	29,970
0.315%, 12/28/09(a)	50,500	50,412
0.407%, 01/04/10(a)	30,000	29,938
0.904%, 02/08/10(b)	25,000	25,014
0.883%, 02/12/10(b)	20,750	20,809
0.412%, 02/22/10(a)	42,000	41,887
1.029%, 07/13/10(b)	25,000	24,984

		656,806

Federal Farm Credit Bank (0.5%)
0.258%, 07/28/09(b)	17,000	17,001

Federal Home Loan Bank (23.4%)
0.451%, 07/01/09(a)	20,000	20,000
0.143%, 07/06/09(a)	161,000	160,996
0.150%, 07/08/09(a)	25,000	24,999
0.120%, 07/14/09(a)	33,000	32,999
0.120%, 08/03/09(a)	75,000	74,992
0.401%, 10/16/09(a)	32,000	31,962
0.290%, 11/06/09(a)	27,500	27,472
0.316%, 11/13/09(a)	25,000	24,970
0.311%, 12/15/09(a)	33,000	32,953
0.979%, 01/11/10(b)	10,000	10,004
0.263%, 01/19/10(b)	32,000	31,959
0.886%, 02/10/10(b)	61,050	61,046
1.050%, 02/23/10	17,000	16,989
0.890%, 03/11/10(b)	32,500	32,500
0.342%, 03/23/10(b)	32,000	32,000
0.553%, 04/01/10(a)	22,000	21,908
0.410%, 05/12/10(b)	12,000	12,000
0.500%, 05/13/10, Callable 11/13/09 @ 100(b)(c)	30,000	30,000
0.310%, 05/28/10(b)	27,500	27,500
0.625%, 06/22/10, Callable 12/22/09 @ 100	17,000	17,000

		724,249

Freddie Mac (15.8%)
0.401%, 07/06/09(a)	61,500	61,496
0.310%, 07/28/09(a)	40,000	39,991
0.341%, 08/17/09(a)	17,000	16,992
0.320%, 08/24/09(a)	14,000	13,993
0.431%, 09/15/09(a)	18,430	18,413
0.693%, 09/21/09(a)	33,000	32,949
0.441%, 09/28/09(a)	25,000	24,973
0.220%, 10/05/09(a)	34,000	33,980
0.311%, 10/26/09(a)	35,000	34,965
0.301%, 11/16/09(a)	30,000	29,965
0.291%, 12/14/09(a)	33,000	32,956
0.321%, 12/31/09(a)	19,066	19,035
0.371%, 01/06/10(a)	33,000	32,937
0.800%, 01/15/10, Callable 07/15/09 @ 100, MTN	16,000	16,007
0.876%, 02/04/10(b)	35,000	35,000
0.356%, 02/08/10(a)	15,000	14,968
1.000%, 02/11/10, Callable 08/11/09 @100	17,500	17,500
0.518%, 05/05/10(a)	12,500	12,445

		488,565

Total U.S. Government Agencies		1,886,621

Repurchase Agreements (18.7%)
Banc of America Securities, 0.050%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $109,261 (collateralized by FHLMC; 7.000%, due 03/15/10; total market value $111,447)	109,261	109,261
Barclays Bank PLC., 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $5,000 (collateralized by U.S. Treasury Note; 9.000%, due 11/15/18; total market value $5,100)	5,000	5,000
BNP Paribas, 0.020%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $260,792 (collateralized by U.S. Government Agencies; DN-6.070%, due 09/01/09-01/19/27; total market value $266,009)	260,792	260,792
Deutsche Bank, 0.080%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $6,356 (collateralized by U.S. Government Agencies; 3.250%-7.000%, due 02/10/10-03/15/10; total market value $6,483)	6,355	6,355
HSBC Securities, Inc., 0.050%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $193,899 (collateralized by U.S. Government Agencies; 3.250%-6.625%, due 06/30/16 - 02/15/27; total market value $197,781)	193,899	193,899
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
UBS Warburg LLC, 0.070%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $2,957 (collateralized by FHLMC; 8.875%, due 07/15/20; total market value $3,016)	2,956	2,956

Total Repurchase Agreements		578,263

Money Market Funds (20.4%)
Dreyfus Government Cash Money Market Fund	158,500,000	158,500
Federated Government Obligations Money Market Fund	158,441,768	158,442
Federated Government Obligations Tax-Managed Fund	158,000,000	158,000
Goldman Sachs Financial Square Funds — Government Fund	158,000,000	158,000

Total Money Market Funds		632,942

Total Investments (Cost $3,097,826)(d) — 100.0%		3,097,826
Liabilities in excess of other assets — 0.0%		(180)

Net Assets — 100.0%		$3,097,646

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(c)	Step bond.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	Discount Note

FHLMC	Federal Home Loan Mortgage Corporation

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (57.5%)
U.S. Treasury Bills(a) (54.9%)
0.220%, 07/02/09	150,000	149,999
0.225%, 07/09/09	50,000	49,997
0.100%, 07/16/09	50,000	49,998
0.210%, 07/23/09	65,000	64,993
0.324%, 07/30/09	100,000	99,978
0.416%, 08/06/09	125,000	124,975
0.431%, 08/13/09	100,000	99,966
0.162%, 08/20/09	74,000	73,983
0.177%, 09/10/09	49,500	49,483
0.396%, 09/15/09	69,300	69,243
0.250%, 10/08/09	39,000	38,973
0.343%, 10/15/09	50,000	49,950
0.319%, 10/22/09	100,000	99,914
0.236%, 10/29/09	66,500	66,452
0.300%, 11/05/09	50,000	49,947
0.273%, 11/12/09	100,000	99,898
0.617%, 11/19/09	56,000	55,893
0.230%, 11/27/09	62,000	61,932
0.245%, 12/03/09	44,000	43,954
0.270%, 12/10/09	35,000	34,957
0.302%, 12/17/09	60,000	59,909
0.330%, 02/11/10	74,500	74,354

		1,568,748

U.S. Treasury Note (2.6%)
4.625%, 07/31/09	75,000	75,263

Total U.S. Treasury Obligations		1,644,011

Repurchase Agreements (33.6%)
Bank of America Securities, 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $78,550 (collateralized by U.S. Treasury Bond; 7.500%, due 11/15/24; total market value $80,121)	78,550	78,550
Barclays Bank PLC, 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $79,564 (collateralized by U.S. Treasury Obligations; 1.375%-4.500%, due 11/15/09-07/15/18; total market value $81,155)	79,565	79,565
BNP Paribas, 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $241,328 (collateralized by U.S. Treasury Obligations; DN, due 02/15/10-11/15/28; total market value $246,155)	241,328	241,328
Deutsche Bank AG, 0.000%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $30,468 (collateralized by U.S. Treasury Obligations; DN, due 02/15/13-08/15/27; total market value $31,077)	30,468	30,468
Dresdner Bank AG, 0.000%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $131,399 (collateralized by U.S. Treasury Obligations; DN-7.625%, due 07/15/09-05/15/39; total market value $134,030)	131,399	131,399
HSBC Securities, Inc., 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $146,715 (collateralized by U.S. Treasury Securities; 3.500%-9.875%, due 08/31/09- 08/15/28; total market value $149,654)	146,715	146,715
JPMorgan Chase & Co., 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $32,000 (collateralized by U.S. Treasury Obligations; 3.750%-4.500%, due 04/30/12-11/15/18; total market value $32,644)	32,000	32,000
Royal Bank of Scotland, 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $203,269 (collateralized by U.S. Treasury Obligations; 1.875%-4.000%, due 11/15/12-04/30/14; total market value $207,335)	203,269	203,269
UBS Warburg LLC, 0.010%, dated 06/30/09 to be repurchased on 07/01/09, repurchase price $17,403 (collateralized by U.S. Treasury Bill; DN, due 09/24/09; total market value $17,752)	17,403	17,403

Total Repurchase Agreements		960,697

Money Market Funds (8.9%)
Federated Treasury Obligations Fund	130,582,897	130,583
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	122,500,000	122,500

Total Money Market Funds		253,083

Total Investments (Cost $2,857,791)(b) — 100.0%		2,857,791
Other assets in excess of liabilities — 0.0%		855

Net Assets — 100.0%		$2,858,646

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)
1. Organization
The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2009: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Corporate Bond Fund (formerly, Strategic Income Fund), Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of the Funds’ investment objectives, policies, and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation—Securities and securities sold short listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price for long positions and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price (long positions) or ask price (securities sold short) from at least one independent broker. Investments in other investment companies are valued at their respective daily net asset values.
The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates the net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates the net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates the net asset value, they shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser or subadviser does not pre-authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates the net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by a Fair Value pricing service to fair value their international equity securities.
The assets of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund and Life Vision Moderate Growth Fund (the “Life Vision Funds”) consist of investments in underlying investment companies (most of which are affiliated), which are valued at their respective daily net asset values.
Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Effective June 15, 2009, the Funds adopted Financial Accounting Standards Board Staff Position No. FAS 157-4 (“FSP SFAS No. 157-4”), “Determining Fair Value When the Volume and Level of Activity For the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”. FSP SFAS No. 157-4 provides additional guidance for estimating fair value in accordance with FSP SFAS No. 157 when the volume and level of activity for the asset or liability has significantly decreased. FSP SFAS No. 157-4 is applied prospectively to all fair value measurements where appropriate and is effective for interim and annual periods ending June 15, 2009. The adoption of FSP SFAS No. 157-4 did not have a material impact on the Funds’ Schedules.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009 (in thousands):

				LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Unobservable Inputs		Total
	Investments in	Other Financial	Securities	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial	Securities Sold
Fund	Securities ($)	Investments($)[2]	Sold Short ($)	Securities ($)	Investments ($)[2]	Securities ($)	Investments ($)[2]	Securities ($)	Investments ($)[2]	Short ($)
Aggressive Growth Stock Fund
Common Stocks[1]	99,887	—	—	—	—	—	—	99,887	—	—
Short-Term Investments	—	—	—	19,123	—	—	—	19,123	—	—
Money Market Funds	646	—	—	—	—	—	—	646	—	—

Total Investments	100,533	—	—	19,123	—	—	—	119,656	—	—

Emerging Growth Stock Fund
Common Stocks[1]	71,870	—	—	—	—	—	—	71,870	—	—
Short-Term Investments	—	—	—	20,137	—	—	—	20,137	—	—
Money Market Funds	1,516	—	—	—	—	—	—	1,516	—	—

Total Investments	73,386	—	—	20,137	—	—	—	93,523	—	—

International Equity 130/30 Fund
Foreign Common Stocks[1]	123,513	—	(28,375)	—	—	—	—	123,513	—	(28,375)
Short-Term Investments	—	—	—	570	—	—	—	570	—	—

Total Investments	123,513	—	(28,375)	570	—	—	—	124,083	—	(28,375)

International Equity Fund
Foreign Common Stocks[1]	214,310	—	—	—	—	—	—	214,310	—	—
Preferred Stocks[1]	1,391	—	—	—	—	—	—	1,391	—	—
Rights — Foreign	—	—	—	159	—	—	—	159	—	—
Short-Term Investments	—	—	—	10,589	—	—	—	10,589	—	—

Total Investments	215,701	—	—	10,748	—	—	—	226,449	—	—

International Equity Index Fund
Foreign Common Stocks[1]	901,450	—	—	—	—	—	—	901,450	—	—
Foreign Preferred Stocks[1]	6,177	—	—	—	—	—	—	6,177	—	—
Rights — Foreign	—	—	—	937	—	—	—	937	—	—
Short-Term Investments	—	—	—	101,912	—	—	—	101,912	—	—
Warrant	—	—	—	13	—	—	—	13	—	—

Total Investments	907,627	—	—	102,862	—	—	—	1,010,489	—	—

Large Cap Core Equity Fund
Common Stocks[1]	421,096	—	—	—	—	—	—	421,096	—	—
Short-Term Investments	—	—	—	18,552	—	—	—	18,552	—	—
Money Market Funds	20,746	—	—	—	—	—	—	20,746	—	—

Total Investments	441,842	—	—	18,552	—	—	—	460,394	—	—

Large Cap Growth Stock Fund
Common Stocks[1]	543,983	—	—	—	—	—	—	543,983	—	—
Short-Term Investments	—	—	—	72,199	—	—	—	72,199	—	—
Money Market Funds	2,305	—	—	—	—	—	—	2,305	—	—

Total Investments	546,288	—	—	72,199	—	—	—	618,487	—	—

Large Cap Quantitative Equity Fund
Common Stocks[1]	28,331	—	—	—	—	—	—	28,331	—	—

Total Investments	28,331	—	—	—	—	—	—	28,331	—	—

Large Cap Value Equity Fund
Common Stocks[1]	1,208,251	—	—	—	—	—	—	1,208,251	—	—
Short-Term Investments	—	—	—	66,094	—	—	—	66,094	—	—
Money Market Funds	27,409	—	—	—	—	—	—	27,409	—	—

Total Investments	1,235,660	—	—	66,094	—	—	—	1,301,754	—	—

Mid-Cap Core Equity Fund
Common Stocks[1]	85,766	—	—	—	—	—	—	85,766	—	—
Short-Term Investments	—	—	—	18,996	—	—	—	18,996	—	—
Money Market Funds	1,408	—	—	—	—	—	—	1,408	—	—

Total Investments	87,174	—	—	18,996	—	—	—	106,170	—	—

Mid-Cap Value Equity Fund
Common Stocks[1]	397,140	—	—	—	—	—	—	397,140	—	—
Short-Term Investments	—	—	—	40,539	—	—	—	40,539	—	—
Money Market Funds	12,109	—	—	—	—	—	—	12,109	—	—

Total Investments	409,249	—	—	40,539	—	—	—	449,788	—	—

Real Estate 130/30 Fund
Common Stocks[1]	8,351	—	(1,869)	—	—	—	—	8,351	—	(1,869)
Short-Term Investments	—	—	—	36	—	—	—	36	—	—

Total Investments	8,351	—	(1,869)	36	—	—	—	8,387	—	(1,869)

Select Large Cap Growth Stock Fund
Common Stocks[1]	113,806	—	—	—	—	—	—	113,806	—	—
Short-Term Investments	—	—	—	11,184	—	—	—	11,184	—	—
Money Market Funds	6,691	—	—	—	—	—	—	6,691	—	—

Total Investments	120,497		—	11,184		—		131,681		—

Small Cap Growth Stock Fund
Common Stocks[1]	329,877	—	—	—	—	—	—	329,877	—	—
Short-Term Investments	—	—	—	124,467	—	—	—	124,467	—	—
Money Market Funds	1,182	—	—	—	—	—	—	1,182	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total Investments	331,059	—	—	124,467	—	—	—	455,526	—	—

Small Cap Value Equity Fund
Common Stocks[1]	393,312	—	—	—	—	—	—	393,312	—	—
Short-Term Investments	—	—	—	87,565	—	—	—	87,565	—	—
Money Market Funds	13,632	—	—	—	—	—	—	13,632	—	—

Total Investments	406,944	—	—	87,565	—	—	—	494,509	—	—

U.S. Equity 130/30 Fund
Common Stocks[1]	6,968	—	(1,670)	—	—	—	—	6,968	—	(1,670)
Short-Term Investments	—	—	—	17	—	—	—	17	—	—

Total Investments	6,968	—	(1,670)	17	—	—	—	6,985	—	(1,670)

				LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Unobservable Inputs		Total
	Investments in	Other Financial	Securities	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial	Securities Sold
Fund	Securities ($)	Investments($)[2]	Sold Short ($)	Securities ($)	Investments ($)[2]	Securities ($)	Investments ($)[2]	Securities ($)	Investments ($)[2]	Short ($)
Life Vision Aggressive Growth Fund
Equity Funds	20,662	—	—	—	—	—	—	20,662	—	—
Exchange Traded Funds	435	—	—	—	—	—	—	435	—	—
Money Market Funds	366	—	—	—	—	—	—	366	—	—

Total Investments	21,463	—	—	—	—	—	—	21,463	—	—

Life Vision Conservative Fund
Equity Funds	2,991	—	—	—	—	—	—	2,991	—	—
Fixed Income Funds	6,767	—	—	—	—	—	—	6,767	—	—
Exchange Traded Funds	362	—	—	—	—	—	—	362	—	—
Money Market Funds	153	—	—	—	—	—	—	153	—	—

Total Investments	10,273		—	—		—		10,273		—

Life Vision Growth and Income Fund
Equity Funds	43,318	—	—	—	—	—	—	43,318	—	—
Fixed Income Funds	14,245	—	—	—	—	—	—	14,245	—	—
Exchange Traded Funds	824	—	—	—	—	—	—	824	—	—
Money Market Funds	756	—	—	—	—	—	—	756	—	—

Total Investments	59,143	—	—	—	—	—	—	59,143	—	—

Life Vision Moderate Growth Fund
Equity Funds	73,615	—	—	—	—	—	—	73,615	—	—
Fixed Income Funds	62,148	—	—	—	—	—	—	62,148	—	—
Exchange Traded Funds	3,212	—	—	—	—	—	—	3,212	—	—
Money Market Funds	428	—	—	—	—	—	—	428	—	—

Total Investments	139,403	—	—	—	—	—	—	139,403	—	—

Corporate Bond Fund
Bank Loans	—	—	—	660	—	—	—	660	—	—
Corporate Bonds[1]	—	—	—	141,073	—	—	—	141,073	—	—
Short-Term Investments	—	—	—	26,252	—	—	—	26,252	—	—
Money Market Funds	3,862	—	—		—	—	—	3,862	—	—

Total Investments	3,862	—	—	167,985	—	—	—	171,847	—	—

Georgia Tax-Exempt Bond Fund
Municipal Bonds[3]	—	—	—	170,367	—	—	—	170,367	—	—
Money Market Funds	5,314	—	—	—	—	—	—	5,314	—	—

Total Investments	5,314	—	—	170,367	—	—	—	175,681	—	—

High Grade Municipal Bond Fund
Municipal Bonds[3]	—	—	—	69,776	—	—	—	69,776	—	—
Money Market Funds	5,712	—	—	—	—	—	—	5,712	—	—

Total Investments	5,712	—	—	69,776	—	—	—	75,488	—	—

High Income Fund
Bank Loans[1]	—	—	—	3,635	—	—	—	3,635	—	—
Corporate Bonds[1]	—	—	—	44,068	—	—	—	44,068	—	—
Convertible Corporate Bonds[1]	—	—	—	2,505	—	—	—	2,505	—	—
Short-Term Investments	—	—	—	6,342	—	—	—	6,342	—	—
Money Market Funds	2,601	—	—	—	—	—	—	2,601	—	—

Total Investments	2,601	—	—	56,550	—	—	—	59,151	—	—

Intermediate Bond Fund
Asset-Backed Securities	—	—	—	9,195	—	—	—	9,195	—	—
Collateralized Mortgage Obligations	—	—	—	39,386	—	—	—	39,386	—	—
Corporate Bonds[1]	—	—	—	492,110	—	—	—	492,110	—	—
Convertible Corporate Bonds[1]	—	—	—	152	—	—	—	152	—	—
U.S. Government Agency Mortgages	—	—	—	183,729	—	—	—	183,729	—	—
U.S. Treasury Obligations	—	—	—	437,306	—	—	—	437,306	—	—
Short-Term Investments	—	—	—	90,067	—	—	—	90,067	—	—
Money Market Funds	60,062	—	—	—	—	—	—	60,062	—	—
Credit Default Swap Agreements[2]	—	—	—	—	11,316	—	—	—	11,316	—
Interest Rate Swap Agreements[2]	—	—	—	—	(69)	—	—	—	(69)	—
Currency Contracts[2]	—	—	—	—	(530)	—	—		(530)	—

Total Investments	60,062	—	—	1,251,945	10,717	—	—	1,312,007	10,717	—

Investment Grade Bond Fund
Asset-Backed Securities	—	—	—	3,790	—	—	—	3,790	—	—
Collateralized Mortgage Obligations	—	—	—	15,263	—	—	—	15,263	—	—
Corporate Bonds[1]	—	—	—	227,657	—	—	—	227,657	—	—
Convertible Corporate Bonds[1]	—	—	—	63	—	—	—	63	—	—
U.S. Government Agencies	—	—	—	709	—	—	—	709	—	—
U.S. Government Agency Mortgages	—	—	—	67,210	—	—	—	67,210	—	—
U.S. Treasury Obligations	—	—	—	110,832	—	—	—	110,832	—	—
Short-Term Investments	—	—	—	39,692	—	—	—	39,692	—	—
Money Market Funds	17,804	—	—		—	—	—	17,804	—	—
Credit Default Swap Agreements[2]	—	—	—	—	4,089			—	4,089	—
Interest Rate Swap Agreements[2]	—	—	—	—	(30)	—	—	—	(30)	—
Currency Contracts[2]	—	—	—	—	(221)	—	—	—	(221)	—

Total Investments	17,804	—	—	465,216	3,838	—	—	483,020	3,838	—

Investment Grade Tax-Exempt Bond Fund
Municipal Bonds[3]	—	—	—	819,559	—	—	—	819,559	—	—
Money Market Funds	91,390	—	—	—	—	—	—	91,390	—	—

Total Investments	91,390	—	—	819,559	—	—	—	910,949	—	—

Limited Duration Fund
Asset-Backed Securities	—	—	—	12,333	—	—	—	12,333	—	—
Collateralized Mortgage Obligations	—	—	—	4,379	—	—	—	4,379	—	—
Money Market Funds	8,498	—	—	—	—	—	—	8,498	—	—

Total Investments	8,498	—	—	16,712	—	—	—	25,210	—	—

Limited-Term Federal Mortgage Securities Fund
Asset-Backed Securities	—	—	—	331	—	—	—	331	—	—
Collateralized Mortgage Obligations	—	—	—	4,042	—	—	—	4,042	—	—
U.S. Government Agency Mortgages	—	—	—	39,525	—	—	—	39,525	—	—
U.S. Treasury Obligations	—	—	—	1,504	—	—	—	1,504	—	—
Money Market Funds	3,552	—	—	—	—	—	—	3,552	—	—

Total Investments	3,552	—	—	45,402	—	—	—	48,954	—	—

Maryland Municipal Bond Fund
Municipal Bonds[3]	—	—	—	29,498	—	—	—	29,498	—	—
Money Market Funds	1,195	—	—	—	—	—	—	1,195	—	—

Total Investments	1,195	—	—	29,498	—	—	—	30,693	—	—

				LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Unobservable Inputs		Total
	Investments in	Other Financial	Securities	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial	Securities Sold
Fund	Securities ($)	Investments($)[2]	Sold Short ($)	Securities ($)	Investments ($)[2]	Securities ($)	Investments ($)[2]	Securities ($)	Investments ($)[2]	Short ($)
North Carolina Tax-Exempt Bond Fund
Municipal Bonds[3]	—	—	—	47,187	—	—	—	47,187	—	—
Money Market Funds	2,394	—	—	—	—	—	—	2,394	—	—

Total Investments	2,394	—	—	47,187	—	—	—	49,581	—	—

Seix Floating Rate High Income Fund
Bank Loans[1]	—	—	—	727,864	—	—	—	727,864	—	—
Corporate Bonds[1]	—	—	—	86,810	—	—	—	86,810	—	—
Convertible Corporate Bonds[1]	—	—	—	3,282	—	—	—	3,282	—	—
U.S. Treasury Obligations	—	—	—	8,500	—	—	—	8,500	—	—
Money Market Funds	50,035	—	—	—	—	—	—	50,035	—	—
Credit Default Swap Agreements[2]	—	—	—	—	(1,239)	—	—	—	(1,239)	—

Total Investments	50,035	—	—	826,456	(1,239)	—	—	876,491	(1,239)	—

Seix Global Strategy Fund
U.S. Treasury Obligations	—	—	—	300	—	—	—	300	—	—
Money Market Funds	9,575	—	—	—	—	—	—	9,575	—	—
Credit Default Swap Agreements[2]	—	—	—	—	(77)	—	—	—	(77)	—
Interest Rate Swap Agreements[2]	—	—	—	—	(69)	—	—	—	(69)	—
Currency Contracts[2]	—	—	—	—	24	—	—	—	24	—

Total Investments	9,575	—	—	300	(122)	—	—	9,875	(122)	—

Seix High Yield Fund
Bank Loans[1]	—	—	—	16,897	—	—	—	16,897	—	—
Corporate Bonds[1]	—	—	—	967,609	—	—	—	967,609	—	—
Convertible Corporate Bonds[1]	—	—	—	4,885	—	—	—	4,885	—	—
U.S. Treasury Obligations	—	—	—	16,650	—	—	—	16,650	—	—
Short-Term Investments	—	—	—	265,568	—	—	—	265,568	—	—
Money Market Funds	58,244	—	—	—	—	—	—	58,244	—	—
Credit Default Swap Agreements[2]	—	—	—	—	(15)	—	—	—	(15)	—

Total Investments	58,244	—	—	1,271,609	(15)	—	—	1,329,853	(15)	—

Short-Term Bond Fund
Asset-Backed Securities	—	—	—	3,923	—	—	—	3,923	—	—
Collateralized Mortgage Obligations	—	—	—	61,688	—	—	—	61,688	—	—
Corporate Bonds[1]	—	—	—	159,576	—	—	—	159,576	—	—
U.S. Government Agencies	—	—	—	32,428	—	—	—	32,428	—	—
U.S. Government Agency Mortgages	—	—	—	31,805	—	—	—	31,805	—	—
U.S. Treasury Obligations	—	—	—	32,315	—	—	—	32,315	—	—
Money Market Funds	46,057	—	—	—	—	—	—	46,057	—	—
Futures Contracts[2]	—	24	—	—	—	—	—	—	24	—
Credit Default Swap Agreements[2]	—	—	—	—	58	—	—	—	58	—

Total Investments	46,057	24	—	321,735	58	—	—	367,792	82	—

Short-Term U.S. Treasury Securities Fund
U.S. Treasury Obligations	—	—	—	73,991	—	—	—	73,991	—	—
Money Market Funds	367	—	—	—	—	—	—	367	—	—

Total Investments	367	—	—	73,991	—	—	—	74,358	—	—

Total Return Bond Fund	—	—	—
Asset-Backed Securities	—	—	—	11,265	—	—	—	11,265	—	—
Collateralized Mortgage Obligations	—	—	—	83,804	—	—	—	83,804	—	—
Corporate Bonds[1]	—	—	—	200,476	—	—	—	200,476	—	—
Convertible Corporate Bonds[1]	—	—	—	86	—	—	—	86	—	—
U.S. Government Agency Mortgages	—	—	—	259,865	—	—	—	259,865	—	—
U.S. Treasury Obligations	—	—	—	39,669	—	—	—	39,669	—	—
Short-Term Investments	—	—	—	21,909	—	—	—	21,909	—	—
Money Market Funds	18,671	—	—	—	—	—	—	18,671	—	—
Credit Default Swap Agreements[2]	—	—	—	—	5,782	—	—	—	5,782	—
Interest Rate Swap Agreements[2]	—	—	—	—	(40)	—	—	—	(40)	—
Currency Contracts[2]	—	—	—	—	(307)	—	—	—	(307)	—

Total Investments	18,671	—	—	617,074	5,435	—	—	635,745	5,435	—

Ultra-Short Bond Fund
Asset-Backed Securities	—	—	—	1,953	—	—	—	1,953	—	—
Collateralized Mortgage Obligations	—	—	—	9,037	—	—	—	9,037	—	—
Corporate Bonds[1]	—	—	—	16,166	—	—	—	16,166	—	—
U.S. Government Agencies	—	—	—	1,727	—	—	—	1,727	—	—
U.S. Government Agency Mortgages	—	—	—	14,372	—	—	—	14,372	—	—
U.S. Treasury Obligations	—	—	—	766	—	—	—	766	—	—
Short-Term Investments	—	—	—	1,035	—	—	—	1,035	—	—
Money Market Funds	4,479	—	—	—	—	—	—	4,479	—	—

Total Investments	4,479	—	—	45,056	—	—	—	49,535	—	—

U.S. Government Securities Fund
U.S. Treasury Obligations	—	—	—	169,339	—	—	—	169,339	—	—
Money Market Funds	18,786	—	—	—	—	—	—	18,786	—	—

Total Investments	18,786	—	—	169,339	—	—	—	188,125	—	—

U.S. Government Securities Ultra-Short Bond Fund
Collateralized Mortgage Obligations	—	—	—	3,757	—	—	—	3,757	—	—
U.S. Government Agencies	—	—	—	9,000	—	—	—	9,000	—	—
U.S. Government Agency Mortgages	—	—	—	169,501	—	—	—	169,501	—	—
Money Market Funds	14,555	—	—	—	—	—	—	14,555	—	—

Total Investments	14,555	—	—	182,258	—	—	—	196,813	—	—

Virginia Intermediate Municipal Bond Fund
Municipal Bonds[3]	—	—	—	189,914	—	—	—	189,914	—	—
Money Market Funds	4,804	—	—	—	—	—	—	4,804	—	—

Total Investments	4,804	—	—	189,914	—	—	—	194,718	—	—

Prime Quality Money Market Fund
Certificates of Deposit[1]	—	—	—	1,230,451	—	—	—	1,230,451	—	—
Commercial Paper[1]	—	—	—	2,043,993	—	—	—	2,043,993	—	—
Corporate Bonds[1]	—	—	—	420,873	—	—	—	420,873	—	—
U.S. Government Agencies	—	—	—	1,610,998	—	—	—	1,610,998	—	—
Repurchase Agreements	—	—	—	19,152	—	—	—	19,152	—	—
Money Market Funds	680,000	—	—	—	—	—	—	680,000	—	—
Time Deposits	—	—	—	265,837	—	—	—	265,837	—	—

Total Investments	680,000	—	—	5,591,304	—	—	—	6,271,304	—	—

Tax-Exempt Money Market Fund
Municipal Bonds[3]	—	—	—	1,665,525	—	—	—	1,665,525	—	—
Money Market Funds	75,820	—	—	—	—	—	—	75,820	—	—

Total Investments	75,820	—	—	1,665,525	—	—	—	1,741,345	—	—

				LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Unobservable Inputs		Total
	Investments in	Other Financial	Securities	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial	Securities Sold
Fund	Securities ($)	Investments($)[2]	Sold Short ($)	Securities ($)	Investments ($)[2]	Securities ($)	Investments ($)[2]	Securities ($)	Investments ($)[2]	Short ($)
U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	—	—	704,163	—	—	—	704,163	—	—
Repurchase Agreements	—	—	—	153,103	—	—	—	153,103	—	—
Money Market Funds	228,000	—	—		—	—	—	228,000	—	—

Total Investments	228,000	—	—	857,266	—	—	—	1,085,266	—	—

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	—	—	654,254	—	—	—	654,254	—	—
Repurchase Agreements	—	—	—	435,186	—	—	—	435,186	—	—
Money Market Funds	124,815	—	—	—	—	—	—	124,815	—	—

Total Investments	124,815	—	—	1,089,440	—	—	—	1,214,255	—	—

Virginia Tax-Free Money Market Fund
Municipal Bonds	—	—	—	347,535	—	—	—	347,535	—	—
Money Market Funds	4,388	—	—	—	—	—	—	4,388	—	—

Total Investments	4,388	—	—	347,535	—	—	—	351,923	—	—

Institutional Cash Management Money Market Fund
Certificates of Deposit[1]	—	—	—	584,323	—	—	—	584,323	—	—
Commercial Paper[1]	—	—	—	1,098,180	—	—	—	1,098,180	—	—
Corporate Bonds[1]	—	—	—	195,259	—	—	—	195,259	—	—
U.S. Government Agencies	—	—	—	784,835	—	—	—	784,835	—	—
Short-Term Investments	—	—	—	1,968	—	—	—	1,968	—	—
Money Market Funds	172,000	—	—	—	—	—	—	172,000	—	—
Time Deposits		—	—	97,289	—	—	—	97,289	—	—

Total Investments	172,000	—	—	2,761,854	—	—	—	2,933,854	—	—

Institutional Municipal Cash Reserve Money Market Fund
Municipal Bonds[3]	—	—	—	96,606	—	—	—	96,606	—	—
Money Market Funds	2,865	—	—		—	—	—	2,865	—	—

Total Investments	2,865	—	—	96,606	—	—	—	99,471	—	—

Institutional U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	—	—	1,886,621	—	—	—	1,886,621	—	—
Repurchase Agreements	—	—	—	578,263	—	—	—	578,263	—	—
Money Market Funds	632,942	—	—	—	—	—	—	632,942	—	—

Total Investments	632,942	—	—	2,464,884	—	—	—	3,097,826	—	—

Institutional U.S. Treasury Securities Money Market Fund
U.S. Treasury Obligations	—	—	—	1,644,011	—	—	—	1,644,011	—	—
Repurchase Agreements	—	—	—	960,697	—	—	—	960,697	—	—
Money Market Funds	253,083	—	—	—	—	—	—	253,083	—	—

Total Investments	253,083	—	—	2,604,708	—	—	—	2,857,791	—	—

[1]	Please see the Portfolio of Investments for Industry Classification.

[2]	Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

[3]	Please see the Portfolio of Investments for State Classification.
As of April 1, 2009, there were no Level 3 securities in the Funds.

Security Transactions— During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.
Foreign Currency Translation—The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.
Forward Foreign Currency Contracts—Each Fund (except the Money Market Funds) may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. As of June 30, 2009, certain Funds had outstanding forward foreign currency contracts as listed on the Schedules.
Real Estate Investment Trusts—Certain of the Funds, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known upon notification from issuers.
Securities Lending—Each Fund (except the Life Vision Funds and Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% for equity funds and 100% for fixed income funds (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.
Cash collateral received in connection with securities lending is invested in a joint account managed by RidgeWorth Capital Management, Inc. The joint account invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.
At June 30, 2009, the cash collateral received by the Funds was pooled and invested in the following securities (RidgeWorth Funds Securities Lending Joint Account). Each of the Funds of the Trust participating in securities lending at that date owned a pro-rata portion of the assets and liabilities listed below (in thousands, except Shares):

	Shares or
	Principal
	Amount($)	Value($)
Abbey National Treasury Services PLC, 1.270%, 08/13/09(a)	40,238	40,238
Commonwealth Bank of Australia, MTN, 1.352%, 07/16/09(a)(b)	80,478	80,477
HSBC USA, Inc., Ser 1, 1.306%, 08/14/09(a)	40,238	40,238
Societe Generale, 1.056%, 09/04/09(a)(b)	80,477	80,476
American Honda Finance Corp., MTN, 1.269%,07/14/09(a)(b)	60,358	60,358
IBM International Group Capital LLC, 0.901%, 09/25/09(a)(b)	40,238	40,238
Monumental Global Funding Ltd., 1.283%, 08/17/09(a)(b)	80,477	80,477
New York Life Global Funding, MTN, 0.746%, 09/04/09(a)(b)	40,238	40,238
Pacific Life Global Funding, 1.212%, 07/24/09(a)(b)	8,048	8,048
BNP Paribas Time Deposit, 0.125%	44,186	44,186
Calyon Time Deposit, 0.250%	52,460	52,460
Dreyfus Government Cash Money Market Fund	85,000,000	85,000
Goldman Sachs Financial Square Funds — Federal Fund	84,000,000	84,000
Goldman Sachs Financial Square Funds — Government Fund	115,000,000	115,000
JPMorgan U.S. Government Money Market Fund	110,000,000	110,000
RidgeWorth Institutional U.S. Government Securities Money Market Fund(c)	109,000,000	109,000

Total Investments (Cost $1,070,434)(d)		1,070,434
Payable to Participating Funds		898
Amount due to Lending Agent		(8,348)

Net Assets		1,062,984

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Joint Account’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 36.7% of net assets as of June 30, 2009.

(c)	Affiliate investment.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.
MTN      Medium Term Note
Repurchase Agreements—The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third-party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Securities Purchased on a When-Issued Basis—Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. As of June 30, 2009, there were no such securities held by the Funds.
TBA Purchase Commitments—The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.”
Mortgage Dollar Rolls—The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of June 30, 2009, there were no open mortgage dollar rolls.
Bank Loans— The High Income Fund, Seix Floating Rate High Income Fund and Seix High Yield Fund may invest in first lien senior floating rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented with the Schedules. At June 30, 2009, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.
Swap Agreements—The High Income, Intermediate Bond, Investment Grade Bond, Investment Grade Tax-Exempt Bond, Seix Floating Rate High Income, Seix Global Strategy, Seix High Yield, Short-Term Bond and Total Return Bond Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be on the statement of assets and liabilities and then amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.
Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium).
If a credit event (i.e., bankruptcy, default) occurs, as defined by the swap agreement, the party providing insurance will have to purchase the referenced obligation of the third party from the insured party. If the Fund is providing insurance, the maximum potential liability that a Fund is subject to is the notional amount of the swap agreement. The potential liability amount may be reduced by anticipated recovery rates of the referenced obligation of the third party, upfront premiums received and net amounts received if the Fund has also purchased a credit default swap where the referenced obligation of the third party is identical. The credit default swaps are presented with the Funds’ Schedules of Portfolio Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the Funds’ ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The collateral for open swap agreements, as disclosed in the Schedules, is held at SunTrust Banks, Inc. (“SunTrust”), the parent company of the Funds’ investment adviser. As of June 30, 2009, bank loans, investment grade bonds, U.S. Government securities and U.S. Treasury securities, were held as collateral for open swap agreements.
Futures Contracts— Certain Funds (except the Money Market Funds) are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts an may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
Short Sales — The International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund each engage in short sales (selling securities it does not own) as a part of its normal investment activities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.
Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. The International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Real Estate 130/30 Fund, U.S. Equity 130/30 Fund, Corporate Bond Fund, Seix Global Strategy Funds and Institutional Cash Management Money Market Fund do not have a compensating balance arrangement with their custodian, Brown Brothers Harriman & Co.
Restricted Securities—Certain of the Funds’ investments are restricted as to resale. As of June 30, 2009, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board unless stated otherwise on each Fund’s Schedules.
Recent Accounting Pronouncements—In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Funds were not impacted by the adoption of these standards. The notional amounts in the Schedules are representative of typical volumes.
Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

3. Federal Tax Information
At June 30, 2009, the cost and aggregate gross unrealized appreciation and depreciation on securities, for federal tax purposes were as follows (in thousands):

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)
Aggressive Growth Stock Fund	105,200	27,437	(12,981)	14,456
Emerging Growth Stock Fund	91,244	12,649	(10,370)	2,279
International Equity 130/30 Fund	96,476	6,416	(7,184)	(768)
International Equity Fund	241,377	31,596	(46,524)	(14,928)
International Equity Index Fund	996,429	134,111	(120,051)	14,060
Large Cap Core Equity Fund	443,530	62,787	(45,923)	16,864
Large Cap Growth Stock Fund	607,935	55,394	(44,842)	10,552
Large Cap Quantitative Equity Fund	27,043	2,683	(1,395)	1,288
Large Cap Value Equity Fund	1,279,501	100,738	(78,485)	22,253
Mid-Cap Core Equity Fund	111,828	7,878	(13,536)	(5,658)
Mid Cap Value Equity Fund	455,159	21,261	(26,632)	(5,371)
Real Estate 130/30 Fund	7,137	467	(1,086)	(619)
Select Large Cap Growth Stock Fund	124,207	12,470	(4,996)	7,474
Small Cap Growth Stock Fund	437,198	44,488	(26,160)	18,328
Small Cap Value Equity Fund	533,348	39,133	(77,972)	(38,839)
U.S. Equity 130/30 Fund	5,377	294	(356)	(62)
Life Vision Aggressive Growth Fund	26,908	472	(5,917)	(5,445)
Life Vision Conservative Fund	10,696	359	(782)	(423)
Life Vision Growth and Income Fund	68,121	1,568	(10,546)	(8,978)
Life Vision Moderate Growth Fund	155,339	4,342	(20,278)	(15,936)
Corporate Bond Fund	165,206	7,080	(439)	6,641
Georgia Tax-Exempt Bond Fund	175,147	2,969	(2,435)	534
High Grade Municipal Bond Fund	73,785	2,013	(310)	1,703
High Income Fund	59,723	2,045	(2,617)	(572)
Intermediate Bond Fund	1,289,960	32,747	(10,700)	22,047
Investment Grade Bond Fund	470,271	17,391	(4,642)	12,749
Investment Grade Tax-Exempt Bond Fund	896,863	17,205	(3,119)	14,086
Limited Duration Fund	25,411	49	(250)	(201)
Limited-Term Federal Mortgage Securities Fund	47,988	1,129	(163)	966
Maryland Municipal Bond Fund	29,992	1,027	(326)	701
North Carolina Tax-Exempt Bond Fund	49,122	873	(414)	459
Seix Floating Rate High Income Fund	885,591	28,628	(37,728)	(9,100)
Seix Global Strategy Fund	9,875	—	—	—
Seix High Yield Fund	1,335,386	36,681	(42,214)	(5,533)
Short-Term Bond Fund	371,545	5,950	(9,703)	(3,753)
Short-Term U.S. Treasury Securities Fund	73,262	1,138	(42)	1,096
Total Return Bond Fund	620,655	21,883	(6,793)	15,090
Ultra-Short Bond Fund	50,583	626	(1,674)	(1,048)
U.S. Government Securities Fund	186,224	3,747	(1,846)	1,901
U.S. Government Securities Ultra-Short Bond Fund	195,458	1,490	(135)	1,355
Virginia Intermediate Municipal Bond Fund	189,437	6,826	(1,545)	5,281
Prime Quality Money Market Fund	6,271,304	—	—	—
Tax-Exempt Money Market Fund	1,741,345	—	—	—
U.S. Government Securities Money Market Fund	1,085,266	—	—	—
U.S. Treasury Money Market Fund	1,214,261	—	(6)	(6)
Virginia Tax-Free Money Market Fund	351,923	—	—	—
Institutional Cash Management Money Market Fund	2,933,854	—	—	—
Institutional Municipal Cash Reserve Money Market Fund	99,471	—	—	—
Institutional U.S. Government Securities Money Market Fund	3,097,826	—	—	—
Institutional U.S. Treasury Securities Money Market Fund	2,857,799	—	(8)	(8)

Amounts designated as “-” are $0 or have been rounded to $0.
4. Risks
The International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Seix Global Strategy and Total Return Bond Fund invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Real Estate 130/30 Fund invests a substantial portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by that Fund.
The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The Corporate Bond Fund, High Income Fund, Seix Global Strategy Fund and Seix High Yield Fund invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.
The High Income Fund, Seix Floating Rate High Income Fund and Seix High Yield Fund invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
The Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond and Virginia Tax-Free Money Market Funds’ concentrations of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.
The Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, Total Return Bond, Ultra-Short Bond, U.S. Government Securities and U.S. Government Securities Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.
The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.
Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.
Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.
5. Subsequent Events
Effective August 1, 2009, the RidgeWorth Life Vision Funds were renamed the RidgeWorth Allocation Strategies as follows:

Old Name	New Name
Life Vision Aggressive Growth Fund	Aggressive Growth Allocation Strategy
Life Vision Conservative Fund	Conservative Allocation Strategy
Life Vision Growth and Income Fund	Growth Allocation Strategy
Life Vision Moderate Growth Fund	Moderate Allocation Strategy

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RidgeWorth Funds

By (Signature and Title)*	/s/ Martin R. Dean Martin R. Dean, Treasurer, RidgeWorth Funds
Date 08/28/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short Julia Short, President, RidgeWorth Funds
Date 08/28/2009

By (Signature and Title)*	/s/ Martin R. Dean Martin R. Dean, Treasurer, RidgeWorth Funds
Date 08/28/2009